                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-4096
-------------------------------------------------------------------------------

                           MFS MUNICIPAL SERIES TRUST
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                       Date of fiscal year end: March 31
-------------------------------------------------------------------------------

                  Date of reporting period: September 30, 2005
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) MUNICIPAL SERIES TRUST                                           9/30/05

FOR THE STATES OF: ALABAMA,
ARKANSAS, CALIFORNIA, FLORIDA,
GEORGIA, MARYLAND, AND MASSACHUSETTS


SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                                1
----------------------------------------------------

PORTFOLIO COMPOSITION                              2
----------------------------------------------------
FUND EXPENSE TABLES                                5
----------------------------------------------------
PORTFOLIO OF INVESTMENTS                           8
----------------------------------------------------
FINANCIAL STATEMENTS                              43
----------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                     67
----------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                                75
----------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION             78
----------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                    78
----------------------------------------------------
CONTACT INFORMATION                       BACK COVER
----------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL
INFORMATION OF SHAREHOLDERS. IT IS
AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE
INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS" money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) Alabama Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      98.6%
              Cash & Other Net Assets                     1.4%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                16.5%
              ------------------------------------------------
              Health/Hospitals                           16.3%
              ------------------------------------------------
              General Obligation/GP                      13.3%
              ------------------------------------------------
              Municipal-Owned Utilities                  12.0%
              ------------------------------------------------
              State & Local Appropriations                7.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        69.7%
              ------------------------------------------------
              AA                                         12.9%
              ------------------------------------------------
              A                                           4.9%
              ------------------------------------------------
              BBB                                         9.3%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              Not Rated                                   3.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.5
              ------------------------------------------------
              Average Life***                        16.0 yrs.
              ------------------------------------------------
              Average Maturity***                    16.6 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Arkansas Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      98.9%
              Cash & Other Net Assets                     1.1%

              TOP FIVE BOND INDUSTRIES*

              Universities/Colleges                      17.2%
              ------------------------------------------------
              Water/Sewer                                11.0%
              ------------------------------------------------
              Health/Hospitals                           10.5%
              ------------------------------------------------
              General Obligation/GP                       9.9%
              ------------------------------------------------
              Single Family Housing/State                 8.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        66.4%
              ------------------------------------------------
              AA                                         12.0%
              ------------------------------------------------
              A                                          11.6%
              ------------------------------------------------
              BBB                                         8.0%
              ------------------------------------------------
              BB                                          0.8%
              ------------------------------------------------
              Not Rated                                   1.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.9
              ------------------------------------------------
              Average Life***                        15.4 yrs.
              ------------------------------------------------
              Average Maturity***                    16.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) California Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      99.0%
              Cash & Other Net Assets                     1.0%

              TOP FIVE BOND INDUSTRIES*

              General Obligation/Schools                 17.2%
              ------------------------------------------------
              State & Local Appropriation                13.1%
              ------------------------------------------------
              Health/Hospitals                           11.4%
              ------------------------------------------------
              General Obligation/GP                       7.9%
              ------------------------------------------------
              Universities/Colleges                       7.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        56.1%
              ------------------------------------------------
              AA                                          3.2%
              ------------------------------------------------
              A                                          16.5%
              ------------------------------------------------
              BBB                                        15.3%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.1%
              ------------------------------------------------
              CCC                                         0.6%
              ------------------------------------------------
              Not Rated                                   7.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        7.1
              ------------------------------------------------
              Average Life***                        14.6 yrs.
              ------------------------------------------------
              Average Maturity***                    17.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA-
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Florida Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      98.4%
              Cash & Other Net Assets                     1.6%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                           16.1%
              ------------------------------------------------
              Water/Sewer                                15.1%
              ------------------------------------------------
              General Obligation/Schools                  9.4%
              ------------------------------------------------
              General Obligation/GP                       7.1%
              ------------------------------------------------
              State & Local Appropriation                 6.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        62.5%
              ------------------------------------------------
              AA                                         11.1%
              ------------------------------------------------
              A                                           9.6%
              ------------------------------------------------
              BBB                                        10.3%
              ------------------------------------------------
              BB                                          0.6%
              ------------------------------------------------
              B                                           0.5%
              ------------------------------------------------
              Not Rated                                   5.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        7.3
              ------------------------------------------------
              Average Life***                        17.5 yrs.
              ------------------------------------------------
              Average Maturity***                    18.6 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Georgia Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      98.0%
              Cash & Other Net Assets                     2.0%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                26.6%
              ------------------------------------------------
              Universities/Colleges                       9.5%
              ------------------------------------------------
              Health/Hospitals                            8.8%
              ------------------------------------------------
              General Obligation/Schools                  7.3%
              ------------------------------------------------
              Municipal-Owned utilities                   6.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        45.0%
              ------------------------------------------------
              AA                                         30.3%
              ------------------------------------------------
              A                                           8.9%
              ------------------------------------------------
              BBB                                         9.6%
              ------------------------------------------------
              BB                                          0.3%
              ------------------------------------------------
              B                                           0.5%
              ------------------------------------------------
              Not Rated                                   5.4%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        7.0
              ------------------------------------------------
              Average Life***                        15.3 yrs.
              ------------------------------------------------
              Average Maturity***                    16.8 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------


MFS(R) Maryland Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      97.2%
              Cash & Other Net Assets                     2.8%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                           21.7%
              ------------------------------------------------
              General Obligation/IMPT                    15.8%
              ------------------------------------------------
              Universities/Colleges                      10.7%
              ------------------------------------------------
              Water/Sewer                                 5.9%
              ------------------------------------------------
              Multi-Family Housing                        4.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        50.8%
              ------------------------------------------------
              AA                                         17.8%
              ------------------------------------------------
              A                                          13.2%
              ------------------------------------------------
              BBB                                        10.7%
              ------------------------------------------------
              B                                           0.3%
              ------------------------------------------------
              Not Rated                                   7.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.7
              ------------------------------------------------
              Average Life***                        15.2 yrs.
              ------------------------------------------------
              Average Maturity***                    16.4 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Massachusetts Municipal Bond Fund

              PORTFOLIO STRUCTURE*

              Bonds                                      98.5%
              Cash & Other Net Assets                     1.5%

              TOP FIVE BOND INDUSTRIES*

              Universities/Colleges                      19.2%
              ------------------------------------------------
              General Obligation/GP                      14.5%
              ------------------------------------------------
              Health/Hospitals                           11.0%
              ------------------------------------------------
              Water/Sewer                                 6.2%
              ------------------------------------------------
              General Obligation/IMPT                     5.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        50.5%
              ------------------------------------------------
              AA                                         27.1%
              ------------------------------------------------
              A                                           7.5%
              ------------------------------------------------
              BBB                                        13.3%
              ------------------------------------------------
              BB                                          0.9%
              ------------------------------------------------
              Not Rated                                   0.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.9
              ------------------------------------------------
              Average Life***                        16.2 yrs.
              ------------------------------------------------
              Average Maturity***                    18.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it willl be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 9/30/05.
  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
 **** The Average Credit Quality is based upon a market weighted average of portfolio holdings.
***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 9/30/05, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

FUND EXPENSE TABLES

FUND EXPENSES BORNE BY SHAREHOLDERS DURING THE PERIOD FROM
APRIL 1, 2005, THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) ALABAMA MUNICIPAL BOND FUND
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.87%     $1,000.00       $1,020.90          $4.41
    A      ---------------------------------------------------------------------
           Hypothetical*    0.87%     $1,000.00       $1,020.71          $4.41
--------------------------------------------------------------------------------
           Actual           1.62%     $1,000.00       $1,017.10          $8.19
    B     ----------------------------------------------------------------------
           Hypothetical*    1.62%                     $1,016.95          $8.19
--------------------------------------------------------------------------------

MFS(R) ARKANSAS MUNICIPAL BOND FUND

                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.68%      $1,000.00      $1,023.10          $3.45
    A      ---------------------------------------------------------------------
           Hypothetical*    0.68%      $1,000.00      $1,021.66          $3.45
--------------------------------------------------------------------------------
           Actual           1.46%      $1,000.00      $1,019.30          $7.39
    B     ----------------------------------------------------------------------
           Hypothetical*    1.46%      $1,000.00      $1,017.75          $7.38
--------------------------------------------------------------------------------

MFS(R) CALIFORNIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.64%     $1,000.00       $1,032.50          $3.26
    A      ---------------------------------------------------------------------
           Hypothetical*    0.64%     $1,000.00       $1,021.86          $3.24
--------------------------------------------------------------------------------
           Actual           1.40%     $1,000.00       $1,028.70          $7.12
    B     ----------------------------------------------------------------------
           Hypothetical*    1.40%     $1,000.00       $1,018.05          $7.08
--------------------------------------------------------------------------------
           Actual           1.54%     $1,000.00       $1,027.80          $7.83
    C      ---------------------------------------------------------------------
           Hypothetical*    1.54%     $1,000.00       $1,017.35          $7.79
--------------------------------------------------------------------------------

MFS(R) FLORIDA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.65%      $1,000.00      $1,028.50          $3.31
    A      ---------------------------------------------------------------------
           Hypothetical*    0.65%      $1,000.00      $1,021.81          $3.29
--------------------------------------------------------------------------------
           Actual           1.41%      $1,000.00      $1,024.70          $7.16
    B     ----------------------------------------------------------------------
           Hypothetical*    1.41%      $1,000.00      $1,018.00          $7.13
--------------------------------------------------------------------------------

MFS(R) GEORGIA MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.92%     $1,000.00       $1,021.50          $4.66
    A      ---------------------------------------------------------------------
           Hypothetical*    0.92%     $1,000.00       $1,020.46          $4.66
--------------------------------------------------------------------------------
           Actual           1.67%     $1,000.00       $1,017.70          $8.45
    B     ----------------------------------------------------------------------
           Hypothetical*    1.67%     $1,000.00       $1,016.70          $8.44
--------------------------------------------------------------------------------

MFS(R) MARYLAND MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.96%     $1,000.00       $1,021.80          $4.87
    A      ---------------------------------------------------------------------
           Hypothetical*    0.96%     $1,000.00       $1,020.26          $4.86
--------------------------------------------------------------------------------
           Actual           1.61%     $1,000.00       $1,018.50          $8.15
    B     ----------------------------------------------------------------------
           Hypothetical*    1.61%     $1,000.00        $1,017.00         $8.14
--------------------------------------------------------------------------------

MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending         Period**
                           Expense   Account Value   Account Value     4/01/05-
Share Class                 Ratio       4/01/05         9/30/05        9/30/05
--------------------------------------------------------------------------------
           Actual           0.91%     $1,000.00       $1,028.30          $4.63
    A      ---------------------------------------------------------------------
           Hypothetical*    0.91%     $1,000.00       $1,020.51          $4.61
--------------------------------------------------------------------------------
           Actual           1.56%     $1,000.00       $1,025.00          $7.92
    B     ----------------------------------------------------------------------
           Hypothetical*    1.56%     $1,000.00       $1,017.25          $7.89
--------------------------------------------------------------------------------

 * 5% class return per year before expenses.
** Expenses paid is equal to each class" annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) ALABAMA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
-------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                PAR AMOUNT      $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.3%                Alabama Docks Department Facilities Rev., MBIA, 5.5%, 2022          $  1,000,000     $  1,076,100
                              Alabama Port Authority Docks Facility, MBIA, 5.25%, 2026               1,000,000        1,048,070
                                                                                                                    -----------
                                                                                                                     $2,124,170
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 13.2%       Boaz, AL, School Warrants, "A", XLCA, 5%, 2025                      $  1,000,000     $  1,046,770
                              Boaz, AL, School Warrants, "A", XLCA, 5%, 2029                           650,000          676,559
                              Fairfield, AL, Refunding Warrants, AMBAC, 5.25%, 2025                  1,030,000        1,101,503
                              Fultondale, AL, "A", AMBAC, 4.5%, 2034                                   500,000          490,465
                              Gadsden, AL, Warrants, "B", AMBAC, 5.125%, 2028                        1,500,000        1,594,500
                              Hoover, AL, "B", 6%, 2010(++)                                            500,000          558,580
                              Houston County, AL, AMBAC, 6.25%, 2009(++)                               750,000          850,523
                              Jefferson County, AL, School Warrants, FSA, 5.5%, 2020                 1,750,000        1,875,703
                              Mobile County, AL, 6%, 2009(++)                                        1,345,000        1,479,406
                              Morgan County, AL, Warrants, AMBAC, 5%, 2028                           1,380,000        1,441,106
                              Russell County, AL, Warrants, "A", AMBAC, 5%, 2017                     1,000,000        1,060,810
                                                                                                                   ------------
                                                                                                                   $ 12,175,925
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 5.3%            Birmingham, AL, "A", 5.75%, 2017                                    $  1,000,000     $  1,102,300
                              Birmingham, AL, "B", 5.75%, 2019                                       2,000,000        2,176,420
                              Montgomery, AL, Warrants, MBIA, 5.1%, 2021                             1,005,000        1,070,988
                              Puerto Rico Municipal Finance Agency, RITES, FSA, 8.081%, 2017+(+)       500,000          582,290
                                                                                                                   ------------
                                                                                                                   $  4,931,998
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.4%                Bessemer, AL, School Warrants, AMBAC, 5.5%, 2020                    $  2,015,000     $  2,187,021
                              Phenix City, AL, AMBAC, 5.65%, 2021                                    1,500,000        1,661,130
                              Tuscaloosa, AL, Warrants, 5.7%, 2018                                   1,000,000        1,089,590
                                                                                                                   ------------
                                                                                                                   $  4,937,741
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Alabama Special Care Facilities Financing Authority (Daughters of
Hospitals - 16.1%             Charity), AMBAC, ETM, 5%, 2025(++)                                  $  1,500,000     $  1,516,005
                              Baldwin County, AL, Eastern Shore Health Care Authority Rev.
                              (Thomas Hospital), 6.75%, 2015                                           500,000          512,340
                              Birmingham Medical Center, East Alabama, Special Health Care
                              Facilities, Eastern Health Systems, "B", 5%, 2018                        500,000          502,510
                              Birmingham, AL, Baptist Health Systems, "A", (Baptist Medical
                              Center), 5.625%, 2015                                                    300,000          320,625
                              DCH Health Care Authority, Alabama Facilities Rev., 5.25%, 2016        1,000,000        1,071,550
                              Houston County, AL, Health Care Authority, AMBAC, 6.125%, 2022         1,000,000        1,105,640
                              Huntsville, AL, Health Care Authority Rev., 5.625%, 2026                 950,000          998,554
                              Huntsville, AL, Health Care Authority Rev., "A", MBIA, 5%, 2023        1,000,000        1,039,330
                              Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza
                              Coffee Memorial Hospital), MBIA, 5.75%, 2008(++)                       1,000,000        1,070,380
                              Lauderdale County & Florence, AL, Health Care Authority Rev., "A"
                              (Coffee Health Group), MBIA, 5.75%, 2014                               1,000,000        1,092,090
                              Marshall County, AL, Health Care Authority Rev., "A", 5.75%, 2032      1,000,000        1,048,710
                              Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital &
                              Clinic), AMBAC, 5.875%, 2016                                           1,000,000        1,030,710
                              Montgomery, AL, Special Care Facilities Financing Authority
                              Rev., "C" (Baptist Medical Center), FSA, ETM, 5.375%, 2019(++)         1,150,000        1,205,660
                              Montgomery, AL, Special Care Facilities, Financing Authority Rev.
                              (Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2025                  1,135,000        1,040,591
                              Montgomery, AL, Special Care Facilities, Financing Authority Rev.
                              (Baptist Health), "C", 5.25%, 2029                                     1,000,000        1,018,790
                              Valley, AL, Special Care Facilities Financing Authority, "A"
                              (Lanier Memorial Hospital), 5.65%, 2022                                  225,000          223,938
                                                                                                                   ------------
                                                                                                                   $ 14,797,423
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Mobile County, AL, Industrial Development Authority
Metals - 0.6%                 Rev. (Ipsco, Inc.), 6.875%, 2030                                    $    500,000     $    540,015
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Fairfield, AL, Environment Improvement Rev. (USX Corp.),
Other - 0.5%                  5.4%, 2016                                                          $    400,000     $    430,812
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Butler, AL, Industrial Development Board, Solid Waste Disposal
Paper - 3.5%                  Rev. (Georgia Pacific Corp.), 5.75%, 2028                           $    200,000     $    202,550
                              Camden, AL, Industrial Development Board Exempt Rev., "B"
                              (Weyerhaeuser), 6.375%, 2024                                             500,000          549,405
                              Mobile, AL, Industrial Development Board Improvement Rev., "A"
                              (International Paper Co.), 6.35%, 2016                                   650,000          699,036
                              Mobile, AL, Industrial Development Board Improvement Rev., "B"
                              (International Paper Co.), 6.45%, 2019                                   350,000          377,703
                              Phenix City, AL, Environmental Improvement Rev., "A" (MeadWestvaco),
                              6.35%, 2035                                                              750,000          818,693
                              Selma, AL, Industrial Development Board, "A" (International
                              Paper Co.), 6.7%, 2018                                                   500,000          548,715
                                                                                                                   ------------
                                                                                                                   $  3,196,102
-------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -       Birmingham, AL, Downtown Redevelopment Authority Rev.
Other - 2.9%                  (Social Security Administrative Building), ETM, 12.5%, 2010(++)     $  1,525,000     $  1,852,295
                              East Central Alabama Industrial Development Authority Rev.,
                              Unrefunded Balance, AMBAC, 5.4%, 2015                                    790,000          835,354
                                                                                                                   ------------
                                                                                                                   $  2,687,649
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Alabama Housing Finance Authority, Multi-Family Residential
Revenue - 2.5%                Development Rev., "K", (South Bay Apartments), FNMA, 5.875%, 2021   $    960,000     $  1,009,094
                              Alabama Housing Finance Authority, Multi-Family Residential
                              Development Rev., FHA, 7.25%, 2023                                     1,125,000        1,128,611
                              Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview
                              Apartments), 8%, 2030**+                                                 395,000           39,500
                              Puerto Rico Housing Finance Corp., Multi-Family Mortgage
                              Rev., "A-1", FHA, 7.5%, 2015                                             125,000          125,366
                                                                                                                   ------------
                                                                                                                   $  2,302,571
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Alabama Housing Finance Authority, Collateral Home Mortgage Bond
State - 1.5%                  Program II, "B", 5.15%, 2019                                        $     75,000     $     76,364
                              Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                              Collateral Home Mortgage Bond Program I, "B-1", 5.7%, 2015               455,000          467,421
                              Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                              Collateral Home Mortgage Bond Program II, "A-2", GNMA, 5.4%, 2022        715,000          734,312
                              Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                              Collateral Home Mortgage Bond Program II, "B", 5.15%, 2019                80,000           81,455
                                                                                                                   ------------
                                                                                                                   $  1,359,552
-------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
7.1%                          Alabama Building Renovation Authority, AMBAC, 6%, 2014              $  1,515,000     $  1,681,483
                              Alabama Public School & College, Capital Improvement, "A", 5%, 2019      500,000          523,485
                              Alabama Public School & College, Capital Improvement, "C",
                              5.75%, 2017                                                            1,000,000        1,093,540
                              Alabama Public School & College, Capital Improvement, "C",
                              5.75%, 2018                                                            1,035,000        1,131,048
                              Jefferson County, AL, Board of Education, "A", FSA, 5.8%, 2020           865,000          910,776
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013+(+)         500,000          618,510
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016+(+)         500,000          631,280
                                                                                                                   ------------
                                                                                                                   $  6,590,122
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%            Virgin Islands Public Finance Authority, "A", 5.5%, 2018            $  1,000,000     $  1,049,010
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              5.375%, 2033                                                        $    460,000     $    475,548
-------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -     Alabama Board of Education Rev., Refunding & Improvement (Southern
6.7%                          Union State Community College), MBIA, 5%, 2022                      $  1,000,000     $  1,049,430
                              Auburn University, AL, General Fee Rev., AMBAC, 5%, 2034               1,000,000        1,039,090
                              Auburn University, General Fee Rev., AMBAC, 5%, 2029                   1,000,000        1,044,210
                              Mobile, AL, Spring Hill College, Educational Building Authority
                              Rev., "A", 5.25%, 2034                                                 1,360,000        1,454,697
                              University of Alabama, General Rev., "A", MBIA, 5%, 2029               1,000,000        1,046,030
                              University of Alabama, University Rev., General Fee, FGIC, 5%, 2021      525,000          555,581
                                                                                                                   ------------
                                                                                                                   $  6,189,038
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 12.0%                 Alabama Municipal Electric Power Authority, "A", MBIA, 5%, 2023     $  1,000,000     $  1,055,090
                              DeKalb & Cherokee County, AL, Gas Rev., AMBAC, 5.4%, 2016              2,000,000        2,058,960
                              Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2013+(+)                500,000          579,540
                              Guam Power Authority Rev., RITES, AMBAC, 7.031%, 2018+(+)              4,500,000        4,907,520
                              Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031             875,000          922,101
                              Southeastern Alabama Gas District Systems Rev., "A", AMBAC,
                              5.5%, 2020                                                             1,000,000        1,081,940
                              Tuskegee, AL, Utilities Board, AMBAC, 5.5%, 2022                         400,000          416,912
                                                                                                                   ------------
                                                                                                                   $ 11,022,063
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility         Alabama Drinking Water Finance Authority, Revolving Fund Loan, "A",
Revenue - 16.3%               AMBAC, 6%, 2021                                                     $    725,000     $    807,396
                              Alabama Drinking Water Finance Authority, Revolving Fund Loan, "C",
                              AMBAC, 5.75%, 2018                                                     1,000,000        1,100,850
                              Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
                              AMBAC, 5.5%, 2016                                                      1,000,000        1,021,230
                              Alabama Water Pollution Control Authority, Revolving Fund Loan, "B",
                              AMBAC, 5.5%, 2020                                                      1,380,000        1,408,704
                              Alabama Water Pollution Control Authority, Revolving Fund Loan,
                              AMBAC, 5.75%, 2019                                                     1,000,000        1,083,940
                              Alabaster, AL, Sewer Rev., AMBAC, 5%, 2029                               750,000          782,670
                              Bessemer, AL, Water Rev., Warrants, "A", AMBAC, 5.75%, 2026            1,000,000        1,038,930
                              Birmingham, AL, Waterworks & Sewer Board Rev., "A", FGIC,
                              5%, 2034                                                               1,365,000        1,423,791
                              Jasper, AL, Waterworks & Sewer Board, "A", AMBAC, 5.2%, 2020             750,000          798,360
                              Jefferson County, AL, Sewer Rev., Warrants, "D", FGIC,
                              5.7%, 2007(++)                                                         1,000,000        1,043,910
                              Limestone County, AL, Water Authority, FGIC, 5.5%, 2026                2,650,000        2,820,872
                              Madison, AL, Water & Wastewater Board, MBIA, 5.5%, 2019                1,000,000        1,047,230
                              Orange Beach, AL, Water, Sewer, & Fire Protection Authority Rev.,
                              MBIA, 5%, 2030                                                           500,000          522,885
                              Ozark, AL, Utilities Board Water & Sewer Rev., AMBAC, 5%, 2031           100,000          104,505
                                                                                                                   ------------
                                                                                                                   $ 15,005,273
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $84,162,259)                                                               $ 89,815,012
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Note - 1.3%
-------------------------------------------------------------------------------------------------------------------------------
                              Jefferson County, AL, Sewer Rev., Capital Improvement
                              Warrants, "A", 2.76%, due 10/06/05, at Identified Cost              $  1,200,000     $  1,200,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $85,362,259)                                                                   $ 91,015,012
-------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.2%                                                                                 1,098,107
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $ 92,113,119
-------------------------------------------------------------------------------------------------------------------------------

Swap Agreements
Interest Rate Swaps

                                   NOTIONAL PRINCIPAL                                                                 UNREALIZE
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATI
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATI

12/01/07                USD           $2,000,000               Fixed - 3 Year               Floating - 7 Day            $20,888
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-------------------------------------------------------------------------------------------------------------------------------
11/03/35                USD            1,000,000              Floating - 7 Day              Fixed - 30 Year                (999)
                                                               BMA Swap Index           BMA Swap Index (4.102%)
-------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $19,889
-------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) ARKANSAS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%
-------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                   PAR AMOUNT       $ VALUE
-------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 0.6%                Little Rock, AR, Airport Rev., "A", FSA, 5.25%, 2019                $    800,000     $    841,512

-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 9.8%        Arkansas College Savings, "A", 0%, 2017                             $  1,840,000     $  1,119,346
                              Arkansas Federal Highway, Grant Anticipation Tax Rev., 5%, 2014        1,500,000        1,610,925
                              Arkansas Federal Highway, Grant Anticipation Tax Rev.,
                              "A", 5.5%, 2011                                                          850,000          915,008
                              Commonwealth of Puerto Rico, Infrastructure, RITES, ETM,
                              8.061%, 2019 (++),+(+)                                                 1,250,000        1,494,950
                              Commonwealth of Puerto Rico, Public Improvement, "A",
                              CIFG, 5%, 2034                                                         1,000,000        1,048,250
                              Commonwealth of Puerto Rico, RITES, MBIA, 8.561%, 2020+(+)             3,000,000        3,617,520
                              Puerto Rico Public Buildings Authority Rev. (State Office
                              Building), "F", XLCA, 5.25%, 2025                                      2,000,000        2,265,280
                              Sebastian County, AR, Community Refunding & Improvement, AMBAC,
                              5.6%, 2007(++)                                                         1,500,000        1,573,410
                                                                                                                   ------------
                                                                                                                   $ 13,644,689
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 3.3%            Puerto Rico Municipal Finance Agency, RITES, FSA, 8.081%, 2017+(+)  $    735,000     $    855,966
                              Puerto Rico Municipal Finance Agency, RITES, FSA, 8.081%, 2018+(+)     3,250,000        3,777,605
                                                                                                                   ------------
                                                                                                                   $  4,633,571
-------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 4.9%                Arkansas, Capital Appreciation, College Savings, "B", 0%, 2012      $  1,200,000     $    924,960
                              Arkansas, Capital Appreciation, College Savings, "B", 0%, 2013         1,000,000          735,690
                              Arkansas, Capital Appreciation, College Savings, "B", 0%, 2014         1,150,000          806,610
                              Arkansas, Capital Appreciation, College Savings, "B", 0%, 2015         1,100,000          738,463
                              Little Rock, AR, School District Construction, "C", FSA, 5%, 2017      1,000,000        1,051,370
                              Little Rock, AR, School District, "A", FSA, 5.4%, 2017                 1,000,000        1,073,050
                              Northwest Arkansas Community College District, Capital
                              Improvement, AMBAC, 5%, 2028                                           1,380,000        1,453,112
                                                                                                                   ------------
                                                                                                                   $  6,783,255
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Arkansas Development Finance Authority, Health Refunding (
Hospitals - 10.4%             Sister of Mercy), "A", MBIA, 5%, 2013                               $  4,340,000     $  4,600,964
                              Batesville, AR, Medical District Rev. (White River Medical
                              Center), 5.5%, 2024                                                      750,000          780,922
                              Baxter County, AR, Hospital Rev., Refunding & Improvement,
                              "B", 5.6%, 2021                                                        1,500,000        1,561,695
                              Crittenden County, AR, Hospital Rev., Refunding &
                              Improvement, 7.15%, 2025                                                 750,000          755,715
                              Jefferson County, AR, Hospital Rev., Refunding & Improvement
                              (Regional Medical Center), 5.8%, 2021                                  1,000,000        1,076,610
                              Little Rock, AR, Health Facilities Board (Baptist Health-Bri
                              Project), 5%, 2014                                                       500,000          529,445
                              Little Rock, AR, Health Facilities Hospital Board Rev. (Baptist
                              Medical Center), 6.9%, 2009                                              400,000          444,288
                              North Little Rock, AR, Baptist Health Facilities, 5.7%, 2022             500,000          523,225
                              Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital),
                              "B", 5.25%, 2015                                                         500,000          522,735
                              Pulaski County, AR, Hospital Rev. (Arkansas Childrens Hospital),
                              "B", 5.25%, 2016                                                       1,000,000        1,043,430
                              Sebastian County, AR, Health Facilities Improvement (Sparks
                              Regional Medical Center), "A", 5.25%, 2021                             1,000,000        1,037,600
                              State of Arkansas, Development Finance Authority Rev. (Washington
                              Regional Medical Center), 7.25%, 2010(++)                                500,000          578,045
                              Washington County, AR, Hospital Rev., Regional Medical Center
                              "A", 5%, 2035                                                          1,000,000          996,880
                                                                                                                   ------------
                                                                                                                   $ 14,451,554
-------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     Arkansas Development Finance Authority Rev. (Evangelical Lutheran
Term Care - 1.0%              Project), "B", AMBAC, 5.375%, 2019                                  $  1,315,000     $  1,414,585
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Virgin Islands Public Finance Authority, Refinery Facilities Rev.
Other - 0.2%                  (Hovensa Refinery), 5.875%, 2022                                    $    335,000          358,356
-------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Arkansas State Development Finance Authority, Industrial
Paper - 1.2%                  Facilities Rev. (Potlatch Corp.), "A", 7.75%, 2025                  $    250,000     $    284,845
                              Camden, AR, Environmental Improvement Rev. (International
                              Paper Co.), "A", 5%, 2018                                                750,000          758,700
                              Pine Bluff, AR, Environmental Improvement (International Paper
                              Co.), "A", 5.55%, 2022                                                   250,000          257,590
                              Pine Bluff, AR, Environmental Refunding (International Paper
                              Co.), "A", 6.7%, 2020                                                    300,000          328,980
                                                                                                                   ------------
                                                                                                                   $  1,630,115
-------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Fort Smith, AR, Residential Housing (Gorman Towers), "A",
Revenue - 0.7%                GNMA, 5.45%, 2037                                                   $  1,000,000     $  1,028,740
-------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 0.7%                Stuttgart, AR, Sales and Use Tax Rev., AMBAC, 4.2%, 2031            $  1,000,000     $    984,570
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Harrison, AR, Residential Housing Facilities Board, Single Family
Local - 7.3%                  Mortgage Rev., FGIC, ETM, 7.4%, 2011(++)                            $  4,000,000     $  4,806,680
                              Lonoke County, AR, Residential Housing Facilities, FNMA, 7.9%, 2011      122,470          120,844
                              Pulaski County, AR, Public Facilities Board Rev., "C", FNMA,
                              0%, 2014                                                               2,750,000        1,813,433
                              Pulaski County, AR, Public Facilities Board, "A", GNMA, 5.75%, 2034    1,875,000        1,927,181
                              Sherwood, AR, Residential Housing Facilities Board, Single Family
                              Rev., MBIA, 7.5%, 2010(++)                                             1,250,000        1,483,675
                                                                                                                   ------------
                                                                                                                   $ 10,151,813
-------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 8.7%                  Arkansas Development Finance Authority Rev., "1", 0%, 2011          $    415,000     $    265,002
                              Arkansas Development Finance Authority, Mortgage Backed Securities
                              Program, "B", GNMA, 5%, 2029                                             260,000          263,923
                              Arkansas Development Finance Authority, Mortgage Backed Securities
                              Program, "C", GNMA, 5.35%, 2027                                        1,705,000        1,732,860
                              Arkansas Development Finance Authority, Mortgage Backed Securities
                              Program, "E", GNMA, 5.4%, 2034                                           835,000          858,163
                              Arkansas Development Finance Authority, Single Family Mortgage
                              Rev., "B", GNMA, 5.125%, 2024                                            475,000          485,768
                              Arkansas Development Finance Authority, Single Family Mortgage
                              Rev., "B", GNMA, 5.25%, 2035                                           3,290,000        3,373,829
                              Arkansas Finance Authority, Mortgage Backed Securities Program,
                              "B", GNMA, 4.45%, 2034                                                 1,435,000        1,442,649
                              Arkansas Finance Authority, Single Family, Mortgage Backed
                              Securities Program, 5.3%, 2023                                           605,000          618,764
                              Arkansas Finance Authority, Single Family, Mortgage Backed
                              Securities Program, "D", GNMA, 5.85%, 2024                             1,180,000        1,207,860
                              Arkansas Finance Authority, Single Family, Mortgage Backed
                              Securities Program, "I", GNMA, 5.3%, 2033                                530,000          536,816
                              Arkansas Housing Development Agency, Single Family Mortgage
                              Program, ETM, 8.375%, 2011(++)                                         1,000,000        1,255,540
                              Puerto Rico Housing Finance Authority, Mortgage Backed
                              Securities, "A", 4.375%, 2017                                            165,000          165,195
                                                                                                                   ------------
                                                                                                                   $ 12,206,369
-------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -      Arkansas Development Finance Authority, Economic Development
2.4%                          Rev., "B", 5%, 2018                                                 $    175,000     $    181,844
                              Arkansas Development Finance Authority, Economic Development Rev.,
                              "B", AMBAC, 5.8%, 2020                                                   500,000          520,760
                              Arkansas State Development Finance Authority Rev., Environmental
                              State Agency Facilities, "A", AMBAC, 5%, 2040                          2,500,000        2,600,850
                                                                                                                   ------------
                                                                                                                   $  3,303,454
-------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.5%   Arkansas Student Loan Authority, "B", 6.25%, 2006(++)               $  2,000,000     $  2,041,260
-------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.2%            Little Rock, AR, Hotel & Restaurant Gross Receipts
                              Tax, 7.375%, 2015                                                   $  2,790,000     $  3,378,662
                              Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022          1,000,000        1,045,850
                                                                                                                   ------------
                                                                                                                     $4,424,512
-------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                Children's Trust Fund, Tobacco Settlement Rev., PR, 5.375%, 2033    $    235,000     $    242,943
                              Children's Trust Fund, Tobacco Settlement Rev., PR, 5.5%, 2039           290,000          300,173
                                                                                                                   ------------
                                                                                                                       $543,116
-------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Commonwealth of Puerto Rico Highway & Transportation Authority,
Tax - 2.5%                    "B", MBIA, 5.875%, 2010(++)                                         $  2,000,000     $  2,247,780
                              Commonwealth of Puerto Rico Highway & Transportation Authority,
                              "G", 5%, 2023                                                            750,000          783,195
                              Commonwealth of Puerto Rico Highway & Transportation Authority,
                              "G", FGIC, 5%, 2022                                                      500,000          531,255
                                                                                                                   ------------
                                                                                                                     $3,562,230
-------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -     Arkansas State University, Student Fee-ASU (Newport Campus),
16.9%                         AMBAC, 5%, 2028                                                     $    700,000     $    721,245
                              Conway, AR, Public Facilities Board, Capital Improvement Rev.
                              (Hendrix College), "B", 5%, 2035                                       1,000,000        1,014,120
                              Conway, AR, Public Facilities Rev. (Hendrix College),
                              5.85%, 2006(++)                                                        1,000,000        1,028,650
                              Pulaski, AR, Technical College, Student Tuition & Fee Rev., FGIC,
                              5%, 2029                                                               1,820,000        1,889,833
                              Siloam Springs, AR, Public Education Facilities, Capital
                              Improvement (John Brown University), AMBAC, 5.35%, 2020                  500,000          531,855
                              University of Arkansas, University Construction Rev.
                              (UAMS Campus), "B", MBIA, 5%, 2026                                     1,405,000        1,479,268
                              University of Arkansas, University Construction Rev.
                              (UAMS Campus), "B", MBIA, 5%, 2027                                     1,000,000        1,050,560
                              University of Arkansas, University Facilities Rev. (Fayetteville
                              Campus), FGIC,
                              5.5%, 2012(++)                                                         2,870,000        3,222,694
                              University of Arkansas, University Facilities Rev. (Fayetteville
                              Campus), FGIC,
                              5%, 2027                                                               3,155,000        3,285,680
                              University of Arkansas, University Facilities Rev. (Fayetteville
                              Campus), FGIC,
                              5%, 2032                                                               2,500,000        2,584,875
                              University of Arkansas, University Rev. (UAMS Campus), "B",
                              MBIA, 5%, 2034                                                         3,290,000        3,436,241
                              University of Arkansas, University Revs. (Fayetteville Campus),
                              FGIC, 5.5%, 2012(++)                                                   1,765,000        1,981,901
                              University of Central Arkansas, "A", AMBAC, 5%, 2023                   1,100,000        1,140,029
                              University of Central Arkansas, Student Housing Rev., "C",
                              FGIC, 5%, 2034                                                           250,000          255,998
                                                                                                                   ------------
                                                                                                                   $ 23,622,949
-------------------------------------------------------------------------------------------------------------------------------
Universities -                Arkansas State University Rev., Housing Systems, AMBAC,
Dormitories - 2.4%            5.15%, 2021                                                         $  1,240,000     $  1,304,344
                              Arkansas Tech University Rev., Housing Systems, AMBAC, 5.2%, 2026      1,000,000        1,072,690
                              Pope County, AR, Residential Housing (Arkansas Tech University),
                              "A", 6%, 2027                                                            500,000          496,680
                              University of Central Arkansas, Student Housing Rev., "C", FGIC,
                              5.25%, 2029                                                              500,000          527,250
                                                                                                                   ------------
                                                                                                                   $  3,400,964
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          Jefferson County, AR, Pollution Control Rev. (Arkansas Power &
Owned - 0.8%                  Light Co.), 6.3%, 2018                                              $  1,050,000     $  1,066,097
-------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 7.8%                  Benton, AR, Utilities Rev., AMBAC, 5%, 2030                         $    470,000     $    487,183
                              North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2010            2,000,000        2,169,280
                              North Little Rock, AR, Electric Rev., "A", MBIA, 6.5%, 2015            6,000,000        7,165,560
                              Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024          1,000,000        1,051,740
                                                                                                                   ------------
                                                                                                                   $ 10,873,763
-------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility         Arkansas Development Finance Authority, Economic Development Rev.,
Revenue - 10.9%               "I", AMBAC, 5.65%, 2014                                             $    375,000     $    386,332
                              Arkansas Development Finance Authority, Revolving Loan Fund,
                              "A", 5.85%, 2006(++)                                                   2,130,000        2,192,175
                              Fort Smith, AR, Water & Sewer Rev., "C", FSA, 5.25%, 2020              1,315,000        1,412,691
                              Fort Smith, AR, Water & Sewer Rev., AMBAC, 5.65%, 2009(++)             1,000,000        1,093,020
                              Fort Smith, AR, Water & Sewer Rev., Refunding & Construction,
                              "A", FSA, 5%, 2019                                                     2,125,000        2,234,863
                              Fort Smith, AR, Water & Sewer Rev., Refunding & Construction,
                              "A", FSA, 5%, 2021                                                     2,750,000        2,877,270
                              Little Rock, AR, Sewer Rev., Refunding & Construction, 5%, 2022     $  1,750,000     $  1,825,215
                              Paragould, AR, Water Sewer & Electric Rev., AMBAC, 5.6%, 2020            765,000          832,611
                              South Sebastian County, AR, Water Refunding, MBIA, 5%, 2038            1,000,000        1,025,410
                              Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3%, 2018      1,250,000        1,316,550
                                                                                                                   ------------
                                                                                                                   $ 15,196,137
-------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $126,679,285)                                                              $136,163,611
-------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.8%
-------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development Authority Rev.
                              (Presbyterian University Hospital), "A", 2.78%, due 10/06/05        $    100,000     $    100,000
                              Allegheny County, PA, Hospital Development Authority Rev.
                              (Presbyterian University Hospital), "D", 2.78%, due 10/06/05             400,000          400,000
                              Bay Area Toll Authority, California Toll Bridge Rev., "A",
                              2.67%, due 10/06/05                                                      200,000          200,000
                              Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                              White Memorial Hospital), "A", 2.72%, due 10/03/05                       200,000          200,000
                              Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                              White Memorial Hospital), "B-2", 2.72%, due 10/03/05                     100,000          100,000
                              Chicago, IL, Midway Airport Rev., Second Lien, "B",
                              2.78%, due 10/03/05                                                      200,000          200,000
                              Georgia Municipal Electric Authority, 2.68%, due 10/05/05                100,000          100,000
                              Harris County, TX, Health Facilities Development Rev. (University of
                              Texas Medical Center), 2.72%, due 10/03/05                               100,000          100,000
                              Illinois Health Facilities Authority Rev. (University of Chicago
                              Hospital), 2.72%, due 10/03/05                                           200,000          200,000
                              Jefferson County, AL, Sewer Rev., Capital Improvement Warrants, "A",
                              2.76%, due 10/06/05                                                      250,000          250,000
                              Missouri State Health & Educational Facilities Authority Rev., Medical
                              Research Facilities (Stowers Institute), 2.76%, due 10/06/05             200,000          200,000
                              Mt. Vernon Industrial Pollution Control Rev. (General Electric Co.
                              Project), 2.73%, due 10/03/05                                            400,000          400,000
                              Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital
                              Loan Program), 2.7%, due 10/03/05                                        100,000          100,000
-------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                               $  2,550,000
-------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $129,229,285)                                                                  $138,713,611
-------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                                                   815,761
-------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                $139,529,372
-------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps

                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $3,000,000               Fixed - 3 Year               Floating - 7 Day             $ 31,332
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/01/15                USD            3,500,000               Fixed - 10 Year             Floating - 3 Month             108,940
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/09/15                USD            3,000,000               Fixed - 10 Year             Floating - 3 Month              66,325
                                                          LIBOR Swap Index (4.529%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $206,597
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 98.0%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                PAR AMOUNT      $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.9%                Long Beach, CA, Harbor Rev., "A" FGIC, 5.25%, 2018                       $  3,500,000    $  3,735,970
                              Los Angeles, CA, Department of Airports Rev. (Ontario International
                              Airport), "A", FGIC, 6%, 2017                                               4,100,000       4,206,437
                              Los Angeles, CA, Harbor Department Rev.,"B", 5.375%, 2023                   3,000,000       3,077,580
                              Port Oakland, CA, "K", FGIC, 5.75%, 2020                                    4,000,000       4,281,080
                                                                                                                       ------------
                                                                                                                       $ 15,301,067
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -         Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,
General Purpose - 7.9%        8.463%, 2017+(+)                                                         $  1,500,000    $  1,921,110
                              Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC,
                              8.553%, 2016+(+)                                                            3,300,000       4,243,800
                              Los Angeles, CA, RITES, 7.521%, 2014+(+)                                    5,405,000       6,692,147
                              State of California, 10%, 2007                                              1,055,000       1,189,555
                              State of California, 5.5%, 2010(++)                                         3,000,000       3,308,730
                              State of California, 5.125%, 2025                                           2,000,000       2,098,580
                              State of California, 5.25%, 2029                                            2,000,000       2,120,720
                              State of California, AMBAC, 7.2%, 2008                                      1,600,000       1,757,568
                              State of California, AMBAC, 6.3%, 2010                                      3,000,000       3,414,630
                              State of California, AMBAC, 7%, 2010                                        2,000,000       2,339,820
                              State of California, RITES, "B", 8.502%, 2017+(+)                           1,250,000       1,528,325
                                                                                                                       ------------
                                                                                                                       $ 30,614,985
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 17.1%               Antelope Valley, CA (Union High School), "A", MBIA, 5%, 2027             $  1,500,000    $  1,574,115
                              Butte Glenn Community College District, "A", MBIA, 5%, 2026                 1,885,000       1,980,701
                              Cambrian, CA, School District, "B", FSA, 0%, 2031                           1,000,000         281,220
                              Cambrian, CA, School District, "B", FSA, 0%, 2032                           1,920,000         509,971
                              Campbell, CA, Union High School District, Election 2002, "B", FGIC,
                              5.5%, 2033                                                                  2,270,000       2,497,454
                              Campbell, CA, Union High School District, FSA, 5%, 2021                     1,280,000       1,349,696
                              Capistrano, CA, Union High School District, "A", FGIC, 5.875%, 2020         1,185,000       1,334,014
                              Chaffey, CA, Union High School District, "C", FSA, 5%, 2027                 1,000,000       1,048,090
                              Colton, CA, Joint Union School District, "A", FGIC, 5.375%, 2026            1,200,000       1,317,420
                              Coronada, CA, Union School District, "A", 5.7%, 2020                        1,285,000       1,435,409
                              Escondido, CA, Union School District, "A", FSA, 5%, 2026                    1,000,000       1,045,160
                              Folsom Cordova, CA, Union School District, Facilities Improvement,
                              "A", MBIA, 0%, 2025                                                         1,505,000         584,271
                              Glendale, CA, Union School District, "B", FSA, 5.5%, 2018                   4,275,000       4,604,389
                              Inglewood, CA, Union School District, "A", FGIC, 6%, 2019                   1,695,000       1,880,942
                              Little Lake, CA, City School District, "A", FSA, 6.125%, 2010(++)           1,035,000       1,176,961
                              Live Oak, CA, School District, Santa Cruz County, Election 2004, "A",
                              MBIA, 5%, 2033                                                              1,410,000       1,487,155
                              Los Angeles, CA, Union School District Election of 1997, "E", MBIA,
                              5.125%, 2027                                                                5,000,000       5,310,900
                              Los Angeles, CA, Union School District, RITES, FSA, 7.521%, 2011+(+)        5,000,000       5,838,100
                              Merced, CA, City School District, Election 2003, MBIA, 0%, 2026             1,255,000         456,155
                              Merced, CA, City School District, Election 2003, MBIA, 0%, 2027             1,330,000         456,576
                              Moreno Valley, CA, Union School District Election 2004, "A",
                              FSA, 5%, 2026                                                               1,715,000       1,804,832
                              Moreno Valley, CA, Union School District, Election 2004, "A",
                              FSA, 5%, 2025                                                               1,075,000       1,132,932
                              Morgan Hill, CA, Union School District, FGIC, 5.5%, 2020                    2,545,000       2,792,832
                              Natomas Union School District, Election 2002 "B", FGIC, 5%, 2028            1,430,000       1,501,200
                              Oceanside, CA, Union School District Election of 2000, "C", MBIA,
                              5.25%, 2032                                                                 1,940,000       2,072,036
                              Perris, CA, Union School District, "A", FGIC, 0%, 2027                      3,100,000       1,082,768
                              Rowland, CA, Union School District, "A", FSA, 5.5%, 2010(++)                1,250,000       1,391,425
                              San Diego, CA, Union School District, "C", FSA, 5%, 2011(++)                2,150,000       2,346,446
                              San Gabriel, CA, Union School District, "A", FSA, 5%, 2024                  2,000,000       2,097,560
                              San Ysidro, CA, School District, AMBAC, 6.125%, 2021                          960,000       1,121,434
                              Santa Clara, CA, Union School District, FGIC, 5.5%, 2019                    2,210,000       2,430,558
                              Santa Maria, CA, Joint Union High School District, "A",
                              FSA, 5.375%, 2020                                                           1,120,000       1,251,410
                              Santa Maria, CA, Joint Union High School District, "A",
                              FSA, 5.375%, 2021                                                           1,210,000       1,350,917
                              Tehachapi, CA, Union School District, "A", FGIC, 5.625%, 2020               1,100,000       1,201,618
                              Val Verde, CA, Union School District, COP, "B", FGIC, 5%, 2030              1,000,000       1,041,990
                              Visalia, CA, Union School District, COP, MBIA, 0%, 2005                     4,655,000       4,635,589
                              Washington, CA, Union School District, Election of 1999, "A", FGIC,
                              5.625%, 2021                                                                1,000,000       1,114,140
                                                                                                                       ------------
                                                                                                                       $ 66,538,386
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -
Hospitals - 11.3%             Abag Finance Authority Rev. (San Diego Hospital), "C", 5.375%, 2020      $  2,000,000    $  2,094,180
                              California Health Facilities Financing Authority Rev., Catholic
                              Healthcare West, "G", 5.25%, 2023                                           2,000,000       2,092,540
                              California Health Facilities Financing Authority Rev., Cedars Sinai
                              Medical Center, 5%, 2027                                                    1,000,000       1,031,190
                              California Health Facilities Financing Authority Rev., Health
                              Facilities (Adventist Health Systems), "A", 5%, 2033                        1,750,000       1,766,083
                              California Statewide Communities Development Authority Rev. (Henry
                              Mayo Newhall Memorial Hospital), "A", CHFC, 5%, 2018                        2,000,000       2,100,040
                              California Statewide Communities Development Authority Rev. (Kaiser
                              Permanente), "A", 5.5%, 2032                                                2,000,000       2,107,540
                              California Statewide Communities Development Authority Rev. (Los
                              Angeles Childrens Hospital), 5.125%, 2019                                   4,000,000       4,164,480
                              California Statewide Communities Development Authority Rev., CHFC,
                              ETM, 0%, 2007(++)                                                           3,645,000       3,445,072
                              California Statewide Communities Development Authority Rev., CHFC,
                              ETM, 0%, 2008(++)                                                           6,345,000       5,770,714
                              California Statewide Communities Development Authority Rev., Health
                              Facilities (Memorial Health Services), "A", 6%, 2023                        1,500,000       1,664,835
                              California Statewide Communities Development, "B", 5.625%, 2042             4,000,000       4,212,200
                              California Valley Health Systems, COP, 6.875%, 2023                           485,000         485,548
                              Central California Joint Powers Health Financing (Community Hospitals
                              of Central California), 5.625%, 2021                                        1,000,000       1,040,030
                              Kaweah Delta Health Care District Rev., 6%, 2034                            2,000,000       2,171,880
                              Rancho Mirage, CA, Joint Powers (Eisenhower Medical Center),
                              5.625%, 2029                                                                3,000,000       3,159,390
                              Tahoe Forest, CA, Hospital District Rev., "A", 5.85%, 2022                  1,000,000       1,037,850
                              Turlock, CA, Health Facilities Rev. (Emanuel Medical Center), 5%, 2024        500,000         504,695
                              Turlock, CA, Health Facilities Rev. (Emanuel Medical Center),
                              5.375%, 2034                                                                2,000,000       2,049,540
                              Washington Township, CA, Health Care Rev., 5%, 2018                         1,000,000       1,031,350
                              West Contra Costa California Healthcare District, AMBAC, 5.5%, 2029         2,000,000       2,161,060
                                                                                                                       ------------
                                                                                                                       $ 44,090,217
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     California Health Facilities Financing Authority Rev. (Paradise Valley
Term Care - 0.7%              Estates), 5.125%, 2022                                                   $  1,000,000    $  1,052,690
                              La Verne, CA, COP (Brethren Hillcrest Homes), "B", 6.625%, 2025             1,000,000       1,077,140
                              Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae), "A",
                              7.375%, 2027                                                                  470,000         492,988
                                                                                                                       ------------
                                                                                                                       $  2,622,818
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.5%         California Statewide Communities Development Authority (Prides
                              Industries), 7.125%, 2016+                                               $  1,735,000    $  1,959,041
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -      California Pollution Control Financing Authority, Solid Waste Disposal
1.4%                          Rev. (Browning Ferris, Inc.), "A", 5.8%, 2016                            $  2,000,000    $  1,954,680
                              California Pollution Control Financing Authority, Solid Waste Disposal
                              Rev. (Waste Management, Inc.), "A", 5.125%, 2031                            2,250,000       2,346,660
                              California Pollution Control Financing Authority, Solid Waste Disposal
                              Rev. (Waste Mangement, Inc.), "A-2", 5.4%, 2025                             1,000,000       1,026,540
                                                                                                                       ------------
                                                                                                                       $  5,327,880
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Virgin Islands Public Finance Authority Refinery Facilities Rev.
Other - 0.3%                  (Hovensa Refinery), 5.875%, 2022                                         $    960,000    $  1,026,931
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 0.7%                Del Mar, CA, Race Track Authority Rev., 6.45%, 2005(++)                  $  1,350,000    $  1,353,308
                              Del Mar, CA, Race Track Authority Rev., 6.2%, 2006(++)                      1,365,000       1,430,329
                                                                                                                       ------------
                                                                                                                       $  2,783,637
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          California Housing Finance Agency Rev., Multi-Unit Rental Housing, "B
Revenue - 3.2%                II", 6.7%, 2015                                                          $  2,008,000    $  2,020,068
                              California Statewide Communities Development Authority Rev. (Irvine
                              Apartments), 5.25%, 2025                                                    6,000,000       6,229,440
                              Palmdale, CA, Multi-Family Housing Rev., "A", FNMA, 7.375%, 2024              990,000         993,178
                              San Bernardino County, CA (Equity Residential/Redlands),
                              "A", 5.2%, 2028                                                             3,000,000       3,099,420
                                                                                                                       ------------
                                                                                                                       $ 12,342,106
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.3%                San Francisco, CA, Union Square, MBIA, 6%, 2020                          $  1,000,000    $  1,112,600
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax            Contra Costa, CA, Transportation & Sales Tax Rev., "A",
Revenue - 0.3%                ETM, 6.875%, 2007(++)                                                    $    930,000    $    960,262
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       California Rural Home Mortgage Finance Authority Rev.,
Local - 1.1%                  GNMA, 7.3%, 2031                                                         $     45,000    $     45,266
                              California Rural Home Mortgage Finance Authority Rev., Mortgage Backed
                              Securities Program, "B4", GNMA, 6.35%, 2029                                    70,000          70,700
                              Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.375%, 2010(++)        1,380,000       1,521,988
                              Pomona, CA, Single Family Mortgage Rev., GNMA, ETM, 7.5%, 2023(++)          2,000,000       2,663,360
                                                                                                                       ------------
                                                                                                                       $  4,301,314
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 0.8%                  California Housing Finance Agency Rev., Home Mortgage, FSA, 0%, 2019     $  3,405,000    $  1,460,234
                              California Housing Finance Agency Rev., Home Mortgage, MBIA, 0%, 2028       5,710,000       1,785,289
                                                                                                                       ------------
                                                                                                                       $  3,245,523
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.9%    California Pollution Control Financing Authority, Solid Waste Disposal
                              Rev. (West County Resource Recovery), "A", 5.125%, 2014                  $  1,000,000    $  1,021,590
                              South Bayside Waste Management Authority, California Solid Waste
                              System Rev., AMBAC, 5.75%, 2020                                             2,100,000       2,303,385
                                                                                                                       ------------
                                                                                                                       $  3,324,975
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 2.8%                  Grossmont, CA, Union High School District, MBIA, 0%, 2006                $  6,000,000    $  5,811,720
                              Pasadena CA, COP, Old Pasadena Parking Facilities Project, 6.25%, 2018      3,160,000       3,589,318
                              Sacramento County, CA, COP, Capital Projects, AMBAC, 5.75%, 2018            1,500,000       1,668,615
                                                                                                                       ------------
                                                                                                                       $ 11,069,653
-----------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 12.9%              Banning, CA, COP, Water Systems Improvement Project, AMBAC, 8%, 2019     $    965,000    $  1,227,808
                              California Public Works Board Lease Rev., Department of Corrections
                              State Prison, "A", 7.4%, 2010                                               5,000,000       5,886,550
                              California Public Works Board, Department of Justice, "D", 5.25%, 2020      1,565,000       1,670,481
                              Fortuna & Susanville, CA, COP, "B", 7.375%, 2017                              660,000         670,837
                              Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                              Rev., "A", FSA, 0% to 2010, 4.55% to 2022                                   3,000,000       2,423,100
                              Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                              Rev., "B", AMBAC, 5%, 2013(++)                                              1,500,000       1,629,945
                              Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                              Rev., Enhanced, "B", 5.5%, 2013(++)                                         7,000,000       7,837,970
                              Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                              Rev., Enhanced, "B", 5.625%, 2013(++)                                       5,000,000       5,639,900
                              Los Angeles, CA, Convention & Exhibition Center Authority, COP,
                              9%, 2005(++)                                                                1,900,000       1,918,297
                              Los Angeles, CA, COP, Antelope Valley Courthouse, "A", AMBAC,
                              5.25%, 2027                                                                 3,000,000       3,163,470
                              Los Angeles, CA, COP, Real Property Program, AMBAC, 5.3%, 2027              3,000,000       3,212,100
                              Pomona, CA, Public Financing Authority Rev., "P", 6.25%, 2010               4,020,000       4,410,181
                              Sacramento, CA, City Financing Authority Rev., Capital Improvement,
                              5.5%, 2010(++)                                                              1,635,000       1,811,989
                              Sacramento, CA, City Financing Authority Rev., City Hall &
                              Redevelopment Projects, "A", FSA, 5%, 2032                                  2,000,000       2,196,320
                              Salinas CA, COP, Capital Improvement Projects, "A", 5.7%, 2007(++)          2,200,000       2,361,084
                              San Francisco, CA, City & County, COP, (San Bruno Jail No 3), AMBAC,
                              5.25%, 2033                                                                 3,930,000       4,169,337
                                                                                                                       ------------
                                                                                                                       $ 50,229,369
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.3%            Irvine, CA, School District Special Tax Rev., Community Facilities
                              District No. 86-1, AMBAC, 5.8%, 2020                                     $  3,500,000    $  3,755,325
                              Santa Cruz County, CA, Redevelopment Agency Tax Allocation (Oak/Soquel
                              Community), 5.6%, 2017                                                      1,455,000       1,543,610
                              Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022               2,000,000       2,091,700
                              Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             1,600,000       1,647,728
                                                                                                                       ------------
                                                                                                                       $  9,038,363
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.1%         Brea, CA, Public Finance Authority Rev., MBIA, 0%, 2006                  $  2,415,000    $  2,358,875
                              Duarte, CA, Redevelopment Agency Tax Allocation, Davis Addition
                              Project Area, 6.7%, 2014                                                      605,000         647,731
                              Fontana, CA, Redevelopment Agency Tax Allocation, Jurupa Hills
                              Redevelopment Project, "A", 5.5%, 2027                                      3,350,000       3,471,069
                              Huntington Park, CA, Public Financing Rev. Wastewater Systems Project,
                              "A", 6.2%, 2025                                                             2,000,000       2,049,520
                              La Mirada, CA, Redevelopment Agency, Special Tax Rev., Community
                              Facilities District No. 89-1, 5.7%, 2020                                    1,500,000       1,535,880
                              Modesto, CA, Irrigation District, COP, Refunding & Capital
                              Improvements, "B", 5.3%, 2022                                               1,720,000       1,729,460
                              Modesto, CA, Public Financing Authority (John Thurman Field
                              Renovation), 6.125%, 2016                                                   1,330,000       1,390,422
                              Orange County, CA, Community Facilities District, Special Tax (Rancho
                              Santa Margarita), "A", 5.55%, 2017                                          1,000,000       1,051,420
                              Poway, CA, Community Facilities District, Special Tax (Parkway
                              Business Center), 6.5%, 2010                                                  715,000         775,796
                              Poway, CA, Community Facilities District, Special Tax (Parkway
                              Business Center), 6.75%, 2015                                                 775,000         844,107
                              Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
                              "A", 5.25%, 2006(++)                                                          892,500         931,136
                              Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
                              "A", 5.25%, 2016                                                            2,227,500       2,314,551
                              Riverside County, CA, Public Financing Authority, Tax Allocation Rev.,
                              XLCA, 5%, 2037                                                              3,000,000       3,096,450
                              Riverside County, CA, Redevelopment Agency, Tax Allocation, "A", XLCA,
                              5%, 2037                                                                    2,000,000       2,070,560
                              San Diego, CA, Redevelopment Agency, Tax Allocation (Centre City),
                              "B", AMBAC, 5.3%, 2020                                                      1,250,000       1,355,225
                              San Jose, CA, Redevelopment Agency, Tax Allocation, Redevelopment
                              Project, FGIC, 4.9%, 2033                                                   2,000,000       2,037,600
                                                                                                                       ------------
                                                                                                                       $ 27,659,802
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.3%                Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              "A", 0%, 2050                                                            $  2,000,000    $    127,840
                              Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              "B", 0%, 2055                                                               2,000,000          68,060
                              Golden State, CA, Tobacco Securitization Corp., Asset Backed "A-1",
                              6.25%, 2033                                                                 2,485,000       2,757,331
                              Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement
                              "A-1", 6.75%, 2039                                                          1,940,000       2,228,303
                                                                                                                       ------------
                                                                                                                       $  5,181,534
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.8%             Foothill/Eastern Corridor Agency, California Toll Road Rev., Capital
                              Appreciation, "A", 7.1%, 2010(++)                                        $  2,500,000    $  2,933,700
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Alameda Corridor Transportaion Authority, California Rev., Capital
Tax - 0.6%                    Appreciation, "A", AMBAC, 0%, 2030                                       $  8,000,000    $  2,357,360
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -     California Educational Facilities Authority Rev. (Fresno Pacific
7.3%                          University), "A", 6.75%, 2019                                            $  2,000,000    $  2,196,880
                              California Educational Facilities Authority Rev. (L.A. College of
                              Chiropractic), 5.6%, 2017                                                   2,100,000       2,054,094
                              California Educational Facilities Authority Rev. (Lutheran
                              University), "C", 5%, 2029                                                  2,500,000       2,539,800
                              California Educational Facilities Authority Rev. (Pomona College),
                              "B", 5.875%, 2009(++)                                                       2,000,000       2,215,980
                              California Educational Facilities Authority Rev. (Santa Clara
                              University), "A", MBIA, 5%, 2027                                            1,340,000       1,395,128
                              California Educational Facilities Authority Rev., Pooled College &
                              University Projects, "B", 6.3%, 2007(++)                                    1,000,000       1,068,660
                              California Educational Facilities Authority Rev., Pooled College &
                              University Projects, "B", 6%, 2012                                          1,400,000       1,434,622
                              California Educational Facilities Authority Rev., Pooled College &
                              University Projects, "B", 6.625%, 2020                                      1,000,000       1,101,730
                              California Statewide Communities, Notre Dame De Namur University,
                              6.625%, 2033                                                                1,000,000       1,022,050
                              Foothill-De Anza, CA, Community College District, Election of 1999,
                              "B", FGIC, 0%, 2025                                                         1,500,000         592,650
                              Long Beach, CA, Industrial Development Rev. (CSU Foundation), "A",
                              5.25%, 2023                                                                 1,450,000       1,491,615
                              San Diego County, CA, COP, (Burnham Institute), 6.25%, 2029                 2,300,000       2,438,161
                              Santa Monica, CA, Community College District, 2002 Election, "C",
                              MBIA, 0%, 2027                                                              2,000,000         663,600
                              University of California Rev., RITES, MBIA, 7.271%, 2016+(+)                5,705,000       6,258,271
                              University of California, COP, San Diego Campus Projects,
                              "A", 5.25%, 2032                                                            1,840,000       1,932,534
                                                                                                                       ------------
                                                                                                                       $ 28,405,775
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary      California Statewide Communities Development Authority Rev. Aspire
Schools - 1.0%                Public Schools, (Oakland Project), "A", 7.25%, 2031                      $    975,000    $  1,012,596
                              California Statewide Communities, Development Authority Rev.
                              (Escondido Charter High School), 7.5%, 2036                                 1,000,000       1,023,510
                              Los Angeles, CA, COP, 5.7%, 2018                                            1,900,000       2,012,480
                                                                                                                       ------------
                                                                                                                       $  4,048,586
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor Owned -  California Pollution Control Financing Authority, Pollution Control
1.5%                          Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016                     $  3,500,000    $  3,785,285
                              Chula Vista, CA, Industrial Development Rev. (San Diego Gas & Electric
                              Co.), "A", 4.9%, 2023                                                       2,000,000       2,034,180
                                                                                                                       ------------
                                                                                                                       $  5,819,465
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.0%                  Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2019                     $  1,420,000    $  1,582,263
                              Glendale, CA, Electric Works Rev., MBIA, 5.75%, 2020                        1,160,000       1,278,714
                              Northern California Power Agency Public Power Rev., 5.85%, 2010               880,000         956,314
                              Sacramento, CA, Power Authority, Cogeneration Project Rev., MBIA,
                              5.875%, 2006(++)                                                            5,500,000       5,730,725
                              Virgin Islands Water & Power Authority Rev., 5.5%, 2017                       800,000         824,104
                              Virgin Islands Water & Power Authority Rev., 5.3%, 2018                       250,000         251,853
                              Virgin Islands Water & Power Authority Rev., "A", 5.125%, 2013              1,000,000       1,014,400
                                                                                                                       ------------
                                                                                                                       $ 11,638,373
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility         California Department of Water Resources, Central Valley Project Rev.,
Revenue - 7.0%                "X", FGIC, 5%, 2029                                                      $  2,000,000    $  2,075,360
                              California Department of Water Resources, Water Systems Rev., 7%, 2012      1,090,000       1,319,587
                              California Department of Water Resources, Water Systems Rev.,
                              ETM, 7%, 2012(++)                                                             405,000         495,740
                              Castalic Lake Water Agency, California Rev., Water Systems Improvement
                              Project, AMBAC, 5.125%, 2030                                                1,725,000       1,816,011
                              Culver City, CA, Wastewater Facilities Rev, "A", FGIC, 5.6%, 2019           1,000,000       1,101,980
                              El Monte, CA, Water Authority Rev., Water Systems Project,
                              AMBAC, 6%, 2019                                                             1,065,000       1,207,380
                              Fairfield-Suisun, CA, Sewer District Rev., "A", MBIA, 0%, 2006              2,080,000       2,046,691
                              Livermore Amador Valley Water Management Rev., "A", AMBAC, 5%, 2031         4,875,000       5,048,843
                              Mojave, CA, Water Agency, Improvement District (M Morongo Basin),
                              FGIC, 5.75%, 2015                                                           2,625,000       2,743,913
                              Southern California Metropolitan Water District Rev.,
                              RITES, 8.531%, 2013+(+)                                                     5,000,000       6,589,100
                              West Sacramento, CA, Financing Authority Rev., Water Systems
                              Improvement Project, FGIC, 5%, 2032                                         2,750,000       2,867,343
                                                                                                                       ------------
                                                                                                                       $ 27,311,948
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $355,667,747)                                                                  $381,245,670
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
--------------------------------------------------------------------------------
                              Irvine, CA, Improvement Building Act 1915, 2.71%, due 10/05/05           $     50,000    $     50,000
                              State of California, Department of Water Resources, Power Supply Rev.,
                              "C-2", 2.71%, due 10/06/05                                                  4,000,000       4,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  4,050,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $359,717,747)                                                                      $385,295,670
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.9%                                                                                     3,677,608
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $388,973,278
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $9,000,000               Fixed - 3 Year               Floating - 7 Day             $93,996
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
11/03/35                USD            4,000,000              Floating - 7 Day              Fixed - 30 Year               (3,995)
                                                               BMA Swap Index           BMA Swap Index (4.102%)
-----------------------------------------------------------------------------------------------------------------------------------
11/16/35                USD            4,000,000              Floating - 7 Day              Fixed - 30 Year              (39,795)
                                                               BMA Swap Index           BMA Swap Index (4.049%)
-----------------------------------------------------------------------------------------------------------------------------------
 1/10/36                USD            3,000,000              Floating - 7 Day              Fixed - 30 Year                   --
                                                               BMA Swap Index           BMA Swap Index (4.089%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                    $50,206
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) FLORIDA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                PAR AMOUNT      $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------

Airport & Port                Florida Capital Projects Finance Authority Rev. (AAAE Airports
Revenue - 5.2%                Project), "I", MBIA, 5%, 2020                                            $    500,000    $    528,040
                              Greater Orlando Aviation Authority Rev., "A", FGIC, 5.25%, 2018             1,000,000       1,051,180
                              Hillsborough County, FL, Aviation Authority Rev. (Tampa International
                              Airport), "A", FGIC, 5.875%, 2015                                             750,000         782,482
                              Lee County, FL, Airport Rev., "A", FSA, 5.875%, 2018                        1,000,000       1,095,570
                              Miami-Dade County, FL, Aviation Rev., "C", MBIA, 5.25%, 2018                  500,000         520,735
                              Pensacola, FL, Airport Rev., "B", MBIA, 5.625%, 2014                          500,000         525,710
                                                                                                                       ------------
                                                                                                                       $  4,503,717
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%              Red River Authority, TX, Pollution Control Rev. (Celanese Project),
                              6.7%, 2030                                                               $    200,000    $    214,664
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.0%        Commonwealth of Puerto Rico, RITES, MBIA, 8.561%, 2019+(+)               $  1,000,000    $  1,205,840
                              Maimi-Dade County, FL, Educational Facilities Authority, "A", AMBAC,
                              5.5%, 2018                                                                  1,400,000       1,516,424
                              State of Florida, RITES, 7.012%, 2017+(+)                                   3,000,000       3,365,220
                                                                                                                       ------------
                                                                                                                       $  6,087,484
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 9.2%                Florida Board of Education, Capital Outlay, 9.125%, 2014                 $  2,600,000    $  3,312,374
                              Florida Board of Education, Capital Outlay, ETM, 9.125%, 2014(++)             400,000         528,380
                              Florida Board of Education, Public Education Capital Outlay, "A",
                              5.25%, 2024                                                                 1,000,000       1,073,310
                              Florida State Board of Education, Public Education, "J", 5%, 2032           1,000,000       1,048,620
                              Osceola County, FL, School Board Certificate, "A", AMBAC, 5.25%, 2027       1,950,000       2,088,353
                                                                                                                       ------------
                                                                                                                       $  8,051,037
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Citrus County, FL, Hospital Development Authority Rev. (Citrus Memorial
Hospitals - 15.8%             Hospital), 6.25%, 2023                                                   $    480,000    $    516,403
                              Coral Gables, FL, Health Facilities Authority, Hospital Rev. (Baptist
                              Health South Florida), 5%, 2029                                               535,000         556,325
                              Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023                   250,000         267,730
                              Highlands County, FL, Health Facilities Authority Rev. (Adventist
                              Health Systems), 5.25%, 2013                                                  500,000         522,360
                              Hillsborough County, FL, Industrial Development Rev. (University
                              Community Hospital), MBIA, 6.5%, 2019                                       1,000,000       1,227,390
                              Indiana Health Facilities Financing Authority, Hospital Rev. (Munster
                              Medical Research Foundation, Inc.), 6.375%, 2031                              500,000         531,005
                              Jacksonville, FL, Health Facilities, Ascencion Health, "A", 5.25%, 2032     1,000,000       1,045,610
                              Lakeland, FL, Hospital Systems Rev. (Lakeland Regional Health Systems),
                              5.5%, 2032                                                                  1,000,000       1,062,390
                              Leesburg, FL, Hospital Rev. (Leesburg Regional Medical Center),
                              5.5%, 2032                                                                    750,000         778,987
                              Marion County, FL, Hospital District Rev., Refunding & Improvement,
                              Health Systems (Monroe Regional Health System), 5.5%, 2014                    500,000         528,820
                              Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                       500,000         538,165
                              Martin County, FL, Health Facilities Rev. (Martin Memorial Medical
                              Center), "B", 5.75%, 2022                                                     500,000         536,245
                              Maryland Health & Higher Educational Facilities Authority Rev. (Medstar
                              Health), 5.5%, 2033                                                           200,000         207,510
                              Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical Center),
                              "A", 6.7%, 2019                                                               250,000         273,487
                              Miami, FL, Health Facilities Authority Rev. (Catholic Health East),
                              "B", 5.25%, 2028                                                              650,000         676,962
                              New Hampshire Health & Educational Facilities Authority Rev. (Exeter
                              Hospital), 6%, 2024                                                           500,000         544,190
                              Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando
                              Regional Healthcare), 5.75%, 2032                                           1,000,000       1,078,220
                              Rhode Island Health & Education Building Rev., Hospital Financing
                              (Lifespan Obligated Group), 6.5%, 2032                                        500,000         556,250
                              South Dakota Health & Education Facilities Authority Rev. (Prairie
                              Lakes Health Care System), 5.625%, 2032                                       500,000         518,055
                              Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
                              Healthcare), 6.25%, 2020                                                      300,000         320,907
                              Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial Regional
                              Medical Center), MBIA, 6.625%, 2013                                         1,000,000       1,016,460
                              Wisconsin Health & Educational Facilities (Aurora Health Care, Inc.),
                              "A", 5.6%, 2029                                                               500,000         510,805
                                                                                                                       ------------
                                                                                                                       $ 13,814,276
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     Orange County, FL, Health Facilities Authority Rev. (Orlando Lutheran),
Term Care - 0.3%              5.7%, 2026                                                               $    250,000    $    250,278
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%         Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
                              Healthcare Facilities), 8.875%, 2021                                     $    300,000    $    326,181
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Brazos River, TX, Brazoria County Environmental Rev. (Dow Chemical,
Chemicals - 0.9%              Co.), "A", 6.625%, 2033                                                  $    500,000    $    562,040
                              Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.),
                              "A", 7%, 2024                                                                 200,000         201,694
                                                                                                                       ------------
                                                                                                                       $    763,734
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -      California Pollution Control Financing Authority, Solid Waste Disposal
0.9%                          Rev. (Waste Management, Inc.), "B", 5%, 2027                             $    500,000    $    492,835
                              Nevada Department of Business Rev. (Republic Services, Inc.),
                              5.625%, 2026                                                                  300,000         322,365
                                                                                                                       ------------
                                                                                                                       $    815,200
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 1.0%                  Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025+             $    150,000    $    147,768
                              Park Creek Metropolitan District, CO, Rev., Custodial Receipts, CR-2,
                              7.875%, 2032##                                                                160,000         179,661
                              Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
                              Corp.), 5.7%, 2026                                                            500,000         520,805
                                                                                                                       ------------
                                                                                                                       $    848,234
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Delta County, MI, Economic Development Corp., Environmental
Paper - 0.7%                  Improvements Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012(++)         $    500,000    $    577,095
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &               Palm Beach County, FL, Industrial Development Rev. (South Florida Fair
Tourism - 1.2%                Project), MBIA, 5.5%, 2020                                               $  1,000,000    $  1,074,070
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 0.2%                  Summit County, OH, Port Authority Building (Seville), "A", 5.1%, 2025    $    200,000    $    200,440
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Bay County, FL, Housing Finance Authority, Multi-family Rev. (Andrews
Revenue - 3.3%                Place II Apartments), FSA, 5%, 2035                                      $    500,000    $    488,595
                              Collier County, FL, Housing Finance Authority Rev. (Goodlette Arms
                              Housing Project), "A", FNMA, 4.9%, 2032                                       500,000         528,770
                              Florida Housing Finance Corp., Housing Rev. (Augustine Club
                              Apartments), "D", MBIA, 5.5%, 2020                                            500,000         524,805
                              Florida Housing Finance Corp., Housing Rev. (Crossing At University
                              Apartments), AMBAC, 5.1%, 2018                                              1,150,000       1,173,943
                              Palm Beach County, FL, Housing Finance Rev. (Westlake Apartments
                              Project), Phase II, FSA, 4.3%, 2012                                           145,000         147,797
                                                                                                                       ------------
                                                                                                                       $  2,863,910
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax
Revenue - 4.4%                Escambia County, FL, Sales Tax Rev., AMBAC, 5%, 2022                     $  1,160,000    $  1,228,080
                              Miami-Dade County, FL, Special Obligations, Capital Appreciation, "A",
                              MBIA, 0%, 2032                                                              2,000,000         483,580
                              Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5%, 2023             1,000,000       1,057,540
                              Volusia County, FL, Tourist Development Tax Rev., FSA, 5%, 2034               815,000         852,726
                              Wyandotte County-Kansas City, KS, Sales Tax 2nd Lien Area B, 5%, 2020         250,000         256,378
                                                                                                                       ------------
                                                                                                                       $  3,878,304
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 2.6%                  Brevard County, FL, Housing Finance Authority, "B", GNMA, 6.5%, 2022     $     49,000    $     49,740
                              Lee County, FL, Housing Finance Authority Rev., "A", GNMA, 7%, 2031           130,000         132,183
                              Lee County, FL, Housing Finance Authority, Multi-County Program, "A",
                              GNMA, 7.2%, 2033                                                               55,000          55,901
                              Manatee County, FL, Housing Finance Mortgage Rev., Single Family,
                              Subordinated Series 3, GNMA, 5.3%, 2028                                       110,000         112,385
                              Miami-Dade County, FL, Housing Finance Authority Rev. (Home Ownership
                              Mortgage), "A", GNMA, 5.2%, 2031                                              520,000         532,943
                              Palm Beach County, FL, Single Family Rev., "B", GNMA, 5.5%, 2022              305,000         312,213
                              Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                              Program, "A", GNMA, 5.45%, 2034                                               770,000         795,826
                              Pinellas County, FL, Housing Finance Authority Rev., Multi-County
                              Program, "B", GNMA, 6.2%, 2031                                                270,000         276,359
                                                                                                                       ------------
                                                                                                                       $  2,267,550
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Florida Housing Finance Corp. Rev., Homeowner Mortgage, "4", FSA,
State - 1.7%                  5.85%, 2031                                                              $    530,000    $    533,016
                              Florida Housing Finance Corp. Rev., Homeowner Mortgage, "5", 5%, 2034         950,000         980,096
                                                                                                                       ------------
                                                                                                                       $  1,513,112
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.2%    Delaware County, PA, Industrial Development Authority, Resource
                              Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019        $    200,000    $    206,694
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
6.2%                          Florida Municipal Loan Council Rev., "A", MBIA, 5.625%, 2010(++)         $  1,000,000    $  1,107,550
                              Florida Municipal Loan Council Rev., "B", MBIA, 5.625%, 2009(++)            1,000,000       1,101,060
                              Florida Municipal Loan Council Rev., "C", MBIA, 5.25%, 2022                 1,000,000       1,085,150
                              Golden State Tobacco Securitization Corp., Asset Backed, "A", 5%, 2045      1,000,000       1,018,340
                              St. Augustine, FL, Capital Improvement Rev, AMBAC, 5%, 2029                 1,000,000       1,051,730
                                                                                                                       ------------
                                                                                                                       $  5,363,830
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.0%            Orange County, FL, Tourist Development Tax Rev., Subordinated, AMBAC,
                              5.25%, 2027                                                              $  1,500,000    $  1,597,410
                              Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                130,000         136,652
                                                                                                                       ------------
                                                                                                                       $  1,734,062
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 2.7%         Arbor Greene, FL, Community Development District, 5.75%, 2006            $     46,000    $     46,180
                              Arborwood Community Development District, Florida Capital Improvement
                              Rev. (Master Infrastructure Projects), "B", 5.1%, 2014                        200,000         199,630
                              Concorde Estates Community Development District, FL, Capital
                              Improvement Rev., "B", 5%, 2011                                               350,000         351,463
                              Fishawk Community Development District II, "B", 5%, 2007                      100,000         100,371
                              Greyhawk Landing Community Development, FL, Special Assessment Rev.,
                              "B", 6.25%, 2009                                                              100,000         102,008
                              Heritage Harbour South Community, Development District, FL, Rev.,
                              Capital Improvement, "B", 5.4%, 2008                                          290,000         290,394
                              Killarney, FL, Community Development District, "B", 5.125%, 2009              250,000         251,130
                              Lakes By The Bay South Community Development District, FL, Special
                              Assessment, "B", 5.3%, 2009                                                   200,000         201,154
                              Middle Village Community Development District, FL, Special Assessment,
                              "B", 5%, 2009                                                                 185,000         186,238
                              Middle Village, FL, Community Development District Rev.,
                              "A", 5.8%, 2022                                                               100,000         103,272
                              Old Palm Community Development District, FL, Special Assessment (Palm
                              Beach Gardens), "B", 5.375%, 2014                                             180,000         180,796
                              Panther Trace, FL, Community Development District Rev., 5.4%, 2008             40,000          40,088
                              Panther Trace, FL, Community Development District Rev., "B", 6.5%, 2009        10,000          10,174
                              Panther Trace, FL, Community Development District Rev., "B", 5%, 2010         100,000         100,244
                              Parkway Center, FL, Community Development District Rev.,
                              "B", 5.625%, 2014                                                             100,000         103,918
                              Renaissance Community Development, FL, "B", 6.25%, 2008                       100,000         101,651
                                                                                                                       ------------
                                                                                                                       $  2,368,711
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%                Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
                              Backed, "B", 5.3%, 2025                                                  $    250,000    $    255,720
                              Louisiana Tobacco Settlement Authority, "B", 5.875%, 2039                     250,000         264,673
                              South Carolina Tobacco Settlement Authority, "B", 6.375%, 2030                250,000         285,630
                                                                                                                       ------------
                                                                                                                       $    806,023
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 3.8%             Florida Turnpike Authority Rev., Department of Transportation, "A",
                              5.75%, 2010(++)                                                          $  2,000,000    $  2,232,220
                              Lee County, FL, Transportation Facilities Rev., "A", AMBAC, 5%, 2027        1,000,000       1,056,310
                                                                                                                       ------------
                                                                                                                       $  3,288,530
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Commonwealth of Puerto Rico, Highway & Transportation, ROLS, Railroad
Tax - 4.4%                    II R 227 1, MBIA, 8.553%, 2020+(+)                                       $  2,500,000    $  3,280,300
                              St. Johns County, FL, Rev. Transportation Improvement, AMBAC, 5%, 2027        500,000         525,520
                                                                                                                       ------------
                                                                                                                       $  3,805,820
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Florida Board Regents, Housing Rev. (University of Central Florida),
Dormitories - 3.4%            FGIC, 5.25%, 2020                                                        $  1,185,000    $  1,287,431
                              Florida Board Regents, Housing Rev., MBIA, 5.3%, 2020                         610,000         661,868
                              Florida Finance Authority, Capital Loan Projects, "F", MBIA,
                              5.125%, 2021                                                                1,000,000       1,032,770
                                                                                                                       ------------
                                                                                                                       $  2,982,069
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.),
Owned - 0.7%                  "C", 6.75%, 2038                                                         $    215,000    $    238,044
                              Pennsylvania Economic Development Financing Authority Rev. (Reliant
                              Energy Seward), "A", 6.75%, 2036                                              150,000         161,250
                              Port Morrow, OR, Pollution Control Rev. (Portland General Electric),
                              5.2%, 2033                                                                    200,000         209,470
                                                                                                                       ------------
                                                                                                                       $    608,764
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.1%                  Palm Coast, FL, Utility Systems Rev., MBIA, 5%, 2024                     $    250,000    $    263,975
                              Port St. Lucie, FL, Utility Rev., Capital Appreciation, "A",
                              FGIC, 0%, 2006(++)                                                          1,405,000         561,045
                              Port St. Lucie, FL, Utility Rev., MBIA, 5%, 2022                            1,000,000       1,058,130
                              St. Lucie West, FL, Utility Rev., MBIA, 5.25%, 2034                           720,000         776,282
                                                                                                                       ------------
                                                                                                                       $  2,659,432
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 15.1%               Bay County, FL, Water Systems Rev., AMBAC, 5.625%, 2010(++)              $  1,000,000    $  1,113,950
                              Florida Community Services Corp., AMBAC, 5.5%, 2018                         1,125,000       1,226,227
                              Indian Trace Development District, Florida Special Assessment (Water
                              Management Special Benefit), MBIA, 5%, 2026                                   700,000         741,006
                              Lee County, FL, Industrial Development Authority (Bonita Springs
                              Utilities Project), MBIA, 6.05%, 2015                                       1,000,000       1,038,360
                              Miami Beach, FL, Stormwater Rev., FGIC, 5.25%, 2020                         1,000,000       1,081,170
                              Miami-Dade County, FL, Stormwater Utility Rev., MBIA, 5%, 2028              1,000,000       1,054,070
                              Orlando, FL, Utilities Commission, Water & Electric Rev. "C", 5%, 2027      1,000,000       1,044,320
                              Pinellas County, FL, Sewer Rev., FSA, 5%, 2032                              1,500,000       1,563,135
                              Polk County, FL, Utility Systems Rev., "A", FGIC, 5%, 2030                  1,000,000       1,050,210
                              Polk County, FL, Utility Systems Rev., FGIC, 5%, 2023                       1,000,000       1,056,590
                              Seminole County, FL, Water & Sewer Rev., MBIA, 6%, 2019                       940,000       1,101,793
                              Tohopekaliga Water Authority, Florida Utility System Rev., "A", FSA,
                              5%, 2024                                                                    1,000,000       1,055,900
                                                                                                                       ------------
                                                                                                                       $ 13,126,731
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $80,083,966)                                                                   $ 84,999,952
-----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Note - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                    PAR AMOUNT      $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                              Pinellas County, FL, Health Facilities Authority Rev. (Pooled Hospital
                              Loan Program), 2.83%, due 10/03/05, at Identified Cost                   $  1,800,000    $  1,800,000

-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $81,883,966)                                                                       $ 86,799,952
-----------------------------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.4%                                                                                       375,139
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $ 87,175,091
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps

                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $2,000,000               Fixed - 3 Year               Floating - 7 Day             $ 20,888
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/01/15                USD            1,500,000               Fixed - 10 Year             Floating - 3 Month              46,689
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/09/15                USD            1,500,000               Fixed - 10 Year             Floating - 3 Month              33,162
                                                          LIBOR Swap Index (4.529%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/06/17                USD            1,000,000               Fixed - 12 Year              Floating - 7 Day                  975
                                                           BMA Swap Index (3.803%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/07/17                USD            1,000,000               Fixed - 12 Year              Floating - 7 Day                4,280
                                                           BMA Swap Index (3.761%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $105,994
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) GEORGIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.5%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                PAR AMOUNT      $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 5.3%                Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2029       $    750,000    $    783,233
                              Atlanta, GA, Airport Passenger Facilities Rev., "J", FSA, 5%, 2034          1,250,000       1,299,612
                              Atlanta, GA, Airport Rev., "B", FSA, 5.25%, 2033                            1,000,000       1,064,030
                              Augusta, GA, Airport Rev., "B", 5.35%, 2028                                   350,000         354,809
                                                                                                                       ------------
                                                                                                                       $  3,501,684
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 4.0%        Columbia County, GA (Courthouse Detention Center), 5.625%, 2020          $  1,490,000    $  1,590,902
                              Macon Bibb County, GA, Urban Development Rev. (Bibb County Public
                              Facilities Project), 5.5%, 2022                                             1,000,000       1,084,120
                                                                                                                       ------------
                                                                                                                       $  2,675,022
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.1%            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.088%, 2016+(+)       $    500,000    $    603,080
                              Suwanee, GA, MBIA, 5.25%, 2032                                                750,000         791,093
                                                                                                                       ------------
                                                                                                                       $  1,394,173
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 7.2%                Fayette County, GA, School District Rev., FSA, 0%, 2024                  $    575,000    $    457,810
                              Forsyth County, GA, School District, 6%, 2010(++)                             750,000         844,252
                              Fulton County, GA, School District, 6.375%, 2010                            2,000,000       2,256,260
                              Wilkes County, GA, School District, 5%, 2024                                1,115,000       1,177,764
                                                                                                                       ------------
                                                                                                                       $  4,736,086
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Athens Clarke County, GA (United Catholic Health East Issue),
Hospitals - 8.7%              5.5%, 2032                                                               $    500,000    $    527,315
                              Chatham County, GA, Hospital Authority Rev. (Memorial Health Medical
                              Center), "A", 6%, 2017                                                        350,000         381,199
                              Chatham County, GA, Hospital Authority Rev., Hospital Improvement
                              (Memorial Health University), "A", 5.375%, 2026                               200,000         210,234
                              Cobb County, GA, Hospital Authority Revolving, Refunding & Improvement
                              Rev., Anticipation Certificates, AMBAC, 5.25%, 2023                           750,000         812,370
                              Coffee County, GA, Hospital Authority Rev. (Coffee Regional Medical
                              Center, Inc.), 5%, 2026                                                       350,000         355,372
                              Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
                              Georgia Health System, Inc.), 5.5%, 2031                                      500,000         519,750
                              Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare System, Inc.),
                              6.125%, 2009                                                                  280,000         280,479
                              Tift County, GA, Hospital Authority Rev., Anticipation Certificates,
                              AMBAC, 5%, 2022                                                             2,000,000       2,103,780
                              Valdosta & Lowdes County, GA, Hospital Authority Rev. (Southern Georgia
                              Medical Center Project), AMBAC, 5.25%, 2027                                   500,000         532,175
                                                                                                                       ------------
                                                                                                                       $  5,722,674
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     Fulton County, GA, Residential Care Facilities (Canterbury Court), "A",
Term Care - 1.9%              6.125%, 2034                                                             $    150,000    $    151,154
                              Richmond County, GA, Development Authority, Nursing Home Rev. (Beverly
                              Enterprises Georgia, Inc.), 8.75%, 2011                                     1,080,000       1,082,409
                                                                                                                       ------------
                                                                                                                       $  1,233,563
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -      Savannah, GA, Economic Development Authority, Solid Waste Disposal Rev.
0.8%                          (Georgia Waste Management Project), "A", 5.5%, 2016                      $    500,000    $    535,630
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Cartersville, GA, Development Authority Waste (Anheuser Busch Project),
Other - 1.5%                  5.95%, 2032                                                              $    750,000    $    806,220
                              Virgin Islands Public Finance Authority Refinery Facilities Rev.
                              (Hovensa Refinery), 5.875%, 2022                                              160,000         171,155
                                                                                                                       ------------
                                                                                                                       $    977,375
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Effingham County, GA, Development Authority, Solid Waste Disposal Rev.
Paper - 1.9%                  (Fort James), 5.625%, 2018                                               $    150,000    $    149,178
                              Savannah, GA, Economic Development Pollution (Union Camp Corp.),
                              6.15%, 2017                                                                 1,000,000       1,122,140
                                                                                                                       ------------
                                                                                                                       $  1,271,318
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -       Savannah, GA, Economic Development Authority (Armstrong Center LLC),
Other - 0.8%                  "A", XLCA, 5%, 2030                                                      $    500,000    $    522,660
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          De Kalb County, GA, Housing Authority Multi-Family Housing Rev.
Revenue - 3.5%                (Castaways Apartments), "A", GNMA, 5.4%, 2029                            $    595,000    $    620,037
                              Hinesville, GA, Leased Housing Corp., "A", FHA, 6.7%, 2017                    900,000         904,464
                              Savannah, GA, Housing Authority (Chatham Gardens Project), FNMA,
                              5.625%, 2031                                                                  750,000         803,010
                                                                                                                       ------------
                                                                                                                       $  2,327,511
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 5.8%                  Georgia Housing & Finance Authority Rev., 5.5%, 2032                     $  1,000,000    $  1,008,220
                              Georgia Housing & Finance Authority Rev., Single Family Mortgage,
                              5.2%, 2020                                                                     95,000          95,320
                              Georgia Housing & Finance Authority Rev., Single Family Mortgage, "A",
                              5.6%, 2032                                                                    710,000         717,739
                              Georgia Housing & Finance Authority Rev., Single Family Mortgage,
                              "A-2", 4.85%, 2037                                                            500,000         493,865
                              Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C",
                              5.8%, 2021                                                                    750,000         772,395
                              Georgia Housing & Finance Authority Rev., Single Family Mortgage, "C",
                              5.1%, 2022                                                                    750,000         760,718
                                                                                                                       ------------
                                                                                                                       $  3,848,257
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -              County Commissioners of Georgia Assoc., Leasing Program, Rockdale
Other - 2.5%                  County, GA (Public Purpose Project), AMBAC, 5.625%, 2020                 $    500,000    $    544,520
                              Fulton County, GA, Facilities Corp., Fulton County, GA (Public Purpose
                              Project), AMBAC, 5.9%, 2019                                                 1,000,000       1,094,590
                                                                                                                       ------------
                                                                                                                       $  1,639,110
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
2.8%                          Clayton County, GA, Development Authority Rev., "A", 6.25%, 2009(++)     $    500,000    $    564,255
                              De Kalb County, GA, Public Safety & Judicial Facilities Authority Rev.,
                              5%, 2029                                                                      400,000         422,848
                              Fayette County, GA, Public Facilities Authority (Criminal Justice
                              Center Project), 6.25%, 2010(++)                                              755,000         857,536
                                                                                                                       ------------
                                                                                                                       $  1,844,639
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%            Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5%, 2018       $  1,000,000    $  1,062,660
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.2%         Atlanta, GA, Tax Allocation (Eastside Project), "B", 5.6%, 2030          $    150,000    $    150,550
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              5.375%, 2033                                                             $    370,000    $    382,506
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Commonwealth of Puerto Rico Highway & Transportation Authority, "Y",
Tax - 1.0%                    5.5%, 2036                                                               $    610,000    $    667,438
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -     Atlanta, GA, Development Authority Rev. (Tuff Yamacraw LLC Project),
9.3%                          "A", AMBAC, 5%, 2027                                                     $    335,000    $    361,083
                              Fulton County, GA (Morehouse College), AMBAC, 6.25%, 2021                     980,000       1,117,249
                              Fulton County, GA, Development Authority Rev. (Georgia Tech Foundation
                              Funding), "A", 5%, 2031                                                       265,000         275,515
                              Fulton County, GA, Development Authority Rev. (Georgia Tech
                              Foundation), "A", 5.75%, 2017                                               1,000,000       1,110,550
                              Private Colleges & University Authority (Emory University),
                              "A", 5.75%, 2009(++)                                                        1,000,000       1,105,800
                              Private Colleges & University Authority (Emory University),
                              "A", 5.75%, 2010(++)                                                        1,000,000       1,121,510
                              Private Colleges & University Authority (Mercer University),
                              5.75%, 2021                                                                   500,000         543,180
                              Savannah, GA, Economic Development Authority Rev. (College of Art &
                              Design, Inc.), ETM, 6.2%, 2009(++)                                            500,000         530,390
                                                                                                                       ------------
                                                                                                                       $  6,165,277
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Georgia Private College & University Authority Rev. (Mercer Housing
Dormitories - 2.5%            Corp.), "A", 6%, 2021                                                    $    500,000    $    535,250
                              Marietta, GA, Development Authority Rev., Student Housing (Southern
                              Polytech University), "A", 6.25%, 2007(++)                                  1,000,000       1,083,180
                                                                                                                       ------------
                                                                                                                       $  1,618,430
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal         Burke County, GA, Development Authority Pollution Control Rev. (Georgia
Owned - 6.3%                  Power Co., Plant Vogtle), "1", FGIC, 4.75%, 2034                         $    500,000    $    502,020
                              Georgia Municipal Electric Authority Power Rev., "A", MBIA, 6.5%, 2020      1,250,000       1,560,263
                              Griffin, GA, Combined Public Utility Rev., Refunding & Improvement,
                              AMBAC, 5%, 2025                                                               500,000         529,160
                              Monroe County, GA, Pollution Control Rev. (Oglethorpe Power Corp.),
                              "A", 6.8%, 2012                                                             1,000,000       1,164,560
                              Summerville, GA, Public Utility Rev., Refunding & Improvement,
                              5.75%, 2026                                                                   350,000         376,390
                                                                                                                       ------------
                                                                                                                       $  4,132,393
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 26.2%               Atlanta, GA, Water & Wastewater Rev., "A", MBIA, 5%, 2033                $    500,000    $    516,655
                              Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 8.002%, 2016+(+)         4,000,000       5,110,880
                              Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2034                           1,000,000       1,076,380
                              Clayton County, GA, Water Authority, Water & Sewer Rev.,
                              6.25%, 2010(++)                                                             1,000,000       1,133,280
                              Columbia County, GA, Water & Sewer Rev., FGIC, 6.25%, 2010(++)                470,000         529,788
                              Coweta County, GA, Development Authority Rev. (Newnan Water Sewer &
                              Light Commission Project), AMBAC, 5.75%, 2016                               1,000,000       1,097,330
                              De Kalb County, GA, Water & Sewer Rev., 5.125%, 2031                        1,200,000       1,264,728
                              Fairburn, GA, Utility Rev., 5.75%, 2020                                       500,000         534,195
                              Forsyth County, GA, Water & Sewer Authority, 6.25%, 2010(++)                1,105,000       1,249,998
                              Fulton County, GA, Water & Sewer Rev., FGIC, 6.375%, 2014                     100,000         115,337
                              Fulton County, GA, Water & Sewer Rev., FGIC, ETM, 6.375%, 2014(++)          2,150,000       2,479,746
                              Gainesville, GA, Water & Sew Rev., FGIC, 5.625%, 2019                       1,000,000       1,088,140
                              Jackson County, GA, Water & Sewer Authority, "A", AMBAC, 5.75%, 2017        1,000,000       1,117,450
                                                                                                                       ------------
                                                                                                                       $ 17,313,907
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $59,113,717)                                                                   $ 63,722,863
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.8%
--------------------------------------------------------------------------------
                              Atlanta, GA, Water & Wastewater Rev., "C", 2.8%, due 10/03/05            $    200,000    $    200,000
                              Georgia Municipal Electric Authority, 2.68%, due 10/05/05                   1,000,000       1,000,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  1,200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $60,313,717)                                                                       $ 64,922,863
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.7%                                                                                     1,119,103
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $ 66,041,966
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $1,000,000               Fixed - 3 Year               Floating - 7 Day              $10,444
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/07/05                USD            1,500,000               Fixed - 10 Year             Floating - 3 Month              46,689
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/09/15                USD            1,500,000               Fixed - 10 Year             Floating - 3 Month              33,162
                                                          LIBOR Swap Index (4.529%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/07/17                USD            1,000,000               Fixed - 12 Year              Floating - 7 Day                4,280
                                                           BMA Swap Index (3.761%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                                     $94,575
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) MARYLAND MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.1%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                PAR AMOUNT      $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport and Port              Maryland Transportation Authority (Baltimore/Washington International
Revenue - 0.7%                Airport), "A", AMBAC, 5%, 2027                                           $  1,000,000    $  1,041,270

-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 3.9%        Baltimore, MD, "B", 7.15%, 2009                                          $  2,120,000    $  2,419,450
                              Baltimore, MD, UT, Public Improvement, "A", MBIA, 7%, 2009                  1,000,000       1,143,340
                              Frederick County, MD, Public Facilities, 5.25%, 2009(++)                    2,000,000       2,164,740
                                                                                                                       ------------
                                                                                                                       $  5,727,530
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 15.6%           Anne Arundel County, MD, 5%, 2009(++)                                    $  2,000,000    $  2,145,280
                              Howard County, MD, "B", 0%, 2008                                            1,000,000         910,860
                              Howard County, MD, Consolidated Public Improvement,
                              "A", 5.5%, 2008(++)                                                         1,000,000       1,065,380
                              Howard County, MD, Consolidated Public Improvement,
                              "A", 5.5%, 2008(++)                                                         2,000,000       2,130,760
                              Montgomery County, MD, Consolidated Public Improvement, 5%, 2011(++)          500,000         544,335
                              Montgomery County, MD, Consolidated Public Improvement, 5%, 2011(++)        1,000,000       1,088,670
                              Prince George's County, MD, 0%, 2007                                        5,110,000       4,843,820
                              Prince George's County, MD, Consolidated Public Improvement,
                              "A", 5%, 2023                                                               2,000,000       2,132,780
                              Prince George's County, MD, Unrefunded Balance, Public Improvement,
                              FSA, 5.375%, 2015                                                              80,000          86,671
                              Puerto Rico Municipal Finance Agency, RITES, FSA, 8.081%, 2018+(+)          1,000,000       1,160,840
                              Washington Suburban Sanitation District, General Construction Rev.,
                              5%, 2027                                                                      930,000         980,192
                              Washington Suburban Sanitation District, General Construction Rev.,
                              5%, 2028                                                                      980,000       1,030,519
                              Washington Suburban Sanitation District, General Construction Rev.,
                              5%, 2029                                                                    1,025,000       1,075,369
                              Worcester County, MD, Public Improvement, 5.625%, 2010(++)                  1,620,000       1,791,445
                              Worcester County, MD, Public Improvement, 5.625%, 2010(++)                  2,030,000       2,244,835
                                                                                                                       ------------
                                                                                                                       $ 23,231,756
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Maryland Health & Higher Educational Facilities Authority Rev.
Hospitals - 21.4%             (Adventist Healthcare), "A", 5.75%, 2025                                 $  1,000,000    $  1,065,340
                              Maryland Health & Higher Educational Facilities Authority Rev. (Anne
                              Arundel Health Systems), "A", FSA, 5%, 2023                                 1,000,000       1,063,970
                              Maryland Health & Higher Educational Facilities Authority Rev. (Anne
                              Arundel Health Systems), "A", FSA, 5%, 2034                                 1,585,000       1,659,130
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Calvert Health Systems), 5.5%, 2039                                        1,000,000       1,058,190
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Carroll County General Hospital), 6%, 2037                                 1,000,000       1,068,310
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Doctors Community Hospital), 5.5%, 2024                                    1,000,000       1,001,620
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Frederick Memorial Hospital), 5.125%, 2035                                 1,000,000       1,013,850
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Frederick Memorial Hospital), FGIC, 5.25%, 2013                            1,850,000       2,017,925
                              Maryland Health & Higher Educational Facilities Authority Rev. (Good
                              Samaritan Hospital), ETM, 5.7%, 2009(++)                                    1,085,000       1,158,064
                              Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                              Hopkins Hospital), 5%, 2021                                                   750,000         779,303
                              Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                              Hopkins Medical Institutions), "A", 5%, 2037                                  750,000         778,965
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Lifebridge Health), "A", 5.125%, 2034                                      1,000,000       1,026,490
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Medalantic/Helix Issue), "B", AMBAC, 5.25%, 2038                           1,500,000       1,691,985
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Medstar Health), 5.5%, 2033                                                  800,000         830,040
                              Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
                              Medical Center), FSA, 5.625%, 2017                                          1,800,000       1,867,230
                              Maryland Health & Higher Educational Facilities Authority Rev. (North
                              Arundel Hospital), 6.5%, 2026                                                 500,000         561,725
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Suburban Hospital), "A", 5.5%, 2016                                        1,000,000       1,095,730
                              Maryland Health & Higher Educational Facilities Authority Rev. (Union
                              Hospital Cecil County Issue), 5%, 2035                                        500,000         510,010
                              Maryland Health & Higher Educational Facilities Authority Rev. (Union
                              Hospital of Cecil County Issue), 5.625%, 2032                               1,000,000       1,054,590
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (University of Maryland Medical Systems), 6.625%, 2020                      1,000,000       1,127,890
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (University of Maryland Medical Systems), "B", AMBAC, 5%, 2024              1,000,000       1,060,470
                              Maryland Health & Higher Educational Facilities Authority Rev. (Upper
                              Chesapeake Hospital), "A", FSA, 5.5%, 2020                                  2,000,000       2,107,800
                              Maryland Health & Higher Educational Facilities Rev. (Helix Health
                              Issue), AMBAC, ETM, 5%, 2027(++)                                            2,500,000       2,677,725
                              Maryland Industrial Development Authority, Economic Development Rev.,
                              RIBS, FSA, 8.836%, 2022(+)                                                  1,400,000       1,841,280
                              Maryland State Health & Higher Educational Facilities Authority Rev.
                              (Catholic Health), "A", 6%, 2020                                              245,000         274,072
                              Maryland State Health & Higher Educational Facilities Authority Rev.
                              (Catholic Health), "A", ETM, 6%, 2020(++)                                     755,000         840,194
                              Montgomery County, MD, Economic Development (Trinity Healthcare
                              Group), 5.125%, 2022                                                          500,000         523,175
                                                                                                                       ------------
                                                                                                                       $ 31,755,073
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     Maryland Health & Higher Educational Facilities Authority Rev.
Term Care - 1.1%              (Bradford Oaks Nursing & Rehabilitation Center), 6.375%, 2027            $  1,000,000    $  1,009,600
                              Maryland Health & Higher Educational Facilities Authority Rev. (Mercy
                              Ridge), "A", 6%, 2035                                                         150,000         156,728
                              Westminster, MD, Economic Development Rev. (Carroll Lutheran Village),
                              "A", 6.25%, 2034                                                              400,000         415,108
                                                                                                                       ------------
                                                                                                                       $  1,581,436
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Baltimore, MD, Port Facilities Rev., Consolidated Coal Sales, "B",
Chemicals - 1.1%              6.5%, 2011                                                               $  1,500,000    $  1,589,865
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -      Northeast Maryland Waste Disposal Authority Resources Recovery Rev.
0.5%                          (Baltimore Resco Retrofit Project), 5%, 2012                             $    690,000    $    709,734
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Virgin Islands Public Finance Authority Refinery Facilities Rev.
Other - 0.3%                  (Hovensa Refinery), 5.875%, 2022                                         $    375,000    $    401,145
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &               Maryland Industrial Development Authority Economic Development
Tourism - 0.7%                (Baltimore Aquarium Project), 5.2%, 2026                                 $  1,000,000    $  1,053,730
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -       Harford County MD, Economic Development Rev. (Battelle Memorial
Other - 3.1%                  Institute Project), 5.25%, 2034                                          $  1,600,000    $  1,685,040
                              Maryland Industrial Authority Economic Development Rev. (YMCA
                              Baltimore), 8%, 2006(++)                                                    2,825,000       2,994,048
                                                                                                                       ------------
                                                                                                                       $  4,679,088
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 4.9%                Baltimore, MD, City Housing Corp. Rev., "A", FHA, 7.25%, 2023            $  1,055,000    $  1,056,920
                              Baltimore, MD, City Housing Corp. Rev., FHA, 7.75%, 2009                      420,000         419,214
                              Maryland Community Development Administration (Waters Landing II
                              Apartments), "A", GNMA, 5.875%, 2033                                        1,500,000       1,580,340
                              Maryland Community Development Administration, "A", 5%, 2034                  910,000         916,042
                              Maryland Community Development Administration, "A", 5.1%, 2044                970,000         977,062
                              Maryland Community Development Administration Housing, "D", 5%, 2032        1,000,000       1,003,110
                              Maryland Community Development Administration Multi-Family Housing
                              Insured Mortgage, "B", 5.6%, 2032                                           1,250,000       1,297,400
                                                                                                                       ------------
                                                                                                                       $  7,250,088
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 1.1%                Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                              Hopkins Medical Institutions), AMBAC, 5%, 2034                           $  1,500,000    $  1,570,155
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Prince George's County, MD, Housing Single Family Collateral, "A",
Local - 0.3%                  7.4%, 2032                                                               $     90,000    $     91,096
                              Prince George's County, MD, Housing Single Family Collateral, "A",
                              GNMA, 5.6%, 2034                                                              130,000         132,318
                              Prince George's County, MD, Housing Single Family Step Coupon, "A",
                              GNMA, 5.375%, 2018                                                            255,000         257,359
                                                                                                                       ------------
                                                                                                                       $    480,773
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Maryland Community Development Administration Housing, "A",
State - 4.0%                  5.875%, 2016                                                             $  1,245,000    $  1,285,935
                              Maryland Community Development Administration Residential, "B",
                              4.75%, 2019                                                                 1,330,000       1,343,180
                              Maryland Community Development Administration Single Family Program,
                              First Series, 5.15%, 2018                                                   2,000,000       2,038,240
                              Maryland Community Development Administration Single Family Program,
                              Second Series, 4.5%, 2024                                                     725,000         732,315
                              Puerto Rico Housing Finance Authority Home Mortgage Rev., Mortgage
                              Backed Securities, "A", 4.75%, 2023                                           180,000         180,315
                              Puerto Rico Housing Finance Authority Mortgage Backed Securities,
                              "A", 4.375%, 2017                                                             305,000         305,360
                                                                                                                       ------------
                                                                                                                       $  5,885,345
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.7%    Northeast Maryland Waste Disposal Authority Solid Waste Rev., 6%, 2006   $  1,100,000    $  1,121,197
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 3.9%                  Howard County, MD, COP, 8%, 2019                                         $    805,000    $  1,143,945
                              Howard County, MD, COP, 8%, 2019                                              385,000         547,104
                              Howard County, MD, COP, 8%, 2019                                              680,000         966,314
                              Howard County, MD, COP, 8.15%, 2021                                           450,000         654,214
                              Prince George's County, MD, COP, "A", MBIA, 0%, 2006                        2,490,000       2,437,610
                                                                                                                       ------------
                                                                                                                       $  5,749,187
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -      Maryland Stadium Authority, Lease Rev. (Convention Center Expansion),
4.2%                          AMBAC, 5.875%, 2012                                                      $  1,000,000    $  1,016,640
                              Prince George's County, MD, Lease Development Authority Rev., MBIA,
                              0%, 2009                                                                    1,500,000       1,316,175
                              Puerto Rico Public Finance Corp., Commonwealth Appropriation, "E",
                              5.7%, 2010(++)                                                              1,235,000       1,353,943
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013+(+)              500,000         618,510
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016+(+)            1,520,000       1,919,091
                                                                                                                       ------------
                                                                                                                       $  6,224,359
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.4%            Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022            $  1,000,000    $  1,045,850
                              Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             1,000,000       1,029,830
                                                                                                                       ------------
                                                                                                                       $  2,075,680
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.4%         Anne Arundel County, MD, Special Obligations (Arundel Mills Project),
                              5.125%, 2029                                                             $  1,555,000    $  1,648,689
                              Prince George's County, MD, Special Obligations (National Harbor
                              Project), 5.2%, 2034                                                          500,000         504,905
                                                                                                                       ------------
                                                                                                                       $  2,153,594
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              5.375%, 2033                                                             $    235,000    $    242,943
                              Guam Economic Development Authority Tobacco Settlement,
                              "B", 5.5%, 2041                                                               400,000         410,140
                              Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                   235,000         237,881
                                                                                                                       ------------
                                                                                                                       $    890,964
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 1.1%             Maryland State Transportation Authority Project Facilities Rev., FSA,
                              5%, 2034                                                                 $  1,540,000    $  1,618,879
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -     Annapolis, MD, Economic Development Rev. (St. John's College),
10.6%                         5.5%, 2018                                                               $    750,000    $    780,105
                              Anne Arundel County, MD, Economic Development (Community College
                              Project), 5.25%, 2028                                                       1,600,000       1,710,192
                              Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's
                              College), "A", 5.7%, 2020                                                     850,000         891,361
                              Maryland Health & Higher Educational Facilities Authority Rev.
                              (Goucher College), 5.375%, 2025                                               500,000         536,515
                              Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                              Hopkins University), 5.625%, 2027                                           1,400,000       1,462,930
                              Maryland Health & Higher Educational Facilities Authority Rev. (Johns
                              Hopkins University), "A", 5%, 2032                                          2,000,000       2,081,020
                              Maryland Health & Higher Educational Facilities Authority Rev. (Loyola
                              College), "A", MBIA, 5.5%, 2016                                             3,000,000       3,130,800
                              Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2006(++)         1,135,000       1,110,382
                              Morgan State University, MD, Academic, "A", MBIA, ETM, 0%, 2008(++)         1,400,000       1,281,686
                              Morgan State University, MD, Academic, MBIA, 6.05%, 2015                    1,500,000       1,719,915
                              Westminster, MD, Educational Facilities Rev. (McDaniel College),
                              5.5%, 2032                                                                  1,000,000       1,045,970
                                                                                                                       ------------
                                                                                                                       $ 15,750,876
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Maryland Economic Development Corp. (Morgan State University Project),
Dormitories - 3.4%            "A", 6%, 2034                                                            $  1,000,000    $  1,041,260
                              Maryland Economic Development Corp. (University of Maryland College
                              Park Project), AMBAC, 5%, 2019                                              1,850,000       1,953,637
                              Maryland Economic Development Corp., Collegiate Housing (Salisbury),
                              "A", 6%, 2019                                                               1,000,000       1,049,160
                              Maryland Economic Development Corp., Collegiate Housing Rev. (Towson
                              University), "A", 5.75%, 2029                                               1,000,000       1,011,930
                                                                                                                       ------------
                                                                                                                       $  5,055,987
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary      Maryland Industrial Development Financing Authority, Economic
Schools - 0.3%                Development Authority Rev. (Our Lady of Good Council), "A", 6%, 2035     $    400,000    $    408,124
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.0%                  Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2015+(+)                $  1,680,000    $  1,931,597
                              Puerto Rico Electric Power Authority Rev., "NN", 5.125%, 2024               1,500,000       1,577,610
                              Puerto Rico Electric Power Authority Rev., "RR", XLCA, 5%, 2030               850,000         894,804
                              Puerto Rico Electric Power Authority Rev., RITES, FSA,
                              7.512%, 2015+(+)                                                            1,400,000       1,549,632
                                                                                                                       ------------
                                                                                                                       $  5,953,643
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 5.8%                Baltimore, MD, Project Rev. (Wastewater Projects), "A", FGIC,
                              5%, 2033                                                                 $  1,095,000    $  1,142,008
                              Baltimore, MD, Project Rev., Refunding Water Projects, "A", FGIC,
                              5.125%, 2032                                                                1,000,000       1,051,940
                              Baltimore, MD, Rev., LEVRRS, MBIA, 8.56%, 2020(+)                           3,000,000       3,894,000
                              Baltimore, MD, Wastewater Rev. Project, "A", MBIA, 5.65%, 2020              2,000,000       2,298,000
                              Puerto Rico Aqueduct & Sewer Authority Rev., ETM, 10.25%, 2009(++)            270,000         308,594
                                                                                                                       ------------
                                                                                                                       $  8,694,542
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $132,855,609)                                                                  $142,654,020
-----------------------------------------------------------------------------------------------------------------------------------

Floating Rate Demand Notes - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                   PAR AMOUNT       $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development Authority Rev.
                              (Presbyterian University Hospital), "B", 2.78%, due 10/06/05             $  1,600,000    $  1,600,000
                              Georgia Municipal Electric Authority, 2.68%, due 10/05/05                     600,000         600,000
                              Irvine, CA, Improvement Building Act 1915, 2.71%, due 10/05/05                300,000         300,000
                              Oklahoma Industries Authority, Health System Rev. (Integris Baptist
                              Medical Center), "B", 1.10%, 2.81%, due 10/04/05                            1,300,000       1,300,000
                              State of Oregon, "73G", 2.75%, due 10/05/05                                   100,000         100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  3,900,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $136,755,609)                                                                      $146,554,020
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.3%                                                                                     1,912,563
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $148,466,583
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps

                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $3,000,000               Fixed - 3 Year               Floating - 7 Day             $ 31,332
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/01/15                USD            2,000,000               Fixed - 10 Year             Floating - 3 Month              62,252
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/07/17                USD            2,000,000               Fixed - 12 Year              Floating - 7 Day                8,561
                                                           BMA Swap Index (3.761%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $102,145
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05          MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.4%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                PAR AMOUNT      $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 5.0%                Massachusetts Port Authority Rev., 6.125%, 2010(++)                      $  1,460,000    $  1,635,142
                              Massachusetts Port Authority Rev., "A", AMBAC, 5%, 2035                     4,000,000       4,162,440
                              Massachusetts Port Authority Rev., "A", FSA, 5.125%, 2017                   1,275,000       1,356,766
                              Massachusetts Port Authority Rev., "A", MBIA, 5%, 2033                      3,000,000       3,085,050
                              Massachusetts Port Authority Rev., "C", 6%, 2010(++)                        1,000,000       1,115,060
                              Massachusetts Port Authority Rev., ETM, 13%, 2013(++)                         660,000         927,142
                                                                                                                       ------------
                                                                                                                       $ 12,281,600
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 14.4%       Boston, MA, "A", 5.75%, 2010(++)                                         $  3,645,000    $  4,011,031
                              Brookline, MA, 5.375%, 2019                                                 1,800,000       1,965,456
                              Commonwealth of Massachusetts, 5.875%, 2009(++)                             1,000,000       1,102,400
                              Commonwealth of Massachusetts, "B", 5.25%, 2028                             2,500,000       2,835,125
                              Commonwealth of Massachusetts, FGIC, ETM, 7%, 2009(++)                      1,150,000       1,257,318
                              Greater Lawrence, MA, San District, MBIA, 5.625%, 2020                      1,640,000       1,793,816
                              Lynn, MA, AMBAC, 5.125%, 2018                                               3,690,000       3,938,226
                              Mansfield, MA, FSA, 5.375%, 2010(++)                                        1,170,000       1,284,519
                              Middleborough, MA, FGIC, 5.6%, 2014                                            75,000          81,943
                              Salisbury, MA, MBIA, 5.25%, 2031                                            2,790,000       3,001,370
                              State of Massachusetts, Consolidated Loan, "A", 6%, 2010(++)                3,000,000       3,338,130
                              State of Massachusetts, Consolidated Loan, "B", 5.75%, 2010(++)             1,000,000       1,103,520
                              State of Massachusetts, Consolidated Loan, "C", 5.75%, 2010(++)             1,500,000       1,658,325
                              State of Massachusetts, Consolidated Loan, "C", ETM, 0%, 2005(++)           2,000,000       1,991,200
                              Sutton, MA, MBIA, 5.5%, 2017                                                1,000,000       1,089,230
                              Sutton, MA, MBIA, 5.5%, 2019                                                1,000,000       1,085,760
                              Westford, MA, FGIC, 5.25%, 2020                                             2,250,000       2,423,723
                              Weymouth, MA, MBIA, 5.375%, 2020                                            1,250,000       1,347,163
                                                                                                                       ------------
                                                                                                                       $ 35,308,255
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 5.7%            Massachusetts Bay Transportation Authority, RITES, 9.334%, 2016+(+)      $  4,835,000    $  6,439,833
                              Massachusetts Bay Transportation Authority, Unrefunded Balance "A",
                              5.75%, 2018                                                                   320,000         351,024
                              Maynard, MA, MBIA, 5.5%, 2021                                               1,000,000       1,111,240
                              Springfield, MA, FSA, 6.25%, 2019                                           2,600,000       2,922,842
                              Worcester, MA, "A", FSA, 6%, 2016                                           2,955,000       3,318,761
                                                                                                                       ------------
                                                                                                                       $ 14,143,700
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.2%                Belmont, MA, 5%, 2015                                                    $  2,165,000    $  2,197,410
                              Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                              7.521%, 2015+(+)                                                            1,365,000       1,685,693
                              Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                              7.521%, 2016+(+)                                                            1,430,000       1,780,808
                              Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                              7.521%, 2018+(+)                                                            1,565,000       1,971,305
                              Massachusetts State School Building Authority, Sales Tax Rev., "A",
                              FSA, 5%, 2026                                                               1,000,000       1,056,550
                              Narragansett, MA, Regional School District, AMBAC, 6%, 2019                 1,720,000       1,917,009
                              Tantasquama, MA, Regional School District, FSA, 5.375%, 2016                2,000,000       2,181,220
                                                                                                                       ------------
                                                                                                                       $ 12,789,995
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Massachusetts Development Finance Agency, Massachusetts Biomedical
Hospitals - 10.9%             Research, "C", 6.375%, 2016                                              $     50,000    $     55,641
                              Massachusetts Health & Educational Facilities Rev. (Lahey Clinic
                              Medical Center), "C", FGIC, 5%, 2033                                        1,000,000       1,041,840
                              Massachusetts Health & Educational Facilities Authority Rev. (Baystate
                              Medical Center), "F", 5.75%, 2033                                           2,000,000       2,122,300
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (Berkshire Health Systems), 6.25%, 2031                                     1,350,000       1,444,271
                              Massachusetts Health & Educational Facilities Authority Rev. (Caritas
                              Christi), 6.5%, 2012                                                          500,000         550,215
                              Massachusetts Health & Educational Facilities Authority Rev. (Caritas
                              Christi), "B", 6.25%, 2022                                                     20,000          21,379
                              Massachusetts Health & Educational Facilities Authority Rev. (Catholic
                              Health East Issue), 5.5%, 2032                                              1,575,000       1,661,042
                              Massachusetts Health & Educational Facilities Authority Rev. (Covenant
                              Health Systems, Inc.), 6.5%, 2017                                              75,000          84,208
                              Massachusetts Health & Educational Facilities Authority Rev. (Covenant
                              Health Systems, Inc.), 6%, 2031                                             1,000,000       1,083,200
                              Massachusetts Health & Educational Facilities Authority Rev. (Jordan
                              Hospital), 5.25%, 2018                                                      1,330,000       1,337,102
                              Massachusetts Health & Educational Facilities Authority Rev. (Milford-
                              Whitinsville Hospital), 6.35%, 2032                                            50,000          53,421
                              Massachusetts Health & Educational Facilities Authority Rev. (Milford-
                              Whitinsville Regional Hospital), "C", 5.25%, 2018                           1,500,000       1,503,015
                              Massachusetts Health & Educational Facilities Authority Rev. (Milton
                              Hospital), "C", 5.5%, 2016                                                    800,000         814,088
                              Massachusetts Health & Educational Facilities Authority Rev. (New
                              England Medical Center Hospital), "H", FGIC, 5.375%, 2018                   1,000,000       1,089,440
                              Massachusetts Health & Educational Facilities Authority Rev. (New
                              England Medical Center Hospital), "H", FGIC, 5.375%, 2019                     815,000         886,410
                              Massachusetts Health & Educational Facilities Authority Rev. (New
                              England Medical Center Hospital), "H", FGIC, 5%, 2025                       1,135,000       1,185,564
                              Massachusetts Health & Educational Facilities Authority Rev. (Newton
                              Wellesley Hospital), "G", MBIA, 6.125%, 2015                                1,000,000       1,064,610
                              Massachusetts Health & Educational Facilities Authority Rev. (North
                              Adams Regional Hospital), "C", 6.625%, 2018                                   475,000         489,397
                              Massachusetts Health & Educational Facilities Authority Rev. (Partners
                              Healthcare Systems), 5.75%, 2021                                              100,000         110,442
                              Massachusetts Health & Educational Facilities Authority Rev. (Partners
                              Healthcare Systems), "A", MBIA, 5.375%, 2018                                2,000,000       2,083,520
                              Massachusetts Health & Educational Facilities Authority Rev. (South
                              Shore Hospital), "F", 5.625%, 2019                                          2,000,000       2,085,000
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts Memorial Hospital), 6.5%, 2021                 1,000,000       1,075,490
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts), "D", 5%, 2033                                  500,000         497,730
                              Massachusetts Industrial Finance Agency Rev., Capital Appreciation
                              (Mass Biomedical Research), "A", 0%, 2010                                   5,300,000       4,395,184
                                                                                                                       ------------
                                                                                                                       $ 26,734,509
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     Boston, MA, Industrial Development Finance Authority, Alzheimers
Term Care - 0.3%              Center Project, FHA, 5.5%, 2012                                          $    190,000    $    192,335
                              Massachusetts Development Finance Agency Rev., First Mortgage, (Loomis
                              Communities Project), "A", 6.9%, 2032                                         530,000         575,733
                              Massachusetts Industrial Finance Agency Rev. (Evanswood), 1st
                              Mortgage, "A", 7.625%, 2014**                                                 496,655               0
                                                                                                                       ------------
                                                                                                                       $    768,068
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%         Massachusetts Health & Educational Facilities Authority Rev. (Learning
                              Center for Deaf Children), 6.1%, 2019                                    $  1,000,000    $  1,016,740
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Airlines - 1.3%               Massachusetts Port Authority Rev. (U.S. Airways), MBIA, 5.875%, 2016     $  1,900,000    $  2,026,768
                              Massachusetts Port Authority Rev., Special Facilities (U.S. Airways),
                              "A", MBIA, 5.625%, 2023                                                     1,140,000       1,183,354
                                                                                                                       ------------
                                                                                                                       $  3,210,122
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Massachusetts Development Finance Agency Rev. (Waste Management,
Environmental Services -      Inc.), 5.5%, 2027                                                        $    750,000    $    802,058
0.8%                          Massachusetts Development Finance Agency Rev., Resource Recovery Rev.
                              (Waste Management, Inc.), 6.9%, 2029                                        1,000,000       1,116,380
                                                                                                                       ------------
                                                                                                                       $  1,918,438
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Massachusetts Development Finance Agency, Resource Recovery Rev.
Other - 1.9%                  (Flour Corp.), 5.625%, 2019                                              $  1,675,000    $  1,765,651
                              Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.),
                              5.6%, 2017                                                                  2,100,000       2,198,700
                              Virgin Islands Public Finance Authority Refinery Facilities Rev.
                              (Hovensa Refinery), 5.875%, 2022                                              595,000         636,483
                                                                                                                       ------------
                                                                                                                       $  4,600,834
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 1.6%                  Martha's Vineyard, MA, Land Bank Rev. AMBAC, 5%, 2029                    $    785,000    $    824,022
                              Massachusetts Development Finance Agency Rev. (WGBH Educational
                              Foundation), "A", AMBAC, 5.375%, 2042                                       3,000,000       3,242,100
                                                                                                                       ------------
                                                                                                                       $  4,066,122
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Massachusetts Development Finance Agency (Morville House Apartments),
Revenue - 4.6%                "A" LOC, 4.95%, 2023                                                     $  2,500,000    $  2,502,500
                              Massachusetts Development Finance Agency Rev. (Credit Housing-Chelsea
                              Homes), "I-A", 5%, 2024                                                     1,185,000       1,186,647
                              Massachusetts Housing Finance Agency Rev., "F", 5.125%, 2034                  720,000         733,306
                              Massachusetts Housing Finance Agency Rev., "P", 5%, 2023                    1,240,000       1,246,969
                              Massachusetts Housing Finance Agency Rev., "P", 5.1%, 2033                  1,565,000       1,577,723
                              Massachusetts Housing Finance Agency Rev., "P", 5.2%, 2045                  1,445,000       1,444,899
                              Massachusetts Housing Finance Agency Rev., Rental Mortgage, "A",
                              AMBAC, 5.7%, 2020                                                           1,475,000       1,511,698
                              Massachusetts Housing Finance Agency, Rev., "E", 5%, 2028                   1,000,000         999,930
                                                                                                                       ------------
                                                                                                                       $ 11,203,672
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%                Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage),
                              "A", 6%, 2009(++)                                                        $    450,000    $    502,884
                              Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage),
                              "A", 6%, 2009(++)                                                             500,000         558,760
                              Rail Connections, Inc., Massachusetts Rev. (Rte 128 Parking Garage),
                              "A", 6%, 2009(++)                                                             250,000         279,380
                                                                                                                       ------------
                                                                                                                       $  1,341,024
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax            Massachusetts Bay Transportation Authority, Sales Tax Rev.,
Revenue - 1.5%                "A", 5%, 2032                                                            $  2,020,000    $  2,089,892
                              Route 3 North Transportation Improvement Associates, MBIA,
                              5.625%, 2010(++)                                                            1,500,000       1,651,815
                                                                                                                       ------------
                                                                                                                       $  3,741,707
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Massachusetts Housing Finance Agency, Single Family Housing Rev.,
State - 1.6%                  "102", 5%, 2029                                                          $  1,500,000    $  1,509,765
                              Massachusetts Housing Finance Agency, Single Family Housing Rev.,
                              "118", 4.75%, 2030                                                          1,500,000       1,476,105
                              Massachusetts Housing Finance Agency, Single Family Housing Rev.,
                              "79", FSA, 5.85%, 2021                                                        195,000         201,209
                              Massachusetts Housing Finance Agency, Single Family Housing Rev.,
                              "91", 5.5%, 2031                                                              695,000         700,400
                              Massachusetts Housing Finance Agency, Single Family Housing Rev.,
                              "93", 5.05%, 2020                                                              45,000          45,547
                                                                                                                       ------------
                                                                                                                       $  3,933,026
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.6%    Massachusetts Development Finance Agency Rev. (Ogden Haverhill
                              Associates), 6.7%, 2014                                                  $    600,000    $    638,160
                              Massachusetts Development Finance Agency Rev., Semass Systems, "B",
                              MBIA, 5.625%, 2016                                                          1,125,000       1,234,418
                              Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden
                              Haverhill Associates), 5.5%, 2013                                              25,000          25,407
                              Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden
                              Haverhill Associates), 5.6%, 2019                                           1,925,000       1,948,562
                                                                                                                       ------------
                                                                                                                       $  3,846,547
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -              Massachusetts Development Finance Agency Rev., Visual & Performing
Other - 0.6%                  Arts Project, 6%, 2015                                                   $  1,235,000    $  1,440,479
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies -
2.6%                          Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016+(+)         $  2,500,000    $  3,156,400
                              University of Massachusetts, Building Authority Project, "1", AMBAC,
                              5.25%, 2023                                                                 1,500,000       1,624,995
                              University of Massachusetts, Building Authority Project, "B", AMBAC,
                              5.5%, 2018                                                                  1,400,000       1,542,044
                                                                                                                       ------------
                                                                                                                       $  6,323,439
-----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue - 1.1%   Massachusetts Educational Financing Authority, Education Loan Rev.,
                              "E", AMBAC, 5%, 2013                                                     $    895,000    $    918,556
                              Massachusetts Educational Financing Authority, Education Loan Rev.,
                              "E", AMBAC, 5%, 2015                                                           90,000          92,466
                              Massachusetts Educational Financing Authority, Education Loan Rev.,
                              "Issue E", AMBAC, 5.3%, 2016                                                1,490,000       1,527,473
                              Massachusetts Educational Financing Authority, Education Loan Rev.,
                              "Issue G", "A", MBIA, 6.05%, 2017                                              60,000          61,752
                                                                                                                       ------------
                                                                                                                       $  2,600,247
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.8%            Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022            $  2,950,000    $  3,085,258
                              Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018             1,420,000       1,462,359
                                                                                                                       ------------
                                                                                                                       $  4,547,617
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 3.3%         Massachusetts Bay Transportation Authority Assessment,
                              "A", 5.25%, 2030                                                         $    615,000    $    647,305
                              Massachusetts Bay Transportation Authority Assessment,
                              "A", 5.75%, 2010(++)                                                        3,460,000       3,832,088
                              Massachusetts Bay Transportation Authority, "A", 5%, 2034                   3,500,000       3,648,190
                                                                                                                       ------------
                                                                                                                       $  8,127,583
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              5.375%, 2033                                                             $    680,000    $    702,984
                              Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              5.5%, 2039                                                                    400,000         414,032
                              Children's Trust Fund, Tobacco Settlement Rev., Puerto Rico,
                              "A", 0%, 2050                                                               2,000,000         127,840
                                                                                                                       ------------
                                                                                                                       $  1,244,856
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -     Massachusetts College Building Authority Project Rev., "A", MBIA,
19.0%                         5.625%, 2009(++)                                                         $  1,650,000    $  1,803,433
                              Massachusetts College Building Authority Project Rev., "A", XLCA,
                              5.25%, 2023                                                                 1,000,000       1,073,510
                              Massachusetts Development Finance Agency Rev. (Boston University),
                              XLCA, 6%, 2059                                                              1,500,000       1,808,685
                              Massachusetts Development Finance Agency Rev. (Hampshire College),
                              5.7%, 2034                                                                  1,000,000       1,058,340
                              Massachusetts Development Finance Agency Rev. (Massachusetts College
                              of Pharmacy), 6.625%, 2010(++)                                                 50,000          57,086
                              Massachusetts Development Finance Agency Rev. (Massachusetts College
                              of Pharmacy), "C", 5.75%, 2033                                              1,000,000       1,062,670
                              Massachusetts Development Finance Agency Rev. (Mount Holyoke College),
                              5.125%, 2021                                                                1,000,000       1,063,970
                              Massachusetts Development Finance Agency Rev. (Smith College),
                              5%, 2035                                                                    1,000,000       1,042,210
                              Massachusetts Development Finance Agency Rev. (Suffolk University),
                              5.75%, 2009(++)                                                             1,000,000       1,096,160
                              Massachusetts Development Finance Agency Rev. (Suffolk University),
                              5.85%, 2009(++)                                                             1,000,000       1,099,650
                              Massachusetts Development Finance Agency Rev. (Western New England
                              College), 6.125%, 2032                                                      1,115,000       1,158,307
                              Massachusetts Development Finance Agency Rev., (Olin College), "B",
                              XLCA, 5.25%, 2033                                                           3,000,000       3,187,770
                              Massachusetts Development Finance Agency Rev., Higher Education (Smith
                              College), 5.5%, 2010(++)                                                    1,210,000       1,337,316
                              Massachusetts Health & Educational Authority Rev. (University of
                              Massachusetts), "A", FGIC, 5.625%, 2010(++)                                 2,170,000       2,420,874
                              Massachusetts Health & Educational Facilities Authority Rev. (Boston
                              College), "K", 5.25%, 2023                                                  4,350,000       4,369,053
                              Massachusetts Health & Educational Facilities Authority Rev. (Simmons
                              College), "D", AMBAC, 6.05%, 2010(++)                                       1,745,000       1,980,610
                              Massachusetts Health & Educational Facilities Authority Rev. (Simmons
                              College), "F", FGIC, 5%, 2023                                                 500,000         530,390
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts Worcester Campus), "B", FGIC,
                              5.125%, 2019                                                                1,780,000       1,905,259
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts), "A", FGIC, 5.75%, 2010(++)                   2,395,000       2,685,561
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts), "A", FGIC, 5.85%, 2010(++)                   1,200,000       1,351,068
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts), "C", MBIA, 5.25%, 2031                       3,000,000       3,204,030
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (University of Massachusetts), "D", FGIC, 5%, 2029                          1,500,000       1,579,875
                              Massachusetts Health & Educational Facilities Authority Rev.
                              (Wellesley College), "H", 5%, 2033                                          1,000,000       1,039,590
                              Massachusetts Health & Educational Facilities Authority Rev. (Wheelock
                              College), "B", MBIA, 5.5%, 2021                                             3,275,000       3,553,703
                              Massachusetts Health & Educational Facilities Authority Rev. (Williams
                              College), "H", 5%, 2028                                                     1,000,000       1,047,610
                              Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                              "C", MBIA, 0%, 2009                                                         1,000,000         867,340
                              Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                              "C", MBIA, 0%, 2010                                                         1,000,000         827,970
                              Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                              "C", MBIA, 0%, 2011                                                           500,000         395,350
                              Massachusetts State College Building Authority Project Rev., "A",
                              XLCA, 5%, 2043                                                              2,110,000       2,172,899
                                                                                                                       ------------
                                                                                                                       $ 46,780,289
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary      Massachusetts Development Finance Agency Rev. (Deerfield Academy),
Schools - 4.8%                "A", 5%, 2028                                                            $  1,000,000    $  1,046,370
                              Massachusetts Development Finance Agency Rev. (Williston Northampton
                              School), XLCA, 5%, 2025                                                       750,000         790,395
                              Massachusetts Development Finance Agency Rev. (Williston Northampton
                              School), 6.5%, 2008(++)                                                     1,300,000       1,446,978
                              Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
                              School), 5.55%, 2019                                                        1,000,000       1,055,820
                              Massachusetts Development Finance Agency Rev. (Xaverian Brothers High
                              School), 5.65%, 2029                                                        1,000,000       1,043,000
                              Massachusetts Development Finance Agency Rev., Middlesex School
                              Education Project, 5.125%, 2023                                               500,000         534,985
                              Massachusetts Industrial Finance Agency Rev. (Belmont Hill School),
                              5.625%, 2020                                                                1,150,000       1,219,115
                              Massachusetts Industrial Finance Agency Rev. (Concord Academy),
                              5.5%, 2027                                                                  2,000,000       2,076,140
                              Massachusetts Industrial Finance Agency Rev. (Dana Hall School),
                              5.9%, 2007(++)                                                              1,340,000       1,430,262
                              Massachusetts Industrial Finance Agency Rev. (Tabor Academy),
                              5.4%, 2018                                                                  1,000,000       1,051,390
                                                                                                                       ------------
                                                                                                                       $ 11,694,455
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal         Massachusetts Development Finance Agency Rev. (Devens Electric
Owned - 0.3%                  Systems), 5.625%, 2016                                                   $    725,000    $    778,251
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 6.1%                Massachusetts State Water Authority General, "A", MBIA, 5%, 2028         $    800,000    $    847,616
                              Massachusetts State Water Pollution Abatement Trust, (Pool Program
                              Bonds), "10", 5%, 2029                                                      1,000,000       1,052,380
                              Massachusetts State Water Pollution Abatement Trust, MWRA Program,
                              "A", 5%, 2032                                                               1,510,000       1,567,305
                              Massachusetts State Water Resources Authority, "B", MBIA, 5%, 2035          1,000,000       1,050,080
                              Massachusetts Water Pollution Abatement Trust (Pool Program Bonds),
                              "10", 5%, 2034                                                              1,000,000       1,042,670
                              Massachusetts Water Pollution Abatement Trust, Series "5",
                              5.75%, 2009(++)                                                               975,000       1,074,216
                              Massachusetts Water Pollution Abatement Trust, Unrefunded Balance,
                              Series "5", 5.75%, 2017                                                        25,000          27,186
                              Massachusetts Water Resources Authority, "A", FGIC, 6%, 2010(++)            1,000,000       1,121,760
                              Massachusetts Water Resources Authority, General, "J", FSA, 5%, 2023          500,000         525,910
                              Massachusetts Water Resources Authority, RITES, FGIC, 9.872%, 2019+(+)      4,010,000       5,720,506
                              Springfield, MA, Street & Sewer Commission, General, "A",
                              AMBAC, 5%, 2021                                                             1,000,000       1,063,500
                                                                                                                       ------------
                                                                                                                       $ 15,093,129
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $222,568,196)                                                                  $239,534,704
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.5%
--------------------------------------------------------------------------------
                              Bell County, TX, Health Facilities Development Corp. Rev. (Scott &
                              White Memorial Hospital), 2.81%, due 10/03/05                            $    200,000    $    200,000
                              Chicago, IL, Midway Airport Rev., Second Lien, "B", 2.87%,
                              due 10/03/05                                                                1,000,000       1,000,000
                              Georgia Municipal Electric Authority, 2.68%, due 10/05/05                     600,000         600,000
                              Illinois Health Facilities Authority Rev. (University of Chicago
                              Hospital), 2.81%, due 10/03/05                                                600,000         600,000
                              Massachusetts Water Resources Authority, 2.75%, due 10/05/05                  100,000         100,000
                              New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                              "C", 2.8%, due 10/03/05                                                       150,000         150,000
                              Sublette County, WY, Pollution Control Rev. (Exxon Mobil Corp.),
                              2.79%, due 10/03/05                                                           900,000         900,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  3,550,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $226,118,196)(S)                                                                   $243,084,704
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.1%                                                                                     2,819,089
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $245,903,793
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps

                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $5,000,000               Fixed - 3 Year               Floating - 7 Day            $ 52,220
                                                           BMA Swap Index (2.795%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/01/15                USD            2,000,000               Fixed - 10 Year             Floating - 3 Month             62,252
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/09/15                USD            5,000,000               Fixed - 10 Year             Floating - 3 Month            110,541
                                                             LIBOR Swap (4.529%)            LIBOR Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/06/17                USD            2,000,000               Fixed - 12 Year              Floating - 7 Day               1,949
                                                           BMA Swap Index (3.803%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/12/15                USD            3,000,000               Fixed - 10 Year              Floating - 7 Day              (9,518)
                                                           BMA Swap Index (3.765%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
12/07/17                USD            3,000,000               Fixed - 12 Year              Floating - 7 Day              12,841
                                                           BMA Swap Index (3.761%)           BMA Swap Index
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $230,285
-----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA       -- Bond Market Assn.
COP       -- Certificate of Participation
ETM       -- Escrowed to Maturity
LIBOR     -- London Interbank Offered Rate
LOC       -- Letter of Credit

Insurers                                                               Inverse Floaters
-----------------------------------------------------------------------------------------------------------------------------
AMBAC     -- AMBAC Indemnity Corp.                                      LEVRRS     -- Leveraged Reverse Rate Securities
ASST GTY  -- Asset Guaranty Insurance Co.                               RIBS       -- Residual Interest Bonds
CHFC      -- California Health Facilities Construction Program          RITES      -- Residual Interest Tax-Exempt Security
CIFG      -- CDS IXIS Financial Guaranty                                ROLS       -- Residual Options Longs
FGIC      -- Financial Guaranty Insurance Co.
FHA       -- Federal Housing Administration
FNMA      -- Federal National Mortgage Assn.
FSA       -- Financial Security Assurance, Inc.
GNMA      -- Government National Mortgage Assn.
MBIA      -- MBIA Insurance Corp.
XLCA      -- XL Capital Insurance Co.

Portfolio Footnotes:

 (S) As of September 30, 2005 the Massachusetts Municipal Bond Fund had one security representing $0 that was fair valued in accordance with the policies adopted by the Board of Trustees.
  ** Non income producing security - in default.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.
   + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                                                                                CURRENT    TOTAL %
                                                                                ACQUISITION   ACQUISITION        MARKET     OF NET
FUND              SECURITY                                                             DATE          COST         VALUE     ASSETS

Alabama           Birmingham, AL, Multi-Family Housing Rev., "C" (Beaconview        7/19/00    $  395,000   $    39,500
Fund              Apartments), 8%, 2030
                  Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2013             5/20/99       536,360       579,540
                  Guam Power Authority Rev., RITES, AMBAC, 7.031%, 2018             5/20/99     4,376,790     4,907,520
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  8.081%, 2017                                                      1/06/00       469,080       582,290
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013      9/30/99       509,110       618,510
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016      3/31/99       569,030       631,280
                                                                                                            -----------        ----
                                                                                                            $ 7,358,640        8.0%
-----------------------------------------------------------------------------------------------------------------------------------
Arkansas          Commonwealth of Puerto Rico, Infrastructure, RITES, ETM,         10/05/00    $1,282,225   $ 1,494,950
Fund              8.061%, 2019
                  Commonwealth of Puerto Rico, RITES, MBIA, 8.561%, 2020            3/30/00     3,067,320     3,617,520
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  8.081%, 2017                                                      1/06/00       689,548       855,966
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  8.081%, 2018                                                      1/06/00     3,006,835     3,777,605
                                                                                                            -----------        ----
                                                                                                            $ 9,746,041        7.0%
-----------------------------------------------------------------------------------------------------------------------------------
California        California Statewide Communities Development Authority           11/23/99    $1,735,000   $ 1,959,041
Fund              (Prides Industries), 7.125%, 2016
                  Commonwealth of Puerto Rico, ROLS, Series II R 124B, XLCA,
                  8.463%, 2017                                                     10/22/01     1,816,140     1,921,110
                  Commonwealth of Puerto Rico, ROLS, Series II R 184C, FGIC,
                  8.553%, 2016                                                      8/05/02     4,269,738     4,243,800
                  Los Angeles, CA, RITES, 7.521%, 2014                              7/20/99     5,672,548     6,692,147
                  Los Angeles, CA, Union School District, RITES, FSA,
                  7.521%, 2011                                                      3/04/03     5,808,100     5,838,100
                  State of California, RITES, "B", 8.502%, 2017                     1/03/00     1,230,275     1,528,325
                  Southern California Metropolitan Water District Rev., RITES,
                  8.531%, 2013                                                      5/07/01     5,819,300     6,589,100
                  University of California Rev., RITES, MBIA, 7.271%, 2016          5/21/99     5,783,273     6,258,271
                                                                                                            -----------        ----
                                                                                                            $35,029,894        9.0%
-----------------------------------------------------------------------------------------------------------------------------------

Florida           Commonwealth of Puerto Rico, Highway & Transportation, ROLS,      4/25/03    $3,282,600   $ 3,280,300
Fund              Railroad II R 227 1, MBIA, 8.553%, 2020
                  Commonwealth of Puerto Rico, RITES, MBIA, 8.561%, 2019            3/30/00     1,030,240     1,205,840
                  Madison County, FL, Rev. (Twin Oaks Project), "A", 6%, 2025       7/13/05       147,428       147,768
                  State of Florida, RITES, 7.012%, 2017                             4/09/99     3,042,840     3,365,220
                                                                                                            -----------        ----
                                                                                                            $ 7,999,128        9.2%
-----------------------------------------------------------------------------------------------------------------------------------
Georgia           Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,                4/20/99    $4,668,400   $ 5,110,880
Fund              8.002%, 2016
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  9.088%, 2016                                                      1/06/00       519,760       603,080
                                                                                                            -----------        ----
                                                                                                            $ 5,713,960        8.7%
-----------------------------------------------------------------------------------------------------------------------------------
Maryland          Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2015             5/20/99    $1,760,909   $ 1,931,597
Fund              Puerto Rico Electric Power Authority Rev., RITES, FSA,
                  7.512%, 2015                                                      9/16/99     1,367,100     1,549,632
                  Puerto Rico Municipal Finance Agency, RITES, FSA,
                  8.081%, 2018                                                      1/06/00       905,080     1,160,840
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013      9/30/99       509,110       618,510
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016      3/31/99     1,729,851     1,919,091
                                                                                                            -----------        ----
                                                                                                            $ 7,179,670        4.8%
-----------------------------------------------------------------------------------------------------------------------------------
Massachusetts     Dudley-Charlton, MA, Regional School District, RITES, FGIC,       5/05/99    $1,501,582   $ 1,685,693
Fund              7.521%, 2015
                  Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                  7.521%, 2016                                                      5/05/99     1,558,414     1,780,808
                  Dudley-Charlton, MA, Regional School District, RITES, FGIC,
                  7.521%, 2018                                                      5/05/99     1,687,884     1,971,305
                  Massachusetts Bay Transportation Authority, RITES,
                  9.334%, 2016                                                      4/19/00     5,484,534     6,439,833
                  Massachusetts Water Resources Authority, RITES, FGIC,
                  9.872%, 2019                                                      3/16/00     4,742,707     5,720,506
                  Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016      3/31/99     2,845,150     3,156,400
                                                                                                            -----------        ----
                                                                                                            $20,754,545        8.4%
-----------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                            ALABAMA                ARKANSAS              CALIFORNIA                 FLORIDA
At 9/30/05                                     FUND                    FUND                    FUND                    FUND
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                       $85,362,259            $129,229,285            $359,717,747             $81,883,966
  Unrealized appreciation
    (depreciation)                        5,652,753               9,484,326              25,577,923               4,915,986
---------------------------------------------------------------------------------------------------------------------------
Total investments, at value             $91,015,012            $138,713,611            $385,295,670             $86,799,952
Cash                                          5,792                  62,759                  48,434                  33,093
Receivable for investments sold             130,000                   4,570                      --                 155,292
Receivable for fund shares sold               5,406                  23,960                 771,086                  85,689
Interest receivable                       1,338,402               1,965,766               4,924,743               1,557,494
Receivable from broker for closed
swap                                         79,500                 119,250                      --                      --
Unrealized appreciation on
interest rate swaps                          25,546                 213,584                 114,959                 110,652
Other assets                                    553                      --                   1,780                     679
---------------------------------------------------------------------------------------------------------------------------
Total assets                            $92,600,211            $141,103,500            $391,156,672             $88,742,851
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Distributions payable                      $135,848                $225,280                $659,816                $168,385
Payable for investments purchased                --               1,000,583                      --               1,026,812
Payable for fund shares
reacquired                                  283,928                 263,770               1,300,176                 303,334
Unrealized depreciation on
interest rate swaps                           5,657                   6,987                  64,753                   4,658
Payable to affiliates -
  Management fee                                758                   1,147                   3,194                     721
  Shareholder servicing costs                14,040                  17,016                  44,993                  11,272
  Distribution and service fees                 927                   4,068                  19,449                     428
  Administrative services fee                    57                      61                     125                      49
Accrued expenses and other
liabilities                                  45,877                  55,216                  90,888                  52,101
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                          $487,092              $1,574,128              $2,183,394              $1,567,760
---------------------------------------------------------------------------------------------------------------------------
Net assets                              $92,113,119            $139,529,372            $388,973,278             $87,175,091
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                         $86,597,072            $130,854,149            $365,006,448             $83,131,915
Unrealized appreciation
(depreciation) on investments             5,672,642               9,690,923              25,628,129               5,021,980
Accumulated net realized gain
(loss) on investments                         6,446              (1,052,063)               (902,132)               (873,529)
Accumulated undistributed
(distributions in excess of) net
investment income                          (163,041)                 36,363                (759,167)               (105,275)
---------------------------------------------------------------------------------------------------------------------------
Net assets                              $92,113,119            $139,529,372            $388,973,278             $87,175,091
---------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
                                            ALABAMA                ARKANSAS              CALIFORNIA                 FLORIDA
                                               FUND                    FUND                    FUND                    FUND
Net assets
Class A                                 $77,749,986            $128,604,815            $292,588,395             $69,599,389
Class B                                  14,363,133              10,924,557              63,553,514              17,575,702
Class C                                          --                      --              32,831,369                      --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                        $92,113,119            $139,529,372            $388,973,278             $87,175,091
---------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                   7,328,882              12,633,658              49,324,412               6,854,862
Class B                                   1,353,970               1,072,043              10,709,364               1,731,071
Class C                                          --                      --               5,516,137                      --
---------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                      8,682,852              13,705,701              65,549,913               8,585,933
---------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial
interest outstanding)                        $10.61                  $10.18                   $5.93                  $10.15
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value per
share)                                       $11.14                  $10.69                   $6.23                  $10.66
---------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                        $10.61                  $10.19                   $5.93                  $10.15
---------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                           $--                     $--                   $5.95                     $--
---------------------------------------------------------------------------------------------------------------------------
On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities (unaudited) - continued

                                                         GEORGIA                MARYLAND            MASSACHUSETTS
At 9/30/05                                                  FUND                    FUND                     FUND
ASSETS
-----------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                                    $60,313,717            $136,755,609             $226,118,196
  Unrealized appreciation (depreciation)               4,609,146               9,798,411               16,966,508
-----------------------------------------------------------------------------------------------------------------
Total investments, at value                          $64,922,863            $146,554,020             $243,084,704
Cash                                                      62,381                  66,724                   25,558
Receivable for investments sold                               --                  90,075                  591,453
Receivable for fund shares sold                           46,896                  78,269                   83,593
Interest receivable                                    1,122,756               1,983,699                3,653,416
Receivable from broker for closed swap                    39,750                      --                   53,400
Unrealized appreciation on interest rate swaps            96,904                 109,132                  251,449
Other assets                                                 472                     974                    1,672
-----------------------------------------------------------------------------------------------------------------
Total assets                                         $66,292,022            $148,882,893             $247,745,245
-----------------------------------------------------------------------------------------------------------------
LIABILITIES
-----------------------------------------------------------------------------------------------------------------
Distributions payable                                    $81,070                $240,641                 $416,821
Payable for investments purchased                             --                      --                  854,727
Payable for fund shares reacquired                       108,295                  80,249                  448,445
Unrealized depreciation on interest rate swaps             2,329                   6,987                   21,164
Payable to affiliates -
  Management fee                                             542                   1,219                    2,023
  Shareholder servicing costs                             10,101                  20,707                   23,650
  Distribution and service fees                              693                   1,831                    3,060
  Administrative services fee                                 42                      65                       89
Accrued expenses and other liabilities                    46,984                  64,611                   71,473
-----------------------------------------------------------------------------------------------------------------
Total liabilities                                       $250,056                $416,310               $1,841,452
-----------------------------------------------------------------------------------------------------------------
Net assets                                           $66,041,966            $148,466,583             $245,903,793
-----------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-----------------------------------------------------------------------------------------------------------------
Paid-in capital                                      $61,830,676            $139,064,690             $228,319,811
Unrealized appreciation (depreciation) on
investments                                            4,703,721               9,900,556               17,196,793
Accumulated net realized gain (loss) on
investments                                             (302,711)               (154,497)                 889,470
Accumulated distributions in excess of net
investment income                                       (189,720)               (344,166)                (502,281)
-----------------------------------------------------------------------------------------------------------------
Net assets                                           $66,041,966            $148,466,583             $245,903,793
-----------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                                         GEORGIA                MARYLAND            MASSACHUSETTS
                                                            FUND                    FUND                     FUND
Net assets
Class A                                              $54,375,917            $125,496,275             $206,615,583
Class B                                               11,666,049              22,970,308               39,288,210
-----------------------------------------------------------------------------------------------------------------
Total net assets                                     $66,041,966            $148,466,583             $245,903,793
-----------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                                4,948,985              10,919,066               18,133,384
Class B                                                1,060,753               1,999,663                3,442,655
-----------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest
outstanding                                            6,009,738              12,918,729               21,576,039
-----------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial interest
outstanding)                                              $10.99                  $11.49                   $11.39
-----------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net
asset value per share)                                    $11.54                  $12.06                   $11.96
-----------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering price per share
(net assets/shares of beneficial interest
outstanding)                                              $11.00                  $11.49                   $11.41
-----------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  STATEMENT OF OPERATIONS (unaudited)

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                             ALABAMA                 ARKANSAS               CALIFORNIA                FLORIDA
                                                FUND                     FUND                     FUND                   FUND
For six months ended 9/30/05

NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                  $2,417,858               $3,543,123              $10,561,655             $2,224,662
-----------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                            $256,151                 $384,964               $1,091,830               $241,472
  Distribution and service fees              172,006                  113,559                  602,427                 69,112
  Shareholder servicing costs                 76,837                  100,331                  290,470                 66,617
  Administrative services fee                  8,850                   12,038                   29,585                  8,484
  Trustees" compensation                       2,326                    3,394                    7,110                  2,226
  Custodian fee                               18,112                   24,244                   81,239                 20,717
  Printing                                     2,066                    7,267                   22,289                  3,260
  Postage                                      1,756                    3,547                      408                  1,466
  Auditing fees                               22,452                   22,452                   23,540                 22,451
  Legal fees                                   4,298                    3,185                   15,410                  1,900
  Shareholder solicitation expenses            1,167                    1,561                    2,411                  1,256
  Miscellaneous                               10,244                   20,431                   13,843                 25,527
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                              $576,265                 $696,973               $2,180,562               $464,488
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                        (2,935)                  (6,878)                 (22,450)                (3,327)
  Reduction of expenses by
  investment adviser                        (116,660)                (175,319)                (497,288)              (110,006)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                $456,670                 $514,776               $1,660,824               $351,155
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $1,961,188               $3,028,347               $8,900,831             $1,873,507
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                    $85,784                 $135,317              $(1,931,140)              $285,903
  Swap transactions                          (33,429)                (201,116)                 536,362                (93,654)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                  $52,355                 $(65,799)             $(1,394,778)              $192,249
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                              $(135,587)                $163,278               $4,820,472               $320,989
  Swap transactions                          (56,349)                  74,097                   60,564                  3,632
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                                $(191,936)                $237,375               $4,881,036               $324,621
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                      $(139,581)                $171,576               $3,486,258               $516,870
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $1,821,607               $3,199,923              $12,387,089             $2,390,377
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations (unaudited) - continued
                                                          GEORGIA                 MARYLAND            MASSACHUSETTS
                                                             FUND                     FUND                     FUND
For six months ended 9/30/05
NET INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------------------
Interest                                               $1,713,186               $3,943,678               $6,420,242
--------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                                         $183,154                 $413,701                 $694,648
  Distribution and service fees                           128,995                  343,426                  572,549
  Shareholder servicing costs                              50,909                  122,505                  182,345
  Administrative services fee                               7,039                   12,758                   19,720
  Trustees" compensation                                    2,378                    4,207                    6,576
  Custodian fee                                            12,593                   32,672                   54,089
  Printing                                                  3,494                   10,843                    9,917
  Postage                                                   1,405                      659                    1,916
  Auditing fees                                            23,467                   23,485                   22,452
  Legal fees                                                1,645                    5,479                    4,321
  Shareholder solicitation expenses                         1,105                    2,099                    2,693
  Miscellaneous                                            17,842                   14,125                   17,837
--------------------------------------------------------------------------------------------------------------------
Total expenses                                           $434,026                 $985,959               $1,589,063
--------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                     (2,021)                  (4,640)                  (9,580)
  Reduction of expenses by investment adviser             (83,562)                (188,418)                (316,381)
--------------------------------------------------------------------------------------------------------------------
Net expenses                                             $348,443                 $792,901               $1,263,102
--------------------------------------------------------------------------------------------------------------------
Net investment income                                  $1,364,743               $3,150,777               $5,157,140
--------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
--------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                                 $12,765                 $227,687               $1,088,071
  Swap transactions                                      (142,334)                 (94,372)                 119,651
--------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                 $(129,569)                $133,315               $1,207,722
--------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                             $93,340                $(199,513)                $554,347
  Swap transactions                                        29,500                   73,030                  104,279
--------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                $122,840                $(126,483)                $658,626
--------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on
investments                                               $(6,729)                  $6,832               $1,866,348
--------------------------------------------------------------------------------------------------------------------
Change in net assets from operations                   $1,358,014               $3,157,609               $7,023,488
--------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  STATEMENT OF CHANGES IN NET ASSETS (unaudited)

The statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                             ALABAMA               ARKANSAS             CALIFORNIA                FLORIDA
                                                FUND                   FUND                   FUND                   FUND
For the six months ended 9/30/05

CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                     $1,961,188             $3,028,347             $8,900,831             $1,873,507
Net realized gain (loss) on
investments                                   52,355                (65,799)            (1,394,778)               192,249
Net unrealized gain (loss) on
investments                                 (191,936)               237,375              4,881,036                324,621
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $1,821,607             $3,199,923            $12,387,089             $2,390,377
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                $(1,694,178)           $(2,814,991)           $(6,972,114)           $(1,544,634)
  Class B                                   (265,056)              (203,921)            (1,336,214)              (336,129)
  Class C                                         --                     --               (636,090)                    --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(1,959,234)           $(3,018,912)           $(8,944,418)           $(1,880,763)
-------------------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares          $2,637,905             $6,805,681            $17,528,485             $6,268,675
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           1,132,660              1,707,196              4,860,132                864,200
Cost of shares reacquired                 (4,137,363)            (7,498,994)           (34,492,898)            (7,931,473)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                         $(366,798)            $1,013,883           $(12,104,281)             $(798,598)
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets                 $(504,425)            $1,194,894            $(8,661,610)             $(288,984)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                    92,617,544            138,334,478            397,634,888             87,464,075
At end of period                         $92,113,119           $139,529,372           $388,973,278            $87,175,091
-------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net
assets at end of period                    $(163,041)               $36,363              $(759,167)             $(105,275)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets (unaudited) - continued
                                                          GEORGIA               MARYLAND          MASSACHUSETTS
                                                             FUND                   FUND                   FUND
For six months ended 9/30/05

CHANGE IN NET ASSETS
FROM OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                  $1,364,743             $3,150,777             $5,157,140
Net realized gain (loss) on investments                  (129,569)               133,315              1,207,722
Net unrealized gain (loss) on investments                 122,840               (126,483)               658,626
----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                   $1,358,014             $3,157,609             $7,023,488
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                             $(1,157,307)           $(2,711,620)           $(4,435,618)
  Class B                                                (214,149)              (451,681)              (709,267)
----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(1,371,456)           $(3,163,301)           $(5,144,885)
----------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                       $3,023,164             $4,978,395            $11,587,496
Net asset value of shares issued to
shareholders in reinvestment
of distributions                                          877,669              1,702,580              2,512,154
Cost of shares reacquired                              (4,314,924)            (8,185,000)           (20,943,246)
----------------------------------------------------------------------------------------------------------------
Change in net assets from fund share
transactions                                            $(414,091)           $(1,504,025)           $(6,843,596)
----------------------------------------------------------------------------------------------------------------
Total change in net assets                              $(427,533)           $(1,509,717)           $(4,964,993)
----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
At beginning of period                                 66,469,499            149,976,300            250,868,786
At end of period                                      $66,041,966           $148,466,583           $245,903,793
----------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income included in net assets at
end of period                                           $(189,720)             $(344,166)             $(502,281)
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued
                                             ALABAMA               ARKANSAS             CALIFORNIA                FLORIDA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/05
CHANGE IN NET ASSETS
OPERATIONS
--------------------------------------------------------------------------------------------------------------------------
Net investment income                     $4,102,325             $6,200,096            $19,346,992             $4,062,571
Net realized gain (loss) on
investments                                  319,870                (22,285)             2,695,657                541,384
Net unrealized gain (loss) on
investments                               (2,318,426)            (3,569,522)           (10,450,536)            (2,131,974)
--------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $2,103,769             $2,608,289            $11,592,113             $2,471,981
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                $(3,487,315)           $(5,765,824)          $(14,446,017)           $(3,284,555)
  Class B                                   (604,659)              (425,966)            (3,065,257)              (773,814)
  Class C                                         --                     --             (1,327,738)                    --
From net realized gain on investments
  Class A                                   (270,143)                    --                     --                     --
  Class B                                    (56,021)                    --                     --                     --
--------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(4,418,138)           $(6,191,790)          $(18,839,012)           $(4,058,369)
--------------------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
--------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares          $8,259,350            $11,546,464            $27,789,022            $11,762,373
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,840,711              4,099,667             11,063,366              2,029,002
Cost of shares reacquired                (14,211,009)           (25,615,407)           (69,550,092)           (26,207,969)
--------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(3,110,948)           $(9,969,276)          $(30,697,704)          $(12,416,594)
--------------------------------------------------------------------------------------------------------------------------
Redemptions fees                                 $--                    $91                 $1,866                    $--
--------------------------------------------------------------------------------------------------------------------------
Total change in net assets               $(5,425,317)          $(13,552,686)          $(37,942,737)          $(14,002,982)
--------------------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------------------
At beginning of period                    98,042,861            151,887,164            435,577,625            101,467,057
At end of period                         $92,617,544           $138,334,478           $397,634,888            $87,464,075
--------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed
(distributions in excess of) net
investment income included in net
assets at end of period                    $(164,995)               $26,928              $(715,580)              $(98,019)
--------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued
                                                          GEORGIA               MARYLAND          MASSACHUSETTS
                                                             FUND                   FUND                   FUND
For year ended 3/31/05
CHANGE IN NET ASSETS
OPERATIONS
----------------------------------------------------------------------------------------------------------------
Net investment income                                  $2,859,534             $6,874,073            $11,220,830
Net realized gain (loss) on investments                   137,158                784,552                579,740
Net unrealized gain (loss) on investments              (1,655,497)            (4,370,095)            (5,718,727)
----------------------------------------------------------------------------------------------------------------
Change in net assets from operations                   $1,341,195             $3,288,530             $6,081,843
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                             $(2,302,371)           $(5,719,390)           $(9,525,974)
  Class B                                                (538,120)            (1,103,829)            (1,614,570)
From net realized gain on investments
  Class A                                                      --                (49,124)                    --
  Class B                                                      --                (11,124)                    --
----------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders          $(2,840,491)           $(6,883,467)          $(11,140,544)
----------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
----------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares                       $4,007,035             $7,869,461            $15,147,404
Net asset value of shares issued to
shareholders in reinvestment
of distributions                                        1,956,777              4,346,146              5,925,507
Cost of shares reacquired                             (10,413,486)           (28,541,821)           (36,322,806)
----------------------------------------------------------------------------------------------------------------
Change in net assets from fund share
transactions                                          $(4,449,674)          $(16,326,214)          $(15,249,895)
----------------------------------------------------------------------------------------------------------------
Redemption fees                                               $61                    $--                   $926
----------------------------------------------------------------------------------------------------------------
Total change in net assets                            $(5,948,909)          $(19,921,151)          $(20,307,670)
----------------------------------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------------------------------
At beginning of period                                 72,418,408            169,897,451            271,176,456
At end of period                                      $66,469,499           $149,976,300           $250,868,786
----------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net
investment income included in net assets at
end of period                                           $(183,007)             $(331,642)             $(514,536)
----------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS     FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                                  SIX MONTHS                                     YEARS ENDED 3/31
                                     ENDED          -------------------------------------------------------------------------
                                    9/30/05           2005              2004             2003             2002           2001
CLASS A                           (UNAUDITED)
Net asset value, beginning
of period                          $10.62           $10.88           $10.82           $10.31           $10.53           $10.00
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income               $0.23            $0.48            $0.48            $0.48            $0.51            $0.54

Net realized and unrealized
gain (loss) on investments          (0.01)           (0.22)            0.06             0.54            (0.19)            0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.22            $0.26            $0.54            $1.02            $0.32            $1.07
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income         $(0.23)          $(0.48)          $(0.48)          $(0.50)          $(0.54)          $(0.54)
From net realized gain on
investments                            --            (0.04)              --            (0.01)              --               --
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.23)          $(0.52)          $(0.48)          $(0.51)          $(0.54)          $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                             $10.61           $10.62           $10.88           $10.82           $10.31           $10.53
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***              2.09++           2.40             5.11            10.06             3.05            11.00
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.12+            1.09             1.09             1.08             1.08             1.06
Expenses after expense
reductions##                         0.87+            0.84             0.88             0.88             0.88             0.86
Net investment income(S)             4.33+            4.46             4.38             4.49             4.87             5.25
Portfolio turnover                      2               17               10               21               20               17
Net assets at end of period
(000 Omitted)                     $77,750          $77,499          $80,704          $84,474          $83,146          $81,615
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $10.62            $10.88            $10.82            $10.31            $10.53            $10.00
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.19             $0.40             $0.39             $0.40             $0.43             $0.46
Net realized and
unrealized gain (loss)
on investments                 (0.01)            (0.23)             0.07              0.54             (0.19)             0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.18             $0.17             $0.46             $0.94             $0.24             $0.99
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.19)           $(0.39)           $(0.40)           $(0.42)           $(0.46)           $(0.46)
From net realized gain
on investments                    --             (0.04)               --             (0.01)               --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.19)           $(0.43)           $(0.40)           $(0.43)           $(0.46)           $(0.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.61            $10.62            $10.88            $10.82            $10.31            $10.53
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         1.71++            1.63              4.32              9.14              2.38             10.17
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.87+             1.84              1.83              1.83              1.83              1.81
Expenses after expense
reductions##                    1.62+             1.59              1.63              1.63              1.63              1.61
Net investment income(S)        3.58+             3.71              3.63              3.74              4.09              4.50
Portfolio turnover                 2                17                10                21                20                17
Net assets at end of
period (000 Omitted)         $14,363           $15,118           $17,339           $16,163           $13,579           $12,531
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $10.17            $10.41            $10.40             $9.97            $10.08             $9.61
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.45             $0.45             $0.47             $0.51             $0.51

Net realized and
unrealized gain (loss)
on investments                  0.01             (0.23)             0.01              0.46             (0.11)             0.47
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.23             $0.22             $0.46             $0.93             $0.40             $0.98
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
From net investment
income                        $(0.22)           $(0.46)           $(0.45)           $(0.50)           $(0.51)           $(0.51)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.18            $10.17            $10.41            $10.40             $9.97            $10.08
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.31++            2.14              4.53              9.51              4.06             10.45
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    0.93+             0.90              0.92              0.93              0.92              0.90
Expenses after expense
reductions##                    0.68+             0.65              0.72              0.73              0.72              0.70
Net investment
income(S)                       4.39+             4.47              4.31              4.59              5.05              5.25
Portfolio turnover                 5                13                19                15                15                12
Net assets at end of
period (000 Omitted)        $128,605          $127,075          $139,333          $134,521          $119,328          $113,928
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND - CONTINUED

                              SIX MONTHS                                       YEARS ENDED 3/31
                                 ENDED          -----------------------------------------------------------------------------
                                9/30/05            2005=             2004              2003              2002            2001
CLASS B                       (UNAUDITED)
Net asset value,
beginning of period           $10.18            $10.42            $10.41             $9.98            $10.09             $9.62
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.19             $0.38             $0.37             $0.39             $0.43             $0.44
Net realized and
unrealized gain (loss)
on investments                  0.01             (0.24)             0.01              0.46             (0.11)             0.46
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.20             $0.14             $0.38             $0.85             $0.32             $0.90
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.19)           $(0.38)           $(0.37)           $(0.42)           $(0.43)           $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.19            $10.18            $10.42            $10.41             $9.98            $10.09
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         1.93++            1.37              3.68              8.62              3.24              9.59
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.71+             1.66              1.73              1.74              1.70              1.67
Expenses after expense
reductions##                    1.46+             1.41              1.53              1.54              1.50              1.47
Net investment income(S)        3.62+             3.71              3.50              3.77              4.26              4.49
Portfolio turnover                 5                13                19                15                15                12
Net assets at end of
period (000 Omitted)         $10,925           $11,259           $12,554           $12,049            $8,700            $9,822
-------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period            $5.88             $5.98             $5.96             $5.70             $5.81             $5.52
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.14             $0.29             $0.28             $0.28             $0.28             $0.28
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.11)             0.02              0.27             (0.10)             0.30
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.19             $0.18             $0.30             $0.55             $0.18             $0.58
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.14)           $(0.28)           $(0.28)           $(0.29)           $(0.29)           $(0.29)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $5.93             $5.88             $5.98             $5.96             $5.70             $5.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         3.25++            3.14              5.22              9.79              3.11             10.78
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    0.89+             0.86              0.87              0.87              0.87              0.87
Expenses after expense
reductions##                    0.64+             0.61              0.67              0.67              0.67              0.62
Net investment
income(S)                       4.69+             4.91              4.71              4.73              4.87              5.08
Portfolio turnover                 4                12                 8                22                12                21
Net assets at end of
period (000 Omitted)        $292,588          $295,332          $314,108          $333,350          $305,699          $293,137
------------------------------------------------------------------------------------------------------------------------------

                              SIX MONTHS                                       YEARS ENDED 3/31
                                 ENDED          -----------------------------------------------------------------------------
                                9/30/05            2005=             2004              2003              2002            2001
CLASS B                       (UNAUDITED)
Net asset value,
beginning of period            $5.88             $5.98             $5.96             $5.70             $5.81             $5.52
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.12             $0.25             $0.23             $0.23             $0.24             $0.24
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.11)             0.03              0.27             (0.11)             0.30
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.17             $0.14             $0.26             $0.50             $0.13             $0.54
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.12)           $(0.24)           $(0.24)           $(0.24)           $(0.24)           $(0.25)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $5.93             $5.88             $5.98             $5.96             $5.70             $5.81
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.87++            2.38              4.38              8.93              2.30              9.93
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.65+             1.59              1.67              1.66              1.65              1.64
Expenses after expense
reductions##                    1.40+             1.34              1.47              1.46              1.45              1.39
Net investment income(S)        3.94+             4.17              3.91              3.94              4.09              4.31
Portfolio turnover                 4                12                 8                22                12                21
Net assets at end of
period (000 Omitted)         $63,554           $69,142           $85,106           $98,888           $84,123           $80,473
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS C                      (UNAUDITED)
Net asset value,
beginning of period            $5.90             $6.00             $5.98             $5.72             $5.83             $5.53
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.11             $0.24             $0.23             $0.23             $0.23             $0.23
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.11)             0.02              0.27             (0.10)             0.31
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.16             $0.13             $0.25             $0.50             $0.13             $0.54
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.11)           $(0.23)           $(0.23)           $(0.24)           $(0.24)           $(0.24)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $5.95             $5.90             $6.00             $5.98             $5.72             $5.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.78++            2.22              4.27              8.78              2.17              9.97
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.79+             1.76              1.77              1.77              1.77              1.77
Expenses after expense
reductions##                    1.54+             1.51              1.56              1.57              1.57              1.52
Net investment
income(S)                       3.79+             4.01              3.81              3.83              3.97              4.21
Portfolio turnover                 4                12                 8                22                12                21
Net assets at end of
period (000 Omitted)         $32,831           $33,162           $36,363           $40,804           $35,022           $33,056
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED           -----------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $10.09            $10.24            $10.19             $9.78             $9.95             $9.47
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.23             $0.47             $0.47             $0.48             $0.50             $0.50
Net realized and
unrealized gain (loss)
on investments                  0.06             (0.15)             0.05              0.44             (0.16)             0.49
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.29             $0.32             $0.52             $0.92             $0.34             $0.99
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.23)           $(0.47)           $(0.47)           $(0.51)           $(0.51)           $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.15            $10.09            $10.24            $10.19             $9.78             $9.95
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.85++            3.25              5.20              9.40              3.52             10.72
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    0.90+             0.82              0.85              0.82              0.83              0.83
Expenses after expense
reductions##                    0.65+             0.57              0.64              0.62              0.63              0.63
Net investment
income(S)                       4.42+             4.68              4.58              4.78              5.09              5.23
Portfolio turnover                 6                18                31                27                16                18
Net assets at end of
period (000 Omitted)         $69,599           $69,082           $79,155           $86,045           $69,959           $66,807
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED           -----------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $10.09            $10.24            $10.19             $9.78             $9.95             $9.47
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.19             $0.40             $0.39             $0.40             $0.43             $0.42
Net realized and
unrealized gain (loss)
on investments                  0.06             (0.16)             0.05              0.43             (0.17)             0.49
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.25             $0.24             $0.44             $0.83             $0.26             $0.91
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.19)           $(0.39)           $(0.39)           $(0.42)           $(0.43)           $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.15            $10.09            $10.24            $10.19             $9.78             $9.95
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.47++            2.45              4.36              8.64              2.58              9.84
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.66+             1.59              1.64              1.62              1.63              1.63
Expenses after expense
reductions##                    1.41+             1.34              1.44              1.42              1.43              1.43
Net investment
income(S)                       3.67+             3.92              3.78              3.97              4.29              4.43
Portfolio turnover                 6                18                31                27                16                18
Net assets at end of
period (000 Omitted)         $17,576           $18,382           $22,312           $25,175           $22,151           $23,820
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $10.99            $11.22            $11.17            $10.63            $10.82            $10.26
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.24             $0.48             $0.49             $0.49             $0.50             $0.52
Net realized and
unrealized gain (loss)
on investments                    --             (0.23)             0.05              0.55             (0.17)             0.56
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.24             $0.25             $0.54             $1.04             $0.33             $1.08
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.24)           $(0.48)           $(0.49)           $(0.50)           $(0.52)           $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.99            $10.99            $11.22            $11.17            $10.63            $10.82
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.15++            2.27              4.93              9.97              3.03             10.80
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.17+             1.13              1.12              1.12              1.13              1.10
Expenses after expense
reductions##                    0.92+             0.88              0.91              0.92              0.93              0.90
Net investment
income(S)                       4.24+             4.35              4.35              4.43              4.67              4.95
Portfolio turnover                 2                18                12                25                19                24
Net assets at end of
period (000 Omitted)         $54,376           $53,190           $55,659           $57,636           $54,179           $52,236
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $11.00            $11.23            $11.18            $10.64            $10.83            $10.27
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.19             $0.40             $0.40             $0.40             $0.42             $0.45
Net realized and
unrealized gain (loss)
on investments                    --             (0.24)             0.06              0.56             (0.18)             0.55
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.19             $0.16             $0.46             $0.96             $0.24             $1.00
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.19)           $(0.39)           $(0.41)           $(0.42)           $(0.43)           $(0.44)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.00            $11.00            $11.23            $11.18            $10.64            $10.83
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         1.77++            1.51              4.15              9.15              2.26              9.97
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.92+             1.88              1.86              1.87              1.88              1.85
Expenses after expense
reductions##                    1.67+             1.63              1.66              1.67              1.68              1.65
Net investment
income(S)                       3.50+             3.60              3.60              3.68              3.91              4.25
Portfolio turnover                 2                18                12                25                19                24
Net assets at end of
period (000 Omitted)         $11,666           $13,280           $16,759           $18,077           $16,031           $17,376
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during the period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $11.49            $11.74            $11.69            $11.21            $11.35            $10.81
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.25             $0.52             $0.51             $0.52             $0.54             $0.54

Net realized and
unrealized gain (loss)
on investments                    --             (0.25)             0.06              0.50             (0.14)             0.54
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.25             $0.27             $0.57             $1.02             $0.40             $1.08
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.25)           $(0.51)           $(0.52)           $(0.54)           $(0.54)           $(0.54)

From net realized gain
on investments                    --             (0.01)               --                --                --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.25)           $(0.52)           $(0.52)           $(0.54)           $(0.54)           $(0.54)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.49            $11.49            $11.74            $11.69            $11.21            $11.35
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.18++            2.36              4.96              9.21              3.59             10.26
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.21+             1.14              1.17              1.15              1.15              1.15
Expenses after expense
reductions##                    0.96+             0.89              0.96              0.95              0.95              0.95
Net investment
income(S)                       4.29+             4.48              4.35              4.51              4.73              4.96
Portfolio turnover                 3                12                21                12                 8                14
Net assets at end of
period (000 Omitted)        $125,496          $124,261          $138,201          $138,666          $128,750          $125,316
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND - CONTINUED

                                                                               YEARS ENDED 3/31
                             SIX MONTHS
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $11.49            $11.74            $11.68            $11.20            $11.34            $10.81
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.21             $0.44             $0.43             $0.45             $0.46             $0.47

Net realized and
unrealized gain (loss)
on investments                    --             (0.25)             0.07              0.49             (0.13)             0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.21             $0.19             $0.50             $0.94             $0.33             $1.00
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.21)           $(0.44)           $(0.44)           $(0.46)           $(0.47)           $(0.47)

From net realized gain
on investments                    --             (0.00)+++            --                --                --                --
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.21)           $(0.44)           $(0.44)           $(0.46)           $(0.47)           $(0.47)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.49            $11.49            $11.74            $11.68            $11.20            $11.34
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         1.85++            1.69              4.37              8.52              2.92              9.46
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.86+             1.79              1.81              1.80              1.80              1.80

Expenses after expense
reductions##                    1.61+             1.54              1.61              1.60              1.60              1.60

Net investment
income(S)                       3.65+             3.83              3.70              3.86              4.08              4.30

Portfolio turnover                 3                12                21                12                 8                14

Net assets at end of
period (000 Omitted)         $22,970           $25,716           $31,697           $34,033           $31,542           $28,859
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
+++ Per share amount was less than $0.01.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect
    this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          ------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $11.31            $11.52            $11.49            $10.90            $11.11            $10.60
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.24             $0.51             $0.51             $0.52             $0.53             $0.55
Net realized and
unrealized gain (loss)
on investments                  0.08             (0.22)             0.03              0.60             (0.21)             0.52
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.32             $0.29             $0.54             $1.12             $0.32             $1.07
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.24)           $(0.50)           $(0.51)           $(0.53)           $(0.53)           $(0.56)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.39            $11.31            $11.52            $11.49            $10.90            $11.11
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.83++            2.63              4.82             10.42              2.93             10.44
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.16+             1.09              1.16              1.12              1.12              1.12
Expenses after expense
reductions##                    0.91+             0.84              0.95              0.92              0.92              0.92
Net investment
income(S)                       4.19+             4.48              4.39              4.56              4.73              5.10
Portfolio turnover                 7                11                14                15                13                22
Net assets at end of
period (000 Omitted)        $206,616          $210,103          $224,923          $233,500          $210,269          $216,272
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          -------------------------------------------------------------------------------
                               9/30/05            2005=             2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $11.33            $11.54            $11.51            $10.92            $11.12            $10.60
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.20             $0.43             $0.43             $0.44             $0.46             $0.48
Net realized and
unrealized gain (loss)
on investments                  0.08             (0.21)             0.04              0.60             (0.20)             0.53
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.28             $0.22             $0.47             $1.04             $0.26             $1.01
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.20)           $(0.43)           $(0.44)           $(0.45)           $(0.46)           $(0.49)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.41            $11.33            $11.54            $11.51            $10.92            $11.12
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.50++            1.97              4.14              9.69              2.35              9.82
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.81+             1.74              1.80              1.77              1.77              1.77
Expenses after expense
reductions##                    1.56+             1.49              1.60              1.57              1.57              1.57
Net investment
income(S)                       3.54+             3.83              3.74              3.91              4.13              4.45
Portfolio turnover                 7                11                14                15                13                22
Net assets at end of
period (000 Omitted)         $39,288           $40,766           $46,253           $47,612           $37,487           $30,057
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the funds may be required to issue Forms 1099-DIV.

Investment Valuations - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in each fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Derivative Risk - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds may use swaps for both hedging and non-hedging purposes. For hedging purposes, each fund may use swaps to reduce their exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, each fund may use swaps to take a position on anticipated changes in the underlying financial index.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Short Term Fees - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which was retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund will no longer charge a redemption fee. See each fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, net operating losses, expiration of capital loss carry forward, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and amortization and accretion on debt securities.

The tax character of distributions declared for the years ended March 31, 2005 and March 31, 2004 was as follows:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
YEAR ENDED 3/31/05             FUND           FUND           FUND           FUND           FUND           FUND            FUND
Distributions declared from:
Tax-exempt income            $4,028,102     $5,977,001    $18,783,159     $4,058,369     $2,840,491     $6,753,147     $10,888,037
Ordinary income                  63,872        214,789         55,853             --             --         70,072         252,507
Long-term capital gain          326,164             --             --             --             --         60,248              --
----------------------------------------------------------------------------------------------------------------------------------
Total distributions          $4,418,138     $6,191,790    $18,839,012     $4,058,369     $2,840,491     $6,883,467     $11,140,544
----------------------------------------------------------------------------------------------------------------------------------

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
YEAR ENDED 3/31/04             FUND           FUND           FUND           FUND           FUND           FUND            FUND
Distributions declared from:
Tax-exempt income            $4,299,054     $6,440,961    $20,587,242     $4,790,668     $3,071,307     $7,429,929     $12,099,617

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND           FUND           FUND           FUND           FUND           FUND            FUND
Undistributed tax-exempt
income                         $270,804       $550,797       $836,932       $188,923        $67,059       $227,044        $389,414
----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary
income                           --             --             --             49,709         --             --              --
----------------------------------------------------------------------------------------------------------------------------------
Undistributed long-term
capital gain                     --             --            657,132         --             --             --              92,360
----------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward        --           (532,845)      (229,685)    (1,067,421)      (171,792)      (400,494)          --
----------------------------------------------------------------------------------------------------------------------------------
Post-October capital loss
deferral                        (77,028)      (490,965)         --             --             --             --              --
----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
(depreciation)                5,818,060      9,356,495     20,815,088      4,595,215      4,513,756     10,108,507      15,998,051
----------------------------------------------------------------------------------------------------------------------------------
Other temporary
differences                    (358,162)      (389,270)    (1,555,308)      (232,864)      (184,291)      (527,472)       (774,446)
----------------------------------------------------------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                     ARKANSAS          CALIFORNIA           FLORIDA            GEORGIA           MARYLAND
EXPIRATION DATE                        FUND               FUND*              FUND               FUND               FUND
March 31, 2006                         $--                $--            $  (781,761)           $--                $--
March 31, 2007                          --                 --                 --                 --                 --
March 31, 2008                          --              (229,685)             --                 --                 --
March 31, 2009                          --                 --                 --              (171,792)          (400,494)
March 31, 2010                          --                 --               (164,025)            --                 --
March 31, 2011                          --                 --               (121,635)            --                 --
March 31, 2012                       (532,845)             --                 --                 --                 --
--------------------------------------------------------------------------------------------------------------------------------
Total                               $(532,845)         $(229,685)        $(1,067,421)        $(171,792)         $(400,494)
--------------------------------------------------------------------------------------------------------------------------------

* The availability of a portion of the capital loss carryforwards which were acquired on March 9, 2001, in connection with the
  PaineWebber California Tax Free Fund merger, may be limited in a given year.

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through
February 28, 2009. For the six months ended September 30, 2005, this waiver is reflected as a reduction of total expenses in the
Statement of Operations. The management fee incurred for the six months ended September 30, 2005 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2005 as its portion of the initial sales charge on sales of Class A shares of the funds.

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND         MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND               FUND
      $11,694             $31,328          $50,436            $20,881           $12,762           $17,006             $24,732

The Trustees of the Trust have adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment
Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                             CLASS A
                                ---------------------------------------------------------------------------------------------------
                                                                      TOTAL           ANNUAL         SERVICE FEE     DISTRIBUTION
                                DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE       RETAINED BY      AND SERVICE
                                  FEE RATE         FEE RATE          PLAN(1)          RATE(2)          MFD(3)             FEE
Alabama Fund                        0.10%            0.25%            0.35%            0.25%           $   744         $ 97,907
Arkansas Fund                       0.10%            0.25%            0.35%            0.10%               494           64,356
California Fund                     0.10%            0.25%            0.35%            0.10%             1,934          148,124
Florida Fund                        0.10%            0.25%            0.35%            0.00%               --               --
Georgia Fund                        0.10%            0.25%            0.35%            0.25%               428           68,003
Maryland Fund                       0.10%            0.25%            0.35%            0.35%             1,699          220,091
Massachusetts Fund                  0.10%            0.25%            0.35%            0.35%            23,807          371,752

                                                                             CLASS B
                                ---------------------------------------------------------------------------------------------------
                                                                      TOTAL           ANNUAL         SERVICE FEE     DISTRIBUTION
                                DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE       RETAINED BY      AND SERVICE
                                  FEE RATE         FEE RATE          PLAN(1)          RATE(2)          MFD(3)             FEE
Alabama Fund                        0.75%            0.25%            1.00%            1.00%           $    43         $ 74,099
Arkansas Fund                       0.75%            0.25%            1.00%            0.87%                 5           49,203
California Fund                     0.75%            0.25%            1.00%            0.85%                14          287,295
Florida Fund                        0.75%            0.25%            1.00%            0.76%               --            69,112
Georgia Fund                        0.75%            0.25%            1.00%            1.00%                10           60,992
Maryland Fund                       0.75%            0.25%            1.00%            1.00%               101          123,335
Massachusetts Fund                  0.75%            0.25%            1.00%            1.00%                17          200,797

                                                                             CLASS C
                                ---------------------------------------------------------------------------------------------------
                                                                      TOTAL           ANNUAL         SERVICE FEE     DISTRIBUTION
                                DISTRIBUTION        SERVICE       DISTRIBUTION       EFFECTIVE       RETAINED BY      AND SERVICE
                                  FEE RATE         FEE RATE          PLAN(1)          RATE(2)          MFD(3)             FEE
California Fund                     0.75%            0.25%            1.00%            1.00%           $   508         $167,008

                                    TOTAL
                                DISTRIBUTION
                                     AND
                                SERVICE FEES
Alabama Fund                      $172,006
Arkansas Fund                      113,559
California Fund                    602,427
Florida Fund                        69,112
Georgia Fund                       128,995
Maryland Fund                      343,426
Massachusetts Fund                 572,549

(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September 30,
    2005 based on each class' average daily net assets. Payment of Florida Fund's 0.25% annual Class A service fee is not yet implemented and will commence on such date as the Trustees of the Trust may determine. Payment of Arkansas Fund's and
    California Fund's 0.10% of the Class A service fee is currently being paid by each fund. Payment of the remaining 0.15% of the Class A service fee is not yet implemented and will commence on such date as the Trustees of the Trust may determine.
    Except in the case of the 0.25% annual Class B service fee paid by the Florida Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Trustees of the Trust may determine. Except in the case of the 0.25% annual Class B service fee paid by Arkansas Fund and California Fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.10% annually and may be increased to a maximum of 0.25% annually on such date as the Trustees of the Trust may determine. Payment of the Alabama Fund's, Arkansas
    Fund's, California Fund's, Florida Fund's, and Georgia Fund's 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the Trustees of the Trust may determine.
(3) For the six months ended September 30, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2005 were as follows:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
CDSC IMPOSED                   FUND           FUND           FUND           FUND           FUND           FUND            FUND
Class A                         $--            $--          $ 5,311        $ 3,330          $--            $--            $--
Class B                        8,479          12,489         65,346         14,837         14,827         25,412         48,370
Class C                         N/A            N/A              606          N/A            N/A            N/A            N/A

Shareholder Servicing Agent - Each fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the funds, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2005 each fund paid
MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets for shareholder services:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND           FUND           FUND           FUND           FUND           FUND            FUND
Expenses paid                 $53,441        $80,313       $227,786        $50,377        $38,209        $86,309        $144,918
Percentage of average
daily net assets              0.1147%        0.1147%        0.1148%        0.1147%        0.1148%        0.1148%        0.1148%

MFSC also receives payment from the funds for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds. For the six months ended September 30, 2005 these costs amounted to the following:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND         MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND               FUND
      $21,478             $16,616          $51,900            $13,693           $11,027           $31,219             $30,676

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, each fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended September 30, 2005 was equivalent to the following annual effective rate of each fund's average daily net assets:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND         MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND               FUND
      0.0190%             0.0172%          0.0149%            0.0193%           0.0212%           0.0170%             0.0156%

Trustees' Compensation - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC. Each fund has an unfunded, defined benefit plan for retired Independent Trustees, which resulted in the following pension expense for each fund.
These amounts are included in the Trustees' compensation for the six months ended September 30, 2005:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND         MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND               FUND
        $843               $749             $1,677             $747               $846             $1,544             $1,564

Other - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement:

      ALABAMA            ARKANSAS         CALIFORNIA          FLORIDA           GEORGIA           MARYLAND         MASSACHUSETTS
        FUND               FUND              FUND              FUND               FUND              FUND               FUND
        $228               $342              $971              $247               $309              $368               $617

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND           FUND           FUND           FUND           FUND           FUND            FUND
Purchases                   $2,448,390     $8,192,105     $16,446,524    $5,472,060     $1,542,716     $4,542,495     $17,005,689
----------------------------------------------------------------------------------------------------------------------------------
Sales                        1,838,160      6,417,699      28,150,090     5,527,756      2,059,375      8,211,253      20,876,925
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                             ALABAMA       ARKANSAS       CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                              FUND           FUND            FUND           FUND           FUND           FUND            FUND
Aggregate cost             $85,331,878   $129,189,979    $359,658,192    $81,883,389    $60,314,446   $136,641,435    $226,524,539

-----------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation                $6,067,829     $9,549,726     $25,733,220     $5,021,520     $4,626,581    $10,056,024     $17,161,124

Gross unrealized
depreciation                 (384,695)       (26,094)        (95,742)      (104,957)       (18,164)      (143,439)       (600,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation)              $5,683,134     $9,523,632     $25,637,478     $4,916,563     $4,608,417     $9,912,585     $16,560,165

(5) SHARES OF BENEFICIAL INTEREST

The funds' Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                     ALABAMA FUND             ARKANSAS FUND            CALIFORNIA FUND            FLORIDA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Six months ended 9/30/05 (000
Omitted)                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT      SHARES      AMOUNT
Shares sold                          225        $2,404         625        $6,399       2,467       $14,699        549       $5,608
Shares issued to shareholders
in reinvestment of
distributions                         92           984         154         1,576         618         3,689         70          717
Shares reacquired                   (282)       (3,018)       (646)       (6,609)     (3,976)      (23,673)      (608)      (6,206)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                            35          $370         133        $1,366        (891)      $(5,285)        11         $119

Year ended 3/31/05 (000 Omitted)
Shares sold                          634        $6,775         996       $10,203       3,679       $21,729        972       $9,841
Shares issued to shareholders
in reinvestment of
distributions                        228         2,439         373         3,818       1,399         8,246        164        1,665
Shares reacquired                   (984)      (10,502)     (2,249)      (22,990)     (7,403)      (43,515)    (2,024)     (20,329)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                          (122)      $(1,288)       (880)      $(8,969)     (2,325)     $(13,540)       888       $8,823

CLASS B SHARES
Six months ended 9/30/05 (000
Omitted)
Shares sold                           22          $233          40          $407         171        $1,020         65         $660
Shares issued to shareholders
in reinvestment of
distributions                         14           149          13           131         130           779         14          147
Shares reacquired                   (105)       (1,119)        (87)         (890)     (1,342)       (8,001)      (169)      (1,725)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                           (69)        $(737)        (34)        $(352)     (1,041)      $(6,202)       (90)       $(918)

Year ended 3/31/05 (000 Omitted)
Shares sold                          140        $1,484         131        $1,343         386        $2,273        190       $1,921
Shares issued to shareholders
in reinvestment of
distributions                         38           402          28           282         330         1,946         36          364
Shares reacquired                   (348)       (3,709)       (257)       (2,625)     (3,196)      (18,787)      (585)      (5,879)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                          (170)      $(1,823)        (98)      $(1,000)     (2,480)     $(14,568)      (359)     $(3,594)

                                                                                       CALIFORNIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C SHARES
Six months ended 9/30/05 (000
Omitted)                                                                             SHARES       AMOUNT
Shares sold                                                                              303        $1,810
Shares issued to shareholders
in reinvestment of
distributions                                                                             66           392
Shares reacquired                                                                       (472)       (2,819)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                              (103)        $(617)

Year ended 3/31/05 (000 Omitted)

Shares sold                                                                              642        $3,787

Shares issued to shareholders
in reinvestment of
distributions                                                                            147           871

Shares reacquired                                                                     (1,231)       (7,248)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                                              (442)      $(2,590)

                                     GEORGIA FUND             MARYLAND FUND           MASSACHUSETTS FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 9/30/05 (000
Omitted)                         SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                          252        $2,791         388        $4,502         873       $10,002
Shares issued to shareholders
in reinvestment of
distributions                         69           759         126         1,457         182         2,088
Shares reacquired                   (212)       (2,345)       (406)       (4,699)     (1,496)      (17,152)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                           109        $1,205         108        $1,260        (441)      $(5,062)

Year ended 3/31/05 (000
Omitted)
Shares sold                          329        $3,642         581        $6,708       1,137       $12,908
Shares issued to shareholders
in reinvestment of
distributions                        148         1,635         318         3,668         427         4,841
Shares reacquired                   (598)       (6,574)     (1,857)      (21,368)     (2,510)      (28,364)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                          (121)      $(1,297)       (958)     $(10,992)       (946)     $(10,615)

CLASS B SHARES
Six months ended 9/30/05 (000
Omitted)
Shares sold                           21          $232          41          $477         138        $1,586
Shares issued to shareholders
in reinvestment of
distributions                         11           119          21           246          37           424
Shares reacquired                   (178)       (1,970)       (301)       (3,487)       (330)       (3,792)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                          (146)      $(1,619)       (239)      $(2,764)       (155)      $(1,782)

Year ended 3/31/05 (000 Omitted)
Shares sold                           33          $365         101        $1,161         197        $2,239
Shares issued to shareholders
in reinvestment of
distributions                         29           322          59           678          95         1,085
Shares reacquired                   (347)       (3,840)       (622)       (7,173)       (702)       (7,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                          (285)      $(3,153)       (462)      $(5,334)       (410)      $(4,635)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the six months ended September 30, 2005 ranged from $201 to $1,196, and is included in miscellaneous expense. None of the funds had significant borrowings during the six months ended September 30, 2005.

(7) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At
September 30, 2005, the percentage of holdings that carried such enhancements were as follows:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND           FUND           FUND           FUND           FUND           FUND            FUND
Total:                        69.89%         69.54%         49.54%         58.51%         47.24%         36.27%          46.63%

                                                   For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of September 30, 2005:

                              ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA        GEORGIA       MARYLAND     MASSACHUSETTS
                               FUND           FUND           FUND           FUND           FUND           FUND            FUND
Single Insurer:               40.26%         20.27%         12.05%         24.56%         14.88%         12.35%          13.98%

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds' investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Funds' advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds' performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to the Funds represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds' behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds' portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

MFS ALABAMA MUNICIPAL BOND FUND

The Fund's performance was in the 30th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 40th percentile for the one-year period and the 12th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS ARKANSAS MUNICIPAL BOND FUND

The Fund's performance was in the 43rd percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the MFS Fund's Class A shares was in the 49th percentile for the one-year period and the 17th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS CALIFORNIA MUNICIPAL BOND FUND

The Fund's performance was in the 13th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 35th percentile for the one-year period and the 24th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS FLORIDA MUNICIPAL BOND FUND

The Fund's performance was in the 12th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 24th percentile for the one-year period and the 14th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS GEORGIA MUNICIPAL BOND FUND

The Fund's performance was in the 25th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 34th percentile for the one-year period and the 30th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS MARYLAND MUNICIPAL BOND

The Fund's performance was in the 27th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 46th percentile for the one-year period and the 20th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS MASSACHUSETTS MUNICIPAL BOND FUND

The Fund's performance was in the 18th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 31st percentile for the one-year period and the 26th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           MST-A-SEM-11/05 28M

MFS(R) MUNICIPAL SERIES TRUST                                           9/30/05

FOR THE STATES OF: MISSISSIPPI,
NEW YORK, NORTH CAROLINA,
PENNSYLVANIA, SOUTH CAROLINA,
TENNESSEE, VIRGINIA, AND WEST VIRGINIA

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                                  1
------------------------------------------------------
PORTFOLIO COMPOSITION                                2
------------------------------------------------------
FUND EXPENSE TABLES                                  5
------------------------------------------------------
PORTFOLIO OF INVESTMENTS                             8
------------------------------------------------------
FINANCIAL STATEMENTS                                47
------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                       73
------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT       81
------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION               85
------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                      85
------------------------------------------------------
CONTACT INFORMATION                         BACK COVER
------------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS" money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

MFS(R) Mississippi Municipal Bond Fund

              Bonds                                      96.5%
              Cash & Other Net Assets                     3.5%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                           17.0%
              ------------------------------------------------
              State & Local Appropriation                13.7%
              ------------------------------------------------
              General Obligations/GP                     11.8%
              ------------------------------------------------
              Water/Sewer                                11.4%
              ------------------------------------------------
              Universities/Colleges                      11.2%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        80.0%
              ------------------------------------------------
              AA                                          2.6%
              ------------------------------------------------
              A                                           7.2%
              ------------------------------------------------
              BBB                                         8.5%
              ------------------------------------------------
              Not Rated                                   1.7%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.4
              ------------------------------------------------
              Average Life***                        14.8 yrs.
              ------------------------------------------------
              Average Maturity***                    16.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) New York Municipal Bond Fund

              Bonds                                      97.9%
              Cash & Other Net Assets                     2.1%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                13.2%
              ------------------------------------------------
              State & Local Appropriation                12.0%
              ------------------------------------------------
              Toll Roads                                  9.6%
              ------------------------------------------------
              Transportation/Spec. Tax 8.4%
              ------------------------------------------------
              General Obligations/GP                      7.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        46.6%
              ------------------------------------------------
              AA                                         19.1%
              ------------------------------------------------
              A                                          17.7%
              ------------------------------------------------
              BBB                                         8.7%
              ------------------------------------------------
              BB                                          2.1%
              ------------------------------------------------
              B                                           0.3%
              ------------------------------------------------
              Not Rated                                   5.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.6
              ------------------------------------------------
              Average Life***                        15.3 yrs.
              ------------------------------------------------
              Average Maturity***                    17.4 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) North Carolina Municipal Bond Fund

              Bonds                                      98.8%
              Cash & Other Net Assets                     1.2%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                           24.0%
              ------------------------------------------------
              Municipal Owned Utilities                  14.5%
              ------------------------------------------------
              Universities/Colleges                       9.5%
              ------------------------------------------------
              State & Local Appropriations Other          8.9%
              ------------------------------------------------
              Water/Sewer                                 8.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        40.3%
              ------------------------------------------------
              AA                                         33.4%
              ------------------------------------------------
              A                                           9.0%
              ------------------------------------------------
              BBB                                        16.7%
              ------------------------------------------------
              Not Rated                                   0.6%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.4
              ------------------------------------------------
              Average Life***                        13.9 yrs.
              ------------------------------------------------
              Average Maturity***                    15.4 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Pennsylvania Municipal Bond Fund

              Bonds                                      98.3%
              Cash & Other Net Assets                     1.7%

              TOP FIVE BOND INDUSTRIES*

              General Obligations/Schools                23.7%
              ------------------------------------------------
              Health/Hospitals                           11.7%
              ------------------------------------------------
              Universities/Colleges                      11.1%
              ------------------------------------------------
              Water/Sewer                                 8.5%
              ------------------------------------------------
              General Obligations/GP                      7.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        67.6%
              ------------------------------------------------
              AA                                         14.0%
              ------------------------------------------------
              A                                           6.2%
              ------------------------------------------------
              BBB                                         8.9%
              ------------------------------------------------
              BB                                          0.5%
              ------------------------------------------------
              B                                           0.5%
              ------------------------------------------------
              CCC                                         0.5%
              ------------------------------------------------
              Not Rated                                   1.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        7.6
              ------------------------------------------------
              Average Life***                        17.7 yrs.
              ------------------------------------------------
              Average Maturity***                    18.3 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) South Carolina Municipal Bond Fund

              Bonds                                      98.6%
              Cash & Other Net Assets                     1.4%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                20.3%
              ------------------------------------------------
              Health/Hospitals                           20.1%
              ------------------------------------------------
              Universities/Colleges                      10.2%
              ------------------------------------------------
              Municipal Owned Utilities                  10.2%
              ------------------------------------------------
              General Obligations/Schools                 9.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        76.1%
              ------------------------------------------------
              AA                                         12.8%
              ------------------------------------------------
              A                                           6.2%
              ------------------------------------------------
              BBB                                         2.8%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              Not Rated                                   1.5%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        7.1
              ------------------------------------------------
              Average Life***                        16.4 yrs.
              ------------------------------------------------
              Average Maturity***                    17.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Tennessee Municipal Bond Fund

              Bonds                                      98.0%
              Cash & Other Net Assets                     2.0%

              TOP FIVE BOND INDUSTRIES*

              Water/Sewer                                18.7%
              ------------------------------------------------
              General Obligations/Schools                13.3%
              ------------------------------------------------
              Health/Hospitals                           12.9%
              ------------------------------------------------
              Single Family Housing Revenue State        12.2%
              ------------------------------------------------
              General Obligations/GP                      8.1%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        56.0%
              ------------------------------------------------
              AA                                         29.8%
              ------------------------------------------------
              A                                           4.1%
              ------------------------------------------------
              BBB                                         7.0%
              ------------------------------------------------
              BB                                          0.9%
              ------------------------------------------------
              Not Rated                                   2.2%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.3
              ------------------------------------------------
              Average Life***                        13.4 yrs.
              ------------------------------------------------
              Average Maturity***                    16.5 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) Virginia Municipal Bond Fund

              Bonds                                      98.7%
              Cash & Other Net Assets                     1.3%

              TOP FIVE BOND INDUSTRIES*

              State & Local Appropriation                23.1%
              ------------------------------------------------
              General Obligations/IMPT                   13.9%
              ------------------------------------------------
              Health/Hospitals                           12.3%
              ------------------------------------------------
              Water/Sewer                                11.5%
              ------------------------------------------------
              Airports                                    7.9%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        49.8%
              ------------------------------------------------
              AA                                         26.8%
              ------------------------------------------------
              A                                          12.9%
              ------------------------------------------------
              BBB                                         4.1%
              ------------------------------------------------
              BB                                          1.4%
              ------------------------------------------------
              B                                           0.6%
              ------------------------------------------------
              CCC                                         0.6%
              ------------------------------------------------
              Not Rated                                   3.8%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.9
              ------------------------------------------------
              Average Life***                        15.1 yrs.
              ------------------------------------------------
              Average Maturity***                    16.9 yrs.
              ------------------------------------------------
              Average Credit Quality****                    AA
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

MFS(R) West Virginia Municipal Bond Fund

              Bonds                                      96.9%
              Cash & Other Net Assets                     3.1%

              TOP FIVE BOND INDUSTRIES*

              General Obligations/GP                     21.6%
              ------------------------------------------------
              State & Local Appropriation                20.5%
              ------------------------------------------------
              Universities/Colleges                      20.3%
              ------------------------------------------------
              Water/Sewer                                 8.1%
              ------------------------------------------------
              Health/Hospitals                            5.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        78.3%
              ------------------------------------------------
              AA                                          6.6%
              ------------------------------------------------
              A                                           9.5%
              ------------------------------------------------
              BBB                                         3.9%
              ------------------------------------------------
              BB                                          0.2%
              ------------------------------------------------
              B                                           0.5%
              ------------------------------------------------
              Not Rated                                   1.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        6.4
              ------------------------------------------------
              Average Life***                        16.3 yrs.
              ------------------------------------------------
              Average Maturity***                    17.1 yrs.
              ------------------------------------------------
              Average Credit Quality****                   AA+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigne d by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages a re based on the total market value of investments as of 9/30/05.

  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.

 **** The Average Credit Quality rating is based upon a market weighted average of portfolio holdings.

***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 9/30/05, unless otherwise noted.

The portfolios are actively managed, and current holdings may be different.

FUND EXPENSE TABLES

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD, APRIL 1, 2005, THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the tables below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.65%        $1,000.00     $1,025.80         $3.30
 A     ------------------------------------------------------------------------
         Hypothetical*    0.65%        $1,000.00     $1,021.81         $3.29
-------------------------------------------------------------------------------
         Actual           1.41%        $1,000.00     $1,020.90         $7.14
 B      -----------------------------------------------------------------------
         Hypothetical*    1.41%        $1,000.00     $1,018.00         $7.13
-------------------------------------------------------------------------------

MFS(R) NEW YORK MUNICIPAL BOND FUND
-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.88%        $1,000.00     $1,026.00         $4.47
A       -----------------------------------------------------------------------
         Hypothetical*    0.88%        $1,000.00     $1,020.66         $4.46
-------------------------------------------------------------------------------
         Actual           1.63%        $1,000.00     $1,021.20         $8.26
B       -----------------------------------------------------------------------
         Hypothetical*    1.63%        $1,000.00     $1,016.90         $8.24
-------------------------------------------------------------------------------
         Actual           1.63%        $1,000.00     $1,021.20         $8.26
C       -----------------------------------------------------------------------
         Hypothetical*    1.63%        $1,000.00     $1,016.90         $8.24
-------------------------------------------------------------------------------

MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.91%        $1,000.00      $1,025.40        $4.62
A       -----------------------------------------------------------------------
         Hypothetical*    0.91%        $1,000.00      $1,020.51        $4.61
-------------------------------------------------------------------------------
         Actual           1.56%        $1,000.00      $1,021.30        $7.90
B       -----------------------------------------------------------------------
         Hypothetical*    1.56%        $1,000.00      $1,017.25        $7.89
-------------------------------------------------------------------------------
         Actual           1.56%        $1,000.00      $1,022.10        $7.91
C       -----------------------------------------------------------------------
         Hypothetical*    1.56%        $1,000.00      $1,017.25        $7.89
-------------------------------------------------------------------------------

MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.60%        $1,000.00     $1,027.20         $3.05
A       -----------------------------------------------------------------------
         Hypothetical*    0.60%        $1,000.00     $1,022.06         $3.04
-------------------------------------------------------------------------------
         Actual           1.37%        $1,000.00     $1,022.40         $6.95
B       -----------------------------------------------------------------------
         Hypothetical*    1.37%        $1,000.00     $1,018.20         $6.93
-------------------------------------------------------------------------------

MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.93%        $1,000.00     $1,025.10         $4.72
A       -----------------------------------------------------------------------
         Hypothetical*    0.93%        $1,000.00     $1,020.41         $4.71
-------------------------------------------------------------------------------
         Actual           1.58%        $1,000.00     $1,021.00         $8.00
B       -----------------------------------------------------------------------
         Hypothetical*    1.58%        $1,000.00     $1,017.15         $7.99
-------------------------------------------------------------------------------

MFS(R) TENNESSEE MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.93%        $1,000.00     $1,024.40         $4.72
A       -----------------------------------------------------------------------
         Hypothetical*    0.93%        $1,000.00     $1,020.41         $4.71
-------------------------------------------------------------------------------
         Actual           1.58%        $1,000.00     $1,022.10         $8.01
B       -----------------------------------------------------------------------
         Hypothetical*    1.58%        $1,000.00     $1,017.15         $7.99
-------------------------------------------------------------------------------

MFS(R) VIRGINIA MUNICIPAL BOND FUND

-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.91%        $1,000.00     $1,025.80         $4.62
A       -----------------------------------------------------------------------
         Hypothetical*    0.91%        $1,000.00     $1,020.51         $4.61
-------------------------------------------------------------------------------
         Actual           1.56%        $1,000.00     $1,022.50         $7.91
B       -----------------------------------------------------------------------
         Hypothetical*    1.56%        $1,000.00     $1,017.25         $7.89
-------------------------------------------------------------------------------
         Actual           1.57%        $1,000.00     $1,021.60         $7.96
C       -----------------------------------------------------------------------
         Hypothetical*    1.57%        $1,000.00     $1,017.20         $7.94
-------------------------------------------------------------------------------

MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND


-------------------------------------------------------------------------------
                                                                    Expenses
                        Annualized     Beginning       Ending      Paid During
 Share                   Expense    Account Value Account Value     Period**
 Class                    Ratio        4/01/05       9/30/05    4/01/05-9/30/05
-------------------------------------------------------------------------------
         Actual           0.93%        $1,000.00     $1,021.70         $4.71
A       -----------------------------------------------------------------------
         Hypothetical*    0.93%        $1,000.00     $1,020.41         $4.71
-------------------------------------------------------------------------------
         Actual           1.58%        $1,000.00     $1,018.40         $7.99
B       -----------------------------------------------------------------------
         Hypothetical*    1.58%        $1,000.00     $1,017.15         $7.99
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.4%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                     PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport and Port              Jackson, MS, Municipal Airport Authority,
Revenue - 1.2%                Airport Rev., "A", AMBAC, 5%, 2031                                       $  1,000,000    $  1,041,500
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 11.7%       Commonwealth of Puerto Rico, ROLS, FGIC,  8.553%, 2016+(+)               $  3,110,000    $  3,999,460
                              Hinds County, MS, MBIA, 6.25%, 2010                                         1,660,000       1,852,709
                              Hinds County, MS, MBIA, 6.25%, 2011                                         1,285,000       1,455,584
                              Mississippi Development Bank Special Obligations
                              (Jackson, Mississippi) FSA, 5.25%, 2018                                       600,000         667,164
                              Mississippi Development Bank Special Obligations
                              (Jackson, Mississippi) FSA, 5.25%, 2019                                     1,260,000       1,405,492
                              Mississippi Development Bank Special Obligations
                              (Jackson, Mississippi) FSA, 5.25%, 2020                                       620,000         691,226
                                                                                                                       ------------
                                                                                                                       $ 10,071,635
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 3.3%            Puerto Rico Municipal Finance Agency, RITES, FSA, 8.081%, 2017+(+)       $    750,000    $    873,435
                              State of Mississippi, Capital Improvement, 5.5%, 2010(++)                     750,000         826,095
                              State of Mississippi, Capital Improvement, "I", 6%, 2009(++)                1,000,000       1,106,490
                                                                                                                       ------------
                                                                                                                       $  2,806,020
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.8%                Biloxi, MS, Public School District, MBIA, 5%, 2021                       $  1,000,000    $  1,038,850
                              Jackson, MS, Public School District, "B", AMBAC, 5.75%, 2010(++)            1,000,000       1,112,820
                              Jackson, MS, Public School District, "B", AMBAC, 0%, 2022                   2,000,000         836,680
                              Jackson, MS, Public School District, "B", AMBAC, 0%, 2023                   1,000,000         391,380
                              Madison County, MS, School District, "A", MBIA, 5.875%, 2016                1,500,000       1,649,055
                                                                                                                       ------------
                                                                                                                       $  5,028,785
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Alcorn County, MS, Corinth Hospital Rev.
Hospitals - 16.7%             (Magnolia Regional Health Center), AMBAC, 5.75%, 2013                    $  1,000,000    $  1,023,860
                              Corinth & Alcorn County, MS, Hospital Rev.
                              (Magnolia Regional Health Center), 5.5%, 2021                                 400,000         404,428
                              Gulfport, MS, Hospital Facilities Rev. (Memorial
                              Hospital), 5.75%, 2031                                                        500,000         515,450
                              Gulfport, MS, Hospital Facilities Rev. (Memorial
                              Hospital) MBIA, 6.125%, 2015                                                2,250,000       2,285,707
                              Gulfport, MS, Hospital Facilities Rev. (Memorial
                              Hospital) MBIA, 6.2%, 2018                                                  1,000,000       1,015,910
                              Hinds County, MS, Rev. (Methodist Hospital &
                              Rehabilitation) AMBAC, 5.6%, 2012                                           2,335,000       2,476,688
                              Jones County, MS, Hospital Rev. (South Central
                              Regional Medical Center), 5.5%, 2017                                        1,000,000       1,025,220
                              Mississippi Development Bank Special Obligations
                              (Adams County Hospital) FSA, 5.75%, 2016                                    1,000,000       1,028,480
                              Mississippi Hospital Equipment & Facilities
                              Authority Rev. (Baptist Medical Center) MBIA, 6.5%, 2010                    1,190,000       1,211,301
                              Mississippi Hospital Equipment & Facilities
                              Authority Rev. (Baptist Medical Center) MBIA, 6%, 2013                        750,000         763,155
                              Mississippi Hospital Equipment & Facilities
                              Authority Rev. (Baptist Memorial Healthcare), "B-1", 5%, 2024               1,000,000       1,024,510
                              Mississippi Hospital Equipment & Facilities
                              Authority Rev. (Forrest County General Hospital) FSA, 5.625%, 2020          1,000,000       1,086,650
                              Mississippi Hospital Equipment & Facilities
                              Authority Rev., Refunding & Improvement,
                              Southwest Regional Medical Center, 5.5%, 2019                                 250,000         263,688
                              Mississippi Hospital Equipment & Facilities
                              Authority, Refunding & Improvement, Southwest
                              Regional Medical Center, 5.75%, 2023                                          250,000         264,078
                                                                                                                       ------------
                                                                                                                       $ 14,389,125
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Virgin Islands Public Finance Authority Refinery
Other - 0.3%                  Facilities Rev. (Hovensa Refinery), 5.875%, 2022                         $    210,000    $    224,641
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Jones County, MS, Solid Waste Disposal Rev.
Paper - 3.2%                  (International Paper Co.) "A", 5.8%, 2021                                $    500,000    $    515,395
                              Lowndes County, MS, Solid Waste Disposal &
                              Pollution Control Rev. (Weyerhaeuser Co.), 6.8%, 2022                       1,250,000       1,529,337
                              Warren County, MS, Environmental Improvement
                              Rev. (International Paper Co.), "A", 4.4%, 2015                               750,000         719,730
                                                                                                                       ------------
                                                                                                                       $  2,764,462
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -       Mississippi Development Bank, Special Obligation
Entertainment &               (Diamond Lakes Utilities), 6.25%, 2017                                   $  1,250,000    $  1,285,850
Tourism - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Gulfport, MS, Community Development Urban
Revenue - 2.0%                Renewal Rev. (Oakview Apartments) FNMA, 7.4%, 2025                       $  1,735,000    $  1,737,377
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Mississippi Home Corp. Rev., Single Family Rev, -
State 7.7% -                  "B-2", GNMA, 6.375%, 2032                                                $    615,000    $    642,447
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "A", GNMA, 6.3%, 2031                                                         220,000         231,539
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "A-2", GNMA, 5.3%, 2023                                                       845,000         874,550
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "A-2", GNMA, 6.95%, 2031                                                      385,000         401,932
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "A-2", GNMA, 6.5%, 2032                                                       365,000         381,294
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "B", GNMA, 6.625%, 2027                                                       325,000         330,187
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "B", GNMA, 5.3%, 2035                                                         900,000         924,516
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "B-2", GNMA, 6.45%, 2033                                                      680,000         720,385
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "C", GNMA, 4.95%, 2025                                                        945,000         955,045
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              "F", GNMA, 7.55%, 2027                                                        209,000         211,780
                              Mississippi Home Corp. Rev., Single Family Rev.,
                              GNMA, 6.5%, 2024                                                              940,000         941,654
                                                                                                                       ------------
                                                                                                                       $  6,615,329
-----------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 13.6%              Lamar County, MS, (Jail Project) MBIA, 5.1%, 2021                        $    430,000    $    452,046
                              Mississippi Development Bank Special Obligations
                              (Correctional Facilities), "A", AMBAC, 5.125%, 2025                         1,000,000       1,056,140
                              Mississippi Development Bank Special Obligations
                              (Hinds County Public Improvements), FSA, 5.25%, 2030                        1,110,000       1,176,378
                              Mississippi Development Bank Special Obligations
                              (Mississippi, Ltd. Tax Hospital Rev.), 5.1%, 2020                           1,000,000       1,050,780
                              Mississippi Development Bank Special Obligations
                              (Natchez Mississippi Convention Center) AMBAC, 6%, 2021                       750,000         836,940
                              Mississippi Development Bank Special Obligations
                              (Public Improvement Board), 5%, 2023                                          750,000         753,210
                              Mississippi Development Bank Special Obligations
                              (Southaven, MS, Recreation Facilities), 5.875%, 2014                          375,000         402,720
                              Mississippi Development Bank Special Obligations
                              (Southaven, MS, Recreation Facilities), 6.2%, 2020                            400,000         433,436
                              Mississippi Development Bank Special Obligations
                              (Tunica County Highway Construction Project), FGIC, 5%, 2024                1,000,000       1,055,970
                              Mississippi Development Bank Special Obligations
                              (Tunica County Highway Construction Project), FGIC, 5%, 2025                1,000,000       1,053,620
                              Mississippi Development Bank Special Obligations
                              (Tupelo Fairgrounds), "A", AMBAC, 5%, 2017                                    785,000         821,981
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013+(+)              500,000         618,510
                              Walnut Grove, MS, Correctional Authority, AMBAC, 6%, 2009(++)               1,750,000       1,963,535
                                                                                                                       ------------
                                                                                                                       $ 11,675,266
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.2%            Virgin Islands Public Finance Authority Rev.,
                              "A", 5.25%, 2024                                                         $    135,000    $    141,908
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%                Children's Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, 5.375%, 2033                                                $    235,000    $    242,943
                              Guam Economic Development Authority Tobacco
                              Settlement, "B", 5.5%, 2041                                                   350,000         358,872
                                                                                                                       ------------
                                                                                                                       $    601,815
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Mississippi Development Bank Special
Tax - 1.4%                    Obligations, Madison County (Road & Bridge)
                              AMBAC, 5.1%, 2019                                                        $  1,175,000    $  1,252,268
-----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges       Jackson State University, Educational Building
- 11.1%                       Corp. Rev. (Campus Facilities), "A", FGIC, 5%, 2029                      $  3,100,000    $  3,214,359
                              Jackson State University, Educational Building
                              Corp. Rev. (Student Recreation Center), AMBAC, 5.125%, 2027                   750,000         784,635
                              Medical Center, Educational Building Corp. Rev.
                              (University of Mississippi Medical Center), "B", AMBAC, 5.5%, 2023          1,000,000       1,146,000
                              Mississippi State University Educational
                              Building Corp. Rev. (Athletic Facilities), "A", 6.2%, 2006(++)              1,000,000       1,040,920
                              Mississippi State University Educational
                              Building Corp. Rev., AMBAC, 5.5%, 2016                                      1,000,000       1,086,900
                              Mississippi State University Educational
                              Building Corp. Rev., AMBAC, 5%, 2021                                          250,000         260,878
                              Mississippi Valley State University, Educational
                              Building Corp., MBIA, 5.5%, 2021                                              890,000         958,842
                              University of Mississippi, Educational Building
                              Corp. (Performing Arts Center) AMBAC, 5.25%, 2018                           1,000,000       1,048,900
                                                                                                                       ------------
                                                                                                                       $  9,541,434
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.7%                  Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2013+(+)                $  1,000,000    $  1,159,080
                              Mississippi Development Bank Special Obligations
                              (Okolona Electric System), 5.2%, 2016                                       1,010,000       1,075,266
                              Puerto Rico Electric Power Authority Rev., "II", 5.25%, 2031                  875,000         922,101
                                                                                                                       ------------
                                                                                                                       $  3,156,447
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 11.3%               Jackson, MS, Water & Sewer Systems Rev., FGIC, 5.25%, 2009(++)           $    420,000    $    452,164
                              Mississippi Development Bank Special Obligations
                              (Combined Water Sewer & Solid Waste Management) FSA, 5.25%, 2021            1,270,000       1,383,525
                              Mississippi Development Bank Special Obligations
                              (Combined Water Sewer & Solid Waste Management) FSA, 5.05%, 2027            1,610,000       1,708,049
                              Mississippi Development Bank Special Obligations
                              (Gulfport Water & Sewer Project) FSA, 5.625%, 2012(++)                        500,000         570,530
                              Mississippi Development Bank Special Obligations
                              (Gulfport Water & Sewer Project), "A", FGIC, 5.25%, 2012(++)                2,000,000       2,205,860
                              Mississippi Development Bank Special Obligations
                              (Jackson Water & Sewer System Project) FSA, 5%, 2029                        2,000,000       2,089,040
                              Mississippi Development Bank Special Obligations
                              (Jackson Water & Sewer System Project), FGIC, 5%, 2032                        250,000         258,538
                              Mississippi Development Bank Special Obligations
                              (Grenada MS, Water & Sewer Systems Project), "N", FSA, 5%, 2030             1,000,000       1,041,190
                                                                                                                       ------------
                                                                                                                       $  9,708,896
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $77,626,831)                                                                   $ 82,042,758
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "C", 2.78%, due 10/06/05                                      $    100,000    $    100,000
                              Bell County, TX, Health Facilities Development
                              Corp. Rev. (Scott & White Memorial Hospital),
                              "B-2", 2.81%, due 10/03/05                                                  1,100,000       1,100,000
                              Harris County, TX, Health Facilities Development
                              Corp., Special Facilities Rev. (Texas Medical
                              Center), MBIA, 2.81%, due 10/03/05                                            500,000         500,000
                              Jackson County, MS, Pollution Control Rev.
                              (Chevron USA, Inc.), 2.8%, due 10/03/05                                       100,000         100,000
                              Jefferson County, AL, Sewer Rev., Warrants,
                              "B-4", 2.76%, due 10/06/05                                                    200,000         200,000
                              Missouri State Health & Educational Facilities
                              Authority Rev., Medical Research Facilities
                              (Stowers Institute), 2.76%, due 10/06/05                                      700,000         700,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  2,700,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $80,326,831)                                                                       $ 84,742,758
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.5%                                                                                     1,275,625
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $ 86,018,383
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/2007              USD           $2,000,000               Fixed - 3 Year               Floating - 7 Day             $ 20,888
                                                           BMA Swap Index (2.795%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/01/2015              USD            2,000,000               Fixed - 10 Year             Floating - 3 Month              62,252
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/09/2015              USD            2,000,000               Fixed - 10 Year             Floating - 3 Month              44,216
                                                          LIBOR Swap Index (4.529%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/22/2015              USD            1,000,000               Fixed - 10 Year             Floating - 3 Month              26,506
                                                          LIBOR Swap Index (4.474%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $153,862
---------------------------------------------------------------------------------------------------------------------------------
At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) NEW YORK MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
-----------------------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 2.8%                Port Authority NY & NJ, (120th Series) MBIA, 5.5%, 2018                  $  1,500,000    $  1,573,710
                              Port Authority NY & NJ, (132nd Series), 5%, 2033                            2,000,000       2,085,320
                              Port Authority NY & NJ, Special Obligation Rev.
                              (JFK International), MBIA, 6.25%, 2015                                      1,000,000       1,140,450
                                                                                                                       ------------
                                                                                                                       $  4,799,480
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -         Commonwealth of Puerto Rico, ROLS, XLCA,
General Purpose - 7.3%        8.463%, 2017+(+)                                                         $  1,350,000    $  1,728,999
                              Nassau County, NY, Health Systems Rev. (Nassau
                              County), FSA, 6%, 2009(++)                                                  1,000,000       1,119,570
                              New York, NY, "D", 5%, 2028                                                 2,000,000       2,070,740
                              New York, NY, "A", 6%, 2010(++)                                               890,000       1,002,069
                              New York, NY, "B", 5.375%, 2017                                             1,250,000       1,346,362
                              New York, NY, "C-1", 5.25%, 2025                                            1,000,000       1,068,570
                              New York, NY, "G", 5%, 2028                                                 2,000,000       2,071,200
                              New York, NY, "J", FGIC, 5.5%, 2006(++)                                       315,000         322,740
                              New York, NY, "J", FGIC, 5.5%, 2026                                         1,785,000       1,827,412
                              New York, NY, Unrefunded, "A", 6%, 2019                                       110,000         121,362
                                                                                                                       ------------
                                                                                                                       $ 12,679,024
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.1             Erie County, NY, Public Improvement, "A", FGIC, 5%, 2019                 $    140,000    $    148,768
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -         Genesee Valley, NY, Central School District
Schools - 5.4%                (Angelica Belmont), FGIC, 5.25%, 2028                                    $  1,720,000    $  1,864,600
                              North Babylon, NY, Union Free School District,
                              "A", FGIC, 5.5%, 2018                                                       2,415,000       2,611,098
                              Port Byron, NY, Central School District, AMBAC,
                              ETM, 7.4%, 2012(++)                                                           500,000         616,450
                              Port Byron, NY, Central School District, AMBAC,
                              ETM, 7.4%, 2013(++)                                                           500,000         627,050
                              Port Byron, NY, Central School District, AMBAC,
                              ETM, 7.4%, 2014(++)                                                           500,000         637,290
                              Port Byron, NY, Central School District, AMBAC,
                              ETM, 7.4%, 2015(++)                                                           500,000         646,205
                              Rome, NY, City School District, FSA, 5.5%, 2009(++)                         1,000,000       1,092,050
                              Washingtonville, NY, Central School Central
                              District, FGIC, 7.35%, 2008                                                   550,000         609,642
                              Washingtonville, NY, Central School Central
                              District, FGIC, 7.35%, 2009                                                   550,000         626,637
                                                                                                                       ------------
                                                                                                                       $  9,331,022
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Chautauqua County, NY, Industrial Development
Hospitals - 6.8%              Agency, Civic Facilities Rev. (Women's
                              Christian Assn.), "A", 6.35%, 2017                                       $    170,000    $    173,177
                              Chautauqua County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Women's
                              Christian Assn.), "A", 6.4%, 2029                                             490,000         491,357
                              Chemung County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Arnot Ogden
                              Medical Center), "A", 5%, 2029                                                750,000         761,918
                              Chemung County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Arnot Ogden
                              Medical Center), "B", 5%, 2029                                              1,000,000       1,015,890
                              Fulton County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Nathan Littauer
                              Hospital), "A", 5.75%, 2009                                                   750,000         747,015
                              Monroe County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Highland
                              Hospital of Rochester), 5%, 2025                                            1,000,000       1,017,800
                              Nassau County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (North Shore
                              Health Systems), "D", 5.625%, 2010                                            500,000         537,665
                              New York City, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Staten Island
                              University Hospital), "B", 6.375%, 2031                                       500,000         502,355
                              New York City, NY, Health & Hospital Corp.
                              Rev., "A", 5.25%, 2017                                                        760,000         797,438
                              New York Dormitory Authority Rev. (Montefiore
                              Medical Center), AMBAC, 5.25%, 2019                                           830,000         888,772
                              New York Dormitory Authority Rev. (North Shore
                              Long Island Jewish Group), 5.5%, 2033                                         250,000         265,718
                              New York Dormitory Authority Rev. (St.
                              Vincent's Hospital), FHA, 7.375%, 2011                                        740,000         745,557
                              New York Dormitory Authority Rev. (White Plains
                              Hospital), FHA, 5.375%, 2043                                                1,500,000       1,588,215
                              New York State Dormitory Authority Rev., Non
                              State Supported Debt. (Mt. Sinai NYU Health), 5.5%, 2026                      250,000         254,087
                              New York State Dormitory Authority Rev., Non
                              State Supported Debt. (Mt. Sinai NYU Health), C", 5.5%, 2026                  500,000         508,200
                              Suffolk County, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Huntington
                              Hospital), "C", 5.875%, 2032                                                1,000,000       1,055,200
                              Yonkers, NY, Industrial Development Agency,
                              Civic Facilities Rev. (St. John's Riverside
                              Hospital), "A", 7.125%, 2031                                                  500,000         517,720
                                                                                                                       ------------
                                                                                                                       $ 11,868,084
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long     Suffolk County, NY, Industrial Development
Term Care - 0.4%              Agency, Civic Facilities Rev. (Gurwin Jewish
                              Phase II), 6.7%, 2039                                                    $    385,000    $    401,209
                              Westchester County, NY, Industrial Development
                              Agency, Civic Facilities Rev., Continuing Care
                              Retirement (Kendal On Hudson), "A", 6.5%, 2034                                300,000         311,487
                                                                                                                       ------------
                                                                                                                       $    712,696
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.9%         Nassau County, NY, Industrial Development
                              Agency, Civic Facility Rev. (Special Needs
                              Facility), "B-1", 6.5%, 2017                                             $    205,000    $    215,174
                              New York Dormitory Authority Rev. (Jewish Board
                              of Families & Children), AMBAC, 5%, 2023                                      695,000         732,780
                              New York, NY, Industrial Development Agency
                              (PSCH, Inc.), 6.375%, 2033                                                    500,000         523,775
                                                                                                                       ------------
                                                                                                                       $  1,471,729
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          New York NY, City Industrial Development Agency
Other - 1.2%                  Liberty IAC/Interactivecorp, 5%, 2035                                    $    500,000    $    507,325
                              Onondaga County, NY, Industrial Development
                              Agency, Sewer Facilities Rev. (Bristol-Meyers
                              Squibb Co.), 5.75%, 2024                                                    1,000,000       1,141,710
                              Virgin Islands Public Finance Authority,
                              Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                     430,000         459,980
                                                                                                                       ------------
                                                                                                                       $  2,109,015
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Essex County, NY, Industrial Development
Paper - 1.5%                  Agency, Pollution Control Rev. (International
                              Paper Corp.), 5.55%, 2014                                                $    750,000    $    806,332
                              Essex County, NY, Industrial Development
                              Agency, Pollution Control Rev. (International
                              Paper Corp.), 6.15%, 2021                                                   1,000,000       1,037,810
                              Essex County, NY, Industrial Development
                              Agency, Pollution Control Rev. (International
                              Paper Corp.), 6.45%, 2023                                                     700,000         759,241
                                                                                                                       ------------
                                                                                                                       $  2,603,383
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -       New York City, NY, Industrial Development
Other - 0.6%                  Agency, Civic Facilities Rev. (United Jewish
                              Appeal), "A", 5%, 2027                                                   $  1,000,000    $  1,057,200
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          New York City, NY, City Housing Development
Revenue - 2.0%                Corp., "E", 4.65%, 2025                                                  $  1,000,000    $    993,520
                              New York City, NY, Housing Development Corp.,
                              Multi-Family Housing Rev., 5.5%, 2034                                       2,000,000       2,056,480
                              New York City, NY, Housing Development Corp.,
                              Multi-Family Housing Rev., "C", 5.6%, 2019                                    400,000         416,428
                                                                                                                       ------------
                                                                                                                       $  3,466,428
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax            Schenectady, NY, Metroplex Development
Revenue - 0.3%                Authority Rev., "A", MBIA, 5.375%, 2021                                  $    475,000    $    517,935
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 3.8%                  New York Mortgage Agency Rev., 4.6%, 2015                                $  2,000,000    $  2,022,940
                              New York Mortgage Agency Rev., 5.8%, 2020                                   1,555,000       1,610,140
                              New York Mortgage Agency Rev., 5.1%, 2024                                   2,000,000       2,037,220
                              New York Mortgage Agency Rev., "B", 5.85%, 2018                               880,000         920,762
                                                                                                                       ------------
                                                                                                                       $  6,591,062
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.5%    Niagara County, NY, Industrial Development
                              Agency, Solid Waste Disposal Rev., (American
                              Ref-fuel), "C", 5.625%, 2024                                             $    850,000    $    899,105
                              Rockland County, NY, Solid Waste Management
                              Systems Rev., "A", 4.8%, 2005                                                  20,000          20,071
                                                                                                                       ------------
                                                                                                                       $    919,176
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -              New York Dormitory Authority (City University),
Other - 5.5%                  AMBAC, 5.75%, 2018                                                       $    800,000    $    924,976
                              New York Dormitory Authority (Pace University),
                              MBIA, 6%, 2010(++)                                                          1,700,000       1,919,895
                              New York Dormitory Authority (School Program), 6.25%, 2020                  1,690,000       1,899,256
                              New York Dormitory Authority (State
                              University), 5.375%, 2010(++)                                               1,500,000       1,649,025
                              New York Dormitory Authority (State
                              University), 5.875%, 2017                                                   1,130,000       1,316,043
                              New York Dormitory Authority (Upstate Community
                              Colleges), "A", FSA, 6%, 2010(++)                                           1,010,000       1,140,644
                              New York Municipal Bond Bank Agency, Special
                              Program Rev., "A", AMBAC, 5.25%, 2015                                         715,000         769,161
                                                                                                                       ------------
                                                                                                                       $  9,619,000
-----------------------------------------------------------------------------------------------------------------------------------
State & Local                 New York Dormitory Authority (City University),
Agencies - 11.9%              "A", 5.625%, 2016                                                        $  2,450,000    $  2,790,060
                              New York Dormitory Authority (Judicial
                              Institute at Pace), AMBAC, 5.5%, 2020                                       2,500,000       2,719,375
                              New York Dormitory Authority Rev., Mental
                              Health Services, "A", MBIA, 5.75%, 2010(++)                                     5,000           5,517
                              New York Dormitory Authority Rev., Mental
                              Health Services, "B", MBIA, 5.25%, 2011(++)                                   385,000         424,051
                              New York Dormitory Authority Rev., Mental
                              Health Services, "D", FSA, 5.25%, 2010(++)                                     35,000          38,156
                              New York Dormitory Authority Rev., Mental
                              Health Services, Unrefunded, "B", MBIA, 5.25%, 2031                           830,000         871,301
                              New York Dormitory Authority Rev., Mental
                              Health Services, Unrefunded, "D", FSA, 5.25%, 2030                             70,000          73,638
                              New York Dormitory Authority, Mental Health
                              Services Facilities Improvement, "A", AMBAC, 5%, 2030                       1,000,000       1,050,280
                              New York Dormitory Authority, Mental Health
                              Services Facilities Improvement, "B", MBIA, 5.25%, 2011(++)                   785,000         862,425
                              New York Dormitory Authority, Mental Health
                              Services Facilities Improvement, "D", FSA, 5.25%, 2010(++)                    895,000         975,693
                              New York Municipal Bond Bank Agency, Special
                              School Purpose Rev., 5.25%, 2022                                            1,000,000       1,068,080
                              New York Urban Development Corp. (Correctional
                              Facilities) AMBAC, 0%, 2009                                                 5,000,000       4,469,950
                              New York Urban Development Corp. (State
                              Facilities), AMBAC, 5.6%, 2015                                              2,750,000       3,138,905
                              Tobacco Settlement Financing Corp., NY, "A-1", 5.5%, 2018                   2,000,000       2,194,480
                                                                                                                       ------------
                                                                                                                       $ 20,681,911
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.4%            New York City, NY, Transitional Finance
                              Authority Rev., "A", 5.75%, 2009(++)                                     $  2,730,000    $  3,015,476
                              New York City, NY, Transitional Finance
                              Authority Rev., "A", 5%, 2026                                               1,000,000       1,048,050
                                                                                                                       ------------
                                                                                                                       $  4,063,526
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.4%                Erie County, NY, Tobacco Asset Securitization
                              Corp., 0%, 2047                                                          $  8,000,000    $    740,560
                              Guam Economic Development Authority, Tobacco
                              Settlement, "B", 5.5%, 2041                                                   400,000         410,140
                              New York County Tobacco Trust II, 5.625%, 2035                                800,000         838,488
                              Westchester, NY, Tobacco Asset Securitization
                              Corp., 5.125%, 2045                                                           500,000         493,070
                                                                                                                       ------------
                                                                                                                       $  2,482,258
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 9.5%             New York Thruway Authority, General Rev., "E", 5.25%, 2008(++)           $    200,000    $    211,670
                              New York Thruway Authority, General Rev., "E", 5.25%, 2015                  1,300,000       1,368,601
                              Niagara Falls, NY, Bridge Commission Toll Rev.,
                              RITES, FGIC, 7.512%, 2015+(+)                                               3,500,000       4,213,230
                              Triborough Bridge & Tunnel Authority Rev., NY, "A", MBIA, 5%, 2012(++)      1,690,000       1,837,807
                              Triborough Bridge & Tunnel Authority Rev., NY, "B", 5%, 2032                1,000,000       1,033,170
                              Triborough Bridge & Tunnel Authority Rev., NY, ETM, 6%, 2012(++)            1,000,000       1,114,480
                              Triborough Bridge & Tunnel Authority Rev., NY,
                              RITES, ETM, 8.012%, 2017+(+), (++)                                          5,000,000       6,362,600
                              Triborough Bridge & Tunnel Authority Rev., NY,
                              Unrefunded "A", MBIA, 5%, 2032                                                310,000         321,402
                                                                                                                       ------------
                                                                                                                       $ 16,462,960
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Metropolitan Transportation Authority Rev., NY,
Tax - 8.3%                    AMBAC, ETM, 5.75%, 2013(++)                                              $    825,000    $    913,819
                              Metropolitan Transportation Authority Rev., NY,
                              Dedicated Tax Fund Rev., 5.5%, 2015(++)                                       750,000         851,625
                              Metropolitan Transportation Authority Rev., NY,
                              Dedicated Tax Fund Rev., FGIC, ETM, 5.25%, 2014(++)                           500,000         530,190
                              Metropolitan Transportation Authority Rev., NY,
                              ETM, 7.375%, 2008(++)                                                       1,095,000       1,168,047
                              Metropolitan Transportation Authority Rev., NY,
                              FGIC, 5.875%, 2010(++)                                                      2,000,000       2,222,940
                              Metropolitan Transportation Authority Rev., NY,
                              FGIC, 5%, 2025                                                              2,500,000       2,616,175
                              Metropolitan Transportation Authority, NY,
                              Commuter Facilities Rev., FGIC, 5.25%, 2011(++)                             1,000,000       1,099,490
                              New York Thruway Authority, General Rev.,
                              Highway & Bridges, 5%, 2008(++)                                             1,000,000       1,056,410
                              New York Thruway Authority, General Rev.,
                              Highway & Bridges, "A", FSA, 5.8%, 2010(++)                                    20,000          22,341
                              New York Thruway Authority, General Rev.,
                              Highway & Bridges, "B-1", FGIC, 5.4%, 2010(++)                              2,000,000       2,200,840
                              Puerto Rico Highway & Transportation Authority
                              Rev., "Y", 5%, 2036                                                         1,700,000       1,758,463
                                                                                                                       ------------
                                                                                                                       $ 14,440,340
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Amherst, NY, Industrial Development Agency Rev.
Colleges - 5.6%               (Daemen College), "A", 6%, 2021                                          $  1,000,000    $  1,075,780
                              Cattaraugus County, NY, Industrial Development
                              Agency Rev. (Jamestown Community College), "A", 6.4%, 2019                    500,000         575,300
                              Hempstead Town, NY, Industrial Development
                              Agency, Civic Facilities Rev. (Hofstra
                              University), MBIA, 5.8%, 2015                                               1,500,000       1,560,645
                              Islip, NY, Community Development Agency Rev.
                              (New York Institute of Technology), 7.5%, 2006(++)                          2,000,000       2,077,000
                              New York Dormitory Authority Rev. (Fordham
                              University), AMBAC, 7.2%, 2015                                                 40,000          40,256
                              New York Dormitory Authority Rev. (St. John's
                              University), "A", MBIA, 5%, 2017                                              300,000         318,255
                              New York Dormitory Authority Rev. (Yeshiva
                              University), AMBAC, 5.125%, 2034                                            1,000,000       1,059,500
                              Onondaga County, NY, Industrial Development
                              Agency Rev. (Le Moyne College), 5.625%, 2021                                  750,000         812,355
                              Schenectady, NY, Industrial Development Agency,
                              Civic Facilities Rev. (Union College), "A", AMBAC, 5%, 2032                 2,000,000       2,077,860
                              Utica, NY, Industrial Development Agency, Civic
                              Facilities Rev. (Utica College), "A", 5.3%, 2008                              110,000         112,444
                                                                                                                       ------------
                                                                                                                       $  9,709,395
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                New York Dormitory Authority Rev. (New York
Dormitories - 0.6%            University), "A", FGIC, 5%, 2029                                         $  1,000,000    $  1,049,740
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Cogeneration      Port Authority NY & NJ, Special Obligation
- 0.3%                        Rev., 6.75%, 2011                                                        $    500,000    $    525,620
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          New York Environmental Facilities, Water
Owned - 1.5%                  Facilities Rev. (NY American Water Co.), 8.85%, 2015                     $  2,500,000    $  2,532,825
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal         Guam Power Authority Rev., RITES, "B-1", AMBAC,
Owned - 3.1%                  7.531%, 2014+(+)                                                         $    500,000    $    575,260
                              Long Island Power Authority, Electrical Systems
                              Rev., "C", 5.5%, 2021                                                         400,000         435,500
                              New York Power Authority Rev., 5.25%, 2040                                  3,000,000       3,171,660
                              New York Power Authority Rev., "A", 5%, 2021                                1,000,000       1,063,230
                              Virgin Islands Water & Power Authority Rev., 5.5%, 2017                       200,000         206,026
                                                                                                                       ------------
                                                                                                                       $  5,451,676
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility         New York City, NY, Municipal Water & Sewer
Revenue - 13.0%               Finance Authority Rev., 5.5%, 2033                                       $  1,850,000    $  2,002,773
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., "A", ETM, 6%, 2010(++)                                620,000         694,220
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., "A", 5%, 2027                                       1,500,000       1,567,080
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., "B", AMBAC, 5%, 2028                                1,500,000       1,580,115
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., "C", 5%, 2031                                       1,000,000       1,044,460
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., AMBAC, ETM, 6.75%, 2014(++)                         1,000,000       1,183,260
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., FGIC, 5.25%, 2033                                   2,000,000       2,100,080
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., MBIA, 5.5%, 2007(++)                                1,250,000       1,314,787
                              New York Environmental Facilities Corp., Clean
                              Water & Drinking Rev., 5%, 2024                                             1,005,000       1,056,466
                              New York Environmental Facilities Corp., Clean
                              Water & Drinking Rev., 5%, 2025                                             1,500,000       1,581,135
                              New York Environmental Facilities Corp., Clean
                              Water & Drinking Rev., 5%, 2029                                             2,000,000       2,103,500
                              New York Environmental Facilities Corp.,
                              Pollution Control Rev., 5.75%, 2010                                           175,000         194,138
                              New York Environmental Facilities Corp.,
                              Pollution Control Rev., 6.875%, 2010                                          220,000         221,542
                              New York Environmental Facilities Corp.,
                              Pollution Control Rev., 7.25%, 2010                                            70,000          70,504
                              New York Environmental Facilities Corp.,
                              Pollution Control Rev., ETM, 5.75%, 2010(++)                                  945,000       1,047,911
                              New York Environmental Facilities Corp.,
                              Pollution Control Rev., ETM, 5.75%, 2010(++)                                1,115,000       1,236,424
                              New York Environmental Facilities Corp., Water
                              Facilities Rev., 6%, 2031                                                   1,005,000       1,075,390
                              New York Environmental Facilities Corp., Water
                              Facilities Rev. (Spring Valley Water Co.), "B",
                              AMBAC, 6.15%, 2024                                                          1,500,000       1,522,890
                              Suffolk County, NY, Water Authority Rev., MBIA, 5.1%, 2012                    895,000         977,107
                                                                                                                       ------------
                                                                                                                       $ 22,573,782
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $154,905,818)                                                                  $167,868,035
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
                              Harris County, TX, Health Facilities
                              Development Rev. (University of Texas Medical
                              Center), 2.81%, due 10/03/05                                             $    300,000    $    300,000
                              Massachusetts Water Resources Authority, 2.75%, due 10/03/05                  100,000         100,000
                              Massachusetts Water Resources Authority Rev., 2.75%, due 10/05/05             195,000         195,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $    595,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $155,500,818)                                                                      $168,463,035
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 3.0%                                                                                     5,206,888
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $173,669,923
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/2007              USD           $3,000,000               Fixed - 3 Year               Floating - 7 Day             $ 31,332
                                                           BMA Swap Index (2.795%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/01/2015              USD            3,000,000               Fixed - 10 Year             Floating - 3 Month              93,377
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/06/2017              USD            2,000,000               Fixed - 12 Year              Floating - 7 Day                1,949
                                                           BMA Swap Index (3.803%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/07/2017              USD            2,000,000               Fixed - 12 Year              Floating - 7 Day                8,561
                                                           BMA Swap Index (3.761%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
11/29/2020              USD            2,000,000               Fixed - 15 Year             Floating - 3 Month              33,133
                                                          LIBOR Swap Index (4.77%)          LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $168,352
---------------------------------------------------------------------------------------------------------------------------------
At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 97.5%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                   PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 5.2%                Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2029                         $  2,000,000    $  2,089,100
                              Charlotte, NC, Airport Rev., "A", MBIA, 5%, 2034                            4,485,000       4,655,116
                              Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2019                        1,000,000       1,079,220
                              Charlotte, NC, Airport Rev., "B", MBIA, 5.875%, 2020                        3,775,000       4,067,223
                              Raleigh Durham, NC, Airport Authority Rev., "A", AMBAC, 5%, 2030            3,000,000       3,141,660
                              Raleigh Durham, NC, Airport Authority Rev., "A", FGIC, 5.25%, 2018          2,700,000       2,905,470
                                                                                                                       ------------
                                                                                                                       $ 17,937,789
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 1.0%        Charlotte, NC, 5.5%, 2010(++)                                            $  3,100,000    $  3,448,037
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.4%            New Hanover County, NC, Public Improvement, 5.8%, 2010(++)               $  4,200,000    $  4,755,618
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 3.7%                Brunswick County, NC, FGIC, 5%, 2020                                     $  2,800,000    $  2,992,164
                              Cumberland County, NC, 5.8%, 2010(++)                                       4,400,000       4,925,580
                              Johnston County, NC, FGIC, 5.6%, 2010(++)                                   2,000,000       2,226,980
                              New Hanover County, NC, Public Improvement, 5%, 2021                        1,435,000       1,514,614
                              New Hanover County, NC, School Improvement, 5%, 2019                        1,255,000       1,341,921
                                                                                                                       ------------
                                                                                                                       $ 13,001,259
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Catawba County, NC, Hospital Rev. (Catawba
Hospitals - 23.8%             Memorial Hospital), AMBAC, 5%, 2017                                      $  1,200,000    $  1,254,984
                              Charlotte-Mecklenberg, NC, Healthcare Systems
                              Rev. (Carolinas Healthcare), "A", 5.75%, 2021                               1,500,000       1,537,530
                              Charlotte-Mecklenberg, NC, Healthcare Systems
                              Rev. (Carolinas Healthcare), "A", 5.125%, 2022                              1,000,000       1,035,380
                              Charlotte-Mecklenberg, NC, Healthcare Systems
                              Rev. (Carolinas Healthcare), "A", 5%, 2031                                  3,500,000       3,590,685
                              Cumberland County, NC, Hospital Facilities Rev.
                              (Cumberland Hospital), MBIA, 0%, 2009                                       1,800,000       1,558,152
                              New Hanover County, NC, Hospital Rev. (New
                              Hanover Regional Medical Center), MBIA, 5%, 2019                            6,225,000       6,486,326
                              North Carolina Medical Care Commission
                              (Cleveland County Healthcare), "A", AMBAC, 5%, 2035                         1,305,000       1,349,722
                              North Carolina Medical Care Commission
                              (Northeast Medical Center), 5.25%, 2029                                     2,000,000       2,107,600
                              North Carolina Medical Care Commission (Novant
                              Health), "A", MBIA, 5%, 2018                                                1,975,000       2,055,600
                              North Carolina Medical Care Commission (Novant
                              Health), Obligations Group A, 5%, 2020                                        500,000         523,640
                              North Carolina Medical Care Commission, Health
                              Care Facilities Rev. (Wakemed), AMBAC, 5%, 2021                             3,500,000       3,702,790
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Betsy Johnson Health Care
                              System), FSA, 5.125%, 2032                                                  1,500,000       1,575,675
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Duke University), "C", 5.25%, 2021                           5,975,000       6,067,613
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Gaston Memorial Hospital), 5.5%, 2015                        5,790,000       5,942,972
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Gaston Memorial Hospital), 5.5%, 2019                        6,500,000       6,670,300
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Maria Parham Medical Center), 6.5%, 2026                     1,000,000       1,094,600
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Mission-St. Joseph Health
                              Systems), 5.5%, 2021                                                        2,825,000       3,024,191
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Mission-St. Joseph Health
                              Systems), MBIA, 5.1%, 2018                                                  1,500,000       1,563,675
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Pitt County Memorial Hospital), "B", 5%, 2018                3,000,000       3,097,290
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Rex Healthcare), AMBAC, 5%, 2017                             5,000,000       5,197,750
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Southeastern Regional Medical Center), 5.375%, 2032          3,330,000       3,464,232
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2013                   1,000,000         717,230
                              North Carolina Medical Care Commission,
                              Hospital Rev. (Wilson Memorial Hospital), AMBAC, 0%, 2015                   1,140,000         737,580
                              Northern Hospital District Surry County, NC,
                              Health Care Facilities Rev., ASST GTY, 5.5%, 2019                           1,250,000       1,329,338
                              Northern Hospital District Surry County, NC,
                              Health Care Facilities Rev., ASST GTY, 5.1%, 2021                           1,000,000       1,048,460
                              Pitt County, NC, Rev., Pitt County Memorial
                              Hospital, ETM, 5.25%, 2021(++)                                             10,135,000      10,551,346
                              University of North Carolina, Hospital Rev.
                              (Chapel Hill Hospital), 5.25%, 2006(++)                                     4,800,000       4,937,424
                                                                                                                       ------------
                                                                                                                       $ 82,222,085
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          North Carolina Medical Care Commission, Health
Long Term Care - 0.8%         Care Facilities Rev. (Arbor Acres Community), 6.375%, 2032               $  1,000,000    $  1,048,220
                              North Carolina Medical Care Commission, Health
                              Care Facilities Rev. (Deerfield), "A", 5%, 2023                             1,000,000       1,034,610
                              North Carolina Medical Care Commission, Health
                              Care Facilities Rev. (Givens Estates), 6.5%, 2032                             800,000         846,000
                                                                                                                       ------------
                                                                                                                       $  2,928,830
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.6%         Cumberland County, NC, Finance Corp.,
                              Installment Payment Rev. (Detention Center &
                              Mental Health), AMBAC, 5.625%, 2019                                      $  2,125,000    $  2,289,709
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Virgin Islands Public Finance Authority
Other - 0.3%                  Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                $    860,000    $    919,959
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Columbus County, NC, Industrial Facilities &
Paper - 2.2%                  Pollution Control Financing Authority Rev.
                              (International Paper Co.), "A", 5.8%, 2016                               $  2,000,000    $  2,093,260
                              Haywood County, NC, Industrial Facilities &
                              Pollution Control Financing Authority Rev.
                              (Champion International Corp.), "A", 5.75%, 2025                            5,400,000       5,455,026
                                                                                                                       ------------
                                                                                                                       $  7,548,286
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Charlotte, NC, Housing Authority Rev., Mortgage
Revenue - 2.5%                Rocky Branch II, GNMA, 4.65%, 2035                                       $  2,000,000    $  1,961,860
                              Mecklenburg County, NC (Little Rock
                              Apartments), FNMA, 5.15%, 2022                                              1,000,000       1,034,920
                              North Carolina Housing Finance Agency, "H",
                              FHA, 6.05%, 2028                                                            4,460,000       4,559,146
                              North Carolina Medical Care Commission, Health
                              Care Facilities Rev. "A", 5.8%, 2034                                        1,000,000       1,033,680
                                                                                                                       ------------
                                                                                                                       $  8,589,606
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 5.6%                  North Carolina Housing Finance Agency Rev., "13-A", 4.25%, 2028          $  2,070,000    $  2,080,288
                              North Carolina Housing Finance Agency Rev., "14-A", AMBAC, 4.35%, 2028      3,610,000       3,632,743
                              North Carolina Housing Finance Agency Rev., "15-A", FSA, 4.95%, 2032          485,000         488,555
                              North Carolina Housing Finance Agency Rev., "19-A", 5.1%, 2030              2,490,000       2,526,603
                              North Carolina Housing Finance Agency Rev., "5-A", 5.55%, 2019              3,445,000       3,513,314
                              North Carolina Housing Finance Agency Rev., "7-A", 6.15%, 2020                755,000         783,947
                              North Carolina Housing Finance Agency Rev., "A", 5.25%, 2020                1,480,000       1,496,561
                              North Carolina Housing Finance Agency Rev., "A", 5.375%, 2023                 245,000         250,517
                              North Carolina Housing Finance Agency Rev., "PP", FHA, 6.15%, 2017          1,575,000       1,627,290
                              North Carolina Housing Finance Agency Rev., "RR", 5.85%, 2028               2,820,000       2,867,602
                                                                                                                       ------------
                                                                                                                       $ 19,267,420
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -              Brunswick County, NC, Certificates of
Other - 8.8%                  Participation, FSA, 5.5%, 2020                                           $  1,000,000    $  1,103,680
                              Cabarrus County, NC, Installment Financing Contract, 5%, 2021               5,500,000       5,823,675
                              Carteret County, NC, AMBAC, 5.625%, 2020                                    1,010,000       1,100,910
                              Charlotte, NC, Certificates of Participation
                              (Convention Facilities), AMBAC, 0%, 2005                                    4,810,000       4,789,221
                              Charlotte, NC, Certificates of Participation
                              (Convention Facilities), AMBAC, 0%, 2006                                    1,075,000       1,038,407
                              Charlotte, NC, Certificates of Participation
                              (Convention Facilities), AMBAC, 0%, 2008                                    3,000,000       2,695,560
                              Charlotte, NC, Certificates of Participation
                              (Public Safety Facilities), "D", 5.5%, 2010(++)                             3,000,000       3,311,040
                              Harnett County, NC, Certificates of
                              Participation, FSA, 5.25%, 2015                                             1,020,000       1,137,290
                              Harnett County, NC, Certificates of
                              Participation, FSA, 5.5%, 2016                                              1,225,000       1,341,939
                              Pitt County, NC, Certificates of Participation
                              (School Facilities Improvement), "A", FSA, 5.5%, 2020                       1,250,000       1,350,713
                              Pitt County, NC, Certificates of Participation
                              (School Facilities Improvement), "B", FSA, 5.75%, 2018                      1,390,000       1,531,989
                              Pitt County, NC, Certificates of Participation
                              (School Facilities Improvement), "B", FSA, 5.75%, 2019                      1,390,000       1,530,765
                              Randolph County, NC, Certificates of
                              Participation, FSA, 5.6%, 2009(++)                                          3,000,000       3,281,820
                              Rockingham, NC, Certificates of Participation,
                              AMBAC, 5.125%, 2024                                                           350,000         374,392
                                                                                                                       ------------
                                                                                                                       $ 30,411,401
-----------------------------------------------------------------------------------------------------------------------------------
State & Local Agencies
- 5.6%                        Cabarrus County, NC, Development Corp., AMBAC, 5.3%, 2019                $  1,250,000    $  1,337,975
                              Forsyth County, NC, Certificates of
                              Participation (Forsyth County Public Facilities
                              Equipment), 5.25%, 2013(++)                                                 1,230,000       1,368,584
                              Forsyth County, NC, Certificates of
                              Participation (Public Facilities & Equipment
                              Project), 5.25%, 2013(++)                                                     775,000         862,319
                              Iredell County, NC, Public Facilities (School
                              Projects), AMBAC, 5.5%, 2010(++)                                            1,000,000       1,103,680
                              New Hanover County, NC, Certificates of
                              Participation (New Hanover County Projects),
                              AMBAC, 5.25%, 2011(++)                                                      1,635,000       1,811,090
                              Puerto Rico Housing Bank & Finance Agency (Kidder), 7.5%, 2006              7,000,000       7,291,200
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016+(+)            1,500,000       1,893,840
                              Rutherford County, NC, Certificates of
                              Participation (Rutherford County School), AMBAC, 5%, 2023                     840,000         888,980
                              Winston Salem, NC, Certificates of
                              Participation, "C", 5%, 2018                                                2,575,000       2,724,093
                                                                                                                       ------------
                                                                                                                       $ 19,281,761
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.8%            Virgin Islands Public Finance Authority Rev., "A", 5.5%, 2022            $  1,650,000    $  1,725,653
                              Virgin Islands Public Finance Authority Rev.,
                              ASST GTY, 5.5%, 2018                                                        1,000,000       1,062,660
                                                                                                                       ------------
                                                                                                                       $  2,788,313
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%                Childrens Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, 5.375%, 2033                                                $  1,835,000    $  1,897,023
                              Childrens Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, "A", 0%, 2050                                                  2,000,000         127,840
                                                                                                                       ------------
                                                                                                                       $  2,024,863
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Commonwealth of Puerto Rico, Highway & Transportation
Tax - 2.2%                    Authority Rev., RITES, FSA, 9.041%, 2018+(+)                             $  5,425,000    $  7,513,625
-----------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 9.4%               Appalachian State University, NC, "A", FGIC, 5.125%, 2022                $  1,260,000    $  1,351,778
                              Appalachian State University, NC, Rev. "C", MBIA, 5%, 2030                  1,000,000       1,049,630
                              Appalachian State University, NC, Rev., FSA, 5.6%, 2010(++)                 2,285,000       2,537,104
                              East Carolina University, NC, Rev., "A", AMBAC, 5.25%, 2021                 1,375,000       1,487,544
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (Duke University), "A", 5%, 2041                                2,000,000       2,084,640
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (Duke University), "A", 5.125%, 2041                            5,000,000       5,197,000
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (Duke University), "A", 5.25%, 2042                             2,000,000       2,105,000
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (High Point University), 5.125%, 2018                             510,000         543,930
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (High Point University), 5.125%, 2021                             300,000         318,657
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (Johnson & Wales University), "A", XLCA, 5.25%, 2021              775,000         838,721
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (Johnson & Wales University), "A", XLCA, 5.25%, 2022            1,870,000       2,018,721
                              North Carolina Capital Facilities, Finance
                              Agency Rev. (Johnson & Wales University), "A", XLCA, 5%, 2033               2,000,000       2,065,540
                              Puerto Rico Industrial Tourist Authority
                              (University Plaza), "A", MBIA, 5%, 2020                                     2,180,000       2,293,316
                              University of North Carolina, Greensboro Rev., "A", FSA, 5%, 2020           2,835,000       3,003,456
                              University of North Carolina, Systems Pool
                              Rev., "C", AMBAC, 5%, 2029                                                  2,000,000       2,088,560
                              University of North Carolina, University Rev., 5%, 2028                     2,000,000       2,102,360
                              University of North Carolina, Wilmington Rev., "A", AMBAC, 5%, 2019         1,375,000       1,461,488
                                                                                                                       ------------
                                                                                                                       $ 32,547,445
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          Wake County, NC, Industrial Facilities &
Owned - 0.8%                  Pollution Control Rev. (Carolina Power & Light Co.), 5.375%, 2017        $  2,500,000    $  2,666,350
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 14.3%                 North Carolina Eastern Municipal Power Agency, "A", 7.5%, 2009(++)       $  2,595,000    $  3,029,377
                              North Carolina Eastern Municipal Power Agency, "A", ETM, 5%, 2017(++)       3,120,000       3,413,530
                              North Carolina Eastern Municipal Power Agency, "A", MBIA, 7.5%, 2010        3,005,000       3,495,055
                              North Carolina Eastern Municipal Power Agency, "B", MBIA, 7.25%, 2007       5,000,000       5,259,350
                              North Carolina Eastern Municipal Power Agency, AMBAC, 6%, 2018              1,245,000       1,472,088
                              North Carolina Eastern Municipal Power Agency,
                              RITES, AMBAC, 9.021%, 2018+(+)                                              6,500,000       8,871,200
                              North Carolina Municipal Power Agency, Catawba
                              Electric Rev., 6.375%, 2013                                                 1,000,000       1,107,980
                              North Carolina Municipal Power Agency, Catawba
                              Electric Rev., MBIA, 7%, 2007                                               5,000,000       5,244,250
                              North Carolina Municipal Power Agency, Catawba
                              Electric Rev., MBIA, 6%, 2011                                               5,000,000       5,611,100
                              North Carolina Municipal Power Agency, ROLS, MBIA, 8.016%, 2019+(+)         5,000,000       5,791,300
                              North Carolina Municipal Power Agency, ROLS, MBIA, 8.016%, 2020+(+)         3,000,000       3,455,280
                              Raleigh, NC, Combined Enterprise Systems Rev., 5.125%, 2007(++)             2,000,000       2,099,780
                              Raleigh, NC, Combined Enterprise Systems Rev., 5%, 2024                       385,000         409,413
                                                                                                                       ------------
                                                                                                                       $ 49,259,703
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 7.9%                Broad River, NC, Water Authority Rev., MBIA, 5.75%, 2010(++)             $  1,490,000    $  1,660,441
                              Cary, NC, Combined Enterprise Systems Rev., 5%, 2026                        1,000,000       1,046,810
                              Charlotte, NC, Storm Water Fee Rev., 6%, 2010(++)                           3,180,000       3,577,818
                              Charlotte, NC, Storm Water Fee Rev., 5%, 2034                               4,190,000       4,362,963
                              Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2009(++)                  2,000,000       2,198,160
                              Charlotte, NC, Water & Sewer Systems Rev., 5.75%, 2010(++)                  3,075,000       3,426,749
                              Charlotte, NC, Water & Sewer Systems Rev., 5.5%, 2017                       1,650,000       1,804,781
                              Durham County, NC, Enterprise Systems Rev., MBIA, 5%, 2023                  1,675,000       1,776,488
                              Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2018                  1,490,000       1,593,734
                              Greensboro, NC, Enterprise Systems Rev., "A", 5.125%, 2019                  1,750,000       1,868,160
                              Greenville, NC, Combined Enterprise Systems Rev., FSA, 5%, 2016             1,005,000       1,075,722
                              Greenville, NC, Combined Enterprise Systems Rev., FSA, 5.25%, 2019          1,170,000       1,272,200
                              Harnett County, NC, Water & Sewer Systems Rev., AMBAC, 5%, 2028               700,000         734,034
                              Kannapolis, NC, Water & Sewer Rev., "B", FSA, 5.25%, 2021                   1,000,000       1,070,000
                                                                                                                       ------------
                                                                                                                       $ 27,468,060
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $313,935,958)                                                                  $336,870,119
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                  PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                              Illinois Health Facilities Authority Rev.
                              (University of Chicago Hospital), 2.81%, due 10/03/05                    $    100,000    $    100,000
                              Jefferson County, AL, Sewer Rev., Capital
                              Improvement Warrants, "A", 2.76%, due 10/06/05                                100,000         100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $    200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $314,135,958)                                                                      $337,070,119
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.4%                                                                                     8,224,576
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $345,294,695
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/2007              USD           $7,000,000               Fixed - 3 Year               Floating - 7 Day             $ 73,109
                                                           BMA Swap Index (2.795%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/01/2015              USD            3,000,000               Fixed - 10 Year             Floating - 3 Month              93,377
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $166,486
---------------------------------------------------------------------------------------------------------------------------------
At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 97.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port                Allegheny County PA, Airport Rev. (Pittsburgh
Revenue - 2.1%                International Airport), FGIC, 6.125%, 2017                               $    500,000    $    540,565
                              Allegheny County PA, Airport Rev. (Pittsburgh
                              International Airport), MBIA, 5.75%, 2014                                   1,000,000       1,094,550
                              Susquehanna Area Regional Airport, 5.375%, 2018                               200,000         207,193
                              Susquehanna Area Regional Airport, AMBAC, 5.375%, 2023                        500,000         530,545
                                                                                                                       ------------
                                                                                                                       $  2,372,853
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 7.7%        Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.3%, 2018        $    285,000    $    307,854
                              Allegheny County, PA, Unrefunded Balance, "C53", FGIC, 5.4%, 2019             290,000         314,705
                              Beaver County, PA, MBIA, 5.75%, 2006(++)                                      250,000         257,045
                              Bedford County PA, "N", AMBAC, 5%, 2028                                     1,000,000       1,053,470
                              Commonwealth of Puerto Rico, ROLS, FGIC, 8.553%, 2015+(+)                   1,000,000       1,279,720
                              Commonwealth of Puerto Rico, ROLS, XLCA, 8.463%, 2017+(+)                   1,000,000       1,280,740
                              Erie County, PA, Convention Center, FGIC, 5%, 2025                            500,000         526,905
                              Erie County, PA, Convention Center, FGIC, 5%, 2026                            500,000         525,730
                              Luzerne County, PA, MBIA, 5.25%, 2025                                         500,000         532,916
                              North Huntingdon Township, PA, AMBAC, 5.25%, 2019                             500,000         541,535
                              Pennsylvania State Finance Authority Rev. (Penn
                              Hills), "A", FGIC, 5.45%, 2010(++)                                             85,000          93,553
                              Pennsylvania State Finance Authority Rev. (Penn
                              Hills), "A", FGIC, 5.45%, 2019                                                415,000         450,495
                              State of Pennsylvania, 6%, 2010(++)                                         1,000,000       1,115,960
                              State of Pennsylvania, 6.25%, 2010                                            300,000         337,812
                                                                                                                       ------------
                                                                                                                       $  8,618,440
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 0.5%            Pittsburgh, PA, FGIC, 5.75%, 2009(++)                                    $    500,000    $    545,485
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 23.5%               Allegheny Valley, PA, School District, "A", MBIA, 5%, 2028               $  1,000,000    $  1,049,790
                              Ambridge, PA, Area School District, MBIA, 5%, 2034                            750,000         782,190
                              Butler, PA, School District, FGIC, 5.375%, 2018                               500,000         529,150
                              Chambersburg, PA, School District, FSA, 5%, 2016                              500,000         527,555
                              Chester County, PA, School Authority (School
                              Intermediate Unit Project), "N", AMBAC, 5%, 2025                              750,000         792,893
                              Downingtown, PA, School District, AMBAC, 5.65%, 2008(++)                      500,000         535,150
                              Exeter Township, PA, School District, FGIC, 5%, 2025                        1,000,000       1,051,660
                              Garnet Valley, PA, School District, FGIC, 5.5%, 2015                          750,000         828,150
                              Gateway, PA, Alleghany School District, FGIC, 5.2%, 2023                    1,000,000       1,073,170
                              Gateway, PA, Allegheny School District, FGIC, 5%, 2032                      1,890,000       1,964,674
                              Mt. Lebanon PA, School District, MBIA, 5%, 2020                             1,000,000       1,058,590
                              North Allegheny, PA, School District, FGIC, 5.05%, 2022                       590,000         617,583
                              North Pocono, PA, School District, FGIC, 5%, 2023                             500,000         526,315
                              North Schuylkill, PA, School District, FGIC, 5%, 2028                         650,000         674,778
                              Palmyra, PA, School District, FGIC, 5.375%, 2016                              820,000         896,457
                              Pennridge, PA, School District, MBIA, 5%, 2020                                500,000         529,295
                              Pennridge, PA, School District, MBIA, 5%, 2021                                500,000         528,320
                              Pennsylvania Public School Building (Garnet
                              Valley School Disctrict), AMBAC, 5.5%, 2018                                 1,005,000       1,091,108
                              Perkiomen Valley, PA, School District, "A", FSA, 5.25%, 2028                1,000,000       1,065,650
                              Perkiomen Valley, PA, School District, FSA, 5%, 2019                          500,000         523,575
                              Perkiomen Valley, PA, School District, FSA, 5%, 2023                        1,000,000       1,049,630
                              Perkiomen Valley, PA, School District, FSA, 5%, 2024                        1,000,000       1,050,290
                              Perkiomen Valley, PA, School District, FSA, 5%, 2025                        1,260,000       1,320,883
                              Philadelphia, PA, School District, AMBAC, 5.375%, 2007(++)                    500,000         518,050
                              Philadelphia, PA, School District, FSA, 5.75%, 2011(++)                       500,000         558,285
                              Philadelphia, PA, School District, MBIA, 6%, 2010(++)                         500,000         555,130
                              South Park, PA, School District, FGIC, 5%, 2019                               750,000         787,778
                              Southeastern Area, PA, Special Schools Authority Rev., 0%, 2007               360,000         338,238
                              State Public School Building Authority,
                              Pennsylvania School (Colonial Intermediate Unit 20),
                              FGIC, 5%, 2030                                                                500,000         522,085
                              State Public School Building Authority,
                              Pennsylvania School (Lease Philadelphia School
                              District), FSA, 5.25%, 2024                                                 1,000,000       1,072,140
                              State Public School Building Authority,
                              Pennsylvania School (Tuscarora School District), FSA, 5%, 2024              1,000,000       1,050,290
                              State Public School Building Authority,
                              Pennsylvania School (Wattsburg School District), MBIA, 0%, 2027             2,150,000         758,434
                                                                                                                       ------------
                                                                                                                       $ 26,227,286
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Allegheny County, PA, Hospital Development
Hospitals - 11.5%             Authority Rev. (South Hills Health System), MBIA, 5.8%, 2016             $    500,000    $    517,295
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (South Hills Health Systems), "B", 6.75%, 2025                 555,000         589,349
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (UPMC Health Systems), MBIA, 5%, 2018                          500,000         521,090
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (West Penn Allegheny Health), 9.25%, 2030                      150,000         178,715
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (West Penn Allegheny Health), "B", 9.25%, 2022                  50,000          59,801
                              Blair County, PA, Hospital Authority Rev. (Altoona), AMBAC, 5.5%, 2008        470,000         497,979
                              Erie County, PA, Hospital Authority Rev. (Hamot
                              Health Foundation), AMBAC, 5.25%, 2017                                        675,000         730,397
                              Lancaster County, PA, Hospital Authority Rev., 5.5%, 2026                     500,000         528,285
                              Lebanon County, PA, Health Facilities Authority
                              Rev. (Good Samaritan Hospital), 5%, 2018                                      200,000         204,946
                              Lebanon County, PA, Health Facilities Authority
                              Rev. (Good Samaritan Hospital), 6%, 2035                                      350,000         377,090
                              Lehigh County, PA, General Purpose Authority
                              (Good Shepherd Group), "A", 5.625%, 2034                                      350,000         371,550
                              Lehigh County, PA, General Purpose Authority
                              (Lehigh Valley Hospital), 5.25%, 2032                                         600,000         621,708
                              Lehigh County, PA, General Purpose Authority
                              (Lehigh Valley Hospital), MBIA, 7%, 2016                                      250,000         312,200
                              Lehigh County, PA, General Purpose Authority
                              (St. Lukes Bethlehem Hospital), 5.375%, 2033                                  600,000         616,794
                              Lehigh County, PA, Hospital Rev. (Lehigh Valley
                              Hospital), FSA, 5.25%, 2019                                                   500,000         536,515
                              Lycoming County, PA, Authority Hospital Rev.
                              (Williamsport Hospital Obligation Group),
                              CONNIE LEE, 5.375%, 2010                                                      750,000         766,853
                              Monroe County, PA, Hospital Authority Rev.
                              (Pocono Medical Center), 6%, 2043                                             750,000         797,468
                              Mount Lebanon, PA, Hospital Authority Rev. (St.
                              Clair Memorial Hospital), 5.625%, 2032                                        400,000         419,952
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (UPMC Health), 6.25%, 2018                                     100,000         111,718
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (UPMC Health), 6%, 2031                                        650,000         713,928
                              Philadelphia, PA, Health & Educational
                              Facilities Rev. (Jeane Health), 6.6%, 2010                                    140,000         151,761
                              Philadelphia, PA, Health & Educational
                              Facilities Rev. (Temple Universty), 6.625%, 2023                              250,000         251,160
                              Sayre, PA, Health Care Facilities Authority
                              Rev. (Guthrie Health), 5.875%, 2031                                           500,000         536,750
                              Sayre, PA, Health Care Facilities Authority
                              Rev. (Latrobe Hospital), AMBAC, 5.25%, 2015                                   585,000         645,214
                              Southcentral, PA, General Authority Rev., 5.625%, 2011(++)                    490,000         550,907
                              Southcentral, PA, General Authority Rev..
                              Wellspan Health, ETM, 5.625%, 2026(++)                                        110,000         121,985
                              St. Mary's Hospital Authority, PA, Health
                              Systems Rev. (Catholic Health East), "B", 5.375%, 2034                        750,000         788,835
                              West Shore, PA, Hospital Authority (Holy Spirit
                              Hospital), 6.25%, 2032                                                        350,000         375,883
                                                                                                                       ------------
                                                                                                                       $ 12,896,128
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Clarion, PA, Industrial Development Authority
Long Term Care - 1.0%         Rev. (Beverly Enterprises, Inc.), 7.5%, 2012                             $    150,000    $    153,003
                              Cumberland County, PA, Retirement Community
                              Rev. (Wesley Affiliated Services), 7.25%, 2035                                150,000         161,024
                              Lancaster County, PA, Hospital Authority Rev.
                              (Willow Valley Retirement Project), 5.875%, 2031                              500,000         525,330
                              Montgomery County, PA, Industrial Development
                              Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035                      250,000         260,105
                                                                                                                       ------------
                                                                                                                       $  1,099,462
-----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.1%         Montgomery County, PA, Industrial Development
                              Authority (Wordsworth Academy), 8%, 2024                                 $    150,000    $    151,266
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          New Morgan, PA, Industrial Development
Environmental                 Authority, Solid Waste Disposal Rev. (New
Services - 1.0%               Morgan Landfill Co, Inc./Browning Ferris, Inc.), 6.5%, 2019              $    530,000    $    533,371
                              Westmoreland County, PA, Industrial Development
                              Corp. (Waste Management), LOC, 5.1%, 2018                                     500,000         521,340
                                                                                                                       ------------
                                                                                                                       $  1,054,711
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Bucks County, PA, Industrial Development
Other - 1.7%                  Authority Rev. (USX Corp.), 5.4%, 2017                                   $    300,000    $    323,109
                              Pennsylvania Economic Development Financing
                              Authority Rev. (Amtrak), 6.125%, 2021                                         150,000         160,458
                              Pennsylvania Economic Development Financing
                              Authority, Solid Waste Disposal Rev. (Proctor &
                              Gamble), 5.375%, 2031                                                       1,000,000       1,101,030
                              Virgin Islands Public Finance Authority
                              Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                     270,000         288,824
                                                                                                                       ------------
                                                                                                                       $  1,873,421
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Erie County, PA, Industrial Development
Paper - 0.6%                  Authority, Pollution Control (International
                              Paper Co.), "A", 5.3%, 2012                                              $    650,000    $    685,711
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -       Gallery Certificate Trust, PA, Parking Rev.,
Other - 0.2%                  FSA, 4.5%, 2013+                                                         $    165,000    $    165,013
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Philadelphia, PA, Housing Authority Capital
Revenue - 1.0%                Program Rev., FSA, 5.25%, 2014                                           $  1,000,000    $  1,103,640
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 1.9%                Philadelphia, PA, Public Parking Authority Rev., FSA, 5.625%, 2015       $  1,000,000    $  1,085,260
                              Pittsburgh, PA, Public Parking Authority Rev., "A",
                              FGIC, 5%, 2025                                                                500,000         520,585
                              Pittsburgh, PA, Public Parking Authority Rev., AMBAC, 6%, 2020                500,000         558,250
                                                                                                                       ------------
                                                                                                                       $  2,164,095
-----------------------------------------------------------------------------------------------------------------------------------
Sales & Excise Tax            Pittsburgh & Allegheny County, PA, Sales Tax
Revenue - 0.5%                Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2017                  $    500,000    $    531,520
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Allegheny County, PA, Residential Financing
Local - 0.5%                  Authority, Single Family Mortgage Rev., Ser "RR", 4.75%, 2025            $    375,000    $    368,794
                              Pittsburgh, PA, Urban Development Authority
                              Mortgage Rev., 5.5%, 2010                                                     225,000         225,234
                                                                                                                       ------------
                                                                                                                       $    594,028
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Pennsylvania Housing Finance Agency, Single
State - 4.0%                  Family Mortgage Rev., 5.75%, 2013                                        $    195,000    $    195,033
                              Pennsylvania Housing Finance Agency, Single
                              Family Mortgage Rev., 5%, 2014                                                500,000         511,505
                              Pennsylvania Housing Finance Agency, Single
                              Family Mortgage Rev., 5.1%, 2020                                            1,405,000       1,426,511
                              Pennsylvania Housing Finance Agency, Single
                              Family Mortgage Rev., 5.25%, 2021                                             750,000         757,523
                              Pennsylvania Housing Finance Agency, Single
                              Family Mortgage Rev., 5.25%, 2033                                             625,000         640,588
                              Pennsylvania Housing Finance Agency, Single
                              Family Mortgage Rev., 5%, 2034                                                900,000         927,405
                                                                                                                       ------------
                                                                                                                       $  4,458,565
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%    Delaware County, PA, Industrial Development Authority,
                              Resource Recovery Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019          $    300,000    $    310,041
-----------------------------------------------------------------------------------------------------------------------------------
State & Local                 Delaware Valley, PA, Regional Finance
Agencies - 4.0%               Authority, RITES, AMBAC, 8.325%, 2018(+)                                 $    500,000    $    607,890
                              Northumberland County, PA (Country Careers &
                              Arts Center), 6.65%, 2020                                                     245,000         252,370
                              Pennsylvania Convention Center Rev., 6.75%, 2019                              250,000         254,980
                              Pennsylvania Industrial Development Authority,
                              Economic Development, AMBAC, 7%, 2007                                         300,000         314,544
                              Philadelphia, PA, Industrial Development
                              Authority, FSA, 5.125%, 2026                                                1,000,000       1,053,040
                              Philadelphia, PA, Industrial Development
                              Authority, FSA, 5.25%, 2030                                                   750,000         784,320
                              Philadelphia, PA, Industrial Development
                              Authority, MBIA, 5.35%, 2012                                                  500,000         524,520
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013+(+)              500,000         618,510
                                                                                                                       ------------
                                                                                                                       $  4,410,174
-----------------------------------------------------------------------------------------------------------------------------------
Student Loan                  Pennsylvania Higher Education, Capital
Revenue - 1.4%                Acquistion Rev., MBIA, 5%, 2026                                          $  1,500,000    $  1,557,975
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%            Pittsburgh & Allegheny County, PA, Sales Tax
                              Rev. (Public Auditorium Hotel Room), AMBAC, 5.25%, 2013                  $    500,000    $    538,010
                              Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024                135,000         141,908
                                                                                                                       ------------
                                                                                                                       $    679,918
-----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 0.3%         Allegheny County, PA, Redevelopment Authority
                              Rev. (Pittsburgh Mills), 5.6%, 2023                                      $    350,000    $    367,570
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%                Children's Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, 5.375%, 2033                                                $    325,000    $    335,985
                              Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                   150,000         151,839
                                                                                                                       ------------
                                                                                                                       $    487,824
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Allegheny County, PA, Port Authority Special
Tax - 6.1%                    Rev., MBIA, 6.25%, 2009(++)                                              $    500,000    $    554,675
                              Commonwealth of Puerto Rico Highway &
                              Transportation Authority, "Y", 5.5%, 2036                                   1,020,000       1,116,043
                              Commonwealth of Puerto Rico Highway &
                              Transportation Authority, ROLS, MBIA, 8.553%, 2020+(+)                      1,500,000       1,968,180
                              Pennsylvania Turnpike Commission, 5.5%, 2015                                  250,000         273,188
                              Pennsylvania Turnpike Commission, MBIA, 5%, 2024                            1,775,000       1,870,850
                              Southeastern Pennsylvania Transportation
                              Authority, Special Rev., FGIC, 5.25%, 2013                                    500,000         534,620
                              Southeastern Pennsylvania Transportation
                              Authority, Special Rev., FGIC, 5.375%, 2017                                   500,000         524,735
                                                                                                                       ------------
                                                                                                                       $  6,842,291
-----------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 11.0%              Allegheny County, PA, (Chatham College), 5.95%, 2032                     $    335,000    $    356,202
                              Cumberland County, PA, Municipal Authority
                              (Dickinson College), AMBAC, 5.55%, 2017                                       535,000         577,554
                              Lycoming County, PA, (College of Technology), AMBAC, 5.25%, 2032              750,000         785,580
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Clarion University Foundation), XLCA, 5%, 2023              1,000,000       1,054,360
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Drexel University), 5.2%, 2032                                500,000         525,930
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Drexel University), MBIA, 5%, 2028                            750,000         789,015
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Indepedent Colleges & University), FGIC, 5%, 2024           1,000,000       1,056,320
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Marywood University), MBIA, 5.5%, 2010(++)                    300,000         328,524
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Mercyhurst College), "B", 5%, 2023                            500,000         508,600
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Widener University), 5.375%, 2029                             300,000         316,641
                              Pennsylvania Higher Educational Facilities
                              Authority Rev. (Widener University), 5%, 2031                                 300,000         306,498
                              Pennsylvania Public School Building Authority
                              (Delaware County College), MBIA, 5.75%, 2016                                  500,000         551,085
                              Pennsylvania State Higher Educational
                              Facilities Authority, "C", 4.5%, 2030                                       1,000,000         986,700
                              Pennsylvania State Public School Building
                              Authority, Montgomery County Community College, AMBAC, 5%, 2025               500,000         529,630
                              Pennsylvania State University, 5%, 2029                                     1,400,000       1,476,006
                              Pennsylvania State University, "A", 5%, 2029                                1,000,000       1,049,790
                              Union County, PA, Higher Educational Facilities
                              Financing Authority, University Rev. (Bucknell
                              University), 5.25%, 2021                                                    1,000,000       1,078,860
                                                                                                                       ------------
                                                                                                                       $ 12,277,295
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Pennsylvania Economic Development Financing
Dormitories - 0.6%            Authority (Germantown Friends School Project), 5.35%, 2031               $    600,000    $    633,252
-----------------------------------------------------------------------------------------------------------------------------------
Utilities -                   Carbon County, PA, Industrial Development
Cogeneration - 0.3%           Authority Rev. (Panther Creek Partners), 6.65%, 2010                     $    125,000    $    133,191
                              Pennsylvania Economic Development Financing
                              Authority Rev., Resources Recovery Rev.
                              (Colver) "G", 5.125%, 2015+                                                   100,000          99,625
                              Pennsylvania Economic Development Financing
                              Authority Rev., Resources Recovery Rev.
                              (Northampton Generating), 6.4%, 2009                                          150,000         151,065
                                                                                                                       ------------
                                                                                                                       $    383,881
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          Lehigh County, PA, Industrial Development
Owned - 1.4%                  Authority Pollution Control Rev. (PPL Electric
                              Utility Corp.), "A", FGIC, 4.7%, 2029                                    $    500,000    $    499,265
                              Lehigh County, PA, Industrial Development
                              Authority Rev. (PPL Electric Utilities Corp.), FGIC, 4.75%, 2027              750,000         759,578
                              Pennsylvania Economic Development Financing
                              Authority Rev. (Reliant Energy Seward), "A", 6.75%, 2036                      250,000         268,750
                                                                                                                       ------------
                                                                                                                       $  1,527,593
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 4.6%                  Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2014+(+)                $  2,170,000    $  2,496,628
                              Philadelphia, PA, Gas Works Rev. (1998 General
                              Ordinance), FSA, 5.25%, 2020                                                1,000,000       1,077,620
                              Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2016                           1,000,000       1,074,600
                              Philadelphia, PA, Gas Works Rev., FSA, 5.5%, 2018                             500,000         540,470
                                                                                                                       ------------
                                                                                                                       $  5,189,318
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.3%                Allegheny County, PA, Sewer Rev., MBIA, 5.75%, 2010(++)                  $    750,000    $    836,708
                              Bucks County, PA, (Suburban Water Co.), FGIC, 5.55%, 2032                   1,000,000       1,061,250
                              Delaware County, PA, Water Quality Control
                              Authority, Sewer Rev., FGIC, 5%, 2018                                         750,000         786,345
                              Fairview Township, PA, Sewer Rev., FGIC, 5.05%, 2018                          750,000         790,410
                              Johnstown, PA, Redevelopment Authority, Sewer Rev., "A", FSA, 5%, 2034      1,500,000       1,563,135
                              Lancaster County, PA, Water & Sewer Authority Rev., MBIA, 5%, 2028            440,000         460,755
                              Unity Township, PA, Municipal Authority Sewer Rev., FSA, 5%, 2034           1,660,000       1,731,762
                              University Area Joint Authority, Sewer rev., MBIA, 5%, 2023                 1,500,000       1,566,135
                              Virgin Islands Water & Power Authority Rev.,
                              ASST GTY, 5.3%, 2018                                                          500,000         526,620
                                                                                                                       ------------
                                                                                                                       $  9,323,120
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $103,380,504)                                                                  $108,531,876
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "A", 2.78%, due 10/06/05                                      $    500,000    $    500,000
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "B", 2.78%, due 10/06/05                                         1,400,000       1,400,000
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "C", 2.78%, due 10/06/05                                           200,000         200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  2,100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $105,480,504)                                                                      $110,631,876
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                                                     1,149,353
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $111,781,229
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/2007              USD           $2,000,000               Fixed - 3 Year               Floating - 7 Day             $ 20,888
                                                           BMA Swap Index (2.795%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/01/2015              USD            3,000,000               Fixed - 10 Year             Floating - 3 Month              93,378
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/07/2015              USD            2,000,000               Fixed - 10 Year             Floating - 3 Month              79,116
                                                          LIBOR Swap Index (4.303%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/09/2015              USD            2,000,000               Fixed - 10 Year             Floating - 3 Month              44,216
                                                          LIBOR Swap Index (4.529%)         LIBOR Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/06/2017              USD            2,000,000               Fixed - 12 Year              Floating - 7 Day                1,949
                                                           BMA Swap Index (3.803%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
12/07/2017              USD            1,000,000               Fixed - 12 Year              Floating - 7 Day                4,280
                                                           BMA Swap Index (3.761%)           BMA Swap Index
---------------------------------------------------------------------------------------------------------------------------------
                                                                        $243,827
---------------------------------------------------------------------------------------------------------------------------------
At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Municipal Bonds - 97.6%
-----------------------------------------------------------------------------------------------------------------------------------
                                   ISSUER                                                PAR AMOUNT           $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port
Revenue - 3.7%                Horry County, SC, "A", FSA, 5.7%, 2027                                   $  2,250,000    $  2,313,715
                              Richland Lexington, SC, Airport Rev. (Columbia
                              Airport), "A", AMBAC, 5.7%, 2026                                            1,000,000       1,016,450
                              Richland Lexington, SC, Airport Rev. (Columbia
                              Airport), "A", FSA, 5%, 2026                                                1,000,000       1,032,360
                              Richland Lexington, SC, Airport Rev. (Columbia
                              Airport), FSA, 5.125%, 2025                                                 1,500,000       1,557,480
                                                                                                                       ------------
                                                                                                                       $  5,920,005
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.5%              York County, SC, Industrial Rev., Exempt
                              Facilities Hoechst Celanese, 5.7%, 2024                                  $    850,000    $    834,539
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 6.3%        Commonwealth of Puerto Rico, RITES, ETM, 8.061%, 2018+(+),(++)           $  2,000,000    $  2,395,800
                              Commonwealth of Puerto Rico, RITES, ETM, 8.061%, 2019+(+),(++)              1,750,000       2,092,930
                              Commonwealth of Puerto Rico, RITES, MBIA, 8.561%, 2020+(+)                  2,000,000       2,411,680
                              Hilton Head Island, SC, Rev., MBIA, 5.125%, 2022                            1,000,000       1,069,990
                              Horry County, SC, Hospital Fee Special Obligation, 6%, 2015                   915,000       1,012,265
                              Richard Lexington Riverbanks, SC, Parks District, FGIC, 5.8%, 2018          1,000,000       1,085,110
                                                                                                                       ------------
                                                                                                                       $ 10,067,775
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.3%            Beaufort County, SC, FGIC, 5.25%, 2018                                   $  1,000,000    $  1,058,130
                              Commonwealth of Puerto Rico, RITES, FSA, 9.088%, 2016+(+)                     850,000       1,025,236
                                                                                                                       ------------
                                                                                                                       $  2,083,366
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 9.4%                Anderson County, SC, School District, "B", 5.5%, 2018                    $  1,465,000    $  1,589,305
                              Berkeley County, SC, School District, 5%, 2008(++)                          2,000,000       2,131,380
                              Chesterfield County, SC, School District, FSA, 5%, 2023                     3,000,000       3,157,560
                              Darlington County, SC, School District, FSA, 5%, 2027                       2,770,000       2,931,796
                              Orangeburg County, SC, Consolidated School
                              District, FSA, 5.25%, 2020                                                  1,065,000       1,145,759
                              Orangeburg County, SC, Consolidated School
                              District, FSA, 5.375%, 2022                                                 2,050,000       2,227,674
                              Richland County, SC, School District, 5.1%, 2021                            1,750,000       1,864,118
                                                                                                                       ------------
                                                                                                                       $ 15,047,592
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Charleston County, SC, Hospital Facilities Rev.
Hospitals - 19.8%             (Medical Society Health), MBIA, ETM, 5%, 2022(++)                        $  2,450,000    $  2,464,088
                              Florence County, SC, Hospital Rev. (McLeod
                              Regional Medical Center), "A", 5%, 2031                                     2,000,000       2,081,300
                              Florence County, SC, Hospital Rev. (McLeod
                              Regional Medical Center), "A", FSA, 5.25%, 2034                             2,000,000       2,118,300
                              Greenville, SC, Hospital Systems, Hospital
                              Facilities Rev., 6%, 2020                                                   3,400,000       3,986,772
                              Greenwood County, SC, Hospital Facilities Rev.
                              (Self Memorial Hospital), 5.5%, 2021                                        1,000,000       1,044,510
                              Lexington County, SC, Health Services District, Inc., 5.5%, 2032              250,000         266,145
                              Lexington County, SC, Health Services District, Inc., 5.5%, 2037              250,000         265,235
                              Lexington County, SC, Health Services District,
                              Inc., Hospital Rev., Refunding & Improvement, 5.5%, 2032                    1,000,000       1,061,460
                              Lexington County, SC, Health Services District,
                              Inc., Hospital Rev., Refunding & Improvement, FSA, 5.125%, 2021             1,500,000       1,574,400
                              South Carolina Jobs & Economic Development
                              Authority (Bon Secours Health Systems, Inc.), "A", 5.625%, 2030             1,250,000       1,302,263
                              South Carolina Jobs & Economic Development
                              Authority, Hospital Facilities Rev. (Anderson
                              Area Medical Center, Inc.), MBIA, 5.25%, 2015                               1,750,000       1,796,375
                              South Carolina Jobs & Economic Development
                              Authority, Hospital Facilities Rev. (Georgetown
                              Memorial Hospital), AMBAC, 5%, 2023                                         1,000,000       1,027,770
                              South Carolina Jobs & Economic Development
                              Authority, Hospital Facilities Rev. (Georgetown
                              Memorial Hospital), ASST GTY, 5.25%, 2021                                   1,500,000       1,577,340
                              South Carolina Jobs & Economic Development
                              Authority, Hospital Facilities Rev. (Palmetto
                              Health Alliance), 6.25%, 2031                                                 750,000         816,593
                              South Carolina Jobs & Economic Development
                              Authority, Hospital Facilties Rev. (Georgetown
                              Memorial Hospital), AMBAC, 6%, 2014                                         1,000,000       1,109,200
                              South Carolina Medical University, Hospital
                              Facilities Rev., "A", MBIA, 5%, 2031                                        3,100,000       3,202,920
                              Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2020              2,500,000       2,554,075
                              Spartanburg County, SC, Health Service Rev., AMBAC, 5.3%, 2025              1,000,000       1,021,630
                              Spartanburg County, SC, Health Service Rev., FSA, 5.25%, 2032               2,250,000       2,357,460
                                                                                                                       ------------
                                                                                                                       $ 31,627,836
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Greenville County, SC, Hospital Rev. (Chestnut
Long Term Care - 1.2%         Hill) "A", 8%, 2015                                                      $  1,465,000    $  1,475,988
                              South Carolina Jobs & Economic Development
                              Authority, Residential Care Facilities
                              (Episcopal Home), "A", 6.375%, 2032                                           400,000         412,416
                                                                                                                       ------------
                                                                                                                       $  1,888,404
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Calhoun County, SC, Solid Waste Disposal
Other - 1.0%                  Facilities Rev. (Carolina Eastman Co.), ETM, 6.75%, 2017(++)             $  1,000,000    $  1,230,950
                              Virgin Islands Public Finance Authority
                              Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                     385,000         411,842
                                                                                                                       ------------
                                                                                                                       $  1,642,792
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Darlington County, SC, Industrial Development
Paper - 2.1%                  Rev. (Sonoco Products Co.), 6.125%, 2025                                 $  1,500,000    $  1,538,475
                              Florence County, SC, Industrial Development
                              Rev. (Stone Container Corp.), 7.375%, 2007                                    225,000         225,644
                              Georgetown County, SC, Environmental
                              Improvement Rev., International Paper, "A", 5.3%, 2028                        500,000         505,040
                              Richland County, SC, Environmental Improvement
                              Rev., International Paper, "A", 6.1%, 2023                                  1,000,000       1,065,370
                                                                                                                       ------------
                                                                                                                       $  3,334,529
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 1.5%                Myrtle Beach, SC, Hospitality Fee Rev., "A", FGIC, 5%, 2036              $    510,000    $    530,681
                              South Carolina Jobs & Economic Development
                              Authority (Myrtle Beach Convention), "B", MBIA, 5.125%, 2018                  570,000         599,600
                              South Carolina Jobs & Economic Development
                              Authority (Myrtle Beach Convention), "B", MBIA, 5.125%, 2019                  595,000         631,307
                              South Carolina Jobs & Economic Development
                              Authority (Myrtle Beach Convention), "B", MBIA, 5.125%, 2020                  630,000         666,527
                                                                                                                       ------------
                                                                                                                       $  2,428,115
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          South Carolina Housing, Finance & Development
Revenue - 0.8%                Authority (Runaway Bay Apartments), 6.125%, 2015                         $  1,300,000    $  1,328,600
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       South Carolina Housing, Finance & Development
State - 2.1%                  Authority Mortgage Rev., "A-2", FSA, 5.2%, 2035                          $  1,000,000    $  1,025,530
                              South Carolina Housing, Finance & Development
                              Authority Rev., "A-2", FSA, 6%, 2020                                          425,000         435,485
                              South Carolina Housing, Finance & Development
                              Authority Rev., "A-2", FSA, 5.35%, 2024                                     1,905,000       1,952,111
                                                                                                                       ------------
                                                                                                                       $  3,413,126
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -              Greenville County, SC (University Center), "A",
Other - 1.8%                  AMBAC, 5.25%, 2019                                                       $  1,000,000    $  1,078,870
                              Richland County, SC, Certificates of
                              Participation, FGIC, ETM, 0%, 2006(++)                                      1,160,000       1,149,224
                              South Carolina Water Resources Authority Rev.
                              (Local Government Program), "A", 7.25%, 2020                                  605,000         609,513
                                                                                                                       ------------
                                                                                                                       $  2,837,607
-----------------------------------------------------------------------------------------------------------------------------------
State & Local                 North Charleston, SC, Municipal Golf Course
Agencies - 3.9%               Mortgage Rev., 5.5%, 2009(++)                                            $  1,000,000    $  1,088,790
                              Puerto Rico Public Finance Corp., 5.75%, 2007(++)                           1,000,000       1,034,940
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013+(+)            1,375,000       1,700,903
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2019+(+)            1,300,000       1,664,364
                              Spartanburg, SC, Public Facilities Corp.
                              (Renaissance Park), AMBAC, 5.125%, 2025                                       685,000         722,250
                                                                                                                       ------------
                                                                                                                       $  6,211,247
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.1%            Virgin Islands Public Finance Authority Rev., "A", 5.25%, 2024           $    180,000    $    189,211
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%                South Carolina Tobacco Settlement Authority, 6.375%, 2028                $  1,000,000    $  1,077,910
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      South Carolina Transportation Infrastructure
Tax - 1.0%                    Rev., "A", AMBAC, 5%, 2023                                               $    500,000    $    523,140
                              South Carolina Transportation Infrastructure
                              Rev., "A", MBIA, 5.375%, 2018(++)                                           1,000,000       1,089,650
                                                                                                                       ------------
                                                                                                                       $  1,612,790
-----------------------------------------------------------------------------------------------------------------------------------
Universities -
Colleges - 10.1%              Clemson University, University Rev., AMBAC, 6.25%, 2015                  $  1,250,000    $  1,379,925
                              College Charleston, SC, Higher Education
                              Facility Rev., "A", FGIC, 5.25%, 2028                                       2,435,000       2,578,884
                              College of Charleston, SC, Academic &
                              Administrative Facilities Rev., "B", XLCA, 5%, 2024                           800,000         841,800
                              College of Charleston, SC, Academic &
                              Administrative Facilities Rev., "B", XLCA, 5.125%, 2034                     1,510,000       1,589,033
                              South Carolina Educational Facilities Authority
                              (Furman University), AMBAC, 5.375%, 2020                                    1,245,000       1,346,617
                              South Carolina Educational Facilities Authority
                              (Furman University), AMBAC, 5.5%, 2030                                      2,000,000       2,152,760
                              South Carolina Jobs & Economic Development
                              Authority, Student Housing Rev. (Francis Marion
                              University), "A", MBIA, 5%, 2034                                            1,945,000       2,017,918
                              University of South Carolina, University Rev., "A", 5%, 2034                2,000,000       2,076,500
                              University of South Carolina, University Rev.,
                              "A", FGIC, 5.625%, 2010(++)                                                 1,555,000       1,711,184
                              University of South Carolina, University Rev.,
                              MBIA, 5.75%, 2006(++)                                                         515,000         529,698
                                                                                                                       ------------
                                                                                                                       $ 16,224,319
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 10.1%                 Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2007(++)                  $  1,425,000    $  1,503,404
                              Camden, SC, Public Utilities Rev., MBIA, 5.5%, 2017                            75,000          78,956
                              Easley, SC, Utility Rev., FSA, 5%, 2027                                     1,000,000       1,046,430
                              Easley, SC, Utility Rev., Refunding & Improvement, FSA, 5%, 2034            1,500,000       1,572,990
                              Greenwood, SC, Combined Public Utility,
                              Refunding & Improvement Systems, MBIA, 5%, 2021                               175,000         185,318
                              Orangeburg County, SC, Solid Waste Disposal
                              Facilities Rev., Electric & Gas, AMBAC, 5.7%, 2024                          2,000,000       2,004,700
                              Piedmont, SC, Municipal Power Agency, FGIC, 6.25%, 2021                     2,600,000       3,198,572
                              Puerto Rico Electric Power Authority, RITES, FSA, 7.512%, 2015+(+)          1,000,000       1,106,880
                              South Carolina Public Service Authority, "A", AMBAC, 5%, 2034               2,000,000       2,082,040
                              South Carolina Public Service Authority, "A", MBIA, 5.5%, 2018                200,000         215,704
                              South Carolina Public Service Authority, "B", AMBAC, 5.5%, 2023             1,000,000       1,025,610
                              South Carolina Public Service Authority, "B", FGIC, 5.875%, 2023              500,000         513,580
                              South Carolina Public Service Authority, "B", FSA, 5.125%, 2037             1,500,000       1,558,665
                                                                                                                       ------------
                                                                                                                       $ 16,092,849
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 20.2%               Anderson County, SC, Joint Municipal Water, FSA, 5%, 2032                $  1,000,000    $  1,035,360
                              Anderson County, SC, Water & Sewer Systems
                              Rev., FGIC, 5.125%, 2032                                                    2,000,000       2,104,820
                              Charleston, SC, Waterworks & Sewer Rev.,
                              Capital Improvement, "B", 5%, 2028                                          1,000,000       1,044,350
                              Columbia, SC, Waterworks & Sewer Systems Rev., 0%, 2006                     9,330,000       9,244,537
                              Columbia, SC, Waterworks & Sewer Systems Rev., 6%, 2010(++)                 2,000,000       2,220,860
                              Greenville, SC, Stormwater Systems, FSA, 5%, 2022                             595,000         629,403
                              Greenville, SC, Waterworks Rev., 5.5%, 2007(++)                             1,000,000       1,052,970
                              Greenville, SC, Waterworks Rev., 5.25%, 2020                                  860,000         932,713
                              Rock Hill, SC, Utility Systems Rev., Refunding
                              & Improvement, "A", FSA, 5.375%, 2023                                         500,000         541,830
                              Spartanburg, SC, San Sewer District, Sewer
                              Systems Rev., "B", MBIA, 5%, 2034                                           4,000,000       4,166,960
                              Spartanburg, SC, Water & Sewer Authority Rev.,
                              "B", MBIA, 5.25%, 2030                                                      1,000,000       1,068,560
                              Spartanburg, SC, Waterworks Rev., FGIC, 6.05%, 2006(++)                     2,750,000       2,806,814
                              Western Carolina Regional Sewer Authority Rev., AMBAC, 0%, 2007             4,000,000       3,832,320
                              York County, SC, Water & Sewer Rev., Refunding
                              & Capital Improvement, MBIA, 5%, 2027                                       1,490,000       1,562,220
                                                                                                                       ------------
                                                                                                                       $ 32,243,717
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $145,504,607)                                                                  $156,106,329
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.1%
-----------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "A", 2.78%, due 10/06/05                                      $    855,000    $    855,000
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "B", 2.78%, due 10/06/05                                           610,000         610,000
                              Bell County, TX, Health Facilities Development
                              Corp. Rev. (Scott & White Memorial Hospital),
                              2.81%, due 10/03/05                                                           200,000         200,000
                              Georgia Municipal Electric Authority, 2.68%,
                              due 10/05/05                                                                  100,000         100,000
                              Missouri State Health & Educational Facilities
                              Authority Rev., Medical Research Facilities
                              (Stowers Institute), 2.76%, due 10/06/05                                      100,000         100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  1,865,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $147,369,607)                                                                      $157,971,329
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.3%                                                                                     2,014,022
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                     $159,985,35
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                              UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS          APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND   (DEPRECIATION)
12/01/2007              USD           $3,000,000               Fixed - 3 Year               Floating - 7 Day          $31,332
                                                           BMA Swap Index (2.795%)           BMA Swap Index
--------------------------------------------------------------------------------------------------------------------------------
11/03/2035              USD            2,000,000              Floating - 7 Day              Fixed - 30 Year               (1,998)
                                                               BMA Swap Index           BMA Swap Index (4.102%)
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $29,334
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) TENNESSEE MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.0%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                     PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport and Port              Memphis-Shelby County, TN, Airport Authority
Revenue - 1.3%                Facilities Rev., FSA, 5.125%, 2021                                       $  1,500,000    $  1,550,295
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 8.0%        Chattanooga, TN, Public Improvement, 5%, 2021                            $  2,570,000    $  2,704,488
                              Commonwealth of Puerto Rico, Unrefunded, Public
                              Improvement, FSA, 5%, 2024                                                    770,000         805,074
                              Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(++)                1,000,000       1,051,840
                              Lincoln County, TN, School Improvement, FGIC, 5.8%, 2007(++)                1,000,000       1,051,840
                              Puerto Rico Commonwealth, 5.4%, 2006(++)                                    3,000,000       3,097,440
                              Puerto Rico Public Building Authority, 5.5%, 2021                           1,000,000       1,122,950
                                                                                                                       ------------
                                                                                                                       $  9,833,632
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -         Knoxville, TN, Recreational Facilities
Improvement - 2.1%            Improvement, 5.5%, 2008(++)                                              $    645,000    $    690,260
                              Williamson County, TN, Public Improvement, 5%, 2018                         1,760,000       1,877,322
                                                                                                                       ------------
                                                                                                                       $  2,567,582
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 13.2%               Fayette County, TN, School District, AMBAC, 5.6%, 2008(++)               $  1,215,000    $  1,284,741
                              Gibson County, TN, School District, MBIA, 5.75%, 2009(++)                     455,000         494,266
                              Gibson County, TN, School District, MBIA, 5.75%, 2016                         190,000         206,462
                              Giles County, TN, School Improvement, FGIC, 5.75%, 2010(++)                 1,980,000       2,178,832
                              Greene County, TN, Rural School, FGIC, 5%, 2011(++)                         1,240,000       1,342,573
                              Roane County, TN, Rural School, FGIC, 5.6%, 2008(++)                          915,000         967,805
                              Roane County, TN, Rural School, FGIC, 5.6%, 2008(++)                          975,000       1,031,267
                              Rutherford County, TN, School & Public Improvement, 5%, 2022                1,510,000       1,590,226
                              Rutherford County, TN, School District, 5.875%, 2010(++)                    1,100,000       1,220,186
                              Rutherford County, TN, School Improvement, 0%, 2007(++)                     1,500,000         906,990
                              Rutherford County, TN, School Improvement, 5.875%, 2010(++)                 2,000,000       2,218,520
                              Rutherford County, TN, School Improvement, 5%, 2011(++)                     1,000,000       1,082,620
                              Williamson County, TN, Rural School, 6.125%, 2010(++)                       1,575,000       1,756,676
                                                                                                                       ------------
                                                                                                                       $ 16,281,164
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Jackson, TN, Hospital Rev. (Jackson-Madison
Hospitals - 12.7%             County General Hospital), AMBAC, 5%, 2018                                $  1,000,000    $  1,042,250
                              Johnson City, TN, Health & Education Financing
                              Authority Rev. (Johnson City Medical Center
                              Hospital), MBIA, 5.25%, 2016                                                1,375,000       1,403,682
                              Johnson City, TN, Health & Education Financing
                              Authority Rev. (Johnson City Medical Center
                              Hospital), MBIA, ETM, 5%, 2018(++)                                          1,500,000       1,579,305
                              Knox County, TN, Health Educational Housing
                              Facilities Board, Hospital Facilities Rev.
                              (Baptist Health Systems), 6.5%, 2031                                          300,000         318,975
                              Knox County, TN, Health, Education & Housing
                              Facilities Board Rev. (Catholic Healthcare Partners), 5.25%, 2030           1,000,000       1,042,110
                              Knox County, TN, Health, Education & Housing
                              Facilities Board Rev. (Covenent Health), FSA, 5%, 2022                      1,000,000       1,047,520
                              Knox County, TN, Health, Education & Housing
                              Facilities Board Rev. (East Tennessee
                              Children's Hospital), 5.75%, 2033                                             450,000         475,537
                              Knox County, TN, Health, Education & Housing
                              Facilities Board Rev. (Fort Sanders), MBIA, 5.75%, 2014                     3,250,000       3,682,217
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Health, Educational & Housing
                              Facilities Board Rev. (Adventist Health System), 5.25%, 2020                1,000,000       1,032,260
                              Shelby County, TN, Health Educational & Housing
                              Facilities Board Rev. (St. Judes Children's Research), 5.5%, 2020           1,750,000       1,850,293
                              Shelby County, TN, Health Educational & Housing
                              Facilities Hospital Rev. (Methodist
                              Healthcare), 6.5%, 2012(++)                                                   625,000         736,175
                              Shelby County, TN, Health Educational & Housing
                              Facilities Hospital Rev. (Methodist
                              Healthcare), ETM, 6.5%, 2012(++)                                              375,000         441,705
                              Springfield, TN, Health & Higher Educational
                              Facilities Hospital Rev. (Northcrest Medical Center), 5.25%, 2013           1,000,000       1,025,510
                                                                                                                       ------------
                                                                                                                       $ 15,677,539
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Shelby County, TN, Health Educational Rev.
Long Term Care - 0.7%         (Germantown Village), 7.25%, 2034                                        $    500,000    $    536,205
                              Shelby County, TN, Nursing Home Rev. (Beverly
                              Enterprises, Inc.), 7.4%, 2006(++)                                            260,000         275,728
                                                                                                                       ------------
                                                                                                                       $    811,933
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 2.6%                  Hardeman County, TN, Correctional Facilities Rev., 7.75%, 2017           $  1,000,000    $  1,041,270
                              Humphreys County, TN, Industrial Rev. (DuPont), 6.7%, 2024                  1,750,000       1,772,837
                              Virgin Islands Public Finance Authority
                              Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                     320,000         342,310
                                                                                                                       ------------
                                                                                                                       $  3,156,417
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          McMinn County, TN, Industrial Development
Paper - 0.8%                  Board, Pollution Control Rev. (Bowater, Inc.), 7.625%, 2016              $  1,000,000    $  1,013,220
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &               Memphis-Shelby County, TN (Memphis Sports
Tourism - 3.2%                Arena), AMBAC, 5.125%, 2028                                              $  2,000,000    $  2,102,120
                              Memphis-Shelby County, TN (Memphis Sports
                              Arena), AMBAC, 5.35%, 2029                                                  1,665,000       1,790,541
                                                                                                                       ------------
                                                                                                                       $  3,892,661
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Chattanooga, TN, Health, Educational & Housing
Revenue - 3.7%                Facilities (Rainbow Creek), GNMA, 6.125%, 2019                           $    435,000    $    461,613
                              Franklin, TN, Industrial Development Rev.
                              (Landings Apartments), FSA, 6%, 2026                                        1,000,000       1,030,530
                              Knoxville, TN, Community Development Corp., 5%, 2024                        1,000,000       1,059,450
                              Memphis, TN, Health & Educational Facilities
                              Board Rev. (Hickory Point Apartments), MBIA, 5.85%, 2020                    1,000,000       1,043,210
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Health & Educational & Housing
                              Facilities Board Rev. (Berkshire Place), GNMA, 6%, 2023                       500,000         526,170
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Health, Educational & Housing
                              Facilities Board Rev. (Herman Street), FHA, 7.25%, 2032                       485,000         486,964
                                                                                                                       ------------
                                                                                                                       $  4,607,937
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Tennessee Housing Development Agency
State - 12.0%                 (Homeownership Program), "1A", 5%, 2035                                  $  1,000,000    $  1,046,190
                              Tennessee Housing Development Agency Mortgage Finance, 5.2%, 2023           1,500,000       1,564,380
                              Tennessee Housing Development Agency Mortgage Finance, 5.35%, 2034          1,515,000       1,555,405
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 5.45%, 2014                                          2,535,000       2,610,391
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 4.45%, 2017                                            645,000         640,453
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 4.45%, 2017                                            660,000         655,195
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 4.55%, 2018                                            575,000         571,234
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 4.55%, 2018                                            690,000         685,343
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 6%, 2020                                             1,380,000       1,419,689
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 5.05%, 2027                                            920,000         927,765
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, 5.25%, 2034                                          1,450,000       1,510,668
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, FSA, 5.4%, 2032                                        805,000         816,817
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, FSA, 4.15%, 2033                                       650,000         657,020
                              Tennessee Housing Development Agency Rev.,
                              Homeownership Program, MBIA, 6.125%, 2020                                     135,000         136,531
                                                                                                                       ------------
                                                                                                                       $ 14,797,081
-----------------------------------------------------------------------------------------------------------------------------------
State & Local                 Chattanooga,TN, Industrial Development Board,
Agencies - 6.0%               AMBAC, 5.75%, 2018                                                       $  1,000,000    $  1,099,290
                              Puerto Rico Public Finance Corp., 5.75%, 2007(++)                           2,000,000       2,069,880
                              State of Tennessee School Board Authority,
                              Higher Education Facilities, "A", 5%, 2030                                  1,000,000       1,048,020
                              State of Tennessee, School Bond Authority
                              (Higher Education Facilities), FSA, 5.25%, 2029                             3,000,000       3,170,370
                                                                                                                       ------------
                                                                                                                       $  7,387,560
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.6%            Virgin Islands Public Finance Authority Rev., "E", 5.875%, 2018          $    730,000    $    751,776
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.9%                Guam Economic Development Authority Tobacco
                              Settlement, "B", 5.5%, 2041                                              $    350,000    $    358,872
                              Tobacco Settlement Financing Corp., 5%, 2031                                  750,000         754,493
                                                                                                                       ------------
                                                                                                                       $  1,113,365
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Metropolitan Government of Nashville & Davidson
Colleges - 4.0%               County, TN, Health, Educational & Housing
                              Facilities Board Rev. (McKendree Village, Inc.), 5.125%, 2020            $  1,000,000    $  1,023,060
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Health, Educational & Housing
                              Facilities Board Rev. (Meharry Medical
                              College), AMBAC, 5%, 2024                                                   3,750,000       3,887,775
                                                                                                                       ------------
                                                                                                                       $  4,910,835
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 6.6%                  Jackson, TN, Electrical Systems Rev., MBIA, 5%, 2018                     $  1,000,000    $  1,024,250
                              Lawrenceburg, TN, Electrical Rev., MBIA, 5.5%, 2009(++)                     1,255,000       1,358,186
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Electrical Rev., 5.125%, 2021                                   1,500,000       1,587,090
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Electrical Rev., "A", AMBAC, 5%, 2029                           1,500,000       1,568,235
                              Metropolitan Government of Nashville & Davidson
                              County, TN, Electrical Rev., MBIA, 0%, 2012                                 3,305,000       2,542,008
                                                                                                                       ------------
                                                                                                                       $  8,079,769
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility         Hallsdale-Powell Utility District, TN, Water &
Revenue - 18.6%               Sewer Rev., "A", FGIC, 5%, 2024                                          $  1,500,000    $  1,575,435
                              Hallsdale-Powell Utility District, TN, Water &
                              Sewer Rev., FGIC, 5%, 2027                                                  3,000,000       3,133,230
                              Harpeth Valley, TN, Utilities Improvements
                              Rev., MBIA, 5.05%, 2008(++)                                                 1,925,000       2,031,221
                              Knox County, TN, Hallsdale-Powell Utility
                              District, Water & Sewer Rev., "B", FGIC, 5%, 2034                             500,000         517,995
                              Madison, TN, Utility Waterworks Rev., MBIA, 5%, 2019                        2,750,000       2,838,605
                              Memphis, TN, Sewage Systems Rev., 5.75%, 2016                                 625,000         667,394
                              Memphis, TN, Sewage Systems Rev., 5.75%, 2018                               1,145,000       1,222,665
                              Memphis, TN, Sewage Systems Rev., 5.75%, 2020                                 750,000         805,493
                              Rutherford County, TN, Water Rev., MBIA, 5%, 2027                             770,000         814,506
                              West Knox Utility District, TN, Water & Sewer
                              Rev., MBIA, ETM, 0%, 2006(++)                                               1,920,000       1,855,277
                              West Knox Utility District, TN, Water & Sewer
                              Rev., MBIA, ETM, 0%, 2007(++)                                               1,920,000       1,794,144
                              West Wilson Utility District, TN, Waterworks Rev., MBIA, 5.25%, 2030        2,000,000       2,131,520
                              White House Utility District, TN, Water & Sewer
                              Rev. (Robertson & Sumner Counties Waterworks), FSA, 6%, 2010(++)            1,000,000       1,108,440
                              White House Utility District, TN, Water & Sewer
                              Rev. (Robertson & Sumner Counties Waterworks), FSA, 5%, 2021                  800,000         835,120
                              White House Utility District, TN, Water & Sewer
                              Rev. (Robertson & Sumner Counties Waterworks), FSA, 5%, 2032                1,500,000       1,546,890
                                                                                                                       ------------
                                                                                                                       $ 22,877,935
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $112,084,883)                                                                  $119,310,701
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                     PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                              Bell County, TX, Health Facilities Development
                              Corp. Rev. (Scott & White Memorial Hospital), 2.81%, due 10/03/05        $    700,000    $    700,000
                              Sevier County, TN, Public Building Authority, 2.83%, due 10/03/05             300,000         300,000
                              Sevier County, TN, Public Building Authority, 2.83%, due 10/03/05             300,000         300,000
                              South Blount County, TN, Utility District Rev., 2.83%, due 10/03/05           200,000         200,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  1,500,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $113,584,883)                                                                      $120,810,701
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.8%                                                                                     2,231,931
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $123,042,632
-----------------------------------------------------------------------------------------------------------------------------------
Swap Agreements
Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
11/03/2035              USD           $2,000,000              Floating - 7 Day              Fixed - 30 Year              $(1,998)
                                                               BMA Swap Index           BMA Swap Index (4.102%)
----------------------------------------------------------------------------------------------------------------------------------
11/16/2035              USD            2,000,000              Floating - 7 Day              Fixed - 30 Year              (19,897)
                                                               BMA Swap Index           BMA Swap Index (4.049%)
----------------------------------------------------------------------------------------------------------------------------------
 1/10/2036              USD            2,000,000              Floating - 7 Day              Fixed - 30 Year                   --
                                                               BMA Swap Index           BMA Swap Index (4.089%)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(21,895)
----------------------------------------------------------------------------------------------------------------------------------
At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 97.7%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                     PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Airport & Port                Metropolitan Washington, DC, Airport Authority
Revenue - 7.9%                Rev., "A", FGIC, 5.125%, 2024                                            $  1,000,000    $  1,044,960
                              Metropolitan Washington, DC, Airport Authority
                              Rev., "A", FGIC, 5%, 2025                                                     705,000         729,386
                              Metropolitan Washington, DC, Airport Authority
                              Rev., "A", MBIA, 5%, 2035                                                   3,000,000       3,085,530
                              Metropolitan Washington, DC, Airport Authority
                              Rev., "B", 5.5%, 2016                                                       2,465,000       2,555,860
                              Metropolitan Washington, DC, Airport Authority
                              Rev., "B", 5.75%, 2020                                                     11,000,000      11,457,600
                              Norfolk, VA, Airport Authority Rev., "A", FGIC, 5.375%, 2017                1,755,000       1,902,806
                              Norfolk, VA, Airport Authority Rev., "A", FGIC, 5%, 2022                    3,000,000       3,128,850
                              Virginia Resources Authority, Airport Rev., "B", 5.125%, 2027                 720,000         743,177
                                                                                                                       ------------
                                                                                                                       $ 24,648,169
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 1.6%        Lebanon, VA, 6.375%, 2006(++)                                            $  1,625,000    $  1,717,966
                              Stafford County, VA, Industrial Development
                              Authority Rev., "B", MBIA, 5%, 2034                                         3,060,000       3,195,130
                                                                                                                       ------------
                                                                                                                       $  4,913,096
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 13.8%           Chesterfield County, VA, 6%, 2010(++)                                    $  1,900,000    $  2,107,803
                              Chesterfield County, VA, 5%, 2020                                           2,015,000       2,128,545
                              Hampton, VA, Public Improvement, 6%, 2010(++)                               3,480,000       3,924,883
                              Hampton, VA, Public Improvement, 6%, 2010(++)                               3,280,000       3,699,315
                              Lynchburg, VA, Public Improvement, 5.6%, 2010(++)                           1,765,000       1,955,549
                              Puerto Rico Municipal Finance Agency, RITES,
                              FSA, 9.088%, 2016+(+)                                                       1,105,000       1,332,807
                              Puerto Rico Municipal Finance Agency, RITES,
                              FSA, 8.081%, 2017+(+)                                                         615,000         716,217
                              Richmond, VA, 0%, 2006                                                      2,500,000       2,480,300
                              Richmond, VA, 0%, 2006                                                      1,000,000         992,120
                              Richmond, VA, 0%, 2008                                                      2,000,000       1,855,480
                              Richmond, VA, "A", FSA, 5.125%, 2010(++)                                    5,000,000       5,417,000
                              Richmond, VA, "B", 0%, 2007                                                 5,280,000       5,077,142
                              Richmond, VA, "B", 0%, 2008                                                 5,270,000       4,889,190
                              Richmond, VA, "B", 0%, 2009                                                 5,175,000       4,590,536
                              Suffolk, VA, Public Improvement, 5.5%, 2020                                 1,880,000       2,022,598
                                                                                                                       ------------
                                                                                                                       $ 43,189,485
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -         Harrisonburg, VA, Public Recreation Facilities,
Schools - 0.4%                FSA, 5.75%, 2029                                                         $  1,000,000    $  1,109,920
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Albemarle County, VA, Industrial Development
Hospitals - 12.1%             Authority, Hospital Rev. (Martha Jefferson Hospital), 5.25%, 2023        $  3,000,000    $  3,106,350
                              Arlington County, VA, Industrial Development
                              Authority Rev. (Virginia Hospital Center
                              Arlington Health Systems), 5.25%, 2021                                      2,600,000       2,723,006
                              Fredericksburg, VA, Industrial Development Rev.
                              (Medicorp Health Systems), "B", 5.125%, 2033                                  750,000         765,052
                              Fredericksburg, VA, Industrial Development Rev.
                              (Medicorp Health Systems), AMBAC, 5.25%, 2023                              11,000,000      11,506,000
                              Henrico County, VA, Economic Development
                              Authority Rev. (Bon Secours Health Systems,
                              Inc.), "A", 5.6%, 2030                                                      2,000,000       2,103,920
                              Henrico County, VA, Industrial Development
                              Authority Rev. (Bon Secours Health Systems,
                              Inc.), MBIA, 6.25%, 2020                                                    1,500,000       1,804,545
                              Loudoun County, VA, Industrial Development
                              Authority, Hospital Rev. (Loudoun Hospital
                              Center), "A", 6.1%, 2012(++)                                                1,000,000       1,153,340
                              Lynchburg, VA, Industrial Development
                              Authority, Healthcare Facilities Rev. (Central
                              Health), 5.2%, 2008(++)                                                       855,000         902,059
                              Lynchburg, VA, Industrial Development Authority, Healthcare
                              Facilities Rev., Unrefunded Balance (Central Health), 5.2%, 2018              145,000         151,950
                              Medical College of Virginia, Hospital Authority
                              Rev., MBIA, 5.125%, 2018                                                    3,000,000       3,135,600
                              Peninsula Ports Authority, VA, Health System
                              Rev. (Riverside Health System), 5%, 2018                                    3,580,000       3,707,949
                              Peninsula Ports Authority, VA, Hospital
                              Facility Rev. (Whittaker Memorial), FHA, 8.7%, 2023                         2,040,000       2,373,724
                              Prince William County, VA, Industrial
                              Development Authority, Hospital Rev. (Potomac
                              Hospital Corp.), 5.2%, 2026                                                 1,000,000       1,040,300
                              Roanoke, VA, Industrial Development Authority,
                              Hospital Rev. (Roanoke Memorial Hospital), "B", MBIA, 6.125%, 2017          3,000,000       3,570,600
                                                                                                                       ------------
                                                                                                                       $ 38,044,395
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Henrico County, VA, Economic Development
Long Term Care - 0.5%         Authority, Residential Care Facilities (United
                              Methodist Homes), "A", 6.7%, 2027                                        $    750,000    $    790,725
                              Norfolk, VA, Redevelopment & Housing Authority
                              Rev. (Fort Norfolk Retirement Community), "A",
                              6.125%, 2035                                                                  750,000         754,613
                                                                                                                       ------------
                                                                                                                       $  1,545,338
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Charles City County, VA, Industrial Development
Environmental                 Authority, Solid Waste Disposal Facility Rev.
Services - 1.1%               (Waste Management, Inc.), 6.25%, 2027                                    $  1,500,000    $  1,670,220
                              Henrico County, VA, Industrial Development
                              Authority Rev. (Browning Ferris, Inc.), 5.45%, 2014                         1,750,000       1,689,118
                                                                                                                       ------------
                                                                                                                       $  3,359,338
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Loudoun County, VA, Industrial Development
Other - 1.3%                  Authority Rev. (Dulles Airport Marriot Hotel), 7.125%, 2015              $  2,000,000    $  2,059,620
                              Peninsula Ports Authority, Virginia Coal
                              (Dominion Terminal Associates), 6%, 2033                                    1,000,000       1,082,400
                              Virgin Islands Public Finance Authority
                              Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                     750,000         802,290
                                                                                                                       ------------
                                                                                                                       $  3,944,310
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Bedford County, VA, Industrial Development
Paper - 1.8%                  Authority Rev. (Nekooska Packaging Corp.), 5.6%, 2025                    $  1,000,000    $  1,004,310
                              Isle Wight County, VA, Industrial Development
                              Authority, Solid Waste Disposal Facilities Rev.
                              (Union Camp Corp.), 6.1%, 2027                                              2,750,000       2,844,078
                              West Point, VA, Industrial Development
                              Authority, Solid Waste Disposal Rev.
                              (Chesapeake Corp.), "A", 6.375%, 2019                                       1,750,000       1,770,790
                                                                                                                       ------------
                                                                                                                       $  5,619,178
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Alexandria, VA, Redevelopment & Housing Finance
Revenue - 4.4%                Authority Rev. (Jefferson Village Apartments), "B", 9%, 2018             $  3,675,000    $  3,673,934
                              Arlington County, VA, Industrial Development
                              Authority Rev. (Colonial Village), FNMA, 5.15%, 2031                        3,000,000       3,099,900
                              Virginia Housing Development Authority Rev., "B", 5.95%, 2016               1,905,000       1,952,358
                              Virginia Housing Development Authority Rev., "G", 5.625%, 2020              2,000,000       2,075,120
                              Virginia Housing Development Authority Rev., "I", 5.15%, 2017               3,000,000       3,075,720
                                                                                                                       ------------
                                                                                                                       $ 13,877,032
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%                Norfolk, VA, Parking Systems Rev., MBIA, 5%, 2020                        $  1,630,000    $  1,702,731
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
State - 0.7%                  Virginia State Housing Development Authority, "A", 5%, 2031              $  2,000,000    $  2,037,720
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -
Other - 1.6%                  Fairfax County, VA, COP, 6.1%, 2017                                      $  3,090,000    $  3,528,378
                              Virginia Biotechnology Research Park Lease Rev.
                              (Consolidated Laboratories), 5%, 2021                                       1,500,000       1,584,615
                                                                                                                       ------------
                                                                                                                       $  5,112,993
-----------------------------------------------------------------------------------------------------------------------------------
State & Local
Agencies - 22.8%              Blue Ridge, VA, Regional Jail Authority, MBIA, 5.2%, 2021                $  1,830,000    $  1,919,322
                              Caroline County, VA, Industrial Development
                              Authority, Lease Rev., AMBAC, 5.125%, 2034                                  1,000,000       1,052,580
                              Chesapeake, VA, Industrial Development
                              Authority (Chesapeake Court House), MBIA, 6.25%, 2011                       3,985,000       4,256,219
                              Chesapeake, VA, Industrial Development
                              Authority (Chesapeake Court House), MBIA, 5.25%, 2017                       2,000,000       2,102,460
                              Chesterfield County, VA, Industrial Development
                              Authority, Public Facilities Lease Rev., 7.5%, 2008                         1,150,000       1,150,678
                              Culpepperva Industrial Development Authority, "N", MBIA, 4.5%, 2030         5,000,000       4,919,900
                              Dinwiddie County, VA, Industrial Development
                              Authority Lease Rev., "B", MBIA, 5%, 2030                                   2,500,000       2,607,400
                              Fairfax County, VA, Economic Development
                              Authority (Vienna II Metrorail), 6%, 2009(++)                               1,750,000       1,962,852
                              Fairfax County, VA, Economic Development
                              Authority Rev. (U.S. Route 28), MBIA, 5%, 2029                              1,000,000       1,047,890
                              Fairfax County, VA, Economic Development
                              Authority, Parking Rev. (Vienna II Metrorail), 6%, 2009(++)                 1,650,000       1,850,689
                              Fairfax County, VA, Redevelopment & Housing
                              Authority Rev. (Mott & Gum Springs Community Centers), 5.5%, 2017           2,225,000       2,283,606
                              Fairfax, VA, Economic Development Authority
                              Fairfax Public Improvement Project, 5%, 2030                                1,000,000       1,049,120
                              Front Royal & Warren County, VA, Industrial
                              Development Authority Lease Rev., School &
                              Capital Improvement, "B", FSA, 5%, 2035                                     2,875,000       2,981,634
                              Greater Richmond Convention, "N", MBIA, 4.5%, 2032                          3,830,000       3,759,681
                              King George County, VA, Industrial Development
                              Authority Lease Rev., FSA, 5%, 2036                                         2,000,000       2,077,780
                              Middlesex County, VA, Industrial Development
                              Authority Rev., AMBAC, 5.125%, 2027                                         1,000,000       1,063,690
                              Middlesex County, VA, Industrial Development
                              Authority Rev., AMBAC, 5.25%, 2032                                          2,000,000       2,124,920
                              Montgomery County, VA, Industrial Development,
                              "B", AMBAC, 6%, 2017                                                        1,000,000       1,136,070
                              Montgomery County, VA, Industrial Development,
                              "C", AMBAC, 6%, 2017                                                        1,120,000       1,272,398
                              New River Valley, VA, Regional Jail Authority,
                              MBIA, 5.125%, 2019                                                          3,405,000       3,594,931
                              Orange County, VA, Industrial Development
                              Authority (Orange County Project), AMBAC, 5%, 2034                          1,000,000       1,040,900
                              Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(++)                2,230,000       2,320,694
                              Pamunkey, VA, Regional Jail Authority, MBIA, 5.75%, 2006(++)                  270,000         280,981
                              Powhatan County, VA, Economic Development
                              Authority Lease Rev. (Virginia Capital
                              Projects), AMBAC, 5.25%, 2033                                               1,000,000       1,061,560
                              Prince William County, VA, Lease Partnerships, 5%, 2021                     1,500,000       1,585,020
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2013+(+)            2,000,000       2,474,040
                              Puerto Rico Public Finance Corp., RITES, AMBAC, 7.791%, 2016+(+)              500,000         631,280
                              Richmond, VA, Public Facilities, COP (Megahertz
                              Project), "A", AMBAC, 5%, 2022                                              1,600,000       1,675,504
                              Southwest Virginia Regional Jail Authority
                              Rev., MBIA, 5%, 2035                                                        1,720,000       1,787,046
                              Virginia College Building Authority (21st
                              Century College Program), 6%, 2009(++)                                      2,000,000       2,198,380
                              Virginia Public Building Authority Rev., "B", MBIA, 0%, 2007                3,750,000       3,543,038
                              Virginia Resources Authority Rev., "B", FSA, 5.5%, 2019                     1,070,000       1,159,356
                              Virginia Resources Authority Rev., ROLS, 7.509%, 2021+(+)                   1,390,000       1,586,046
                              Virginia Resources Authority Rev., ROLS, 7.509%, 2023+(+)                   1,520,000       1,727,875
                              Virginia Resources Authority Rev., ROLS, 7.509%, 2033+(+)                   2,510,000       2,726,513
                              Virginia Resources Authority, Infrastructure
                              Rev., "A", 5%, 2017                                                         1,360,000       1,436,378
                                                                                                                       ------------
                                                                                                                       $ 71,448,431
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%            Greater Richmond Convention Center Authority, Hotel Tax Rev.
                              (Convention Center Expansion), 6.125%, 2010(++)                          $  3,500,000    $  3,959,830
                              Virgin Islands, Public Finance Authority Rev.,
                              "A", 5.625%, 2025                                                           1,000,000       1,046,450
                                                                                                                       ------------
                                                                                                                       $  5,006,280
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 1.0%                Children's Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, 5.375%, 2033                                                $    460,000    $    475,548
                              Children's Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, 5.5%, 2039                                                       965,000         998,852
                              Children's Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, "B", 0%, 2055                                                  2,000,000          68,060
                              Tobacco Settlement Financing Corp., 5.625%, 2037                            1,000,000       1,037,540
                              Virgin Islands Tobacco Settlement Financing Corp., 5%, 2021                   570,000         576,988
                                                                                                                       ------------
                                                                                                                       $  3,156,988
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.3%             Pocahontas Parkway Assn., VA, Toll Road Rev., 0%, 2013                   $  1,500,000    $  1,002,810
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Commonwealth of Puerto Rico, Highway &
Tax - 2.2%                    Transportation Authority Rev., "J", MBIA, 5%, 2029                       $  1,210,000    $  1,273,779
                              Virginia Transportation Board Rev. (U.S. Route
                              58), "B", 5.125%, 2006(++)                                                  4,000,000       4,094,920
                              Virginia Commonwealth Board Program (Oak Grove
                              Connector), "A", 5.25%, 2022                                                1,500,000       1,538,955
                                                                                                                       ------------
                                                                                                                       $  6,907,654
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Danville, VA, Industrial Development Authority,
Colleges - 3.1%               Educational Facilities Rev. (Averett University), 6%, 2022               $    500,000    $    520,345
                              Loudoun County, VA, Industrial Development
                              Authority, University Facilities Rev. (George
                              Washington University), 6.25%, 2012                                         2,710,000       2,721,436
                              University of Virginia, University Rev., 5%, 2037                           3,000,000       3,154,650
                              Virginia College Building Authority,
                              Educational Facilities Rev. (Washington & Lee
                              University), MBIA, 5.25%, 2031                                              1,000,000       1,134,230
                              Virginia College Building Authority,
                              Educational Facilities Rev. (Hampton
                              University), 6%, 2010(++)                                                   1,000,000       1,120,870
                              Virginia College Building Authority,
                              Educational Facilities Rev. (Regent
                              University), MBIA, 5.125%, 2031                                             1,000,000       1,042,610
                                                                                                                       ------------
                                                                                                                       $  9,694,141
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          Chesapeake, VA, Industrial Development
Owned - 2.2%                  Authority Rev. (Virginia Electric & Power Co.), 5.25%, 2008              $    750,000    $    759,277
                              Halifax County, VA, Industrial Development
                              Authority (Old Dominion Electric Cooperative),
                              AMBAC, 5.625%, 2028                                                         3,000,000       3,235,650
                              Mecklenburg County, VA, Industrial Development
                              Authority Rev. (UAE Mecklenburg, LP), 6.5%, 2017                              700,000         778,638
                              Pittsylvania County, VA, Industrial Development
                              Authority Rev., 7.5%, 2014                                                  2,000,000       2,072,540
                                                                                                                       ------------
                                                                                                                       $  6,846,105
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 5.4%                  Bristol, VA, Utility Systems Rev., FSA, ETM, 5.75%, 2016(++)             $    240,000    $    278,978
                              Guam Power Authority Rev., RITES, AMBAC, 7.531%, 2015+(+)                   1,010,000       1,161,258
                              Puerto Rico Electric Power Authority Rev.,
                              RITES, FSA, 8.561%, 2017+(+)                                                2,500,000       3,092,200
                              Puerto Rico Electric Power Authority Rev.,
                              RITES, FSA, 8.311%, 2019+(+)                                                1,270,000       1,556,995
                              Puerto Rico Electric Power Authority Rev.,
                              RITES, FSA, 7.661%, 2020+(+)                                                1,250,000       1,467,150
                              Richmond, VA, Public Utilities Rev., FSA, 5%, 2033                          6,950,000       7,179,976
                              Richmond, VA, Public Utilities Rev., FSA, 5%, 2035                          1,000,000       1,047,570
                              Richmond, VA, Public Utilities Rev., FSA, "N", 5%, 2027                     1,000,000       1,056,950
                                                                                                                       ------------
                                                                                                                       $ 16,841,077
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 11.4%               Fairfax County, VA, Water Authority Rev., 5%, 2026                       $  1,000,000    $  1,062,500
                              Fairfax County, VA, Water Authority Rev., 5%, 2027                          1,000,000       1,055,890
                              Fairfax County, VA, Water Authority Rev., 5%, 2027                          3,210,000       3,371,270
                              Fairfax County, VA, Water Authority Rev., 5%, 2032                          2,000,000       2,078,540
                              Fairfax County, VA, Water Authority Rev., "A", 5%, 2030                     5,000,000       5,270,350
                              Hanover County, VA, Water & Sewer Systems Rev., MBIA, 5.25%, 2026           2,000,000       2,052,740
                              Loudoun County, VA, Sanitation Authority Water
                              & Sewer Rev., 5%, 2033                                                      3,000,000       3,144,540
                              Prince William County, VA, Water & Sewer Rev.,
                              FGIC, 5.5%, 2009(++)                                                        2,000,000       2,182,240
                              Puerto Rico Aqueduct & Sewer Authority Rev.,
                              ETM, 10.25%, 2009(++)                                                         215,000         245,732
                              Spotsylvania County, VA, Water & Sewer Rev., FSA, 5%, 2022                  1,450,000       1,516,686
                              Virginia Beach, VA, Storm Water Utilities Rev., 6%, 2020                    1,000,000       1,121,630
                              Virginia Resources Authority Sewer Systems Rev.
                              (Hopewell Regional Wastewater), 5.75%, 2021                                 1,335,000       1,468,460
                              Virginia Resources Authority, Clean Water Rev., 5.4%, 2010(++)              1,135,000       1,244,902
                              Virginia Resources Authority, Clean Water Rev., 6%, 2017                    2,750,000       3,071,530
                              Virginia Resources Authority, Infrastructure
                              Rev., "A", MBIA, 5.5%, 2019                                                 1,600,000       1,748,368
                              Virginia Resources Authority, Infrastructure
                              Rev., "A", MBIA, 5.5%, 2020                                                 1,690,000       1,845,818
                              Virginia State Resources Authority, Water &
                              Sewer Systems Rev. (Tuckahoe Creek Project), 5%, 2035                       2,015,000       2,101,302
                              York County, VA, Sewer Rev. Systems, "N", AMBAC, 5%, 2029                   1,100,000       1,165,208
                                                                                                                       ------------
                                                                                                                       $ 35,747,706
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $287,985,212)                                                                   $305,754,89
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "A", 2.78%, due 10/06/05                                      $    100,000    $    100,000
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "B", 2.78%, due 10/06/05                                           500,000         500,000
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "C", 2.78%, due 10/06/05                                           600,000         600,000
                              Bell County, TX, Health Facilities Development
                              Corp. Rev. (Scott & White Memorial Hospital),
                              2.81%, due 10/07/05                                                           300,000         300,000
                              Bell County, TX, Health Facilities Development
                              Corp. Rev. (Scott & White Memorial Hospital),
                              "B-1", 2.81%, due 10/07/05                                                    100,000         100,000
                              Burke County, GA, Development Authority
                              Pollution Rev., 2.76%, due 10/05/05                                           100,000         100,000
                              Georgia Municipal Electric Authority, 2.68%, due 10/05/05                     500,000         500,000
                              Harris County, TX, Health Facilities
                              Development Rev. (University of Texas Medical
                              Center), 2.81%, due 10/03/05                                                  100,000         100,000
                              Illinois Health Facilities Authority Rev.
                              (University of Chicago Hospital), 2.81%, due 10/03/05                         200,000         200,000
                              Jefferson County, AL, Sewer Rev., Capital
                              Improvement Warrants, "A", 2.76%, due 10/06/05                                300,000         300,000
                              Missouri State Health & Educational Facilities
                              Authority Rev., Medical Research Facilities
                              (Stowers Institute), 2.76%, due 10/06/05                                      200,000         200,000
                              Pinellas County, FL, Health Facilities
                              Authority Rev. (Pooled Hospital Loan Program), 2.83%, due 10/07/05            100,000         100,000
                              Sevier County, TN, Public Building Authority, 2.77%, due 10/06/05              70,000          70,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  3,170,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $291,155,212)                                                                      $308,924,897
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.3%                                                                                     4,214,131
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $313,139,028
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $6,000,000               Fixed - 3 Year               Floating - 7 Day             $62,663
                                                           BMA Swap Index (2.795%)           BMA Swap Index
----------------------------------------------------------------------------------------------------------------------------------
12/01/15                USD            2,000,000               Fixed - 10 Year             Floating - 3 Month             62,252
                                                          LIBOR Swap Index (4.412%)         LIBOR Swap Index
----------------------------------------------------------------------------------------------------------------------------------
11/03/35                USD            3,000,000              Floating - 7 Day              Fixed - 30 Year               (2,996)
                                                               BMA Swap Index           BMA Swap Index (4.102%)
----------------------------------------------------------------------------------------------------------------------------------
11/16/35                USD            4,000,000              Floating - 7 Day              Fixed - 30 Year              (39,795)
                                                               BMA Swap Index           BMA Swap Index (4.049%)
----------------------------------------------------------------------------------------------------------------------------------
 1/10/36                USD            3,000,000              Floating - 7 Day              Fixed - 30 Year                   --
                                                               BMA Swap Index           BMA Swap Index (4.089%)
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $82,124
----------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

SEE PORTFOLIO FOOTNOTES AND NOTES TO FINANCIAL STATEMENTS

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05    MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 95.6%
-----------------------------------------------------------------------------------------------------------------------------------
                              ISSUER                                                                     PAR AMOUNT         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 21.2%       Charleston, WV, Public Improvements, 7.2%, 2009                          $  1,140,000    $  1,290,765
                              Commonwealth of Puerto Rico, Public
                              Improvement, 5.25%, 2023                                                    1,500,000       1,591,845
                              Commonwealth of Puerto Rico, Public
                              Improvement, "A", CIFG, 5%, 2034                                            2,000,000       2,096,500
                              Commonwealth of Puerto Rico, Public
                              Improvement, RITES, MBIA, 8.561%, 2019+(+)                                  3,000,000       3,617,520
                              Puerto Rico Public Buildings Authority Rev.
                              (State Office Building), "F", XLCA, 5.25%, 2025                             2,000,000       2,265,280
                              Puerto Rico Public Buildings Authority Rev.,
                              "B", 5.25%, 2007(++)                                                        3,115,000       3,281,465
                              West Virginia State, Highway Improvements,
                              FGIC, 5.625%, 2010(++)                                                      2,000,000       2,213,500
                              West Virginia State, Public Improvements, FGIC, 5%, 2021                    4,000,000       4,152,080
                              West Virginia State, Sewer Improvements, FGIC, 5.5%, 2017                   2,565,000       2,757,683
                              West Virginia State, Water Utility
                              Improvements, FGIC, 5.25%, 2026                                             8,000,000       8,322,480
                                                                                                                       ------------
                                                                                                                       $ 31,589,118
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 1.7%            Brooke County, WV, Board of Education, FGIC, 5%, 2016                    $  1,390,000    $  1,464,448
                              Puerto Rico, Municipal Finance Agency, RITES,
                              FSA, 8.081%, 2017+(+)                                                         900,000       1,048,122
                                                                                                                       ------------
                                                                                                                       $  2,512,570
-----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.0%                Jefferson County, WV, Board of Education, FGIC, ETM, 6.85%, 2009(++)     $  1,680,000    $  1,897,526
                              Monongalia County, WV, Board of Education, MBIA, 5%, 2027                   2,350,000       2,468,487
                              Monongalia County, WV, Board of Education, MBIA, 5%, 2033                   3,000,000       3,122,640
                                                                                                                       ------------
                                                                                                                       $  7,488,653
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Kanawha County, WV, Building Commission Rev.
Hospitals - 5.3%              (St. Francis Hospital), ETM, 7.5%, 2007(++)                              $     85,000    $     89,098
                              Monongalia County, WV, Building Community
                              Hospital Rev. (Monongalia General Hospital), "A", 5.25%, 2035               1,000,000       1,020,560
                              Ohio County, WV, County Commission Health
                              System Rev. (Ohio Valley Medical Center), 5.75%, 2013                         750,000         719,730
                              Randolph County, WV, Community Health Systems
                              Rev. (Davis Health Systems, Inc.), FSA, 5.2%, 2021                          1,000,000       1,069,950
                              Weirton, WV, Municipal Hospital Building,
                              Commission Rev. (Weirton Hospital Medical
                              Center), 6.375%, 2031                                                         600,000         606,156
                              West Virginia Hospital Finance Authority,
                              Hospital Rev. (Charleston Area Medical Center),
                              ETM, 6.5%, 2023(++)                                                         2,000,000       2,458,340
                              West Virginia Hospital Finance Authority,
                              Hospital Rev. (Fairmont General Hospital), 6.625%, 2019                       300,000         300,258
                              West Virginia Hospital Finance Authority,
                              Hospital Rev. (General Division Medical Office
                              Building), 7.25%, 2014                                                      1,645,000       1,650,379
                                                                                                                       ------------
                                                                                                                       $  7,914,471
-----------------------------------------------------------------------------------------------------------------------------------
Healthcare Revenue -          Harrison County, WV, Building Commission Rev.
Long Term Care - 2.0%         (Maplewood Retirement), AMBAC, 5.25%, 2021                               $  2,625,000    $  2,741,917
                              Monongalia County, WV, Health Facilities Rev.
                              (Beverly Enterprises, Inc.), 5.875%, 2007                                     270,000         271,523
                                                                                                                       ------------
                                                                                                                       $  3,013,440
-----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -          Virgin Islands Public Finance Authority
Other - 0.3%                  Refinery Facilities Rev. (Hovensa Refinery), 5.875%, 2022                $    350,000    $    374,402
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing          Webster County, WV, Housing Development Rev.
Revenue - 0.1%                (Circlebrook), FHA, 6.35%, 2008                                          $    185,000    $    185,250
-----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%                West Virginia Economic Development Authority,
                              Auto Lease Rev. (Capitol Parking Garage), AMBAC, 5.8%, 2020              $  1,260,000    $  1,381,225
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -
Local - 0.9%                  Charlestown, WV, Residential Mortgage Rev., 6.2%, 2011                   $    105,000    $    105,378
                              Kanawha County, WV, 0%, 2014(++)                                            1,920,000       1,210,675
                                                                                                                       ------------
                                                                                                                       $  1,316,053
-----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing -       Puerto Rico Housing Finance Authority Home
State - 1.8%                  Mortgage Rev., Mortgage Backed Securities, "A", 4.75%, 2023              $    695,000    $    696,216
                              West Virginia State, Housing Development Fund Rev., 5.25%, 2018             1,000,000       1,014,550
                              West Virginia State, Housing Development Fund Rev., 5.3%, 2023              1,000,000       1,012,290
                                                                                                                       ------------
                                                                                                                       $  2,723,056
-----------------------------------------------------------------------------------------------------------------------------------
State & Agency -              West Virginia, Higher Education Facilities
Other - 1.7%                  Rev., "B", FGIC, 5%, 2034                                                $  2,500,000    $  2,592,725
-----------------------------------------------------------------------------------------------------------------------------------
State & Local                 Huntington, WV, Municipal Development
Agencies - 20.2%              Authority, Rev., MBIA, 5.1%, 2018                                        $  1,740,000    $  1,817,882
                              West Virginia Building Commission, "A", RITES,
                              AMBAC, 7.742%, 2018+(+)                                                     4,520,000       5,616,010
                              West Virginia Building Commission, "B", RITES,
                              AMBAC, 7.742%, 2018+(+)                                                     1,250,000       1,553,100
                              West Virginia Building Commission, Lease Rev.,
                              MBIA, ETM, 0%, 2007(++)                                                     3,150,000       2,984,909
                              West Virginia Building Commission, Lease Rev.,
                              MBIA, ETM, 0%, 2008(++)                                                     3,050,000       2,792,245
                              West Virginia Building Commission, Lease Rev.,
                              MBIA, ETM, 0%, 2009(++)                                                     1,000,000         881,570
                              West Virginia Economic Development Authority
                              (Correctional Juvenile & Public), 5%, 2020                                  1,000,000       1,049,870
                              West Virginia Economic Development Authority
                              (Correctional Juvenile & Public), MBIA, 5.5%, 2013                          1,000,000       1,114,990
                              West Virginia Economic Development Authority
                              (Correctional Juvenile & Public), MBIA, 5%, 2026                            2,100,000       2,192,127
                              West Virginia Economic Development Authority
                              State Office Building, "B", MBIA, 5.25%, 2030                               1,355,000       1,435,704
                              West Virginia Economic Development Authority,
                              Auto Lease Rev., 5.2%, 2033                                                 1,000,000       1,041,140
                              West Virginia Economic Development Authority,
                              Department of Environmental Protection, 5.5%, 2022                          2,000,000       2,179,680
                              West Virginia Economic Development Authority,
                              Lease Rev. (State Office Building), "B", MBIA, 5.25%, 2025                    645,000         688,473
                              West Virginia Hospital Finance Authority,
                              Hospital Rev. (Veterans Nursing Home), 5.5%, 2034                           1,000,000       1,021,770
                              West Virginia Hospital Finance Authority,
                              Hospital Rev. (West Virginia University
                              Hospital), AMBAC, 5%, 2018                                                  1,000,000       1,027,820
                              West Virginia School Building Authority,
                              Miscellaneous Tax Rev., FSA, 5.25%, 2021                                    2,550,000       2,679,617
                                                                                                                       ------------
                                                                                                                       $ 30,076,907
-----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 0.4%            Virgin Islands, Public Finance Authority Rev., "A", 5.625%, 2025         $    500,000    $    523,225
-----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%                Children's Trust Fund, Tobacco Settlement Rev.,
                              Puerto Rico, 5.375%, 2033                                                $    680,000    $    702,984
-----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 3.3%             West Virginia Parkways, Economic Development &
                              Tourism Authority, Rev., FGIC, ETM, 0%, 2006(++)                         $  2,500,000    $  2,445,775
                              West Virginia Parkways, Economic Development &
                              Tourism Authority, Rev., FGIC, ETM, 0%, 2007(++)                            2,000,000       1,895,180
                              West Virginia Parkways, Economic Development &
                              Tourism Authority, Rev., FGIC, ETM, 0%, 2008(++)                              610,000         558,449
                                                                                                                       ------------
                                                                                                                       $  4,899,404
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special      Commonwealth of Puerto Rico, Highway &
Tax - 1.3%                    Transportation Authority Rev., "J", MBIA, 5%, 2029                       $  1,820,000    $  1,915,932
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                Commonwealth of Puerto Rico, Industrial Tourist
Colleges - 20.0%              Education (University Plaza), MBIA, 5%, 2021                             $  1,270,000    $  1,330,960
                              Fairmont State College, West Virginia, College
                              Rev., "A", FGIC, 5%, 2032                                                   3,210,000       3,321,194
                              Fairmont State College, West Virginia, College
                              Rev., FGIC, 5.25%, 2022                                                     5,130,000       5,493,101
                              Fairmont State College, West Virginia, College
                              Rev., FGIC, 5.375%, 2027                                                    1,500,000       1,616,325
                              Fairmont State College, West Virginia, College
                              Rev., FGIC, 5%, 2032                                                        2,250,000       2,327,940
                              Shepherd University Board of Governors, West
                              Virginia Rev. (Residence Facilities Projects), MBIA, 5%, 2035               1,675,000       1,743,910
                              State of West Virginia, Department of Higher
                              Education (Marshall University), FGIC, 5.25%, 2019                          1,680,000       1,788,226
                              State of West Virginia, Department of Higher
                              Education (Student Union James C. Wilson
                              College), 5.125%, 2022                                                      1,500,000       1,594,725
                              State of West Virginia, Department of Higher
                              Education, "B", FGIC, 5%, 2029                                              1,000,000       1,042,120
                              State of West Virginia, Department of Higher
                              Education, MBIA, 5%, 2010                                                   1,345,000       1,437,348
                              West Virginia University, Dormitory Rev., AMBAC, 5%, 2007(++)               2,000,000       2,101,860
                              West Virginia University, University Systems
                              Rev. (Marshall University), FGIC, 6%, 2020                                  2,705,000       3,009,177
                              West Virginia University, University Systems
                              Rev. (West Virginia University), MBIA, 5.5%, 2020                           1,700,000       1,942,029
                              West Virginia, West Virginia University
                              Improvement Rev., "C", FGIC, 5%, 2028                                       1,000,000       1,041,880
                                                                                                                       ------------
                                                                                                                       $ 29,790,795
-----------------------------------------------------------------------------------------------------------------------------------
Universities -                West Liberty State College, Capital
Dormitories - 0.4%            Improvement, 6%, 2028                                                    $    500,000    $    533,405
-----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor          Mason County, WV, Pollution Control Rev.
Owned - 0.5%                  (Appalachian Power Co.), 5.5%, 2022                                      $    750,000    $    773,107
-----------------------------------------------------------------------------------------------------------------------------------
Water & Sewer Utility
Revenue - 8.1%                Fairmont, WV, Waterworks Rev., AMBAC, 5.25%, 2022                        $    200,000    $    224,794
                              Parkersburg, WV, Waterworks & Sewer Series A,
                              "N", FGIC, 4.5%, 2022                                                       1,000,000       1,011,030
                              West Virginia Water Development Authority Rev.,
                              AMBAC, 6.25%, 2020                                                          1,000,000       1,113,170
                              West Virginia Water Development Authority Rev.,
                              AMBAC, 5.25%, 2023                                                          1,000,000       1,074,600
                              West Virginia Water Development Authority Rev.,
                              AMBAC, 5%, 2026                                                             2,850,000       2,994,096
                              West Virginia Water Development Authority Rev.,
                              ETM, 7.1%, 2009(++)                                                           130,000         139,326
                              West Virginia Water Development Authority Rev.,
                              FSA, 5.25%, 2035                                                            2,000,000       2,042,740
                              West Virginia Water Development Authority,
                              Infrastructure Rev., "A", AMBAC, 5%, 2033                                   1,950,000       2,025,797
                              West Virginia Water Development Authority,
                              Infrastructure Rev., FSA, 5.5%, 2018                                          390,000         421,157
                              West Virginia Water Development Authority,
                              Infrastructure Rev., FSA, 5.5%, 2019                                          895,000         963,969
                                                                                                                       ------------
                                                                                                                       $ 12,010,679
-----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $133,454,702)                                                                  $142,317,401
-----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.6%
-----------------------------------------------------------------------------------------------------------------------------------
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "B", 2.65%, due 10/06/05                                      $    100,000    $    100,000
                              Allegheny County, PA, Hospital Development
                              Authority Rev. (Presbyterian University
                              Hospital), "C", 2.65%, due 10/06/05                                           300,000         300,000
                              Bell County, TX, Health Facilities Development
                              Corp. Rev. (Scott & White Memorial Hospital),
                              "B-1", 2.4%, due 10/03/05                                                     200,000         200,000
                              Illinois Health Facilities Authority Rev.
                              (University of Chicago Hospital),
                              2.4%, due 10/03/05                                                            800,000         800,000
                              Jefferson County, AL, Sewer Rev., 2.62%, due 10/06/05                         300,000         300,000
                              New York City, NY, Municipal Water & Sewer
                              Finance Authority Rev., 2.33%, due 10/03/05                                   100,000         100,000
                              New York, NY, Series H, 2.35%, due 10/03/05                                   100,000         100,000
                              Pinellas County, FL, Health Facilities
                              Authority Rev. (Pooled Hospital Loan Program),
                              2.83%, due 10/03/05                                                         1,800,000       1,800,000
                              Uinta County, WY, Pollution Control Rev.
                              (Chevron USA, Inc.), 2.4%, due 10/03/05                                       100,000         100,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                                                   $  3,800,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $137,254,702)                                                                      $146,117,401
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.8%                                                                                     2,696,820
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $148,814,221
-----------------------------------------------------------------------------------------------------------------------------------

Swap Agreements

Interest Rate Swaps
                                   NOTIONAL PRINCIPAL                                                                 UNREALIZED
                                       AMOUNT OF               CASH FLOWS PAID                 CASH FLOWS            APPRECIATION
EXPIRATION            CURRENCY          CONTRACT                 BY THE FUND              RECEIVED BY THE FUND      (DEPRECIATION)
12/01/07                USD           $3,000,000               Fixed - 3 Year               Floating - 7 Day            $ 31,332
                                                           BMA Swap Index (2.795%)           BMA Swap Index
--------------------------------------------------------------------------------------------------------------------------------
12/09/15                USD            3,000,000               Fixed - 10 Year             Floating - 3 Month             66,325
                                                          LIBOR Swap Index (4.529%)         LIBOR Swap Index
--------------------------------------------------------------------------------------------------------------------------------
12/12/15                USD            3,000,000               Fixed - 10 Year              Floating - 7 Day              (9,518)
                                                           BMA Swap Index (3.765%)           BMA Swap Index
--------------------------------------------------------------------------------------------------------------------------------
12/22/15                USD            2,000,000               Fixed - 10 Year             Floating - 3 Month             53,012
                                                          LIBOR Swap Index (4.474%)         LIBOR Swap Index
--------------------------------------------------------------------------------------------------------------------------------
12/07/17                USD            2,000,000               Fixed - 12 Year              Floating - 7 Day               8,561
                                                           BMA Swap Index (3.761%)           BMA Swap Index
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $149,712
--------------------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.
The following abbreviations are used in the Portfolio of Investments and are defined:

          BMA         --  Bond Market Assn.
          COP         --  Certificate of Participation
          ETM         --  Escrowed-to-Maturity
          LIBOR       --  London Interbank Offered Rate
          Insurers:                                                       Inverse Floaters:
          ----------------------------------------------------------------------------------------------------------------------
          AMBAC       --  AMBAC Indemnity Corp.                           RITES  --  Residual Interest Tax-Exempt Security
          ASST GTY    --  Asset Guaranty Insurance Co.                    ROLS   --  Residual Option Longs
          CIFG        --  CDS IXIS Financial Guaranty
          CONNIE LEE  --  Connie Lee Insurance Co.
          FGIC        --  Financial Guaranty Insurance Co.
          FHA         --  Federal Housing Administration
          FNMA        --  Federal National Mortgage Assn.
          FSA         --  Financial Security Assurance, Inc.
          GNMA        --  Government National Mortgage Assn.
          MBIA        --  MBIA Insurance Corp.
          XLCA        --  XL Capital Insurance Co.

Portfolio Footnotes:
   (+) Inverse floating rate security.
(+)(+) Refunded bond.
     + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted sec urities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                        ACQUISITION      ACQUISITION           CURRENT            TOTAL %
FUND                     SECURITY                              DATE             COST      MARKET VALUE      OF NET ASSETS

Mississippi              Commonwealth of Puerto             8/05/02       $4,023,905       $ 3,999,460
Fund                     Rico, ROLS, FGIC, 8.553%, 2016
                         Guam Power Authority
                         Rev., RITES, AMBAC,
                         7.531%, 2013                       5/20/99        1,072,720         1,159,080
                         Puerto Rico Municipal
                         Finance Agency, RITES,
                         FSA, 8.081%, 2017                  1/06/00          703,620           873,435
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2013                9/30/99          509,110           618,510
                                                                                          ------------               ----
                                                                                           $ 6,650,485               7.7%
-------------------------------------------------------------------------------------------------------------------------
New York                 Commonwealth of Puerto            10/22/01       $1,634,526       $ 1,728,999
Fund                     Rico, ROLS, XLCA,
                         8.463%, 2017
                         Guam Power Authority
                         Rev., RITES, "B-1",
                         AMBAC, 7.531%, 2014                5/20/99          531,950           575,260
                         Niagra Falls, NY, Bridge
                         Commission Toll Rev.,
                         RITES, FGIC,
                         7.512%, 2015                       5/21/99        3,755,920         4,213,230
                         Triborough Bridge &
                         Tunnel Authority Rev.,
                         NY, RITES, ETM,
                         8.012%, 2017                       4/18/00        5,018,300         6,362,600
                                                                                          ------------               ----
                                                                                           $12,880,089               7.4%
-------------------------------------------------------------------------------------------------------------------------
North Carolina           Commonwealth of Puerto             2/26/99       $7,037,419       $ 7,513,625
Fund                     Rico, Highway &
                         Transportation Authority
                         Rev., RITES, FSA,
                         9.041%, 2018
                         North Carolina Eastern
                         Municipal Power Agency,
                         RITES, AMBAC,
                         9.021%, 2018                       5/26/00        6,552,130         8,871,200
                         North Carolina Municipal
                         Power Agency, ROLS, MBIA,
                         8.016%, 2019                       3/03/03        5,726,600         5,791,300
                         North Carolina Municipal
                         Power Agency, ROLS, MBIA,
                         8.016%, 2020                       3/03/03        3,376,680         3,455,280
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2016                9/30/99        1,471,890         1,893,840
                                                                                          ------------               ----
                                                                                           $27,525,245               8.0%
-------------------------------------------------------------------------------------------------------------------------
Pennsylvania             Commonwealth of Puerto             4/25/03       $1,969,560       $ 1,968,180
Fund                     Rico Highway &
                         Transportation Authority,
                         ROLS, MBIA, 8.553%, 2020
                         Commonwealth of Puerto
                         Rico, ROLS, FGIC,
                         8.553%, 2015                       8/05/02        1,292,920         1,279,720
                         Commonwealth of Puerto
                         Rico, ROLS, XLCA,
                         8.463%, 2017                      10/22/01        1,210,760         1,280,740
                         Gallery Certificate
                         Trust, PA, Parking Rev.,
                         FSA, 4.5%, 2013                   12/17/03          165,000           165,013
                         Guam Power Authority
                         Rev., RITES, AMBAC,
                         7.531%, 2014                       5/20/99        2,308,663         2,496,628
                         Pennsylvania Economic
                         Development Financing
                         Authority Rev., Resources
                         Recovery Rev. (Colver)
                         "G", 5.125%, 2015                  7/01/15          100,000            99,625
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2013                9/30/99          509,110           618,510
                                                                                          ------------               ----
                                                                                           $ 7,908,416               7.1%
-------------------------------------------------------------------------------------------------------------------------
South Carolina           Commonwealth of Puerto            10/05/00       $2,068,200       $ 2,395,800
Fund                     Rico, RITES, ETM,
                         8.061%, 2018
                         Commonwealth of Puerto
                         Rico, RITES, ETM,
                         8.061%, 2019                      10/05/00        1,795,115         2,092,930
                         Commonwealth of Puerto
                         Rico, RITES, MBIA,
                         8.561%, 2020                       3/30/00        2,044,880         2,411,680
                         Commonwealth of Puerto
                         Rico, RITES, FSA,
                         9.088%, 2016                       1/06/00          883,592         1,025,236
                         Puerto Rico Electric
                         Power Authority, RITES,
                         FSA, 7.512%, 2015                  9/16/99          976,500         1,106,880
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2013                9/30/99        1,400,053         1,700,903
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2019                3/31/99        1,470,326         1,664,364
                                                                                          ------------               ----
                                                                                           $12,397,793               7.7%
-------------------------------------------------------------------------------------------------------------------------
Virginia                 Guam Power Authority               5/20/99       $1,058,642       $ 1,161,258
Fund                     Rev., RITES, AMBAC,
                         7.531%, 2015
                         Puerto Rico Electric
                         Power Authority Rev.,
                         RITES, FSA, 8.561%, 2017           8/28/00        2,770,600         3,092,200
                         Puerto Rico Electric
                         Power Authority Rev.,
                         RITES, FSA, 8.311%, 2019           8/28/00        1,345,006         1,556,995
                         Puerto Rico Electric
                         Power Authority Rev.,
                         RITES, FSA, 7.661%, 2020           8/28/00        1,240,075         1,467,150
                         Puerto Rico Municipal
                         Finance Agency, RITES,
                         FSA, 9.088%, 2016                  1/06/00        1,148,670         1,332,807
                         Puerto Rico Municipal
                         Finance Agency, RITES,
                         FSA, 8.081%, 2017                  1/06/00          576,968           716,217
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2013                9/30/99        2,036,440         2,474,040
                         Puerto Rico Public
                         Finance Corp., RITES,
                         AMBAC, 7.791%, 2016                3/31/99          569,030           631,280
                         Virginia Resources
                         Authority Rev., ROLS,
                         7.509%, 2021                      12/01/03        1,508,372         1,586,046
                         Virginia Resources
                         Authority Rev., ROLS,
                         7.509%, 2023                      12/01/03        1,612,568         1,727,875
                         Virginia Resources
                         Authority Rev., ROLS,
                         7.509%, 2033                      12/01/03        2,586,957         2,726,513
                                                                                          ------------               ----
                                                                                           $18,472,381               5.9%
-------------------------------------------------------------------------------------------------------------------------
West Virginia            Commonwealth of Puerto             3/30/00       $3,090,720       $ 3,617,520
Fund                     Rico, Public Improvement,
                         RITES, MBIA, 8.561%, 2019
                         Puerto Rico, Municipal
                         Finance Agency, RITES,
                         FSA, 8.081%, 2017                  1/06/00          844,344         1,048,122
                         West Virginia Building
                         Commission, "A", RITES,
                         AMBAC, 7.742%, 2018                5/05/99        4,888,561         5,616,010
                         West Virginia Building
                         Commission, "B", RITES,
                         AMBAC, 7.742%, 2018                5/05/99        1,351,925         1,553,100
                                                                                          ------------               ----
                                                                                           $11,834,752               8.0%
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of your fund.

                                        MISSISSIPPI                NEW YORK          NORTH CAROLINA            PENNSYLVANIA
At 9/30/05                                     FUND                    FUND                    FUND                    FUND
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                       $80,326,831            $155,500,818            $314,135,958            $105,480,504
  Unrealized appreciation
  (depreciation)                          4,415,927              12,962,217              22,934,161               5,151,372
---------------------------------------------------------------------------------------------------------------------------
Total investments, at value             $84,742,758            $168,463,035            $337,070,119            $110,631,876
Cash                                          2,144                  66,174                  85,860                  32,766
Receivable for investments sold             242,690               2,663,608               3,560,681                  95,000
Receivable for fund shares sold              60,080                  78,026                  87,508                 530,785
Interest receivable                       1,202,872               2,618,112               5,320,381               1,687,832
Receivable from investment
adviser                                          --                      --                      --                  11,470
Unrealized appreciation on
interest rate swaps                         158,520                 175,340                 182,790                 248,485
Other assets                                    504                     969                   2,823                     264
---------------------------------------------------------------------------------------------------------------------------
Total assets                            $86,409,568            $174,065,264            $346,310,162            $113,238,478
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
---------------------------------------------------------------------------------------------------------------------------
Distributions payable                      $147,036                $222,639                $408,282                $130,100
Payable for investments purchased                --                      --                      --               1,167,626
Payable for fund shares
reacquired                                  180,896                  75,333                 453,171                  72,674
Unrealized depreciation on
interest rate swaps                           4,658                   6,988                  16,304                   4,658
Payable to affiliates -
  Management fee                                707                   1,426                   2,837                     917
  Shareholder servicing costs                12,660                  25,187                  40,141                  14,996
  Distribution and service fees                 430                   2,244                   4,530                  13,206
  Administrative services fee                    49                      70                     140                      63
Accrued expenses and other
liabilities                                  44,749                  61,454                  90,062                  53,009
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                          $391,185                $395,341              $1,015,467              $1,457,249
---------------------------------------------------------------------------------------------------------------------------
Net assets                              $86,018,383            $173,669,923            $345,294,695            $111,781,229
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                         $82,151,806            $160,257,118            $321,854,208            $107,324,526
Unrealized appreciation
(depreciation) on investments             4,569,789              13,130,569              23,100,647               5,395,199
Accumulated net realized gain
(loss) on investments                      (542,591)                819,902                 957,628                (698,973)
Accumulated distributions in
excess of net investment income            (160,621)               (537,666)               (617,788)               (239,523)
---------------------------------------------------------------------------------------------------------------------------
Net assets                              $86,018,383            $173,669,923            $345,294,695            $111,781,229
---------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                        MISSISSIPPI                NEW YORK          NORTH CAROLINA            PENNSYLVANIA
                                               FUND                    FUND                    FUND                    FUND
Net Assets
Class A                                 $74,920,246            $122,222,001            $276,763,435             $71,663,414
Class B                                  11,098,137              32,854,345              35,809,247              40,117,815
Class C                                          --              18,593,577              32,722,013                      --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                        $86,018,383            $173,669,923            $345,294,695            $111,781,229
---------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest
outstanding
Class A                                   7,609,677              10,767,497              22,988,684               7,008,604
Class B                                   1,125,784               2,903,685               2,978,493               3,913,562
Class C                                          --               1,640,475               2,719,762                      --
---------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                      8,735,461              15,311,657              28,686,939              10,922,166
---------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial
interest outstanding)                         $9.85                  $11.35                  $12.04                  $10.23
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value per
share)                                       $10.34                  $11.92                  $12.64                  $10.74
---------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                         $9.86                  $11.31                  $12.02                  $10.25
---------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                           $--                  $11.33                  $12.03                     $--
---------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Assets and Liabilities (unaudited) - continued

                                    SOUTH CAROLINA               TENNESSEE                VIRGINIA            WEST VIRGINIA
At 9/30/05                                    FUND                    FUND                    FUND                     FUND
ASSETS
---------------------------------------------------------------------------------------------------------------------------
Investments -
  Identified cost                     $147,369,607            $113,584,883            $291,155,212             $137,254,702
  Unrealized appreciation
  (depreciation)                        10,601,722               7,225,818              17,769,685                8,862,699
---------------------------------------------------------------------------------------------------------------------------
Total investments, at value           $157,971,329            $120,810,701            $308,924,897             $146,117,401
Cash                                        79,716                  23,257                  48,879                   60,769
Receivable for investments sold                 --                 800,862                      --                  125,000
Receivable for fund shares sold             22,095                  14,418                 128,682                  448,466
Interest receivable                      2,349,520               1,766,159               4,705,115                2,395,770
Unrealized appreciation on
interest rate swaps                         38,319                      --                 138,890                  166,218
Other assets                                 1,168                     837                   2,694                      961
---------------------------------------------------------------------------------------------------------------------------
Total assets                          $160,462,147            $123,416,234            $313,949,157             $149,314,585
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------
Distributions payable                     $183,639                $212,581                $479,648                 $165,896
Payable for fund shares
reacquired                                 196,245                  67,722                 147,799                  239,382
Unrealized depreciation on
interest rate swaps                          8,985                  21,895                  56,766                   16,506
Payable to affiliates -
  Management fee                             1,314                   1,012                   2,570                    1,221
  Shareholder servicing costs               18,274                  13,504                  36,803                   16,651
  Distribution and service fees              2,041                   1,517                   3,556                    1,670
  Administrative services fee                   68                      57                     129                       64
Accrued expenses and other
liabilities                                 66,230                  55,314                  82,858                   58,974
---------------------------------------------------------------------------------------------------------------------------
Total liabilities                         $476,796                $373,602                $810,129                 $500,364
---------------------------------------------------------------------------------------------------------------------------
Net assets                            $159,985,351            $123,042,632            $313,139,028             $148,814,221
---------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF
---------------------------------------------------------------------------------------------------------------------------
Paid-in capital                       $150,084,787            $115,497,803            $296,107,822             $140,715,646
Unrealized appreciation
(depreciation) on investments           10,631,056               7,203,923              17,851,809                9,012,411
Accumulated net realized gain
(loss) on investments                     (644,511)                604,877                 110,428                 (576,481)
Accumulated distributions in
excess of net investment income            (85,981)               (263,971)               (931,031)                (337,355)
---------------------------------------------------------------------------------------------------------------------------
Net assets                            $159,985,351            $123,042,632            $313,139,028             $148,814,221
---------------------------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

                                    SOUTH CAROLINA               TENNESSEE                VIRGINIA            WEST VIRGINIA
                                              FUND                    FUND                    FUND                     FUND
Net Assets
Class A                               $131,371,604            $104,181,581            $281,788,322             $135,195,405
Class B                                 28,613,747              18,861,051              18,637,538               13,618,816
Class C                                         --                      --              12,713,168                       --
---------------------------------------------------------------------------------------------------------------------------
Total net assets                      $159,985,351            $123,042,632            $313,139,028             $148,814,221
---------------------------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding
Class A                                 10,594,406               9,687,423              24,384,389               11,663,919
Class B                                  2,309,035               1,755,038               1,614,024                1,175,542
Class C                                         --                      --               1,100,389                       --
---------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial
interest outstanding                    12,903,441              11,442,461              27,098,802               12,839,461
---------------------------------------------------------------------------------------------------------------------------
Class A shares
Net asset value per share
(net assets/shares of beneficial
interest outstanding)                       $12.40                  $10.75                  $11.56                   $11.59
---------------------------------------------------------------------------------------------------------------------------
Offering price per share
(100/95.25 of net asset value
per share)                                  $13.02                  $11.29                  $12.14                   $12.17
---------------------------------------------------------------------------------------------------------------------------
Class B shares
Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                       $12.39                  $10.75                  $11.55                   $11.59
---------------------------------------------------------------------------------------------------------------------------
Class C shares
Net asset value and offering
price per share
(net assets/shares of beneficial
interest outstanding)                          $--                     $--                  $11.55                      $--
---------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  STATEMENT OF OPERATIONS


This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains or losses generated by fund operations.
                                         MISSISSIPPI                 NEW YORK           NORTH CAROLINA           PENNSYLVANIA
                                                FUND                     FUND                     FUND                   FUND
For six months ended 9/30/05

NET INVESTMENT INCOME
---------------------------------------------------------------------------------------------------------------------------
Interest                                  $2,289,316               $4,633,273               $9,026,533             $2,675,320
---------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                            $247,764                 $493,857                 $973,805               $305,664
  Distribution and service fees               43,820                  424,624                  854,362                212,665
  Shareholder servicing costs                 69,100                  138,240                  270,257                 82,926
  Administrative services fee                  8,648                   14,756                   26,651                 10,071
  Trustees" compensation                       2,101                    3,550                    6,952                  3,123
  Custodian fee                               21,317                   32,802                   62,543                 21,069
  Printing                                       451                    9,961                   21,474                  5,670
  Postage                                      1,639                    3,053                    5,312                    500
  Auditing fees                               22,452                   22,452                   22,452                 22,052
  Legal fees                                   1,806                   30,955                    5,411                 11,535
  Shareholder solicitation expenses            1,318                    2,146                    3,068                  1,918
  Miscellaneous                               26,281                   34,355                   29,700                  9,156
---------------------------------------------------------------------------------------------------------------------------
Total expenses                              $446,697               $1,210,751               $2,281,987               $686,349
---------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                        (2,908)                  (5,718)                  (8,433)                (2,809)
  Reduction of expenses by
  investment adviser                        (112,859)                (224,946)                (443,530)              (195,779)
---------------------------------------------------------------------------------------------------------------------------
Net expenses                                $330,930                 $980,087               $1,830,024               $487,761
---------------------------------------------------------------------------------------------------------------------------
Net investment income                     $1,958,386               $3,653,186               $7,196,509             $2,187,559
---------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                   $155,861                 $275,569                 $646,474               $163,997
  Swap transactions                          (92,279)                (170,934)                  51,463               (341,116)
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                  $63,582                 $104,635                 $697,937              $(177,119)
---------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                               $128,887                 $625,787                 $645,483               $634,769
  Swap transactions                           71,334                   52,001                   76,605                113,266
---------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                                 $200,221                 $677,788                 $722,088               $748,035
---------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       $263,803                 $782,423               $1,420,025               $570,916
---------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $2,222,189               $4,435,609               $8,616,534             $2,758,475
---------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Operations (unaudited) - continued

                                      SOUTH CAROLINA                TENNESSEE                 VIRGINIA          WEST VIRGINIA
                                                FUND                     FUND                     FUND                   FUND
For six months ended 9/30/05
NET INVESTMENT INCOME
-----------------------------------------------------------------------------------------------------------------------------
Interest                                  $4,248,874               $3,164,359               $8,397,670             $3,774,168
-----------------------------------------------------------------------------------------------------------------------------
Expenses -
  Management fee                            $444,578                 $344,445                 $876,640               $412,177
  Distribution and service fees              380,945                  284,480                  661,409                307,951
  Shareholder servicing costs                116,598                   88,993                  231,174                105,551
  Administrative services fee                 13,528                   11,046                   24,236                 12,719
  Trustees" compensation                       4,429                    3,400                    6,639                  4,202
  Custodian fee                               36,504                   21,997                   56,515                 26,840
  Printing                                     7,682                    1,342                   19,078                  2,187
  Postage                                      2,637                    2,239                    5,805                  3,582
  Auditing fees                               23,488                   23,480                   22,452                 22,452
  Legal fees                                   3,027                    2,295                    7,223                  2,584
  Shareholder solicitation expenses            1,738                    1,375                    2,964                  1,656
  Miscellaneous                               14,065                   23,494                   44,853                 24,050
-----------------------------------------------------------------------------------------------------------------------------
Total expenses                            $1,049,219                 $808,586               $1,958,988               $925,951
-----------------------------------------------------------------------------------------------------------------------------
  Fees paid indirectly                        (4,623)                  (2,917)                 (14,328)                (4,072)
  Reduction of expenses by
  investment adviser                        (202,479)                (156,880)                (399,265)              (187,718)
-----------------------------------------------------------------------------------------------------------------------------
Net expenses                                $842,117                 $648,789               $1,545,395               $734,161
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                     $3,406,757               $2,515,570               $6,852,275             $3,040,007
-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis) -
  Investment transactions                   $253,364                 $299,973                 $836,449                $58,119
  Swap transactions                          228,110                  187,537                  364,300                (56,000)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on
investments                                 $481,474                 $487,510               $1,200,749                 $2,119
-----------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -
  Investments                                 $7,243                  $22,368                $(332,509)               $31,414
  Swap transactions                          (24,876)                  (9,899)                 197,188                 41,451
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on
investments                                 $(17,633)                 $12,469                $(135,321)               $72,865
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain
(loss) on investments                       $463,841                 $499,979               $1,065,428                $74,984
-----------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $3,870,598               $3,015,549               $7,917,703             $3,114,991
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  STATEMENT OF CHANGES IN NET ASSETS

This statement describes the increases and or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
                                         MISSISSIPPI               NEW YORK         NORTH CAROLINA           PENNSYLVANIA
                                                FUND                   FUND                   FUND                   FUND
For the six months ended 9/30/05

CHANGE IN NET ASSETS

OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                     $1,958,386             $3,653,186             $7,196,509             $2,187,559
Net realized gain (loss) on
investments                                   63,582                104,635                697,937               (177,119)
Net unrealized gain (loss) on
investments                                  200,221                677,788                722,088                748,035
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $2,222,189             $4,435,609             $8,616,534             $2,758,475
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                $(1,759,120)           $(2,677,778)           $(5,905,891)           $(1,470,478)
  Class B                                   (214,052)              (601,280)              (694,120)              (708,988)
  Class C                                         --               (331,866)              (584,578)                    --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(1,973,172)           $(3,610,924)           $(7,184,589)           $(2,179,466)
-------------------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares          $4,233,108             $4,795,677            $10,241,537             $8,600,665
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           1,034,262              2,249,888              4,660,014              1,388,856
Cost of shares reacquired                (10,615,861)           (15,119,458)           (24,061,112)            (8,184,997)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(5,348,491)           $(8,073,893)           $(9,159,561)            $1,804,524
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets               $(5,099,474)           $(7,249,208)           $(7,727,616)            $2,383,533
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                    91,117,857            180,919,131            353,022,311            109,397,696
At end of period                         $86,018,383           $173,669,923           $345,294,695           $111,781,229
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                     $(160,621)             $(537,666)             $(617,788)             $(239,523)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets (unaudited) - continued

                                      SOUTH CAROLINA              TENNESSEE               VIRGINIA          WEST VIRGINIA
                                                FUND                   FUND                   FUND                   FUND
For six months ended 9/30/05

CHANGE IN NET ASSETS

OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                     $3,406,757             $2,515,570             $6,852,275             $3,040,007
Net realized gain (loss) on
investments                                  481,474                487,510              1,200,749                  2,119
Net unrealized gain (loss) on
investments                                  (17,633)                12,469               (135,321)                72,865
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $3,870,598             $3,015,549             $7,917,703             $3,114,991
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                $(2,835,968)           $(2,148,623)           $(6,322,062)           $(2,797,213)
  Class B                                   (552,720)              (345,393)              (364,144)              (243,927)
  Class C                                         --                     --               (234,466)                    --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(3,388,688)           $(2,494,016)           $(6,920,672)           $(3,041,140)
-------------------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares          $7,848,176             $3,527,776             $8,262,922             $5,633,669
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,234,825              1,212,100              3,956,756              2,031,599
Cost of shares reacquired                (11,953,338)            (7,744,694)           (17,108,136)            (7,718,048)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(1,870,337)           $(3,004,818)           $(4,888,458)              $(52,780)
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets               $(1,388,427)           $(2,483,285)           $(3,891,427)               $21,071
-------------------------------------------------------------------------------------------------------------------------

NET ASSETS
--------------------------------------------------------------------------------
At beginning of period                   161,373,778            125,525,917            317,030,455            148,793,150

At end of period                        $159,985,351           $123,042,632           $313,139,028           $148,814,221
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                      $(85,981)             $(263,971)             $(931,031)             $(337,355)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued
                                         MISSISSIPPI               NEW YORK         NORTH CAROLINA           PENNSYLVANIA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/05

                              CHANGE IN NET ASSETS

OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                     $4,246,035             $7,863,201            $15,534,523             $4,519,117
Net realized gain (loss) on
investments                                 (599,779)             1,305,318              2,301,615                515,430
Net unrealized gain (loss) on
investments                               (1,291,053)            (5,205,262)           (10,908,526)            (2,429,625)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $2,355,203             $3,963,257             $6,927,612             $2,604,922
-------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                $(3,800,669)           $(5,659,906)          $(12,575,689)           $(2,936,106)
  Class B                                   (488,047)            (1,405,511)            (1,644,629)            (1,545,007)
  Class C                                         --               (758,214)            (1,223,511)                    --
From net realized gain on investments
  Class A                                         --                     --               (936,801)                    --
  Class B                                         --                     --               (140,671)                    --
  Class C                                         --                     --               (107,103)                    --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(4,288,716)           $(7,823,631)          $(16,628,404)           $(4,481,113)
-------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares          $9,045,267            $14,263,800            $20,817,725            $11,805,847
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           2,261,536              5,273,314             11,824,254              3,083,455
Cost of shares reacquired                (13,939,448)           (29,817,855)           (60,722,788)           (27,178,617)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(2,632,645)          $(10,280,741)          $(28,080,809)          $(12,289,315)
-------------------------------------------------------------------------------------------------------------------------
Redemption fees                                  $41                 $2,441                     $1                    $21
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets               $(4,566,117)          $(14,138,674)          $(37,781,600)          $(14,165,485)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                    95,683,974            195,057,805            390,803,911            123,563,181
At end of period                         $91,117,857           $180,919,131           $353,022,311           $109,397,696
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                     $(145,835)             $(579,928)             $(629,708)             $(247,616)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Statement of Changes in Net Assets - continued

                                      SOUTH CAROLINA              TENNESSEE               VIRGINIA          WEST VIRGINIA
                                                FUND                   FUND                   FUND                   FUND
For year ended 3/31/05

CHANGE IN NET ASSETS

OPERATIONS
-------------------------------------------------------------------------------------------------------------------------
Net investment income                     $7,197,796             $5,340,555            $14,787,096             $6,504,194
Net realized gain (loss) on
investments                                  930,247              1,007,888              3,298,859                (76,934)
Net unrealized gain (loss) on
investments                               (4,411,964)            (3,338,157)            (9,424,724)            (3,229,447)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from
operations                                $3,716,079             $3,010,286             $8,661,231             $3,197,813
-------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                $(5,900,829)           $(4,493,724)          $(13,347,276)           $(5,865,720)
  Class B                                 (1,287,235)              (765,363)              (855,754)              (572,534)
  Class C                                         --                     --               (489,932)                    --
From net realized gain on investments
  Class A                                         --               (753,833)                    --                     --
  Class B                                         --               (154,547)                    --                     --
-------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                             $(7,188,064)           $(6,167,467)          $(14,692,962)           $(6,438,254)
-------------------------------------------------------------------------------------------------------------------------
FUND SHARE (PRINCIPAL) TRANSACTIONS
-------------------------------------------------------------------------------------------------------------------------
Net proceeds from sale of shares         $13,511,576             $9,769,194            $20,694,470             $8,490,937
Net asset value of shares issued
to shareholders in reinvestment
of distributions                           4,984,841              3,893,707              9,044,221              4,607,193
Cost of shares reacquired                (28,378,740)           (28,275,785)           (44,797,381)           (19,407,595)
-------------------------------------------------------------------------------------------------------------------------
Change in net assets from fund
share transactions                       $(9,882,323)          $(14,612,884)          $(15,058,690)           $(6,309,465)
-------------------------------------------------------------------------------------------------------------------------
Redemption fees                                  $--                    $--                   $606                    $44
-------------------------------------------------------------------------------------------------------------------------
Total change in net assets              $(13,354,308)          $(17,770,065)          $(21,089,815)           $(9,549,862)
-------------------------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------------------------
At beginning of period                   174,728,086            143,295,982            338,120,270            158,343,012
At end of period                        $161,373,778           $125,525,917           $317,030,455           $148,793,150
-------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in
excess of net investment income
included in net assets at end of
period                                     $(104,050)             $(285,525)             $(862,634)             $(336,222)
-------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                                   SIX MONTHS                                    YEARS ENDED 3/31
                                     ENDED          -------------------------------------------------------------------------
                                    9/30/05           2005=             2004             2003             2002           2001
CLASS A                           (UNAUDITED)
Net asset value, beginning
of period                           $9.82           $10.02           $10.02            $9.61            $9.78            $9.37
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income               $0.22            $0.46            $0.46            $0.46            $0.49            $0.50
Net realized and unrealized
gain (loss) on investments           0.03            (0.19)            0.01             0.44            (0.16)            0.41
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.25            $0.27            $0.47            $0.90            $0.33            $0.91
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income         $(0.22)          $(0.47)          $(0.47)          $(0.49)          $(0.50)          $(0.50)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                              $9.85            $9.82           $10.02           $10.02            $9.61            $9.78
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***              2.58++           2.76             4.77             9.48             3.45            10.02
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         0.90+            0.83             0.82             0.84             0.85             0.85
Expenses after expense
reductions##                         0.65+            0.58             0.62             0.64             0.65             0.65
Net investment income(S)             4.45+            4.70             4.61             4.70             5.05             5.28
Portfolio turnover                      4               19               12               22                6               19
Net assets at end of period
(000 Omitted)                     $74,920          $79,574          $82,507          $87,724          $76,004          $67,458
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) MISSISSIPPI MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          -------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period            $9.84            $10.03            $10.04             $9.62             $9.79             $9.38
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.18             $0.39             $0.38             $0.38             $0.42             $0.43
Net realized and
unrealized gain (loss)
on investments                  0.03             (0.19)            (0.01)^            0.44             (0.17)             0.41
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.21             $0.20             $0.37             $0.82             $0.25             $0.84
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.19)           $(0.39)           $(0.38)           $(0.40)           $(0.42)           $(0.43)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                         $9.86             $9.84            $10.03            $10.04             $9.62             $9.79
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.09++            2.08              3.80              8.67              2.62              9.17
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.66+             1.60              1.64              1.67              1.65              1.63
Expenses after expense
reductions##                    1.41+             1.35              1.44              1.47              1.45              1.43
Net investment
income(S)                       3.69+             3.93              3.79              3.86              4.23              4.50
Portfolio turnover                 4                19                12                22                 6                19
Net assets at end of
period (000 Omitted)         $11,098           $11,544           $13,177           $12,900           $10,177           $10,986
------------------------------------------------------------------------------------------------------------------------------

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
  ^ The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $11.30            $11.53            $11.49            $10.94            $11.14            $10.58
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.25             $0.51             $0.51             $0.52             $0.53             $0.55
Net realized and
unrealized gain (loss)
on investments                  0.04             (0.24)             0.04              0.56             (0.18)             0.57
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.29             $0.27             $0.55             $1.08             $0.35             $1.12
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.24)           $(0.50)           $(0.51)           $(0.53)           $(0.55)           $(0.56)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.35            $11.30            $11.53            $11.49            $10.94            $11.14
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.60++            2.45              4.90             10.05              3.16             10.75
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.13+             1.04              1.06              1.07              1.08              1.06
Expenses after expense
reductions##                    0.88+             0.79              0.86              0.87              0.88              0.86
Net investment
income(S)                       4.29+             4.47              4.39              4.56              4.80              5.10
Portfolio turnover                 6                20                13                17                18                35
Net assets at end of
period (000 Omitted)        $122,222          $125,861          $131,642          $132,843          $121,717          $125,917
------------------------------------------------------------------------------------------------------------------------------

                              SIX MONTHS                                       YEARS ENDED 3/31
                                 ENDED          -------------------------------------------------------------------------------
                                9/30/05            2005=             2004              2003              2002            2001
CLASS B                       (UNAUDITED)
Net asset value,
beginning of period           $11.27            $11.49            $11.45            $10.93            $11.13            $10.58
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.20             $0.42             $0.42             $0.43             $0.45             $0.46
Net realized and
unrealized gain (loss)
on investments                  0.04             (0.22)             0.04              0.54             (0.19)             0.57
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.24             $0.20             $0.46             $0.97             $0.26             $1.03
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.20)           $(0.42)           $(0.42)           $(0.45)           $(0.46)           $(0.48)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.31            $11.27            $11.49            $11.45            $10.93            $11.13
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.12++            1.77              4.12              8.96              2.39              9.94
------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.88+             1.79              1.80              1.82              1.83              1.81
Expenses after expense
reductions##                    1.63+             1.54              1.60              1.62              1.63              1.61
Net investment income(S)        3.55+             3.70              3.62              3.80              4.05              4.33
Portfolio turnover                 6                20                13                17                18                35
Net assets at end of
period (000 Omitted)         $32,854           $35,328           $41,509           $40,867           $29,903           $25,928
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) NEW YORK MUNICIPAL BOND FUND - CONTINUED

                                   SIX MONTHS                                   YEARS ENDED 3/31
                                      ENDED          -----------------------------------------------------------------------
                                     9/30/05           2005=             2004           2003           2002          2001**
CLASS C                            (UNAUDITED)
Net asset value, beginning of
period                             $11.29           $11.51           $11.47           $10.93           $11.13           $10.91
------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
Net investment income               $0.20            $0.42            $0.42            $0.43            $0.45            $0.14
Net realized and unrealized
gain (loss) on investments           0.04            (0.22)            0.04             0.56            (0.18)            0.23
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.24            $0.20            $0.46            $0.99            $0.27            $0.37
------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
From net investment income         $(0.20)          $(0.42)          $(0.42)          $(0.45)          $(0.47)          $(0.15)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period     $11.33           $11.29           $11.51           $11.47           $10.93           $11.13
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***              2.12++           1.78             4.12             9.14             2.39             3.36++
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.88+            1.79             1.80             1.82             1.83             1.81+
Expenses after expense
reductions##                         1.63+            1.54             1.60             1.62             1.63             1.61+
Net investment income(S)             3.54+            3.72             3.63             3.81             4.05             4.20+
Portfolio turnover                      6               20               13               17               18               35
Net assets at end of period
(000 Omitted)                     $18,594          $19,730          $21,907          $14,005          $10,178           $8,578
------------------------------------------------------------------------------------------------------------------------------

**  For the period from the class" inception, December 11, 2000 (Class C) through the stated period end.
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charge.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                        YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $11.99            $12.30            $12.24            $11.68            $11.89            $11.35
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.25             $0.53             $0.53             $0.54             $0.57             $0.58
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.27)             0.07              0.58             (0.21)             0.55
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.30             $0.26             $0.60             $1.12             $0.36             $1.13
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.25)           $(0.53)           $(0.53)           $(0.56)           $(0.57)           $(0.59)
From net realized gain
on investments                    --             (0.04)            (0.01)               --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.25)           $(0.57)           $(0.54)           $(0.56)           $(0.57)           $(0.59)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.04            $11.99            $12.30            $12.24            $11.68            $11.89
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.54++            2.15              5.01              9.71              3.08             10.20
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.16+             1.10              1.12              1.11              1.12              1.11
Expenses after expense
reductions##                    0.91+             0.85              0.92              0.91              0.92              0.91
Net investment
income(S)                       4.20+             4.38              4.30              4.50              4.78              5.03
Portfolio turnover                 3                 9                 9                20                13                27
Net assets at end of
period (000 Omitted)        $276,763          $279,875          $305,185          $316,687          $303,250          $308,447
-------------------------------------------------------------------------------------------------------------------------------

                               SIX MONTHS                                       YEARS ENDED 3/31
                                 ENDED          -------------------------------------------------------------------------------
                                9/30/05            2005=             2004              2003              2002            2001
CLASS B                       (UNAUDITED)
Net asset value,
beginning of period           $11.98            $12.29            $12.23            $11.67            $11.89            $11.35
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.45             $0.45             $0.47             $0.48             $0.50
Net realized and
unrealized gain (loss)
on investments                  0.03             (0.27)             0.07              0.57             (0.20)             0.55
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.25             $0.18             $0.52             $1.04             $0.28             $1.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.21)           $(0.45)           $(0.45)           $(0.48)           $(0.50)           $(0.51)
From net realized gain
on investments                    --             (0.04)            (0.01)               --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders      $(0.21)           $(0.49)           $(0.46)           $(0.48)           $(0.50)           $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.02            $11.98            $12.29            $12.23            $11.67            $11.89
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.13++            1.49              4.33              9.01              2.33              9.49
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.81+             1.75              1.76              1.76              1.77              1.76
Expenses after expense
reductions##                    1.56+             1.50              1.56              1.56              1.57              1.56
Net investment income(S)        3.55+             3.72              3.64              3.85              4.07              4.37
Portfolio turnover                 3                 9                 9                20                13                27
Net assets at end of
period (000 Omitted)         $35,809           $40,251           $50,363           $59,116           $57,534           $60,449
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) NORTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                             SIX MONTHS                                         YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS C                      (UNAUDITED)
Net asset value,
beginning of period           $11.98            $12.29            $12.23            $11.67            $11.89            $11.35
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.45             $0.45             $0.46             $0.48             $0.50
Net realized and
unrealized gain (loss)
on investments                  0.04             (0.27)             0.07              0.58             (0.20)             0.55
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.26             $0.18             $0.52             $1.04             $0.28             $1.05
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.21)           $(0.45)           $(0.45)           $(0.48)           $(0.50)           $(0.51)
From net realized gain
on investments                    --             (0.04)            (0.01)               --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.21)           $(0.49)           $(0.46)           $(0.48)           $(0.50)           $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.03            $11.98            $12.29            $12.23            $11.67            $11.89
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.21++            1.49              4.33              9.01              2.33              9.49
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.81+             1.76              1.77              1.76              1.77              1.76
Expenses after expense
reductions##                    1.56+             1.51              1.57              1.56              1.57              1.56
Net investment
income(S)                       3.57+             3.76              3.67              3.84              4.07              4.37
Portfolio turnover                 3                 9                 9                20                13                27
Net assets at end of
period (000 Omitted)         $32,722           $32,897           $35,256           $31,836           $23,741           $19,099
-------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED           ------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $10.17            $10.31            $10.21             $9.73             $9.85             $9.36
-------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.44             $0.42             $0.45             $0.48             $0.49
Net realized and
unrealized gain (loss)
on investments                  0.06             (0.14)             0.10              0.51             (0.11)             0.49
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.28             $0.30             $0.52             $0.96             $0.37             $0.98
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.22)           $(0.44)           $(0.42)           $(0.48)           $(0.49)           $(0.49)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.23            $10.17            $10.31            $10.21             $9.73             $9.85
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.72++            2.97              5.12             10.12              3.85             10.85
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    0.95+             0.94              0.94              0.96              0.89              0.93
Expenses after expense
reductions##                    0.60+             0.60              0.64              0.48              0.36              0.37
Net investment
income(S)                       4.22+             4.33              4.12              4.47              4.90              5.17
Portfolio turnover                 5                20                24                19                19                10
Net assets at end of
period (000 Omitted)         $71,663           $67,942           $75,083           $68,705           $47,661           $33,842
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) PENNSYLVANIA MUNICIPAL BOND FUND - CONTINUED

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $10.20            $10.34            $10.24             $9.75             $9.88             $9.38
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.18             $0.36             $0.34             $0.36             $0.40             $0.42
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.14)             0.10              0.53             (0.12)             0.50
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.23             $0.22             $0.44             $0.89             $0.28             $0.92
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.18)           $(0.36)           $(0.34)           $(0.40)           $(0.41)           $(0.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.25            $10.20            $10.34            $10.24             $9.75             $9.88
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.24++            2.19              4.38              9.21              2.86             10.06
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.72+             1.71              1.74              1.78              1.73              1.73
Expenses after expense
reductions##                    1.37+             1.37              1.44              1.30              1.20              1.17
Net investment
income(S)                       3.46+             3.56              3.32              3.62              4.06              4.38
Portfolio turnover                 5                20                24                19                19                10
Net assets at end of
period (000 Omitted)         $40,118           $41,455           $48,480           $46,941           $28,286           $20,827
-------------------------------------------------------------------------------------------------------------------------------

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $12.36            $12.61            $12.53            $12.00            $12.15            $11.58
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.27             $0.56             $0.55             $0.58             $0.60             $0.60
Net realized and
unrealized gain (loss)
on investments                  0.04             (0.25)             0.10              0.54             (0.16)             0.56
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.31             $0.31             $0.65             $1.12             $0.44             $1.16
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.27)           $(0.56)           $(0.57)           $(0.59)           $(0.59)           $(0.59)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.40            $12.36            $12.61            $12.53            $12.00            $12.15
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.51++            2.52              5.30              9.51              3.68             10.26
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.18+             1.14              1.14              1.15              1.14              1.16
Expenses after expense
reductions##                    0.93+             0.89              0.94              0.95              0.94              0.96
Net investment
income(S)                       4.34+             4.50              4.39              4.68              4.91              5.13
Portfolio turnover                 4                15                16                21                10                33
Net assets at end of
period (000 Omitted)        $131,372          $130,342          $137,911          $129,844          $121,438          $120,529
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) SOUTH CAROLINA MUNICIPAL BOND FUND - CONTINUED

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $12.36            $12.60            $12.52            $11.99            $12.14            $11.58
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.23             $0.48             $0.47             $0.50             $0.52             $0.52
Net realized and
unrealized gain (loss)
on investments                  0.03             (0.24)             0.10              0.54             (0.16)             0.55
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.26             $0.24             $0.57             $1.04             $0.36             $1.07
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.23)           $(0.48)           $(0.49)           $(0.51)           $(0.51)           $(0.51)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $12.39            $12.36            $12.60            $12.52            $11.99            $12.14
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.10++            1.94              4.62              8.81              3.01              9.46
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.83+             1.79              1.79              1.80              1.79              1.81
Expenses after expense
reductions##                    1.58+             1.54              1.59              1.60              1.59              1.61
Net investment
income(S)                       3.69+             3.85              3.74              4.03              4.25              4.47
Portfolio turnover                 4                15                16                21                10                33
Net assets at end of
period (000 Omitted)         $28,614           $31,032           $36,817           $37,603           $34,139           $33,302
-------------------------------------------------------------------------------------------------------------------------------

*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $10.71            $10.96            $10.90            $10.43            $10.58            $10.11
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.45             $0.45             $0.47             $0.49             $0.50
Net realized and
unrealized gain (loss)
on investments                  0.04             (0.18)             0.06              0.49             (0.14)             0.47
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.26             $0.27             $0.51             $0.96             $0.35             $0.97
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.22)           $(0.44)           $(0.45)           $(0.49)           $(0.50)           $(0.50)
From net realized gain
on investments                    --             (0.08)               --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.22)           $(0.52)           $(0.45)           $(0.49)           $(0.50)           $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.75            $10.71            $10.96            $10.90            $10.43            $10.58
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.44++            2.53              4.80              9.34              3.36              9.87
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.18+             1.16              1.14              1.17              1.14              1.15
Expenses after expense
reductions##                    0.93+             0.91              0.94              0.97              0.94              0.95
Net investment
income(S)                       4.12+             4.16              4.08              4.35              4.66              4.87
Portfolio turnover                 2                11                19                16                12                19
Net assets at end of
period (000 Omitted)        $104,182          $104,837          $118,990          $115,819          $101,294           $99,097
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) TENNESSEE MUNICIPAL BOND FUND - CONTINUED

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05            2005              2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $10.70            $10.95            $10.89            $10.42            $10.57            $10.10
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.19             $0.38             $0.38             $0.40             $0.42             $0.43
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.18)             0.06              0.49             (0.14)             0.47
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.24             $0.20             $0.44             $0.89             $0.28             $0.90
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.19)           $(0.37)           $(0.38)           $(0.42)           $(0.43)           $(0.43)
From net realized gain
on investments                    --             (0.08)               --                --                --                --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to
shareholders                  $(0.19)           $(0.45)           $(0.38)           $(0.42)           $(0.43)           $(0.43)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $10.75            $10.70            $10.95            $10.89            $10.42            $10.57
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.21++            1.87              4.12              8.64              2.69              9.17
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.83+             1.81              1.79              1.82              1.79              1.80
Expenses after expense
reductions##                    1.58+             1.56              1.59              1.62              1.59              1.60
Net investment
income(S)                       3.47+             3.51              3.43              3.70              4.00              4.22
Portfolio turnover                 2                11                19                16                12                19
Net assets at end of
period (000 Omitted)         $18,861           $20,689           $24,306           $27,546           $26,183           $23,656
-------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $11.52            $11.73            $11.61            $11.14            $11.36            $10.91
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.25             $0.53             $0.53             $0.53             $0.54             $0.56
Net realized and
unrealized gain (loss)
on investments                  0.05             (0.21)             0.12              0.47             (0.22)             0.45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.30             $0.32             $0.65             $1.00             $0.32             $1.01
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.26)           $(0.53)           $(0.53)           $(0.53)           $(0.54)           $(0.56)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.56            $11.52            $11.73            $11.61            $11.14            $11.36
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.58++            2.83              5.70              9.10              2.87              9.55
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.16+             1.10              1.13              1.13              1.12              1.11
Expenses after expense
reductions##                    0.91+             0.85              0.93              0.93              0.92              0.91
Net investment
income(S)                       4.36+             4.63              4.53              4.62              4.77              5.06
Portfolio turnover                 9                11                11                13                14                24
Net assets at end of
period (000 Omitted)        $281,788          $285,185          $301,218          $308,164          $299,088          $304,581
-------------------------------------------------------------------------------------------------------------------------------

                              SIX MONTHS                                       YEARS ENDED 3/31
                                 ENDED          -------------------------------------------------------------------------------
                                9/30/05            2005=             2004              2003              2002            2001
CLASS B                       (UNAUDITED)
Net asset value,
beginning of period           $11.51            $11.72            $11.60            $11.13            $11.35            $10.91
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.46             $0.45             $0.46             $0.47             $0.48
Net realized and
unrealized gain (loss)
on investments                  0.04             (0.21)             0.12              0.46             (0.22)             0.44
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.26             $0.25             $0.57             $0.92             $0.25             $0.92
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.22)           $(0.46)           $(0.45)           $(0.45)           $(0.47)           $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.55            $11.51            $11.72            $11.60            $11.13            $11.35
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.25++            2.16              5.02              8.40              2.20              8.76
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.81+             1.75              1.77              1.78              1.78              1.76
Expenses after expense
reductions##                    1.56+             1.50              1.57              1.58              1.58              1.56
Net investment income(S)        3.72+             3.98              3.88              3.97              4.12              4.39
Portfolio turnover                 9                11                11                13                14                24
Net assets at end of
period (000 Omitted)         $18,638           $19,637           $23,564           $25,470           $26,970           $29,872
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) VIRGINIA MUNICIPAL BOND FUND - CONTINUED
                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS C                      (UNAUDITED)
Net asset value,
beginning of period           $11.52            $11.72            $11.61            $11.13            $11.36            $10.91
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.22             $0.46             $0.45             $0.45             $0.47             $0.48
Net realized and
unrealized gain (loss)
on investments                  0.03             (0.20)             0.11              0.48             (0.23)             0.45
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.25             $0.26             $0.56             $0.93             $0.24             $0.93
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.22)           $(0.46)           $(0.45)           $(0.45)           $(0.47)           $(0.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.55            $11.52            $11.72            $11.61            $11.13            $11.36
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.16++            2.25              4.93              8.49              2.10              8.85
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.82+             1.75              1.77              1.78              1.77              1.76
Expenses after expense
reductions##                    1.57+             1.50              1.57              1.58              1.57              1.56
Net investment
income(S)                       3.71+             3.98              3.88              3.97              4.10              4.37
Portfolio turnover                 9                11                11                13                14                24
Net assets at end of
period (000 Omitted)         $12,713           $12,208           $13,338           $12,758           $10,619            $6,965
-------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund
(assuming reinvestment of all distributions) held for the entire period.

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05           2005=              2004              2003              2002             2001
CLASS A                      (UNAUDITED)
Net asset value,
beginning of period           $11.58            $11.82            $11.77            $11.32            $11.45            $10.95
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.24             $0.51             $0.51             $0.55             $0.57             $0.57
Net realized and
unrealized gain (loss)
on investments                  0.01             (0.25)             0.05              0.46             (0.14)             0.50
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.25             $0.26             $0.56             $1.01             $0.43             $1.07
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.24)           $(0.50)           $(0.51)           $(0.56)           $(0.56)           $(0.57)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.59            $11.58            $11.82            $11.77            $11.32            $11.45
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         2.17++            2.28              4.84              9.04              3.79             10.04
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.18+             1.14              1.13              1.16              1.13              1.15
Expenses after expense
reductions##                    0.93+             0.89              0.93              0.96              0.93              0.95
Net investment
income(S)                       4.12+             4.35              4.33              4.71              4.97              5.14
Portfolio turnover                 5                14                17                13                 2                 9
Net assets at end of
period (000 Omitted)        $135,195          $134,459          $140,599          $139,564          $121,860          $118,862
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS  FINANCIAL HIGHLIGHTS, MFS(R) WEST VIRGINIA MUNICIPAL BOND FUND - CONTINUED

                              SIX MONTHS                                       YEARS ENDED 3/31
                                ENDED          --------------------------------------------------------------------------------
                               9/30/05            2005=             2004              2003              2002             2001
CLASS B                      (UNAUDITED)
Net asset value,
beginning of period           $11.58            $11.82            $11.76            $11.31            $11.44            $10.94
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS#(S)
-------------------------------------------------------------------------------------------------------------------------------
Net investment income          $0.20             $0.43             $0.43             $0.47             $0.50             $0.50
Net realized and
unrealized gain (loss)
on investments                  0.01             (0.24)             0.06              0.46             (0.15)             0.50
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                     $0.21             $0.19             $0.49             $0.93             $0.35             $1.00
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
From net investment
income                        $(0.20)           $(0.43)           $(0.43)           $(0.48)           $(0.48)           $(0.50)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                        $11.59            $11.58            $11.82            $11.76            $11.31            $11.44
-------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***         1.84++            1.62              4.25              8.34              3.12              9.34
-------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND
SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                    1.83+             1.79              1.78              1.81              1.79              1.80
Expenses after expense
reductions##                    1.58+             1.54              1.58              1.61              1.59              1.60
Net investment
income(S)                       3.47+             3.71              3.68              4.06              4.31              4.48
Portfolio turnover                 5                14                17                13                 2                 9
Net assets at end of
period (000 Omitted)         $13,619           $14,334           $17,744           $19,443           $16,248           $16,170
-------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment
    Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Mississippi Municipal Bond Fund (Mississippi Fund), MFS New York Municipal Bond Fund (New York Fund), MFS North Carolina Municipal Bond Fund (North Carolina Fund), MFS Pennsylvania Municipal Bond Fund (Pennsylvania Fund), MFS South Carolina Municipal Bond Fund (South Carolina Fund), MFS Tennessee Municipal Bond Fund (Tennessee Fund), MFS Virginia Municipal Bond Fund (Virginia
Fund), and MFS West Virginia Municipal Bond Fund (West Virginia Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open- end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

Investment Valuations - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in each fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in each fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

Derivative Risk - Each fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the funds use derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The funds may use swaps for both hedging and non- hedging purposes. For hedging purposes, the funds may use swaps to reduce their exposure to interest and foreign exchange rate fluctuations. For non- hedging purposes, the funds may use swaps to take a position on anticipated changes in the underlying financial index.

Interest Rate Swap Agreements - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the funds.

Short Term Fees - For purchases made on or after July 1, 2004 and before April 1, 2005, each fund charged a 2% redemption fee (which is retained by each fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, each fund no longer charges a redemption fee. See each fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations.

Each fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the funds.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by each fund. This amount, for the six months ended September 30, 2005 is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - Each fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, expiration of capital loss carryforward, treating a portion of the proceeds from redemptions as a distribution for tax purposes and amortization and accretion on debt securities and net operating losses.

The tax character of distributions declared for the years ended March 31, 2005 and March 31, 2004 was as follows:

                                                          NORTH                     SOUTH                                 WEST
                             MISSISSIPPI    NEW YORK     CAROLINA   PENNSYLVANIA   CAROLINA    TENNESSEE      VIRGINIA   VIRGINIA
YEAR ENDED 3/31/05               FUND         FUND         FUND         FUND         FUND         FUND          FUND       FUND
Distribution declared from:
Tax-exempt income             $4,288,716   $7,823,631  $15,104,858   $4,481,113   $7,152,028   $5,259,087   $14,692,962   $6,402,713
Ordinary income                       --           --      338,971           --       36,036      194,393            --       35,541
Long-term capital gain                --           --    1,184,575           --           --      713,987            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared  $4,288,716   $7,823,631  $16,628,404   $4,481,113   $7,188,064   $6,167,467   $14,692,962   $6,438,254
------------------------------------------------------------------------------------------------------------------------------------

YEAR ENDED 3/31/04

Distribution declared from:

Tax-exempt income             $4,585,471   $8,223,945  $16,726,718   $4,660,395   $7,539,053   $5,849,743   $15,351,872   $6,649,523
Long-term capital gain                --           --      361,642           --           --           --            --           --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared  $4,585,471   $8,223,945  $17,088,360   $4,660,395   $7,539,053   $5,849,743   $15,351,872   $6,649,523
------------------------------------------------------------------------------------------------------------------------------------

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                         NORTH                     SOUTH                                  WEST
                            MISSISSIPPI   NEW YORK     CAROLINA   PENNSYLVANIA   CAROLINA     TENNESSEE    VIRGINIA     VIRGINIA
                               FUND         FUND         FUND         FUND         FUND         FUND         FUND         FUND
Undistributed tax-exempt
income                         $210,462      $48,816     $626,554     $134,028     $489,563     $139,959      $347,921    $194,988
----------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income        --           --           --           --           --       10,961            --          --
----------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward      (287,448)          --           --     (540,893)  (1,301,294)          --    (1,228,716)   (425,144)
----------------------------------------------------------------------------------------------------------------------------------
Undistributed long-term
capital gain                         --      641,119      139,770           --           --           --            --          --
----------------------------------------------------------------------------------------------------------------------------------
Post-October capital loss
deferral                       (328,645)          --           --           --           --           --            --    (209,354)
----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation
(depreciation)                4,291,618   12,408,479   22,402,961    4,533,706   10,767,643    7,320,817    18,234,990   8,884,754
----------------------------------------------------------------------------------------------------------------------------------
Other temporary differences    (268,427)    (510,294)  (1,160,743)    (249,147)    (537,258)    (448,441)   (1,320,020)   (420,520)
----------------------------------------------------------------------------------------------------------------------------------

Post-October capital loss deferrals represent losses realized during the current fiscal year, but recognized for tax purposes in the next fiscal year.

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                                                                   SOUTH                                     WEST
                                      MISSISSIPPI         PENNSYLVANIA           CAROLINA             VIRGINIA             VIRGINIA
EXPIRATION DATE                          FUND                 FUND                 FUND                 FUND                 FUND
March 31, 2008                              $--             $(43,665)                 $--                  $--             $(58,823)
March 31, 2009                               --             (175,279)          (1,301,294)                  --             (220,540)
March 31, 2010                               --                   --                   --             (862,340)             (83,347)
March 31, 2011                               --             (120,267)                  --                   --                  --
March 31, 2012                               --             (201,682)                  --             (366,376)                 --
March 31, 2013                         (287,448)                  --                   --                   --              (62,434)
------------------------------------------------------------------------------------------------------------------------------------
Total                                 $(287,448)           $(540,893)         $(1,301,294)         $(1,228,716)           $(425,144)
------------------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the funds based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - The trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets.

As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of each fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2005, this waiver is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2005 was equivalent to an annual effective rate of 0.30% of each fund's average daily net assets.

For the Pennsylvania Fund, the investment adviser has contractually agreed to pay a portion of the Pennsylvania fund's operating expenses, exclusive of management, distribution and service and certain other fees and expenses, such that operating expenses do not exceed 0.20% annually of the Pennsylvania fund's average daily net assets. This is reflected as a reduction of total expenses in the Statement of Operations. This contractual fee arrangement will continue until July 31, 2006, unless the Trustees of the Trust consent to an earlier revision or termination of this agreement.

Distributor - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received the following amounts for the six months ended September 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the funds.

                                    NORTH                               SOUTH                                             WEST
MISSISSIPPI      NEW YORK         CAROLINA        PENNSYLVANIA        CAROLINA         TENNESSEE          VIRGINIA       VIRGINIA
   FUND             FUND             FUND              FUND              FUND              FUND              FUND          FUND
 $25,188          $15,098          $26,744           $29,944           $27,150           $10,215           $28,360      $32,400

The Trustees of the Trust have adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan Table:

                                                                               CLASS A
                                   ------------------------------------------------------------------------------------------------
                                                                         TOTAL           ANNUAL       SERVICE FEE     DISTRIBUTION
                                    DISTRIBUTION        SERVICE       DISTRIBUTION     EFFECTIVE        RETAINED      AND SERVICE
                                      FEE RATE         FEE RATE         PLAN(1)         RATE(2)        BY MFD(3)          FEE
Mississippi Fund                       0.10%            0.25%            0.35%            0.00%             $--             $--
New York Fund                          0.10%            0.25%            0.35%            0.25%           4,686         157,737
North Carolina Fund                    0.10%            0.25%            0.35%            0.35%           4,678         493,288
Pennsylvania Fund                      0.10%            0.25%            0.35%            0.10%             163          35,010
South Carolina Fund                    0.10%            0.25%            0.35%            0.35%           1,832         230,120
Tennessee Fund                         0.10%            0.25%            0.35%            0.35%             502         184,022
Virginia Fund                          0.10%            0.25%            0.35%            0.35%           6,707         502,082
West Virginia Fund                     0.10%            0.25%            0.35%            0.35%           3,042         237,713

                                                                               CLASS B
                                   ------------------------------------------------------------------------------------------------
                                                                         TOTAL           ANNUAL       SERVICE FEE     DISTRIBUTION
                                    DISTRIBUTION        SERVICE       DISTRIBUTION     EFFECTIVE        RETAINED      AND SERVICE
                                      FEE RATE         FEE RATE         PLAN(1)         RATE(2)        BY MFD(3)          FEE
Mississippi Fund                       0.75%            0.25%            1.00%            0.76%             $--         $43,820
New York Fund                          0.75%            0.25%            1.00%            1.00%              43         171,973
North Carolina Fund                    0.75%            0.25%            1.00%            1.00%              27         195,990
Pennsylvania Fund                      0.75%            0.25%            1.00%            0.86%             190         177,655
South Carolina Fund                    0.75%            0.25%            1.00%            1.00%              91         150,825
Tennessee Fund                         0.75%            0.25%            1.00%            1.00%              --         100,458
Virginia Fund                          0.75%            0.25%            1.00%            1.00%              75          96,908
West Virginia Fund                     0.75%            0.25%            1.00%            1.00%              --          70,238

                                                                               CLASS C
                                   ------------------------------------------------------------------------------------------------
                                                                         TOTAL           ANNUAL       SERVICE FEE     DISTRIBUTION
                                    DISTRIBUTION        SERVICE       DISTRIBUTION     EFFECTIVE        RETAINED      AND SERVICE
                                      FEE RATE         FEE RATE         PLAN(1)         RATE(2)        BY MFD(3)          FEE
New York Fund                          0.75%            0.25%            1.00%            1.00%             $--         $94,914
North Carolina Fund                    0.75%            0.25%            1.00%            1.00%              --         165,084
Virginia Fund                          0.75%            0.25%            1.00%            1.00%              69          62,419

                                      TOTAL
                                  DISTRIBUTION
                                  AND SERVICE
                                      FEES
Mississippi Fund                     $43,820
New York Fund                        424,624
North Carolina Fund                  854,362
Pennsylvania Fund                    212,665
South Carolina Fund                  380,945
Tennessee Fund                       284,480
Virginia Fund                        661,409
West Virginia Fund                   307,951

(1) In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees up to these annual percentage rates of each class" average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September
    30, 2005 based on each class" average daily net assets. Payment of the Mississippi Fund's 0.25% annual Class A service fee and 0.10% annual Class A distribution fee are not yet implemented and will commence on such date as the Trustees of the Trust may determine. Except in the case of the 0.25% annual Class B service fee paid by the Mississippi Fund upon the sale of Class B shares in the first year, payment of the Class B service fee will not be implemented until such date as the Trustees of the Trust may determine. Payment of the New York Fund's 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the Trustees of the Trust may determine. Payment of the Pennsylvania Fund's
    0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the Trustees of the Trust may determine. 0.10% of the Class A service fee is currently being paid by the Pennsylvania Fund. Payment of the remaining 0.15% of the Pennsylvania Fund Class A service fee is not yet implemented and will commence on such date as the
    Trustees of the Trust may determine. Except in the case of the 0.25% annual Class B service fee paid by the Pennsylvania
    Fund upon the sale of Class B shares in the first year, the Class B service fee has been set at 0.10% annually and may be increased to a maximum of 0.25% annually on such date as the Trustees of the Trust may determine.
(3) For the six months ended September 30, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges.
Contingent deferred sales charges imposed during the six months ended September 30, 2005 were as follows:

                                                       NORTH                       SOUTH                                      WEST
                        MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA     VIRGINIA
CDSC IMPOSED                FUND          FUND          FUND          FUND          FUND          FUND          FUND           FUND
Class A                       $--           $--           $--           $--           $44           $--        $2,893            $--
Class B                     4,432        32,057        45,779        34,118        24,405        19,934         8,704         16,093
Class C                       N/A           970         3,315           N/A           N/A           N/A           299            N/A

Shareholder Servicing Agent - Each fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the funds, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2005 each fund paid MFSC the following fee, which equated to the following annual percentage of each fund's average daily net assets for shareholder services:

                                                        NORTH                       SOUTH                                    WEST
                         MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA    VIRGINIA
                             FUND          FUND          FUND          FUND          FUND          FUND          FUND        FUND
Expenses paid               $51,687      $103,031      $203,161       $63,760       $92,754       $71,862      $182,889      $85,993
Percentage of average
daily net assets            0.1148%       0.1148%       0.1148%       0.1147%       0.1148%       0.1148%       0.1148%      0.1147%

MFSC also receives payment from the funds for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the funds.
For the six months ended September 30, 2005 these costs amounted to the following:

                                 NORTH                           SOUTH                                                     WEST
MISSISSIPPI      NEW YORK      CAROLINA      PENNSYLVANIA       CAROLINA           TENNESSEE            VIRGINIA         VIRGINIA
   FUND             FUND         FUND            FUND             FUND                FUND                FUND             FUND

 $14,927          $28,645        $56,991         $14,026          $19,685             $14,024             $38,532         $15,649

Administrator - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of
Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, each fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended September 30,
2005 was equivalent to the following annual effective rate of each fund's average daily net assets:

                                 NORTH                           SOUTH                                                     WEST
MISSISSIPPI      NEW YORK      CAROLINA      PENNSYLVANIA       CAROLINA           TENNESSEE            VIRGINIA         VIRGINIA
   FUND             FUND         FUND            FUND             FUND                FUND                FUND             FUND
 0.0192%         0.0164%        0.0151%         0.0181%         0.0167%              0.0176%             0.0152%          0.0170%

Trustees" Compensation - Each fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The funds do not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the funds, all of whom receive remuneration for their services to the funds from MFS. Certain officers and Trustees of the funds are officers or directors of MFS, MFD, and MFSC. Each fund has an unfunded, defined benefit plan for retired Independent Trustees, which resulted in the following pension expense for each fund. These amounts are included in Trustees" compensation for the six months ended September 30, 2005:

                                 NORTH                           SOUTH                                                     WEST
MISSISSIPPI      NEW YORK      CAROLINA      PENNSYLVANIA       CAROLINA           TENNESSEE            VIRGINIA         VIRGINIA
   FUND            FUND         FUND            FUND             FUND                FUND                FUND             FUND
  $620             $853        $1,567           $636            $1,545               $765               $1,561            $1,542

Other - These funds and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief
Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the funds for a portion of the payments made by the funds to Tarantino LLC in the following amounts, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement:

                                 NORTH                           SOUTH                                                     WEST
MISSISSIPPI      NEW YORK      CAROLINA      PENNSYLVANIA       CAROLINA           TENNESSEE            VIRGINIA         VIRGINIA
   FUND             FUND         FUND            FUND             FUND                FUND                FUND             FUND
  $220             $439          $866            $971             $395                $306                $779              $366

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                                                  NORTH                       SOUTH                                     WEST
                   MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA     VIRGINIA
                       FUND          FUND          FUND          FUND          FUND          FUND          FUND         FUND
Purchases           $3,256,510   $10,217,357   $11,130,843    $7,286,717    $5,624,582    $2,121,470   $26,348,695     $7,085,022
----------------------------------------------------------------------------------------------------------------------------------
Sales               $8,469,866   $16,974,357   $16,256,908    $5,137,668    $7,371,859    $5,876,893   $30,710,299     $7,845,796
----------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation and depreciation in the value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                                                     NORTH                       SOUTH                                     WEST
                      MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA      VIRGINIA
                          FUND          FUND          FUND          FUND          FUND          FUND          FUND         FUND
Aggregate cost         $80,320,602  $155,392,516  $314,020,657  $105,466,023  $147,181,477  $113,459,425  $291,011,205  $137,199,420
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized
appreciation            $4,507,365   $13,085,106   $23,127,421    $5,213,889   $10,800,691    $7,395,033   $18,171,974    $8,958,466
Gross unrealized
depreciation               (85,209)      (14,587)      (77,959)      (48,036)      (10,839)      (43,757)     (258,282)  (40,485)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized
appreciation
(depreciation)          $4,422,156   $13,070,519   $23,049,462    $5,165,853   $10,789,852    $7,351,276   $17,913,692    $8,917,981
------------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The funds" Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                 MISSISSIPPI FUND           NEW YORK FUND          NORTH CAROLINA FUND        PENNSYLVANIA FUND
--------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES
Six months ended 9/30/05
(000 Omitted)                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                        414        $4,111         270        $3,090         646        $7,828         710        $7,306
Shares issued to
shareholders in
reinvestment of
distributions                       93           929         147         1,680         316         3,841          91           939
Shares reacquired                 (999)       (9,913)       (786)       (8,976)     (1,312)      (15,890)       (473)       (4,869)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (492)      $(4,873)       (369)      $(4,206)       (350)      $(4,221)        328        $3,376

Year ended 3/31/05 (000 Omitted)
Shares sold                        849        $8,374         815        $9,247       1,144       $13,852         940        $9,573
Shares issued to
shareholders in
reinvestment of
distributions                      202         1,995         341         3,877         801         9,698         199         2,028
Shares reacquired               (1,182)      (11,628)     (1,439)      (16,300)     (3,418)      (41,257)     (1,740)      (17,572)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (131)      $(1,259)       (283)      $(3,176)     (1,473)     $(17,707)       (601)      $(5,971)

CLASS B SHARES

Six months ended 9/30/05
(000 Omitted)
Shares sold                         12          $122          69          $787          52          $628         126        $1,294
Shares issued to
shareholders in
reinvestment of
distributions                       11           106          33           370          32           395          44           450
Shares reacquired                  (71)         (703)       (334)       (3,800)       (467)       (5,656)       (322)       (3,316)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                         (48)        $(475)       (232)      $(2,643)       (383)      $(4,633)       (152)      $(1,572)

Year ended 3/31/05 (000 Omitted)
Shares sold                         68          $671         189        $2,135         226        $2,728         219        $2,233
Shares issued to
shareholders in
reinvestment of
distributions                       27           266          82           932          91         1,084         104         1,055
Shares reacquired                 (234)       (2,311)       (746)       (8,419)     (1,055)      (12,698)       (947)       (9,607)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (139)      $(1,374)       (475)      $(5,352)       (738)      $(8,886)       (624)      $(6,319)

                                                            NEW YORK FUND          NORTH CAROLINA FUND          VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------

CLASS C SHARES
Six months ended 9/30/05
(000 Omitted)                                            SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT
Shares sold                                                   81          $918         147        $1,785          84          $977
Shares issued to
shareholders in
reinvestment of
distributions                                                 17           200          35           424          12           149
Shares reacquired                                           (206)       (2,343)       (208)       (2,515)        (56)         (654)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                  (108)      $(1,225)        (26)        $(306)         40          $472

Year ended 3/31/05 (000
Omitted)
Shares sold                                                  254        $2,882         351        $4,238         152        $1,778
Shares issued to
shareholders in
reinvestment of
distributions                                                 41           464          86         1,042          30           343
Shares reacquired                                           (450)       (5,099)       (561)       (6,768)       (260)       (2,996)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                                                  (155)      $(1,753)       (124)      $(1,488)        (78)        $(875)

                               SOUTH CAROLINA FUND          TENNESSEE FUND            VIRGINIA FUND           WEST VIRGINIA FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A SHARES

Six months ended 9/30/05
(000 Omitted)                  SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT       SHARES       AMOUNT

Shares sold                        589        $7,358         277        $3,002         530        $6,171         426        $4,971

Shares issued to
shareholders in
reinvestment of
distributions                      151         1,888          93         1,009         310         3,605         162         1,889
Shares reacquired                 (687)       (8,588)       (470)       (5,094)     (1,210)      (14,069)       (530)       (6,184)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                          53          $658        (100)      $(1,083)       (370)      $(4,293)         58          $676

Year ended 3/31/05 (000
Omitted)
Shares sold                        951       $11,758         807        $8,690       1,463       $16,951         650        $7,567
Shares issued to
shareholders in
reinvestment of
distributions                      331         4,103         305         3,295         708         8,199         363         4,229
Shares reacquired               (1,677)      (20,680)     (2,185)      (23,512)     (3,103)      (35,811)     (1,297)      (15,045)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (395)      $(4,819)     (1,073)     $(11,527)       (932)     $(10,661)       (284)      $(3,249)

CLASS B SHARES

Six months ended 9/30/05
(000 Omitted)
Shares sold                         39          $490          48          $525          96        $1,114          57          $663
Shares issued to
shareholders in
reinvestment of
distributions                       28           347          19           203          17           203          12           143
Shares reacquired                 (269)       (3,365)       (245)       (2,650)       (205)       (2,384)       (131)       (1,534)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (202)      $(2,528)       (178)      $(1,922)        (92)      $(1,067)        (62)        $(728)

Year ended 3/31/05 (000 Omitted)
Shares sold                        142        $1,754         100        $1,079         170        $1,965          79          $924
Shares issued to
shareholders in
reinvestment of
distributions                       71           882          56           599          44           502          33           378
Shares reacquired                 (623)       (7,699)       (443)       (4,764)       (519)       (5,990)       (375)       (4,362)
-----------------------------------------------------------------------------------------------------------------------------------
Net change                        (410)      $(5,063)       (287)      $(3,086)       (305)      $(3,523)       (263)      $(3,060)

(6) LINE OF CREDIT

Each fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to each fund for the six months ended September 30, 2005 ranged from $273 to $1,082, and is included in miscellaneous expense. None of the funds had significant borrowings during the six months ended September
30, 2005.

(7) CONCENTRATION OF CREDIT RISK

Since each fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally.
The risk associated with such factors is mitigated by the fact that a percentage of securities in a portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. At September 30, 2005 the percentage of holdings that carried such enhancements were as follows:

                                                   NORTH                       SOUTH                                     WEST
                    MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA     VIRGINIA
                        FUND          FUND          FUND          FUND          FUND          FUND          FUND         FUND
Total:                  76.63%        41.68%        49.58%        66.73%        62.55%        52.46%        43.04%      77.32%

For each fund, the greatest exposure to any one institution or agency did not exceed the following percentages of total investments as of September 30, 2005:

                                                      NORTH                       SOUTH                                    WEST
                       MISSISSIPPI     NEW YORK      CAROLINA    PENNSYLVANIA    CAROLINA     TENNESSEE      VIRGINIA    VIRGINIA
                           FUND          FUND          FUND          FUND          FUND          FUND          FUND        FUND
Single Insurer:            21.99%        15.07%        17.14%        18.42%        20.25%        22.16%        18.44%     32.89%

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of each Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Funds" investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds" Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for each Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Funds for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Funds" advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Funds, (v) information regarding MFS" financial results and financial condition, including MFS" and certain of its affiliates" estimated profitability from services performed for the Funds and the MFS Funds as a whole, (vi) MFS" views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS" senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees" conclusion as to the continuation of the investment advisory agreements with the Funds was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees" deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees" conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed each Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of each Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds" performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS" responses and efforts relating to investment performance.

In assessing the reasonableness of each Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Funds were subject to any fee waivers or reductions or expense limitations.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Funds in comparison to institutional accounts, the higher demands placed on MFS" investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Funds, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Funds are subject in comparison to institutional accounts.

The Trustees also considered whether each Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that each Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Funds at this time.

The Trustees also considered information prepared by MFS relating to MFS" costs and profits with respect to each Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS" methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described below, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that the advisory fees charged to the Funds represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Funds.

In addition, the Trustees considered MFS" resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds" behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS" interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Funds" portfolio brokerage commissions to pay for research and other similar services (including MFS" general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Funds.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that each Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

MFS MISSISSIPPI
MUNICIPAL BOND FUND

The Fund's performance was in the 28th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 38th percentile for the one-year period and the 33rd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS NEW YORK
MUNICIPAL BOND FUND

The Fund's performance was in the 16th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 35th percentile for the one-year period and the 23rd percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS NORTH CAROLINA
MUNICIPAL BOND FUND

The Fund's performance was in the 24th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 27th percentile for the one-year period and the 20th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

MFS PENNSYLVANIA MUNICIPAL BOND FUND

The Fund's performance was in the 10th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 31st percentile for the one-year period and the 10th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

MFS SOUTH CAROLINA
MUNICIPAL BOND FUND

The Fund's performance was in the 28th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 42nd percentile for the one-year period and the 28th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS TENNESSEE MUNICIPAL BOND FUND

The Fund's performance was in the 36th percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 43rd percentile for the one-year period and the 29th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

MFS VIRGINIA
MUNICIPAL BOND FUND

The Fund's performance was in the 21st percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 25th percentile for the one-year period and the 26th percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was higher than the Lipper expense group median.

MFS WEST VIRGINIA
MUNICIPAL BOND FUND

The Fund's performance was in the 41st percentile relative to the other funds in the universe for the three-year period ended December 31, 2004 (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 40th percentile for the one-year period and the 31st percentile for the five-year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In assessing the reasonableness of the Fund's advisory fee, the Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION,bmark,title="Voting Policies and Info"

A general description of the MFS funds" proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                           MST-B-SEM-11/05 36M

MFS(R) MUNICIPAL INCOME FUND                                            9/30/05

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                         1
---------------------------------------------
PORTFOLIO COMPOSITION                       2
---------------------------------------------
EXPENSE TABLE                               3
---------------------------------------------
PORTFOLIO OF INVESTMENTS                    5
---------------------------------------------
FINANCIAL STATEMENTS                       23
---------------------------------------------
NOTES TO FINANCIAL STATEMENTS              30
---------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                         37
---------------------------------------------
PROXY VOTING POLICIES AND INFORMATION      41
---------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE             41
---------------------------------------------
CONTACT INFORMATION                BACK COVER
---------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
Most investors are familiar with the basic principles of investing - focus on the long term and keep your assets diversified across different investment categories. Still, it is surprising how often we forget these basic lessons. Certainly, the dot-com euphoria that overtook Wall Street in the late 1990s had many people hoping they could become millionaires overnight. But the market decline that started in the spring of 2000 taught everyone how misguided those hopes had been.

Now, less than five years after the market taught a harsh lesson in the follies of speculative investing, we are seeing a number of trends that suggest many investors, including professionals, are hoping for overnight miracles again. We see a steady stream of market "gurus" on television news shows, promising to teach amateur investors the strategies that will allow them to get rich quick. Hedge funds - which by their nature move in and out of investments rapidly - have soared in popularity over the past five years. We are reminded every day that we live in a "what have you done for me lately?" world, but this mindset should not influence how we invest and manage our money. In fact, investors often fall short of their goals because they trade in and out of investments too frequently and at inopportune times.

Throughout our entire 80-year history, MFS' money management process has focused on long-term investment opportunities. We firmly believe that one of the best ways to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. And rebalance assets regularly to maintain a desired asset allocation.*

This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    November 15, 2005

* Asset allocation, diversification, and rebalancing does not guarantee a profit or protect against a loss. The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

PORTFOLIO STRUCTURE*

              Bonds                                      98.1%
              Cash & Other Net Assets                     1.9%

              TOP FIVE BOND INDUSTRIES*

              Health/Hospitals                           19.2%
              ------------------------------------------------
              General Obligation/Schools                  8.6%
              ------------------------------------------------
              General Obligation/General Purpose          7.2%
              ------------------------------------------------
              Municipal-Owned Utilities                   6.3%
              ------------------------------------------------
              State & Local Appropriations                5.4%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS**

              AAA                                        33.4%
              ------------------------------------------------
              AA                                         12.0%
              ------------------------------------------------
              A                                          16.3%
              ------------------------------------------------
              BBB                                        21.6%
              ------------------------------------------------
              BB                                          4.2%
              ------------------------------------------------
              B                                           1.6%
              ------------------------------------------------
              CCC                                         1.0%
              ------------------------------------------------
              Not Rated                                   9.9%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration*****                        5.9
              ------------------------------------------------
              Average Life***                        14.8 yrs.
              ------------------------------------------------
              Average Maturity***                    16.8 yrs.
              ------------------------------------------------
              Average Credit Quality****                    A+
              ------------------------------------------------
              Average Short Term Quality                   A-1
              ------------------------------------------------

    * For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
   ** Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and mortgage-backed securities, if any, are included in a "AAA"-rating category. Percentages are based on market value of investments as of 9/30/05.
  *** The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre- refunded to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
 **** The Portfolio Average Credit Quality is based upon a market weighted average of portfolio holdings.
***** Duration is a measure of how much a bond fund's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a fund with a 5-year duration is likely to lose about 5.00% of its value.

Percentages are based on net assets as of 9/30/05, unless otherwise noted. The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
APRIL 1, 2005 THROUGH SEPTEMBER 30, 2005.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period April 1, 2005 through September 30, 2005.

ACTUAL EXPENSES

The first line for each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                    Expenses
                      Annualized    Beginning        Ending       Paid During
Share                   Expense   Account Value  Account Value      Period**
Class                    Ratio       4/01/05        9/30/05     4/01/05-9/30/05
-------------------------------------------------------------------------------
       Actual            0.80%      $1,000.00      $1,029.70          $4.07
  A    ------------------------------------------------------------------------
       Hypothetical*     0.80%      $1,000.00      $1,021.06          $4.05
-------------------------------------------------------------------------------
       Actual            1.55%      $1,000.00      $1,025.80          $7.87
  B    ------------------------------------------------------------------------
       Hypothetical*     1.55%      $1,000.00      $1,017.30          $7.84
-------------------------------------------------------------------------------
       Actual            1.55%      $1,000.00      $1,024.60          $7.87
  C    ------------------------------------------------------------------------
       Hypothetical*     1.55%      $1,000.00      $1,017.30          $7.84
-------------------------------------------------------------------------------

 * 5% class return per year before expenses.

** Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 9/30/05

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Municipal Bonds - 96.7%
------------------------------------------------------------------------------------------------------
ISSUER                                                                 PAR AMOUNT              $ VALUE
------------------------------------------------------------------------------------------------------
Airport & Port Revenue - 2.1%
------------------------------------------------------------------------------------------------------
Chicago, IL, O'Hare International Airport Rev. (2nd Lien
Passenger Facility D), AMBAC, 5.5%, 2019                               $350,000               $377,567
Chicago, IL, O'Hare International Airport Rev., RITES, FSA,
8.452%, 2022+(+)                                                      1,500,000              1,820,820
Louisville & Jefferson County, KY, Regional Airport Authority,
"A", MBIA, 6.5%, 2017                                                 3,000,000              3,204,180
Oklahoma City, OK, Airport Trust, "B", FSA, 5.75%, 2017               1,080,000              1,159,337
                                                                                       ---------------
                                                                                       $     6,561,904
------------------------------------------------------------------------------------------------------
Chemicals - 0.3%
------------------------------------------------------------------------------------------------------
Red River Authority, TX, Pollution Control Rev. (Celanese
Project), 6.7%, 2030                                              $   1,000,000        $     1,073,320
------------------------------------------------------------------------------------------------------
General Obligations - General Purpose - 7.2%
------------------------------------------------------------------------------------------------------
Chicago, IL (Lakefront Millennium Parking Facilities),
MBIA, 5%, 2018                                                    $   4,000,000        $     4,225,000
Chicago, IL (Lakefront Millennium Parking Facilities),
MBIA, 0% to 2006, 5.7% to 2025                                          645,000                697,019
Commonwealth of Massachusetts, 5.875%, 2009(++)                       3,205,000              3,533,192
Commonwealth of Puerto Rico, ROLs, FGIC, 8.553%, 2015+(+)             3,000,000              3,839,160
Cranston, RI, FGIC, 6.375%, 2009(++)                                    200,000                226,110
Houston County, AL, AMBAC, 6.25%, 2009(++)                              850,000                963,926
Interlocken Metropolitan District, CO, Improvement, "C",
XLCA, 0%, 2027                                                          510,000                145,880
Massachusetts State Consolidated Loan, "C", 5%, 2025                  1,390,000              1,465,324
Mobile County, AL, 6%, 2009(++)                                         800,000                879,944
New York City, NY, "J", 5%, 2030                                        320,000                331,152
New York City, NY, "J", MBIA, 5%, 2017                                2,000,000              2,098,340
San Antonio, TX, 5%, 2020                                               700,000                725,242
Southlake, TX, AMBAC, 0%, 2009(++)                                    3,185,000              1,214,632
Southlake, TX, AMBAC, 0%, 2009(++)                                    3,150,000              1,123,574
State of Illinois, MBIA, 5.5%, 2025                                     110,000                117,229
State of Wisconsin, "C", 6%, 2010(++)                                 1,200,000              1,336,968
                                                                                       ---------------
                                                                                       $    22,922,692
------------------------------------------------------------------------------------------------------
General Obligations - Improvement - 1.6%
------------------------------------------------------------------------------------------------------
Birmingham, AL, "A", 5.75%, 2017                                  $   1,000,000        $     1,102,300
Worcester, MA, FSA, 6%, 2010(++)                                      3,475,000              3,902,773
                                                                                       ---------------
                                                                                       $     5,005,073
------------------------------------------------------------------------------------------------------
General Obligations - Schools - 8.5%
------------------------------------------------------------------------------------------------------
Detroit, MI, City School District, "B", FGIC, 5%, 2009(++)        $   2,000,000        $     2,140,520
Dudley-Charlton, MA, Regional School District, RITES, FGIC,
7.521%, 2017+(+)                                                      1,495,000              1,868,003
Ferris, TX, Independent School District, PSF, 5.5%, 2034                640,000                692,288
Florida State Board of Education Capital Outlay, Public
Education, "A", 5%, 2019                                              1,000,000              1,051,230
Fresno, CA, Unified School District, MBIA, 6.55%, 2020                1,225,000              1,459,612
Goose Creek, TX, Consolidated School District, PSF, 5%, 2020          2,500,000              2,611,250
Houston, TX, Independent School District, RITES, PSF,
7.502%, 2017+(+)                                                      2,325,000              2,638,550
Keller, TX, Independent School District, PSF, 6%, 2017                  225,000                249,827
Knox County, KY, Independent School District, XLCA, 5.5%, 2029          640,000                702,150
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2026                                             485,000                156,834
Lancaster, TX, Independent School District, Capital
Appreciation, FSA, 0%, 2027                                             430,000                130,324
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2026                              900,000                305,163
Leander, TX, Independent School District, Capital Appreciation,
Refunding, School Building, FGIC, 0%, 2031                              910,000                228,283
Leander, TX, Independent School District, PSF, 0%, 2018               2,500,000              1,231,150
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2027                215,000                250,107
Manchester, NH, School Facilities Rev., MBIA, 5.5%, 2028                215,000                250,043
Manistee, MI, Area Public Schools, FGIC, 5.75%, 2009(++)                700,000                761,761
Marshall, MI, Public School District, 5.5%, 2011(++)                    500,000                554,485
Phenix City, AL, AMBAC, 5.65%, 2021                                   1,500,000              1,661,130
Philadelphia, PA, School District, MBIA, 6%, 2010(++)                   750,000                832,695
Roma, TX, Independent School District, PSF, 5.875%, 2010(++)          1,705,000              1,902,234
Wattsburg, PA, Public School Building Authority Rev., Capital
Appreciation, MBIA, 0%, 2029                                          2,150,000                676,132
Williamson County, TN, Rural School, 6.125%, 2010(++)                 1,665,000              1,857,058
Williamson County, TN, Rural School, 6.125%, 2010(++)                 1,765,000              1,968,593
Wylie, TX, Independent School District, PSF, 5.25%, 2029              1,080,000              1,146,938
                                                                                       ---------------
                                                                                       $    27,326,360
------------------------------------------------------------------------------------------------------
Healthcare Revenue - Hospitals - 19.0%
------------------------------------------------------------------------------------------------------
Allegheny County, PA, Hospital Development Authority Rev
(West Penn Allegheny Health), 9.25%, 2030                         $     650,000        $       774,430
Allegheny County, PA, Hospital Development Authority Rev
(West Penn Allegheny Health), "B", 9.25%, 2022                          350,000                418,607
Baldwin County, AL, Eastern Shore Health Care Authority Rev
(Thomas Hospital), 5.75%, 2027                                          600,000                602,970
Baxter County, AR, Hospital Rev., 5.375%, 2014                        1,000,000              1,042,610
Chemung County, NY, Civic Facilities Rev. (St. Joseph's Hospital-
Elmira), "A", 6%, 2013                                                  665,000                671,943
Colorado Health Facilities Authority Rev. (Parkview Hospital),
6%, 2016                                                                330,000                339,752
Colorado Health Facilities Authority Rev. (Portercare Adventist
Health Systems), 6.625%, 2026                                           500,000                589,620
Cuyahoga County, OH, Hospital Facilities Rev. (Canton, Inc.),
7.5%, 2030                                                              900,000              1,007,784
Denver, CO, Health & Hospital Authority Rev., 5.375%, 2018              300,000                307,773
Denver, CO, Health & Hospital Authority Rev., "A", 6%, 2023             500,000                535,460
District of Columbia, Health & Hospital Authority Rev. (Medstar
University Hospital), "D", 6.875%, 2007(++)                             700,000                737,107
Fulton County, NY, Industrial Development Agency, Civic
Facilities Rev. (Nathan Littauer Hospital), "A", 5.75%, 2009            250,000                249,005
Gainesville & Hall County, GA, Hospital Authority Rev. (Northeast
Georgia Health System, Inc.), 5.5%, 2031                                445,000                462,578
Gulfport, MS, Hospital Facilities Rev. (Memorial Hospital),
5.75%, 2031                                                             500,000                515,450
Henrico County, VA, Industrial Development Authority Rev. (Bon
Secours) RIBS, FSA, 9.19%, 2027(+)                                    5,000,000              6,748,900
Highlands County, FL, Health Facilities Authority Rev
(Adventist/Sunbelt Hospital), 6%, 2031                                  350,000                380,622
Illinois Health Facilities Authority Rev. (Condell Medical
Center), 6.35%, 2015                                                  1,000,000              1,079,150
Illinois Health Facilities Authority Rev. (Decatur Memorial
Hospital), 5.75%, 2024                                                  350,000                368,057
Illinois Health Facilities Authority Rev. (Passavant Memorial
Area Hospital Associates), 6%, 2024                                     335,000                364,765
Illinois Health Facilities Authority Rev. (Riverside Health
Systems), 5.75%, 2022                                                   650,000                676,865
Illinois Health Facilities Authority Rev. (Sinai Health), FHA,
5.15%, 2037                                                             640,000                663,821
Indiana Health Facilities Financing Authority Hospital Rev
(Deaconess Hospital) "A", AMBAC, 5.375%, 2034                           565,000                603,335
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medical Research Foundation, Inc.), 6.375%, 2031               500,000                531,005
Indiana Health Facilities Financing Authority, Hospital Rev
(Munster Medicial Research Foundation, Inc.), 6.375%, 2021            1,700,000              1,807,440
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 5.25%, 2014                                       400,000                412,352
Indiana Health Facilities Financing Authority, Hospital Rev
(Riverview Hospital), 6.125%, 2031                                      250,000                263,373
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.5%, 2020                            1,250,000              1,375,313
Kentucky Economic Development Finance Authority, Health Systems
Rev. (Norton Healthcare, Inc.), 6.625%, 2028                            250,000                274,800
Kentucky Economic Development Finance Authority, Refunding &
Improvement, "A", MBIA, 5%, 2018                                      2,400,000              2,527,968
Knox County, TN, Health Educational Hospital Facility (Baptist
Health Systems, East Tennessee), 6.375%, 2022                         1,000,000              1,062,690
Lauderdale County & Florence, AL (Coffee Health Group), "A",
MBIA, 5.25%, 2019                                                     1,100,000              1,165,384
Lufkin, TX, Health Facilities Rev. (Memorial Health System of
East Texas), 6.875%, 2006(++)                                           320,000                330,656
Macomb County, MI, Hospital Finance Authority Rev. (Mount Clemens
General Hospital), 5.75%, 2025                                        1,000,000              1,005,810
Marion County, FL, Hospital District Rev. (Monroe Hospital),
5.625%, 2019                                                            750,000                789,015
Marshall County, AL, Health Care Rev., "A", 6.25%, 2022                 500,000                538,165
Martin County, FL, Health Facilities Rev. (Martin Memorial
Medical Center), "B", 5.75%, 2022                                       850,000                911,617
Maryland Health & Higher Educational Facilities Authority Rev
(Medstar Health), 5.5%, 2033                                            305,000                316,453
Maryland Health & Higher Educational Facilities Authority Rev
(University of Maryland Medical System), 6.75%, 2030                  1,000,000              1,130,480
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 6.5%, 2012                                           400,000                440,172
Massachusetts Health & Educational Facilities Authority Rev
(Caritas Christi), 5.7%, 2015                                         1,000,000              1,032,160
Massachusetts Health & Educational Facilities Authority Rev
(Partners Healthcare Systems), 5.75%, 2021                              400,000                441,768
Mecosta County, MI, General Hospital Rev., 6%, 2018                     300,000                300,927
Miami Beach, FL, Health Facilities Rev. (Mount Sinai Medical
Center), "A", 6.7%, 2019                                                750,000                820,463
Michigan Hospital Finance Authority Rev. (Memorial Healthcare
Center), 5.75%, 2015                                                    800,000                845,624
Montgomery, AL, Special Care Facilities, Financing Authority Rev
(Baptist Health), "A-2", MBIA, 0% to 2007, 5% to 2022                 1,270,000              1,175,487
Mount Lebanon, PA, Hospital Authority Rev. (St. Clair Memorial
Hospital), 5.625%, 2032                                                 375,000                393,705
Nassau County, NY, Industrial Development Agency, Civic
Facilities Rev. (North Shore Health System), 5.875%, 2011               375,000                398,400
New Hampshire Health & Educational Facilities Authority Rev
(Covenant Health), 6.5%, 2017                                           870,000                986,493
New Hampshire Health & Educational Facilities Authority Rev
(Exeter Hospital), 6%, 2024                                             500,000                544,190
New Jersey Health Care Facilities (Palisades Medical Center),
6.5%, 2021                                                              500,000                535,845
North Texas Health Facilities Development Corp. Rev. (United
Regional Health Care System, Inc.), 6%, 2023                          1,000,000              1,084,960
Ohio County, WV, County Commission Health System Rev. (Ohio
Valley Medical Center), 5.75%, 2013                                     900,000                863,676
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6%, 2014                                                     600,000                668,088
Oklahoma Development Finance Authority Rev. (Comanche County
Hospital), 6.6%, 2031                                                   255,000                280,230
Palm Beach County, FL, Health Facilities Rev. (Boca Raton
Hospital), 5.5%, 2021                                                   500,000                527,140
Rhode Island Health & Education Building Rev., Hospital Financing
(Lifespan Obligated Group), 6.5%, 2032                                1,500,000              1,668,750
Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
Inc.), 6.5%, 2027                                                       290,000                276,271
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                      300,000                344,256
Shelby County, TN, Educational & Housing Facilities Board
Hospital Rev. (Methodist Healthcare), 6%, 2012(++)                      500,000                573,760
South Carolina Jobs & Economic Development Authority, Hospital
Facilities Rev. (Palmetto Health Alliance), 6.25%, 2031                 500,000                544,395
Steubenville, OH, Hospital Rev. (Trinity Hospital), 6.375%, 2020        300,000                333,222
Stillwater, OK, Medical Center Authority (Stillwater Medical
Center), 6.5%, 2007(++)                                               1,000,000              1,074,000
Suffolk County, NY, Industrial Development Agency Rev
(Southampton Hospital), 7.625%, 2030                                    245,000                255,498
Suffolk County, NY, Industrial Development Agency, Civic
Facilities Rev. (Huntington Hospital), "C", 5.875%, 2032              1,000,000              1,055,200
Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
Healthcare), 6.25%, 2020                                              1,000,000              1,069,690
Tom Green County, TX, Health Facilities Rev. (Shannon Health
System), 6.75%, 2021                                                    400,000                434,228
Upper Illinois River Valley Development, Health Facilities Rev
(Morris Hospital), 6.625%, 2031                                         500,000                548,190
Valley, AL, Special Care Facilities Financing (Lanier Memorial
Hospital), 5.5%, 2007                                                   500,000                503,960
Wapello County, IA, Hospital Authority Rev. (Ottumwa Regional
Health Center), 6.375%, 2031                                            750,000                795,225
Weirton, WV, Municipal Hospital Building, Commission Rev
(Weirton Hospital Medical Center), 6.375%, 2031                         500,000                505,130
West Plains, MO, Industrial Development Authority Rev. (Ozarks
Medical Center), 6.75%, 2024                                            195,000                201,806
West Shore, PA, Hospital Authority (Holy Spirit Hospital),
6.25%, 2032                                                           1,000,000              1,073,950
Wichita, KS, Hospital Authority Rev. (Via Christi Health System),
6.25%, 2019                                                           1,500,000              1,684,395
Wisconsin Health & Educational Facilities Authority Rev
(Agnesian Healthcare, Inc.), 6%, 2017                                   325,000                349,902
Wisconsin Health & Educational Facilities Authority Rev. (Aurora
Health Care, Inc.), 6.875%, 2030                                        750,000                866,805
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton
Franciscan Services), 6.25%, 2022                                     1,000,000              1,101,010
Yonkers, NY, Industrial Development Agency, Civic Facilities Rev
(St. John's Riverside Hospital), 6.8%, 2016                             410,000                426,888
                                                                                       ---------------
                                                                                       $    60,608,984
------------------------------------------------------------------------------------------------------
Healthcare Revenue - Long Term Care - 2.1%
------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 7.75%, 2006                                   $      65,000        $        64,173
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.125%, 2016                                        505,000                471,175
Bell County, TX, Health Facilities Development Rev. (Advanced
Living Technology), 8.5%, 2026                                        1,130,000              1,032,232
Colorado Health Facilities Authority Rev. (Evangelical Lutheran),
6.9%, 2025                                                              500,000                572,040
Cumberland County, PA, Retirement Community Rev. (Wesley
Affiliated Services), 7.25%, 2035                                       375,000                402,559
Eden Prairie, MN, Multi-Family Housing Rev. (Coll-Rolling Hills),
"A", GNMA, 6%, 2021                                                     200,000                216,250
Indiana Health Facilities Financing Authority Rev. (Hoosier
Care), 7.125%, 2034                                                     810,000                749,930
Iowa Finance Authority, Health Care Facilities Rev. (Care
Initiatives Project), 9.25%, 2025                                       485,000                583,193
Jefferson County, KY, Health Care Authority Rev. (Beverly
Enterprises, Inc.), 5.875%, 2007                                         75,000                 75,423
Luzerne County, PA, Industrial Development Authority Rev
(Beverly Enterprise, Inc.), 6.75%, 2008                                 190,000                190,162
Millbrae, CA, Residential Facilities Rev. (Magnolia of Millbrae),
"A", 7.375%, 2027                                                       950,000                996,465
Shelby County, TN, Health Educational Rev. (Germantown Village),
7.25%, 2034                                                             385,000                412,878
Tennessee Veterans Home Board Rev. (Humboldt), 6.75%, 2006(++)        1,000,000              1,032,460
                                                                                       ---------------
                                                                                       $     6,798,940
------------------------------------------------------------------------------------------------------
Human Services - 0.4%
------------------------------------------------------------------------------------------------------
Nassau County, NY, Industrial Development Civic (Special Needs
Facilities), 6.1%, 2012                                           $     295,000        $       306,782
Orange County, FL, Health Facilities Authority Rev. (GF/Orlando
Healthcare Facilities), 9%, 2031                                      1,000,000              1,075,930
                                                                                       ---------------
                                                                                       $     1,382,712
------------------------------------------------------------------------------------------------------
Industrial Revenue - Airlines - 0.6%
------------------------------------------------------------------------------------------------------
Cleveland, OH, Airport Special Rev. (Continental Airlines, Inc.),
5.7%, 2019                                                        $   1,000,000        $       814,110
Los Angeles, CA, Regional Airport Lease Rev. (AMR Corp.),
7%, 2012                                                                300,000                300,780
Tulsa, OK, Municipal Airport Trust Rev. (American Airlines, Inc.)
"B", 5.65%, 2035                                                      1,000,000                948,750
                                                                                       ---------------
                                                                                       $     2,063,640
------------------------------------------------------------------------------------------------------
Industrial Revenue - Chemicals - 0.7%
------------------------------------------------------------------------------------------------------
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.),
5.7%, 2033                                                        $   1,000,000        $     1,085,160
Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.),
"A", 7%, 2024                                                         1,000,000              1,008,470
                                                                                       ---------------
                                                                                       $     2,093,630
------------------------------------------------------------------------------------------------------
Industrial Revenue - Environmental Services - 1.8%
------------------------------------------------------------------------------------------------------
California Pollution Control Financing Authority, Solid Waste
Disposal Rev. (Waste Mangement, Inc.), "A-2", 5.4%, 2025          $     215,000        $       220,706
Carbon County, UT, Solid Waste Disposal Rev. (Laidlaw
Environmental), 7.45%, 2017                                           2,500,000              2,665,875
Charles City County, VA, Industrial Development Authority,
Solid Waste Disposal Facility Rev. (Waste Management, Inc.),
6.25%, 2027                                                             500,000                556,740
Colorado Housing & Finance Authority, Solid Waste Rev. (Waste
Management, Inc.), 5.7%, 2018                                           230,000                245,562
Gloucester County, NJ, Solid Waste Resource Recovery Rev. (Waste
Management, Inc.), 6.85%, 2029                                          150,000                168,092
Henrico County, VA, Industrial Development Authority Rev
(Browning Ferris, Inc.), 5.3%, 2011                                   1,000,000              1,000,830
Massachusetts Development Finance Agency Rev., Resource Recovery
Rev. (Waste Management, Inc.), 6.9%, 2029                               300,000                334,914
Nevada Department of Business Rev. (Republic Services, Inc.),
5.625%, 2026                                                            450,000                483,548
                                                                                       ---------------
                                                                                       $     5,676,267
------------------------------------------------------------------------------------------------------
Industrial Revenue - Metals - 0%
------------------------------------------------------------------------------------------------------
Burns Harbor, IN, Solid Waste Disposal Facilities Rev.
(Bethlehem Steel), 8%, 2024**                                     $   3,000,000        $            30
------------------------------------------------------------------------------------------------------
Industrial Revenue - Other - 2.5%
------------------------------------------------------------------------------------------------------
Bucks County, PA, Industrial Development Authority Rev. (USX
Corp.), 5.4%, 2017                                                $     500,000        $       538,515
Gulf Coast, TX, Industrial Development Authority (Valero Energy
Corp.), 5.6%, 2031                                                      500,000                503,390
Hardeman County, TN, Correctional Facilities Corp. (Corrections
Corp. of America), 7.375%, 2017                                         500,000                516,915
Massachusetts Development Finance Agency, Resource Recovery Rev
(Flour Corp.), 5.625%, 2019                                           2,895,000              3,051,677
Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.),
5.6%, 2017                                                            1,300,000              1,361,100
Park Creek Metropolitan District, CO, Rev., Custodial Receipts,
CR-2, 7.625%, 2032##                                                    400,000                449,152
Pennsylvania Economic Development Financing Authority Rev
(Amtrak), 6.125%, 2021                                                  550,000                588,346
Tooele County, UT, Hazardous Waste Treatment Rev. (Union Pacific
Corp.), 5.7%, 2026                                                      980,000              1,020,778
                                                                                       ---------------
                                                                                       $     8,029,873
------------------------------------------------------------------------------------------------------
Industrial Revenue - Paper - 2.4%
------------------------------------------------------------------------------------------------------
Beauregard Parish, LA (Boise Cascade Corp.), 6.8%, 2027           $     500,000        $       537,660
Butler, AL, Industrial Development Board, Solid Waste Disposal
Rev. (Georgia Pacific Corp.), 5.75%, 2028                               260,000                263,315
Delta County, MI, Economic Development Corp., Environmental
Improvements Rev. (Mead Westvaco Escanaba), "A", 6.25%, 2012(++)        900,000              1,038,771
Mobile, AL, Industrial Development Board Improvement Rev., "B"
(International Paper Co.), 6.45%, 2019                                2,000,000              2,158,300
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.2%, 2027                                            500,000                519,055
Navajo County, AZ, Industrial Development Authority Rev. (Stone
Container Corp.), 7.4%, 2026                                          1,500,000              1,539,750
Onondaga County, NY, Industrial Development Authority Rev., Solid
Waste Disposal Rev. (Solvay Paperboard LLC), 6.8%, 2014               1,000,000              1,056,360
West Point, VA, Industrial Development Authority, Solid Waste
Disposal Rev. (Chesapeake Corp.), "A", 6.375%, 2019                     550,000                556,534
                                                                                       ---------------
                                                                                       $     7,669,745
------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Entertainment & Tourism - 0.4%
------------------------------------------------------------------------------------------------------
Capital Trust Agency of Florida Rev. (Seminole Tribe Convention),
10%, 2033                                                         $     700,000        $       758,527
Harris County-Houston, TX, Sports Authority Rev., MBIA, 0%, 2032      1,595,000                367,360
Sandoval County, NM (Santa Ana Pueblo), 7.75%, 2015##                   300,000                309,579
                                                                                       ---------------
                                                                                       $     1,435,466
------------------------------------------------------------------------------------------------------
Miscellaneous Revenue - Other - 0.6%
------------------------------------------------------------------------------------------------------
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.6%, 2021                                                   $     300,000        $       322,140
Austin, TX, Convention Center (Convention Enterprises, Inc.),
"A", 6.7%, 2028                                                         400,000                428,112
Gallery Certificate Trust, PA, Parking Rev., FSA, 4.5%, 2013##          710,000                710,057
San Antonio, TX, Convention Center, Hotel Financial Corp.,
Contract Rev. (Empowerment Zone), "A", AMBAC, 5%, 2034                  490,000                500,613
                                                                                       ---------------
                                                                                       $     1,960,922
------------------------------------------------------------------------------------------------------
Multi-Family Housing Revenue - 3.0%
------------------------------------------------------------------------------------------------------
Bay County, FL, Housing Finance Authority, Mulit-family Rev
(Andrews Place II Apartments), FSA, 5.1%, 2046                    $     275,000        $       269,431
Bay County, FL, Housing Finance Authority, Multi-family Rev
(Andrews Place II Apartments), FSA, 5%, 2035                            150,000                146,579
California Statewide Communities Development Authority Rev
(Irvine Apartments), 5.25%, 2025                                      1,000,000              1,038,240
Charter Mac Equity Issuer Trust, 6.625%, 2009                         2,000,000              2,163,040
Eaglebend, CO, Affordable Housing Corp., 6.2%, 2012                   1,000,000                992,300
GMAC Municipal Mortgage Trust, "C-1", 5.7%, 2040##                      500,000                502,540
GMAC Municipal Mortgage Trust, "B-1", 5.6%, 2039##                    1,000,000              1,028,450
Munimae TE Bond Subsidiary LLC, "A-2", 4.9%, 2049##                   2,000,000              1,999,980
Newark, NJ, Housing Authority Port Authority (Newark Marine
Terminal), MBIA, 5.5%, 2028                                             215,000                236,167
Panhandle, TX, Regional Housing Finance Rev., 6.75%, 2031             1,245,000              1,304,735
                                                                                       ---------------
                                                                                       $     9,681,462
------------------------------------------------------------------------------------------------------
Parking - 0.1%
------------------------------------------------------------------------------------------------------
Rail Connections, Inc., MA Rev., 0%, 2009(++)                     $     100,000        $        57,737
Rail Connections, Inc., MA Rev., 0%, 2009(++)                           210,000                113,373
Rail Connections, Inc., MA Rev., 0%, 2009(++)                           300,000                151,689
                                                                                       ---------------
                                                                                       $       322,799
------------------------------------------------------------------------------------------------------
Sales & Excise Tax Revenue - 0.4%
------------------------------------------------------------------------------------------------------
Austin, TX, Town Community Events Center Venue, FGIC,
6%, 2009(++)                                                      $   1,015,000        $     1,124,041
------------------------------------------------------------------------------------------------------
Single Family Housing - Local - 3.1%
------------------------------------------------------------------------------------------------------
Adams County, CO, Single Family Mortgage Rev., ETM,
8.875%, 2011(++)                                                  $   2,510,000        $     3,195,105
Brevard County, FL, Housing Finance Authority, "B", GNMA,
6.5%, 2022                                                              196,000                198,960
Calcasieu Parish, LA, Public Trust Authority, Single Family
Mortgage Rev. "A", GNMA, 6.05%, 2032                                    510,000                542,161
California Rural Home Mortgage Finance Authority Rev.,
GNMA, 6.55%, 2030                                                       135,000                138,579
Chicago, IL, Single Family Mortgage Rev., "C",
GNMA, 7.05%, 2030                                                        15,000                 14,985
Cook County, IL, Single Family Mortgage Rev., "A", 0%, 2015             445,000                 93,486
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 6.625%, 2023                                                      355,000                370,286
Jefferson Parish, LA, Single Family Mortgage Rev.,
GNMA, 6.75%, 2030                                                       465,000                489,612
Lee County, FL, Housing Finance Authority Rev., "A",
GNMA, 7%, 2031                                                           25,000                 25,420
Maricopa County, AZ, Single Family Mortgage Rev. "B",
GNMA, 6.2%, 2034                                                        190,000                196,044
Pima County, AZ, Industrial Development Authority Rev., "B-1",
GNMA, 7.05%, 2030                                                       300,000                310,212
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
GNMA, 6.45%, 2029                                                       680,000                707,166
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "A",
GNMA, 4% to 2005, 5.8% to 2036                                          635,000                691,115
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-1", GNMA, 6.875%, 2026                                               130,000                132,743
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-3", GNMA, 6%, 2035                                                   445,000                482,527
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.8%, 2027                                                 320,000                343,738
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"A-5", GNMA, 5.7%, 2036                                                 655,000                706,601
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev., "B",
GNMA, 5.45%, 2027                                                       360,000                380,398
Sedgwick & Shawnee Counties, KS, Single Family Housing Rev.,
"B-2", GNMA, 6.45%, 2033                                                385,000                400,693
Sedgwick & Shawnee Counties, KS, Single Family Rev., "A-6", GNMA,
5.65%, 2036                                                             475,000                508,540
                                                                                       ---------------
                                                                                       $     9,928,371
------------------------------------------------------------------------------------------------------
Single Family Housing - State - 2.2%
------------------------------------------------------------------------------------------------------
California Housing Finance Agency Rev., Home Mortgage,
MBIA, 0%, 2028                                                    $   1,895,000        $       592,491
Colorado Housing & Finance Authority Rev., 7.45%, 2016                   40,000                 40,908
Colorado Housing & Finance Authority Rev., 6.875%, 2028                  90,000                 91,934
Colorado Housing & Finance Authority Rev., 6.8%, 2030                    90,000                 93,779
Colorado Housing & Finance Authority Rev., "A-1", 7.4%, 2027             25,000                 25,201
Colorado Housing & Finance Authority Rev., "A-2", 7.15%, 2014            12,000                 12,089
Colorado Housing & Finance Authority Rev., "B-2", 6.1%, 2023            115,000                120,059
Colorado Housing & Finance Authority Rev., "B-3", 6.55%, 2033           115,000                118,750
Colorado Housing & Finance Authority Rev., "C", 6.75%, 2021              45,000                 46,131
Colorado Housing & Finance Authority Rev., "C-2", 5.9%, 2023            190,000                197,589
Colorado Housing & Finance Authority Rev., "C-2", FHA, 6.6%, 2032       185,000                192,962
Colorado Housing & Finance Authority Rev., C-3, FHA, 6.375%, 2033       100,000                103,656
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
"B-2", GNMA, 7.55%, 2031                                                145,000                151,825
Louisiana Housing Finance Agency, Single Family Mortgage Rev.,
GNMA, 6.4%, 2032                                                        225,000                229,570
Minnesota Housing Finance Agency Rev., Residential Housing
Finance "B", 4.8%, 2023                                                 225,000                227,689
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), 6.35%, 2032                          220,000                228,210
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), "B", GNMA, 6.7%, 2030                220,000                228,406
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.85%, 2032                    195,000                204,863
Missouri State Housing Development Commission, Single Family
Mortgage Rev. (Home Loan Program), GNMA, 6.75%, 2034                    115,000                119,478
New Hampshire Housing Finance Authority Rev., "B", 5.875%, 2030         115,000                116,904
New Hampshire Housing Finance Authority Rev., "B", 6.3%, 2031           115,000                118,850
New Mexico Mortgage Finance Authority Rev., "B-2",
GNMA, 6.35%, 2033                                                       185,000                195,129
New Mexico Mortgage Finance Authority Rev., GNMA, 7.1%, 2030             85,000                 87,720
New Mexico Mortgage Finance Authority Rev., GNMA, 6.25%, 2032           410,000                429,631
North Dakota Housing Finance Agency Rev., Housing Finance, "A",
5%, 2033                                                                430,000                433,247
Ohio Housing Finance Agency Mortgage Rev., Residential Mortgage
Backed, "C", GNMA, 5.9%, 2035                                           435,000                463,897
Oklahoma Housing Finance Agency Rev., 6.65%, 2029                       805,000                857,848
Texas Housing & Community Affairs, Residential Mortgage Rev.,
GNMA, 7.1%, 2021                                                        830,000                881,585
Vermont Housing Finance Agency Rev., FSA, 4.95%, 2032                   315,000                321,495
                                                                                       ---------------
                                                                                       $     6,931,896
------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.0%
------------------------------------------------------------------------------------------------------
Delaware County, PA, Industrial Development Authority, Resource
Recovery Facilities Rev. (American Ref-Fuel Co.), "A", 6.2%, 2019 $     500,000        $       516,735
Hudson County, NJ, Solid Waste System Rev., 5.9%, 2015                  855,000                860,737
Massachusetts Development Finance Agency Rev. (Ogden Haverhill
Associates), 6.7%, 2014                                                 700,000                744,520
Massachusetts Industrial Finance Agency, Resource Recovery Rev
(Ogden Haverhill Associates), 5.6%, 2019                              1,000,000              1,012,240
                                                                                       ---------------
                                                                                       $     3,134,232
------------------------------------------------------------------------------------------------------
State & Agency - Other - 0.8%
------------------------------------------------------------------------------------------------------
Massachusetts State Development Finance Agency (Visual &
Performing Arts), 6%, 2021                                        $   1,000,000        $     1,198,730
State of Michigan, COP, AMBAC, 5.5%, 2020                             1,250,000              1,343,138
                                                                                       ---------------
                                                                                       $     2,541,868
------------------------------------------------------------------------------------------------------
State & Local Agencies - 5.4%
------------------------------------------------------------------------------------------------------
Alabama Building Renovation Authority, AMBAC, 6%, 2018            $     760,000        $       843,220
Alabama State Public School & College, Capital Improvement, "D",
6%, 2015                                                              2,850,000              3,156,347
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
9.159%, 2016+(+)                                                      1,500,000              1,863,360
Chicago, IL, Public Building Commission Rev., RITES, FGIC,
9.159%, 2017+(+)                                                      1,250,000              1,556,075
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.375%, 2010(++)                      1,500,000              1,637,970
Golden State, CA, Tobacco Securitization Corp., Tobacco
Settlement Rev., Enhanced, "B", 5.5%, 2013(++)                        1,075,000              1,203,688
Houston, TX, COP, 6.3%, 2020                                          1,000,000              1,083,730
Indianapolis, IN, Public Improvement Bond Bank, "C", AMBAC,
6%, 2017                                                                500,000                553,340
New Jersey Economic Development Authority School Facilities
Construction, "O", 5.25%, 2025                                          445,000                474,210
New Mexico Finance Authority Rev., Court Facilities Fee Rev.,
MBIA, 5.5%, 2011(++)                                                    475,000                526,742
New York State Urban Development Corp., Correctional Facilities
Service Contract C, AMBAC, 5.875%, 2009(++)                           1,000,000              1,094,860
Stafford, TX, Economic Development Corp., FGIC, 6%, 2015                525,000                613,909
Virginia College Building Authority, VA, Public Higher Education
Financing, "A", 5.75%, 2009(++)                                       2,295,000              2,512,589
                                                                                       ---------------
                                                                                       $    17,120,040
------------------------------------------------------------------------------------------------------
Student Loan Revenue - 0.9%
------------------------------------------------------------------------------------------------------
Access to Loans for Learning, California Student Loan Rev.,
7.95%, 2030                                                       $     650,000        $       689,215
Arizona Student Loan Acquisition Authority Rev., 5.8%, 2016             675,000                722,993
Arizona Student Loan Acquisition Authority Rev., 5.85%, 2017            700,000                749,980
Massachusetts Educational Financing Authority, Refunding Issue G,
"A", MBIA, 6.1%, 2018                                                   635,000                653,993
                                                                                       ---------------
                                                                                       $     2,816,181
------------------------------------------------------------------------------------------------------
Tax - Other - 1.1%
------------------------------------------------------------------------------------------------------
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2024                                                        $     250,000        $       262,213
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2029                                                             450,000                476,546
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.5%, 2031                                                              200,000                207,574
New Jersey Economic Development Authority Rev. Cigarette Tax,
5.75%, 2034                                                             300,000                316,608
New York City, NY, Transitional Finance Authority Rev., Future
Tax Secured, "A", 6%, 2009(++)                                        2,000,000              2,227,200
                                                                                       ---------------
                                                                                       $     3,490,141
------------------------------------------------------------------------------------------------------
Tax Assessment - 2.2%
------------------------------------------------------------------------------------------------------
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.1%, 2014                                                $      75,000        $        77,426
Allegheny County, PA, Redevelopment Authority Rev. (Pittsburgh
Mills), 5.6%, 2023                                                       50,000                 52,510
Broadview, IL, Tax Increment Rev., 5.25%, 2012                        1,000,000              1,037,320
Capital Region Community Development District, FL, Capital
Improvement Rev., "B", 5.95%, 2006                                      100,000                100,497
Fishhawk Community Development District, FL, 5.125%, 2009               410,000                411,771
Greyhawk Landing Community Development, FL, Special Assessment
Rev., "B", 6.25%, 2009                                                  180,000                183,614
Katy, TX, Development Authority Rev., 5.8%, 2011                        865,000                895,379
Katy, TX, Development Authority Rev., "B", 6%, 2018                   1,200,000              1,241,568
Killarney, FL, Community Development District, "B", 5.125%, 2009        310,000                311,401
Lakes By The Bay South Community Development District, FL,
Special Assessment, "B", 5.3%, 2009                                     285,000                286,644
Panther Trace, FL, Community Development District Rev., "B",
6.5%, 2009                                                               45,000                 45,783
Panther Trace, FL, Community Development District Rev., "B",
5%, 2010                                                                525,000                526,281
Parkway Center, FL, Community Development District Rev., "B",
5.625%, 2014                                                            935,000                971,633
Preserve At Wilderness Lake, FL, Community Development District,
Capital Improvement,"B", 5%, 2009                                       480,000                477,658
Renaissance Community Development, FL, "B", 6.25%, 2008                 375,000                381,191
                                                                                       ---------------
                                                                                       $     7,000,676
------------------------------------------------------------------------------------------------------
Tobacco - 1.4%
------------------------------------------------------------------------------------------------------
Badger, WI, Tobacco Asset Securitization Corp., 6.125%, 2027      $   1,065,000        $     1,136,919
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"A", 0%, 2050                                                         4,000,000                255,680
Childrens Trust Fund, Tobacco Settlement Rev., Puerto Rico,
"B", 0%, 2055                                                         2,000,000                 68,060
District of Columbia, Tobacco Settlement, 6.25%, 2024                   405,000                435,748
Guam Economic Development Authority, 5%, 2022                           115,000                117,060
Iowa Tobacco Settlement Authority, Tobacco Settlement Rev., Asset
Backed, "B", 5.3%, 2025                                                 750,000                767,160
Louisiana Tobacco Settlement Authority, 5.5%, 2030                      415,000                431,940
New Jersey Tobacco Settlement Authority, 5.75%, 2032                    680,000                709,628
South Carolina Tobacco Settlement Authority, 6.375%, 2028               500,000                538,955
Washington Tobacco Settlement Authority, 6.5%, 2026                      70,000                 77,692
                                                                                       ---------------
                                                                                       $     4,538,842
------------------------------------------------------------------------------------------------------
Toll Roads - 0.5%
------------------------------------------------------------------------------------------------------
New Jersey State Turnpike Authority Rev., Unrefunded, "C", MBIA,
6.5%, 2016                                                        $     235,000        $       277,279
New Jersey State Turnpike Authority Rev.' "C", MBIA, ETM,
6.5%, 2016(++)                                                           80,000                 94,710
Northwest Parkway Public Highway Authority Co. Rev., Capital
Appreciation "B", AMBAC, 0%, 2018                                       750,000                397,590
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road
Rev., ETM, 0%, 2009(++)                                               1,000,000                896,550
                                                                                       ---------------
                                                                                       $     1,666,129
------------------------------------------------------------------------------------------------------
Transportation - Special Tax - 1.1%
------------------------------------------------------------------------------------------------------
Allegheny County, PA, Port Authority Special Rev., MBIA,
6.25%, 2009(++)                                                   $   1,000,000        $     1,109,350
New Jersey Economic Development Authority Rev., Transportation
Project Sublease "A", FSA, 6%, 2009(++)                                 325,000                355,823
Pennsylvania State Turnpike Commission Oil, "A", AMBAC,
5.25%, 2018                                                             850,000                904,545
Pennsylvania State Turnpike Commission Oil, "A", AMBAC, ETM,
5.25%, 2018(++)                                                       1,150,000              1,225,935
                                                                                       ---------------
                                                                                       $     3,595,653
------------------------------------------------------------------------------------------------------
Universities - Colleges - 4.4%
------------------------------------------------------------------------------------------------------
Amherst, NY, Industrial Development Agency Rev. (Daemen College),
"A", 6%, 2021                                                     $   1,000,000        $     1,075,780
California Educational Facilities Authority Rev. (L.A. College
of Chiropractic), 5.6%, 2017                                            250,000                244,535
Houston, TX, Community College Systems, MBIA, 7.875%, 2025            1,650,000              2,042,898
Illinois Finance Authority Rev. (University of Chicago), "A",
5%, 2034                                                                215,000                222,996
Islip, NY, Community Development Agency Rev. (New York Institute
of Technology), 7.5%, 2006(++)                                        2,000,000              2,077,000
Massachusetts Development Finance Agency Rev. (Boston
University), XLCA, 6%, 2059                                           1,250,000              1,507,238
Massachusetts Development Finance Agency Rev. (Massachusetts
College of Pharmacy), 6.625%, 2010(++)                                  100,000                114,173
Massachusetts Development Finance Agency Rev., (Olin College),
"B", XLCA, 5.25%, 2033                                                2,000,000              2,125,180
Northern Illinois University Rev., Auxiliary Facilities Systems,
AMBAC, 5.875%, 2018                                                   1,370,000              1,479,723
Savannah, GA, Economic Development Authority Rev. (College of Art
& Design, Inc.), 6.5%, 2009(++)                                         500,000                563,100
St. Joseph County, IN, Educational Facilities Rev. (University of
Notre Dame), 6.5%, 2026                                               1,000,000              1,298,440
State of Oregon, Facilities Authority Rev. (Linfield College),
"A", 5%, 2030                                                           165,000                167,201
Upland, IN, Economic Development Rev. (Taylor University),
6%, 2018                                                                435,000                486,352
Upland, IN, Economic Development Rev. (Taylor University),
6.25%, 2023                                                             520,000                578,822
                                                                                       ---------------
                                                                                       $    13,983,438
------------------------------------------------------------------------------------------------------
Universities - Secondary Schools - 1.8%
------------------------------------------------------------------------------------------------------
California Statewide Communities, Development Authority Rev
(Escondido Charter High School), 7.5%, 2036                       $     500,000        $       511,755
Clark County, NV, Economic Development Rev. (Alexander Dawson
School), 5.5%, 2020                                                   1,500,000              1,581,150
Maine Finance Authority, Educational Rev. (Waynflete School),
6.4%, 2019                                                            1,000,000              1,078,780
Maine Finance Authority, Educational Rev. (Waynflete School),
6.5%, 2029                                                            1,000,000              1,078,970
Michigan Municipal Bond Authority Rev. (Detroit Academy of Arts &
Sciences), 8%, 2031                                                     300,000                322,974
Michigan Municipal Bond Authority Rev. (YMCA Service Learning
Academy), 7.625%, 2021                                                  400,000                428,776
New Hampshire Health & Education (Derryfield School), 6.5%, 2010        290,000                299,474
Pima County, AZ, Industrial Development Authority Education Rev
(Arizona Charter Schools), "C", 6.75%, 2031                             500,000                525,330
                                                                                       ---------------
                                                                                       $     5,827,209
------------------------------------------------------------------------------------------------------
Utilities - Cogeneration - 0.7%
------------------------------------------------------------------------------------------------------
Carbon County, PA, Industrial Development Authority Rev. (Panther
Creek Partners), 6.65%, 2010                                      $     635,000        $       676,612
Klamath Falls, OR, Electric Rev. (Klamath Cogeneration), 6%, 2025     1,475,000              1,489,367
                                                                                       ---------------
                                                                                       $     2,165,979
------------------------------------------------------------------------------------------------------
Utilities - Investor Owned - 5.1%
------------------------------------------------------------------------------------------------------
Clark County NV, Industrial Development Rev. Southwest Gas Corp.
Project "A", AMBAC, 4.85%, 2035                                   $     730,000        $       729,993
Apache County, AZ, Industrial Development Authority, Pollution
Control Rev. (Tucson Electric Power Co.), 5.875%, 2033                1,000,000              1,000,850
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility
Co.), "B", 6.3%, 2032                                                   120,000                129,055
California Pollution Control Financing Authority, Pollution
Control Rev. (Pacific Gas & Electric Co.), MBIA, 5.35%, 2016          1,600,000              1,730,416
Connecticut Development Authority, Pollution Control Rev
(Connecticut Light & Power Co.), 5.85%, 2028                          1,000,000              1,061,520
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 5.8%, 2022                                                    500,000                507,920
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), 6.375%, 2022                                                1,000,000              1,065,790
Farmington, NM, Pollution Control Rev. (New Mexico Public
Service), "A", 6.3%, 2016                                               565,000                596,646
Lehigh County, PA, Industrial Development Authority Pollution
Control Rev. (PPL Electric Utility Corp.), "A", FGIC, 4.7%, 2029        320,000                319,530
Matagorda County, TX, Pollution Control Rev. (Reliant Energy),
5.95%, 2030                                                             750,000                769,403
Mecklenburg County, VA, Industrial Development Authority Rev
(UAE Mecklenburg, LP), 6.5%, 2017                                       700,000                778,638
New Hampshire Industrial Development Authority, Pollution Control
Rev. (CT Light & Power), 5.9%, 2016                                     500,000                511,050
Pennsylvania Economic Development Financing Authority Rev
(Reliant Energy Seward), "A", 6.75%, 2036                               560,000                602,000
Pima County, AZ, Industrial Development Authority Rev. (Tucson
Electric Power Co.), "A", 6.1%, 2025                                  2,000,000              2,003,300
Pittsylvania County, VA, Industrial Development Authority Rev.,
7.5%, 2014                                                            2,000,000              2,072,540
Port Morrow, OR, Pollution Control Rev. (Portland General
Electric), 5.2%, 2033                                                   350,000                366,573
Sabine River Authority, TX, Pollution Control Rev. (TXU Electric
Co.) "A", 5.5%, 2022                                                    500,000                530,500
West Feliciana Parish, LA, Pollution Control Rev. (Entergy Gulf
States), 6.6%, 2028                                                   1,665,000              1,686,795
                                                                                       ---------------
                                                                                       $    16,462,519
------------------------------------------------------------------------------------------------------
Utilities - Municipal Owned - 6.2%
------------------------------------------------------------------------------------------------------
Austin, TX, Utility Systems Rev., AMBAC, 6.75%, 2011              $   1,500,000        $     1,754,370
California State Department of Water Resources Power Supply Rev.,
"A", 5.125%, 2018                                                       750,000                800,063
Georgia Municipal Electric Power Authority Rev., MBIA,
6.375%, 2016                                                          2,000,000              2,416,300
Georgia Municipal Electric Power Authority Rev., MBIA, 6.5%, 2020     7,350,000              8,985,816
North Carolina Municipal Power Agency, Catawba Electric Rev.,
6.375%, 2013                                                            750,000                830,985
North Carolina Municipal Power Agency, Catawba Electric Rev.,
MBIA, 7%, 2007                                                        3,250,000              3,408,763
North Carolina Municipal Power Agency, ROLs, MBIA,
8.016%, 2019+(+)                                                      1,500,000              1,737,390
                                                                                       ---------------
                                                                                       $    19,933,687
------------------------------------------------------------------------------------------------------
Water & Sewer Utility Revenue - 5.1%
------------------------------------------------------------------------------------------------------
Atlanta, GA, Water & Wastewater Rev., RITES, FGIC,
8.002%, 2016+(+)                                                  $   1,000,000        $     1,277,720
Augusta, GA, Water & Sewer Rev., FSA, 5.25%, 2039                       430,000                461,184
Forsyth County, GA, Water & Sewage Authority, 6.25%, 2010(++)         1,170,000              1,323,527
Massachusetts Water Resources Authority, 6.5%, 2019                   5,965,000              7,225,643
Mississippi Development Bank Special Obligations Grenada, MS,
Water & Sewer Systems Project, "N", FSA, 5%, 2030                       490,000                510,183
Narragansett, RI, Bay Commission Wastewater Systems Rev., "A",
MBIA, 5%, 2028                                                          860,000                902,845
Pittsburgh, PA, Water & Sewer Authority Rev., "C", FSA,
5.25%, 2022                                                           2,000,000              2,072,060
Spartanburg, SC, Water & Sewer Authority Rev., "B", MBIA,
5.25%, 2030                                                             255,000                272,483
State of New York, Environmental Facilities, 5%, 2016                   430,000                452,730
State of New York, Environmental Facilities, ETM, 5%, 2016(++)          570,000                605,141
Upland, CA, Public Financing Authority Rev., AMBAC, 5%, 2033            590,000                611,211
West Wilson Utility District, TN, Waterworks Rev., MBIA,
5.25%, 2030                                                             480,000                511,565
                                                                                       ---------------
                                                                                       $    16,226,292
------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $286,675,456)                                  $   309,101,013
------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.3%
------------------------------------------------------------------------------------------------------
Bell County, TX, Health Facilities Development Corp. Rev. (Scott
& White Memorial Hospital), 2.81%, due 10/03/05                   $     100,000        $       100,000
Bell County, TX, Health Facilities Development Corp. Rev. (Scott
& White Memorial Hospital), "B-1", 2.81%, due 10/03/05                  100,000                100,000
Georgia Municipal Electric Authority, 2.68%, due 10/05/05               900,000                900,000
Illinois Health Facilities Authority Rev. (University of Chicago
Hospital), 2.81%, due 10/03/05                                        2,800,000              2,800,000
Irvine, CA, Improvement Building Act 1915, 2.71%, due 10/05/05          150,000                150,000
Jefferson County, AL, Sewer Rev., Capital Improvement Warrants,
"A", 2.76%, due 10/06/05                                                200,000                200,000
Jefferson County, AL, Sewer Rev., Warrants, "B-4", 2.76%,
due 10/06/05                                                            300,000                300,000
Missouri State Health & Educational Facilities Authority Rev.,
Medical Research Facilities (Stowers Institute), 2.76%,
due 10/06/05                                                          1,200,000              1,200,000
New York City, NY, Municipal Water & Sewer Finance Authority
Rev., "C", 2.8%, due 10/03/05                                         1,600,000              1,600,000
Pinellas County, FL, Health Facilities Authority Rev. (Pooled
Hospital Loan Program), 2.83%, due 10/03/05                             100,000                100,000
------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes, at Identified Cost                                   $     7,450,000
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $294,125,456)                                      $   316,551,013
------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.0%                                                        3,106,942
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                    $   319,657,955
------------------------------------------------------------------------------------------------------

Swap Agreements
Interest Rate Swaps

                                        NOTIONAL
                                       PRINCIPAL                                  CASH FLOWS           UNREALIZED
                                       AMOUNT OF         CASH FLOWS PAID           RECEIVED           APPRECIATION
EXPIRATION             CURRENCY         CONTRACT           BY THE FUND           BY THE FUND         (DEPRECIATION)
-------------------------------------------------------------------------------------------------------------------
12/01/07                 USD           $6,000,000       Fixed - 3 Year BMA     Floating - 7 Day         $62,664
                                                           Swap Index,               BMA
                                                             (2.795%)             Swap Index
-------------------------------------------------------------------------------------------------------------------
12/01/15                 USD           25,000,000        Fixed - 10 Year      Floating - 3 Month         778,145
                                                            LIBOR Swap         LIBOR Swap Index
                                                              Index
                                                             (4.412%)
-------------------------------------------------------------------------------------------------------------------
                                                                                                        $840,809
-------------------------------------------------------------------------------------------------------------------

At September 30, 2005, the fund had sufficient cash and/or securities to cover any commitments under all derivative contracts.

  ** Non income producing security - in default.
 (+) Inverse floating rate security.
(++) Refunded bond.
  ## SEC Rule 144A restriction.
   + Restricted securities are not registered under the Securities Act of 1933 (excluding 144A issues). The following restricted securities (excluding 144A issues) are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult.

                                                 ACQUISITION       ACQUISITION           CURRENT       TOTAL % OF
SECURITY                                                DATE              COST      MARKET VALUE       NET ASSETS

Atlanta, GA, Water & Wastewater Rev.,
RITES, FGIC, 8.002%, 2016                          4/20/1999        $1,167,100       $ 1,277,720
Chicago, IL O'Hare International Airport
Rev., RITES, FSA, 8.452%, 2022                     8/21/2003         1,599,510         1,820,820
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.159%, 2016                    3/10/1999         1,619,550         1,863,360
Chicago, IL, Public Building Commission
Rev., RITES, FGIC, 9.159%, 2017                    3/10/1999         1,337,550         1,556,075
Commonwealth of Puerto Rico, ROLs, FGIC,
8.553% 2015                                        8/05/2002         3,878,760         3,839,160
Dudley-Charlton, MA, Regional School
District, RITES, FGIC, 7.521%, 2017                5/05/1999         1,615,946         1,868,003
Houston, TX, Independent School District,
RITES, PSF, 7.502%, 2017                           2/26/1999         2,440,832         2,638,550
North Carolina Municipal Power Agency,
ROLs, MBIA, 8.016%, 2019                           3/03/2003         1,717,980         1,737,390
                                                                                     -----------
                                                                                     $16,601,078             5.2%

The following abbreviations are used in the Portfolio of Investments and are defined:

BMA   =  Bond Market Assn.
COP   =  Certificates of Participation.
ETM   =  Escrowed to Maturity.
LIBOR =  London Interbank Offered Rate.

Insurers
-----------------------------------------------------------------------------------------------------------------
AMBAC =  AMBAC Indemnity Corp.
FGIC  =  Financial Guaranty Insurance Co.
FHA   =  Federal Housing Administration
FSA   =  Financial Security Assurance, Inc.
GNMA  =  Government National Mortgage Assn.
MBIA  =  MBIA Insurance Corp.
PSF   =  Permanent School Fund
XLCA  =  XL Capital Insurance Co.

Inverse Floaters
-----------------------------------------------------------------------------------------------------------------
RIBS  =  Residual Interest Bonds
RITES =  Residual Interest Tax-Exempt Security
ROLS  =  Residual Option Longs

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities composing the total value of the fund.

AT 9/30/05

ASSETS
------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $294,125,456)               $316,551,013
Cash                                                                      79,135
Receivable for investments sold                                          667,550
Receivable for fund shares sold                                        1,056,818
Interest receivable                                                    4,613,445
Unrealized appreciation on interest rate swap agreements                 854,784
Other assets                                                               2,558
------------------------------------------------------------------------------------------------------
Total assets                                                                              $323,825,303
------------------------------------------------------------------------------------------------------

LIABILITIES
------------------------------------------------------------------------------------------------------
Distributions payable                                                   $525,152
Payable for investments purchased                                      3,154,832
Payable for fund shares reacquired                                       328,099
Unrealized depreciation on interest rate swap agreements                  13,975
Payable to affiliates
  Management fee                                                           2,572
  Shareholder servicing costs                                             37,734
  Distribution and service fees                                            3,699
  Administrative services fee                                                107
Accrued expenses and other liabilities                                   101,178
------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $4,167,348
------------------------------------------------------------------------------------------------------
Net assets                                                                                $319,657,955
------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------
Paid-in capital                                                     $301,759,913
Unrealized appreciation (depreciation) on investments                 23,266,366
Accumulated net realized gain (loss) on investments                   (5,199,806)
Accumulated distributions in excess of net investment income            (168,518)
------------------------------------------------------------------------------------------------------
Net assets                                                                                $319,657,955
------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   37,033,388
------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
------------------------------------------------------------------------------------------------------
  Net assets                                                        $246,030,210
  Shares outstanding                                                  28,516,656
------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $8.63
------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25X$8.63)                                                     $9.06
------------------------------------------------------------------------------------------------------

Class B shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $39,220,831
  Shares outstanding                                                   4,539,570
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $8.64
------------------------------------------------------------------------------------------------------

Class C shares
------------------------------------------------------------------------------------------------------
  Net assets                                                         $34,406,914
  Shares outstanding                                                   3,977,162
------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $8.65
------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund received in investment income and paid in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 9/30/05

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Interest income                                                                             $8,868,762
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                          $885,876
  Distribution and service fees                                            689,651
  Shareholder servicing costs                                              240,457
  Administrative services fee                                               24,464
  Trustees' compensation                                                     8,247
  Custodian fee                                                             60,023
  Printing                                                                   7,858
  Postage                                                                    3,859
  Auditing fees                                                             25,104
  Legal fees                                                                 4,675
  Shareholder solicitation expenses                                          1,568
  Miscellaneous                                                             26,802
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $1,978,584
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                    $(10,735)
  Reduction of expenses by investment adviser                             (403,458)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $1,564,391
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $7,304,371
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                 $(58,327)
  Swap transactions                                                       (805,663)
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                      $(863,990)
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                           $2,178,331
  Swap transactions                                                        343,365
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments                                                   $2,521,696
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                      $1,657,706
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                        $8,962,077
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                             SIX MONTHS ENDED               YEAR ENDED
                                                                      9/30/05                  3/31/05
                                                                  (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income                                              $7,304,371              $15,635,213
Net realized gain (loss) on investments                              (863,990)               1,875,472
Net unrealized gain (loss) on investments                           2,521,696               (7,230,682)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                               $8,962,077              $10,280,003
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                         $(5,751,938)            $(12,056,821)
  Class B                                                            (824,689)              (1,913,952)
  Class C                                                            (680,116)              (1,411,847)
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(7,256,743)            $(15,382,620)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                 $(1,738,214)            $(30,106,846)
------------------------------------------------------------------------------------------------------
Redemption fees                                                           $--                     $691
------------------------------------------------------------------------------------------------------
Total change in net assets                                           $(32,880)            $(35,208,772)
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                           $319,690,835             $354,899,607
At end of period (including accumulated distributions in
excess of net investment income of $168,518 and $216,146,
respectively)                                                    $319,657,955             $319,690,835
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all distributions) held for the entire period.

                             SIX MONTHS                                        YEARS ENDED 3/31
                                  ENDED         ------------------------------------------------------------------------------
CLASS A                         9/30/05               2005=                2004            2003           2002            2001
                            (UNAUDITED)

Net asset value,
beginning of period               $8.58               $8.70               $8.54           $8.32          $8.54           $8.33
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income           $0.20               $0.42               $0.41           $0.41          $0.44           $0.46
  Net realized and
  unrealized gain (loss)
  on investments                   0.05               (0.13)               0.17            0.25          (0.20)           0.27
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                        $0.25               $0.29               $0.58           $0.66          $0.24           $0.73
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment
  income                         $(0.20)             $(0.41)             $(0.42)         $(0.44)        $(0.46)         $(0.47)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments                     --                  --                  --              --             --          $(0.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders         $(0.20)             $(0.41)             $(0.42)         $(0.44)        $(0.46)         $(0.52)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $8.63               $8.58               $8.70           $8.54          $8.32           $8.54
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***            2.97++              3.49                6.94            8.00           2.78            9.06
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                       1.05+               1.04                1.04            1.05           1.15            1.20
Expenses after expense
reductions##                       0.80+               0.79                0.88            0.90           0.91            0.89
Net investment income(S)           4.71+               4.90                4.80            4.85           5.12            5.55
Portfolio turnover                    3                   8                   9              13             15              15
Net assets at end of
period (000 Omitted)           $246,030            $241,850            $264,797        $274,442       $276,719        $255,799
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                               SIX MONTHS                                       YEARS ENDED 3/31
                                    ENDED         ----------------------------------------------------------------------------
CLASS B                           9/30/05               2005=                2004           2003           2002           2001
                              (UNAUDITED)

Net asset value, beginning
of period                           $8.59               $8.72               $8.55          $8.33          $8.55          $8.34
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.17               $0.36               $0.35          $0.35          $0.37          $0.40
  Net realized and
  unrealized gain (loss) on
  investments                        0.05               (0.14)               0.18           0.24          (0.20)          0.27
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.22               $0.22               $0.53          $0.59          $0.17          $0.67
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.17)             $(0.35)             $(0.36)        $(0.37)        $(0.39)        $(0.41)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                          --                  --                  --             --             --          (0.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.17)             $(0.35)             $(0.36)        $(0.37)        $(0.39)        $(0.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $8.64               $8.59               $8.72          $8.55          $8.33          $8.55
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***              2.58++              2.60                6.27           7.19           2.00           8.24
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.80+               1.79                1.79           1.80           1.90           1.95
Expenses after expense
reductions##                         1.55+               1.54                1.63           1.65           1.66           1.64
Net investment income(S)             3.97+               4.15                4.05           4.10           4.37           4.82
Portfolio turnover                      3                   8                   9             13             15             15
Net assets at end of period
(000 Omitted)                     $39,221             $43,930             $52,594        $59,591        $61,627        $75,858
------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                YEARS ENDED 3/31
                               SIX MONTHS
                                    ENDED         ----------------------------------------------------------------------------
CLASS C                           9/30/05               2005=                2004           2003           2002           2001
                              (UNAUDITED)
Net asset value, beginning
of period                           $8.61               $8.73               $8.56          $8.34          $8.56          $8.35
------------------------------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM
INVESTMENT OPERATIONS#(S)
------------------------------------------------------------------------------------------------------------------------------
  Net investment income             $0.17               $0.36               $0.35          $0.35          $0.37          $0.40
  Net realized and
  unrealized gain (loss) on
  investments                        0.04               (0.13)               0.18           0.24          (0.20)          0.27
------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                          $0.21               $0.23               $0.53          $0.59          $0.17          $0.67
------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------------
  From net investment income       $(0.17)             $(0.35)             $(0.36)        $(0.37)        $(0.39)        $(0.41)
------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments                          --                  --                  --             --             --          (0.05)
------------------------------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                    $(0.17)             $(0.35)             $(0.36)        $(0.37)        $(0.39)        $(0.46)
------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                       $8.65               $8.61               $8.73          $8.56          $8.34          $8.56
------------------------------------------------------------------------------------------------------------------------------
Total return (%)(+)&***              2.46++              2.72                6.27           7.18           2.00           8.23
------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions##                         1.80+               1.79                1.79           1.80           1.90           1.95
Expenses after expense
reductions##                         1.55+               1.54                1.63           1.65           1.66           1.64
Net investment income(S)             3.96+               4.15                4.05           4.10           4.37           4.80
Portfolio turnover                      3                   8                   9             13             15             15
Net assets at end of period
(000 Omitted)                     $34,407             $33,911             $37,508        $39,420        $36,146        $29,257
------------------------------------------------------------------------------------------------------------------------------
*** Certain expenses have been reduced without which performance would have been lower.
  + Annualized.
 ++ Not annualized.
  # Per share data are based on average shares outstanding.
 ## Ratios do not reflect reductions from fees paid indirectly.
(+) Total returns do not include any applicable sales charges.
(S) Effective April 1, 2001 the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies
    and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to April 1, 2001 have not been restated to reflect this change.
  & From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
  = Redemption fees charged by the fund during this period resulted in a per share impact of less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Municipal Income Fund (the fund) is a diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the taxation supporting the projects or assets or the inability to collect revenues for the project or from the assets. If the Internal Revenue Service determines an issuer of a municipal security has not complied with applicable tax requirements, the security could decline in value, interest from the security could become taxable and the fund may be required to issue Forms 1099-DIV.

INVESTMENT VALUATIONS - Bonds and other fixed income securities, including restricted fixed income securities, (other than short-term obligations) in the fund's portfolio are valued at an evaluated bid price as reported by an independent pricing service, or to the extent a valuation is not reported by a pricing service, such securities are valued on the basis of quotes from brokers and dealers. Prices obtained from pricing services utilize both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data without exclusive reliance upon quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Short-term obligations with a remaining maturity in excess of 60 days will be valued upon dealer-supplied valuations. All other short-term obligations in the fund's portfolio are valued at amortized cost, which approximates market value as determined by the Board of Trustees. When pricing service information or market quotations are not readily available, securities are priced at fair value as determined under the direction of the Board of Trustees.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include swap agreements.

SWAP AGREEMENTS - The fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party. Net cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund may use swaps for both hedging and non- hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest and foreign exchange rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

INTEREST RATE SWAP AGREEMENTS - Interest rate swap agreements are agreements to exchange cash flows periodically based on a notional principal amount, such as the exchange of fixed rate interest payments for floating rate interest payments, which are based on a specific financial index, or the exchange of two distinct floating rate payments. The net receivable or payable associated with these payments is accrued daily and recorded as an unrealized gain or loss, and any payments received or made are recorded as realized gains or losses, in the Statement of Operations. The primary risk associated with interest rate swap agreements is that unfavorable changes in the fluctuation of interest rates could adversely impact the fund.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which is retained by the fund) on proceeds from Class A, Class B, and Class C shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund will no longer charge a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended September 30, 2005, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by the fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because the fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable the fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, amortization and accretion on debt securities and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions declared for the years ended March 31, 2005 and March 31, 2004 was as follows:
                                                    3/31/05            3/31/04
Distributions declared from:
  Tax-exempt income                             $15,355,366        $17,263,999
  Ordinary income                                    27,254                 --
------------------------------------------------------------------------------
Total distributions declared                    $15,382,620        $17,263,999

As of March 31, 2005, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

      Undistributed tax-exempt income                 $  1,116,179
      Capital loss carryforward                         (4,741,158)
      Unrealized appreciation (depreciation)            20,590,564
      Other temporary differences                         (772,877)

For federal income tax purposes, the capital loss carryforward may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration March 31, 2011, ($655,485) and March 31, 2012, ($4,085,673).

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of the fund's average daily net assets. As part of a settlement agreement with the New York Attorney General concerning market timing and related matters, MFS has agreed to reduce the management fee to 0.30% of the fund's average daily net assets for the period March 1, 2004 through February 28, 2009. For the six months ended September 30, 2005 this waiver is reflected as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended September 30, 2005 was equivalent to an annual effective rate of 0.30% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $30,109 for the six months ended September 30, 2005, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to and retained by MFD. Another component of the plan is a service fee paid to MFD which subsequently pays a portion of this fee to financial intermediaries that enter into sales or service agreements with MFD, or its affiliates, based on the average daily net assets of accounts attributable to such intermediaries.

Distribution Fee Plan
                                                                   TOTAL         ANNUAL       SERVICE FEE      DISTRIBUTION
                          DISTRIBUTION          SERVICE     DISTRIBUTION      EFFECTIVE          RETAINED       AND SERVICE
                              FEE RATE         FEE RATE          PLAN(1)        RATE(2)         BY MFD(3)               FEE
Class A                          0.10%            0.25%            0.35%          0.25%            $4,811          $307,010
Class B                          0.75%            0.25%            1.00%          1.00%               102           209,759
Class C                          0.75%            0.25%            1.00%          1.00%                72           172,882
-----------------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                                $689,651

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended September
    30, 2005 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) For the six months ended September 30, 2005, MFD retained these service fees.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following the purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. MFD retained all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended September 30, 2005 were as follows:

                                                                 AMOUNT

          Class A                                                   $--
          Class B                                               $33,201
          Class C                                                $1,696

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended September 30, 2005, the fee was $184,821, which equated to 0.1147% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended September 30, 2005, these costs amounted to $42,901.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. Effective July 1, 2005, the fund's annual fixed amount is $10,000. The administrative services fee incurred for the six months ended September 30, 2005 was equivalent to an annual effective rate of 0.0152% of the fund's average daily net assets.

TRUSTEES' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $2,899. This amount is included in Trustees' compensation for the six months ended September 30, 2005.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $787, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $9,832,378 and $14,377,464, respectively.

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

          Aggregate cost                                $293,746,404
          ----------------------------------------------------------
          Gross unrealized appreciation                  $26,356,971
          Gross unrealized depreciation                   (3,552,362)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $22,804,609

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                             Six months ended 9/30/05             Year ended 3/31/05
                                             SHARES           AMOUNT           SHARES           AMOUNT

CLASS A SHARES

Shares sold                                  1,502,975       $13,017,244       1,567,579       $13,461,021
Shares issued to shareholders in
reinvestment of distributions                  370,726         3,214,202         849,343         7,292,898
Shares reacquired                           (1,538,277)      (13,326,368)     (4,659,350)      (39,924,894)
----------------------------------------------------------------------------------------------------------
Net change                                     335,424        $2,905,078      (2,242,428)     $(19,170,975)

CLASS B SHARES

Shares sold                                    141,070        $1,225,302         454,146        $3,903,573
Shares issued to shareholders in
reinvestment of distributions                   46,602           404,755         118,406         1,017,998
Shares reacquired                             (759,916)       (6,593,122)     (1,495,083)      (12,809,285)
----------------------------------------------------------------------------------------------------------
Net change                                    (572,244)      $(4,963,065)       (922,531)      $(7,887,714)

CLASS C SHARES
Shares sold                                    260,856        $2,267,222         544,452        $4,690,961
Shares issued to shareholders in
reinvestment of distributions                   52,186           453,845         119,904         1,032,616
Shares reacquired                             (276,462)       (2,401,294)     (1,021,491)       (8,771,734)
----------------------------------------------------------------------------------------------------------
Net change                                      36,580          $319,773        (357,135)      $(3,048,157)

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended September 30, 2005 was $984, and is included in miscellaneous expense. The fund had no significant borrowings during the six months ended September 30, 2005.

(7) CONCENTRATION OF CREDIT RISK

At September 30, 2005, 36.7% of securities in the portfolio of investments are backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency did not exceed 13.9% of total investments.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2005 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials which included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2004 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of peer funds identified by objective criteria suggested by MFS, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate account and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2004, which the Trustees believed was a long enough period to reflect differing market conditions. The Fund's performance was in the 19th percentile relative to the other funds in the universe for this three-year period (the 1st percentile being the best performers and the 100th percentile being the worst performers). The total return performance of the Fund's Class A shares was in the 10th percentile for the one-year period and the 36th percentile for the five- year period ended December 31, 2004 relative to the Lipper performance universe. Because of the passage of time, these performance results are likely to differ from the performance results for more recent periods, including those shown elsewhere in this report.

In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund's performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS' responses and efforts relating to investment performance.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered whether the Fund was subject to any fee waivers or reductions or expense limitations. The Trustees also considered that, according to the Lipper data, the Fund's effective advisory fee rate was lower than the Lipper expense group median, and the Fund's total expense ratio was approximately at the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account fee waivers or reductions or expense limitations, if any, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the nature and quality of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser which also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, including securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions to pay for research and other similar services (including MFS' general policy to pay directly for third-party research), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2005.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement will be available on or before December 1, 2005 by clicking on the fund's name under "Select a fund" on the MFS website (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Website at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  Washington, D.C. 20549-0102

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet website at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------

M F S(SM)
INVESTMENT MANAGEMENT(R)

(C) 2005 MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                             LMB-SEM-11/05 11M

ITEM 2. CODE OF ETHICS.

The Registrant has amended its Code of Ethics to reflect that the Registrant's Principal Financial Officer and Principal Executive Officer have changed.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                              SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS MUNICIPAL SERIES TRUST
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: November 23, 2005
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: November 23, 2005
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: November 23, 2005
      -----------------


* Print name and title of each signing officer under his or her signature.